UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 12 of its series: Allspring Alternative Risk Premia Fund, Allspring California Limited-Term Tax-Free Fund, Allspring California Tax-Free Fund, Allspring High Yield Municipal Bond Fund, Allspring Intermediate Tax/AMT-Free Fund, Allspring Minnesota Tax-Free Fund, Allspring Municipal Bond Fund, Allspring Pennsylvania Tax-Free Fund, Allspring Short-Term Municipal Bond Fund, Allspring Strategic Municipal Bond Fund, Allspring Ultra Short-Term Municipal Income Fund and Allspring Wisconsin Tax-Free Fund.

Date of reporting period: December 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

December 31, 2025

Alternative Risk Premia Fund

Class R6

WRPRX

This semi-annual shareholder report contains important information about Alternative Risk Premia Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$33	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Consolidated Total net assets	$110,198,517
Consolidated # of portfolio holdings	70
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$192,399

What did the Fund invest in?

CONSOLIDATED NET ASSET EXPOSURE (%)

Type	Long Position	Short Position
Bond futures	43	110
Commodity futures	22	26
Currency forwards	117	84
Equity index futures	20	1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4816 12-25

Semi-Annual Shareholder Report

December 31, 2025

Alternative Risk Premia Fund

Institutional Class

WRPIX

This semi-annual shareholder report contains important information about Alternative Risk Premia Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$38	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Consolidated Total net assets	$110,198,517
Consolidated # of portfolio holdings	70
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$192,399

What did the Fund invest in?

CONSOLIDATED NET ASSET EXPOSURE (%)

Type	Long Position	Short Position
Bond futures	43	110
Commodity futures	22	26
Currency forwards	117	84
Equity index futures	20	1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4723 12-25

Semi-Annual Shareholder Report

December 31, 2025

California Limited-Term Tax-Free Fund

Class A

SFCIX

This semi-annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$341,132,969
# of portfolio holdings	280
Portfolio turnover rate	10%
Total advisory fees paid	$597,393

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.4
California State University Series B-2, 0.55%, 11‑1‑2049	2.5
California Community Choice Financing Authority Series B-2, 3.77%, 2‑1‑2052	1.9
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
California Community Choice Financing Authority Series A-1, 5.00%, 12‑1‑2053	1.8
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.5
Los Angeles Housing Authority Victory Boulevard Housing Partners LP Series A, 3.00%, 1‑1‑2046	1.5
California Infrastructure & Economic Development Bank Colburn School, 4.22%, 8‑1‑2072	1.5

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.9
AA/Aa	42.9
A/A	26.8
BBB/Baa	20.2
BB/Ba	3.7
B/B	0.5
Not Rated	4.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	23.0
1-3 years	28.9
3-5 years	21.5
5-10 years	25.9
10-20 years	0.1
20-30 years	0.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective September 4, 2025, Robert Miller was added as a portfolio manager of the Fund and effective November 1, 2025, Terry Goode and Kim Nakahara were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0033 12-25

Semi-Annual Shareholder Report

December 31, 2025

California Limited-Term Tax-Free Fund

Institutional Class

SFCNX

This semi-annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$341,132,969
# of portfolio holdings	280
Portfolio turnover rate	10%
Total advisory fees paid	$597,393

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.4
California State University Series B-2, 0.55%, 11‑1‑2049	2.5
California Community Choice Financing Authority Series B-2, 3.77%, 2‑1‑2052	1.9
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
California Community Choice Financing Authority Series A-1, 5.00%, 12‑1‑2053	1.8
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.5
Los Angeles Housing Authority Victory Boulevard Housing Partners LP Series A, 3.00%, 1‑1‑2046	1.5
California Infrastructure & Economic Development Bank Colburn School, 4.22%, 8‑1‑2072	1.5

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.9
AA/Aa	42.9
A/A	26.8
BBB/Baa	20.2
BB/Ba	3.7
B/B	0.5
Not Rated	4.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	23.0
1-3 years	28.9
3-5 years	21.5
5-10 years	25.9
10-20 years	0.1
20-30 years	0.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective September 4, 2025, Robert Miller was added as a portfolio manager of the Fund and effective November 1, 2025, Terry Goode and Kim Nakahara were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3178 12-25

Semi-Annual Shareholder Report

December 31, 2025

California Tax-Free Fund

Class A

SCTAX

This semi-annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$555,150,047
# of portfolio holdings	228
Portfolio turnover rate	10%
Total advisory fees paid	$979,673

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.9
State of California, 5.00%, 8‑1‑2046	1.8
Los Angeles Unified School District Series A, 4.00%, 7‑1‑2040	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.7
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.5
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT, 5.00%, 5‑1‑2047	1.4
California Housing Finance Agency Class A Series 2, 4.00%, 3‑20‑2033	1.4

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.0
AA/Aa	30.0
A/A	33.2
BBB/Baa	21.1
BB/Ba	2.4
B/B	0.8
Not Rated	11.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	22.5
1-3 years	15.2
3-5 years	6.0
5-10 years	27.9
10-20 years	13.6
20-30 years	14.2
30+ years	0.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective September 4, 2025, Robert Miller was added as a portfolio manager of the Fund and effective November 1, 2025, Terry Goode and Kim Nakahara were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0032 12-25

Semi-Annual Shareholder Report

December 31, 2025

California Tax-Free Fund

Class C

SCTCX

This semi-annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$77	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$555,150,047
# of portfolio holdings	228
Portfolio turnover rate	10%
Total advisory fees paid	$979,673

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.9
State of California, 5.00%, 8‑1‑2046	1.8
Los Angeles Unified School District Series A, 4.00%, 7‑1‑2040	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.7
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.5
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT, 5.00%, 5‑1‑2047	1.4
California Housing Finance Agency Class A Series 2, 4.00%, 3‑20‑2033	1.4

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.0
AA/Aa	30.0
A/A	33.2
BBB/Baa	21.1
BB/Ba	2.4
B/B	0.8
Not Rated	11.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	22.5
1-3 years	15.2
3-5 years	6.0
5-10 years	27.9
10-20 years	13.6
20-30 years	14.2
30+ years	0.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective September 4, 2025, Robert Miller was added as a portfolio manager of the Fund and effective November 1, 2025, Terry Goode and Kim Nakahara were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0532 12-25

Semi-Annual Shareholder Report

December 31, 2025

California Tax-Free Fund

Institutional Class

SGTIX

This semi-annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$555,150,047
# of portfolio holdings	228
Portfolio turnover rate	10%
Total advisory fees paid	$979,673

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.9
State of California, 5.00%, 8‑1‑2046	1.8
Los Angeles Unified School District Series A, 4.00%, 7‑1‑2040	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.7
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.5
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT, 5.00%, 5‑1‑2047	1.4
California Housing Finance Agency Class A Series 2, 4.00%, 3‑20‑2033	1.4

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.0
AA/Aa	30.0
A/A	33.2
BBB/Baa	21.1
BB/Ba	2.4
B/B	0.8
Not Rated	11.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	22.5
1-3 years	15.2
3-5 years	6.0
5-10 years	27.9
10-20 years	13.6
20-30 years	14.2
30+ years	0.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective September 4, 2025, Robert Miller was added as a portfolio manager of the Fund and effective November 1, 2025, Terry Goode and Kim Nakahara were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3179 12-25

Semi-Annual Shareholder Report

December 31, 2025

High Yield Municipal Bond Fund

Class A

WHYMX

This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$187,574,732
# of portfolio holdings	184
Portfolio turnover rate	14%
Total advisory fees paid	$347,401

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.2
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Colorado Health Facilities Authority BSLC II Obligated Group, 5.25%, 9‑15‑2045	1.1
City of New York Series 3, 2.55%, 4‑1‑2042	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.8
A/A	8.2
BBB/Baa	26.2
BB/Ba	15.5
B/B	2.0
CCC/Caa and below	0.7
Not Rated	45.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	5.7
1-3 years	3.2
3-5 years	3.9
5-10 years	29.8
10-20 years	15.0
20-30 years	40.8
30+ years	1.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3364 12-25

Semi-Annual Shareholder Report

December 31, 2025

High Yield Municipal Bond Fund

Class C

WHYCX

This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$80	1.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$187,574,732
# of portfolio holdings	184
Portfolio turnover rate	14%
Total advisory fees paid	$347,401

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.2
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Colorado Health Facilities Authority BSLC II Obligated Group, 5.25%, 9‑15‑2045	1.1
City of New York Series 3, 2.55%, 4‑1‑2042	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.8
A/A	8.2
BBB/Baa	26.2
BB/Ba	15.5
B/B	2.0
CCC/Caa and below	0.7
Not Rated	45.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	5.7
1-3 years	3.2
3-5 years	3.9
5-10 years	29.8
10-20 years	15.0
20-30 years	40.8
30+ years	1.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3556 12-25

Semi-Annual Shareholder Report

December 31, 2025

High Yield Municipal Bond Fund

Class R6

EKHRX

This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$187,574,732
# of portfolio holdings	184
Portfolio turnover rate	14%
Total advisory fees paid	$347,401

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.2
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Colorado Health Facilities Authority BSLC II Obligated Group, 5.25%, 9‑15‑2045	1.1
City of New York Series 3, 2.55%, 4‑1‑2042	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.8
A/A	8.2
BBB/Baa	26.2
BB/Ba	15.5
B/B	2.0
CCC/Caa and below	0.7
Not Rated	45.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	5.7
1-3 years	3.2
3-5 years	3.9
5-10 years	29.8
10-20 years	15.0
20-30 years	40.8
30+ years	1.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4808 12-25

Semi-Annual Shareholder Report

December 31, 2025

High Yield Municipal Bond Fund

Institutional Class

WHYIX

This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$28	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$187,574,732
# of portfolio holdings	184
Portfolio turnover rate	14%
Total advisory fees paid	$347,401

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.2
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Colorado Health Facilities Authority BSLC II Obligated Group, 5.25%, 9‑15‑2045	1.1
City of New York Series 3, 2.55%, 4‑1‑2042	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.8
A/A	8.2
BBB/Baa	26.2
BB/Ba	15.5
B/B	2.0
CCC/Caa and below	0.7
Not Rated	45.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	5.7
1-3 years	3.2
3-5 years	3.9
5-10 years	29.8
10-20 years	15.0
20-30 years	40.8
30+ years	1.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3172 12-25

Semi-Annual Shareholder Report

December 31, 2025

Intermediate Tax/AMT-Free Fund

Class A

WFTAX

This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$948,625,549
# of portfolio holdings	523
Portfolio turnover rate	8%
Total advisory fees paid	$1,112,511

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.1
Bay Area Toll Authority Series A, 4.57%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.6
AA/Aa	33.6
A/A	38.3
BBB/Baa	18.4
BB/Ba	2.6
B/B	0.3
Not rated	4.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	17.3
1-3 years	17.3
3-5 years	23.0
5-10 years	28.2
10-20 years	14.0
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3322 12-25

Semi-Annual Shareholder Report

December 31, 2025

Intermediate Tax/AMT-Free Fund

Class C

WFTFX

This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$73	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$948,625,549
# of portfolio holdings	523
Portfolio turnover rate	8%
Total advisory fees paid	$1,112,511

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.1
Bay Area Toll Authority Series A, 4.57%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.6
AA/Aa	33.6
A/A	38.3
BBB/Baa	18.4
BB/Ba	2.6
B/B	0.3
Not rated	4.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	17.3
1-3 years	17.3
3-5 years	23.0
5-10 years	28.2
10-20 years	14.0
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3534 12-25

Semi-Annual Shareholder Report

December 31, 2025

Intermediate Tax/AMT-Free Fund

Class R6

WFRTX

This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$948,625,549
# of portfolio holdings	523
Portfolio turnover rate	8%
Total advisory fees paid	$1,112,511

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.1
Bay Area Toll Authority Series A, 4.57%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.6
AA/Aa	33.6
A/A	38.3
BBB/Baa	18.4
BB/Ba	2.6
B/B	0.3
Not rated	4.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	17.3
1-3 years	17.3
3-5 years	23.0
5-10 years	28.2
10-20 years	14.0
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4809 12-25

Semi-Annual Shareholder Report

December 31, 2025

Intermediate Tax/AMT-Free Fund

Institutional Class

WITIX

This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$948,625,549
# of portfolio holdings	523
Portfolio turnover rate	8%
Total advisory fees paid	$1,112,511

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.1
Bay Area Toll Authority Series A, 4.57%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.6
AA/Aa	33.6
A/A	38.3
BBB/Baa	18.4
BB/Ba	2.6
B/B	0.3
Not rated	4.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	17.3
1-3 years	17.3
3-5 years	23.0
5-10 years	28.2
10-20 years	14.0
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3158 12-25

Semi-Annual Shareholder Report

December 31, 2025

Minnesota Tax-Free Fund

Class A

NMTFX

This semi-annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$43	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$180,969,314
# of portfolio holdings	213
Portfolio turnover rate	9%
Total advisory fees paid	$287,895

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.5
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.7
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.7
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.6
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10‑1‑2039	1.5
Minnesota HEFA St. Olaf College, 4.00%, 10‑1‑2046	1.4
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2‑15‑2053	1.4
City of Forest Lake Kilkenny Senior Housing LP, 1.42%, 8‑15‑2038	1.3
Minnesota Housing Finance Agency Series F AMT, 3.25%, 1‑1‑2041	1.3

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	16.7
AA/Aa	36.1
A/A	24.9
BBB/Baa	12.0
BB/Ba	3.6
B/B	1.5
Not rated	5.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	22.0
1-3 years	13.6
3-5 years	13.1
5-10 years	38.2
10-20 years	8.6
20-30 years	4.4
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0003 12-25

Semi-Annual Shareholder Report

December 31, 2025

Minnesota Tax-Free Fund

Institutional Class

WMTIX

This semi-annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$180,969,314
# of portfolio holdings	213
Portfolio turnover rate	9%
Total advisory fees paid	$287,895

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.5
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.7
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.7
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.6
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10‑1‑2039	1.5
Minnesota HEFA St. Olaf College, 4.00%, 10‑1‑2046	1.4
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2‑15‑2053	1.4
City of Forest Lake Kilkenny Senior Housing LP, 1.42%, 8‑15‑2038	1.3
Minnesota Housing Finance Agency Series F AMT, 3.25%, 1‑1‑2041	1.3

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	16.7
AA/Aa	36.1
A/A	24.9
BBB/Baa	12.0
BB/Ba	3.6
B/B	1.5
Not rated	5.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	22.0
1-3 years	13.6
3-5 years	13.1
5-10 years	38.2
10-20 years	8.6
20-30 years	4.4
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4713 12-25

Semi-Annual Shareholder Report

December 31, 2025

Municipal Bond Fund

Administrator Class

WMFDX

This semi-annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$8,352,435,339
# of portfolio holdings	1,593
Portfolio turnover rate	5%
Total advisory fees paid	$13,459,360

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.5

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.7
AA/Aa	47.1
A/A	30.4
BBB/Baa	12.0
BB/Ba	1.7
B/B	0.1
Not Rated	3.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.6
1-3 years	14.8
3-5 years	13.3
5-10 years	41.0
10-20 years	10.1
20-30 years	3.8
30+ years	0.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective September 4, 2025, Adrian Van Poppel was added as a portfolio manager of the Fund and effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3707 12-25

Semi-Annual Shareholder Report

December 31, 2025

Municipal Bond Fund

Class A

WMFAX

This semi-annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$8,352,435,339
# of portfolio holdings	1,593
Portfolio turnover rate	5%
Total advisory fees paid	$13,459,360

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.5

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.7
AA/Aa	47.1
A/A	30.4
BBB/Baa	12.0
BB/Ba	1.7
B/B	0.1
Not Rated	3.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.6
1-3 years	14.8
3-5 years	13.3
5-10 years	41.0
10-20 years	10.1
20-30 years	3.8
30+ years	0.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective September 4, 2025, Adrian Van Poppel was added as a portfolio manager of the Fund and effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3317 12-25

Semi-Annual Shareholder Report

December 31, 2025

Municipal Bond Fund

Class C

WMFCX

This semi-annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$8,352,435,339
# of portfolio holdings	1,593
Portfolio turnover rate	5%
Total advisory fees paid	$13,459,360

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.5

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.7
AA/Aa	47.1
A/A	30.4
BBB/Baa	12.0
BB/Ba	1.7
B/B	0.1
Not Rated	3.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.6
1-3 years	14.8
3-5 years	13.3
5-10 years	41.0
10-20 years	10.1
20-30 years	3.8
30+ years	0.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective September 4, 2025, Adrian Van Poppel was added as a portfolio manager of the Fund and effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3528 12-25

Semi-Annual Shareholder Report

December 31, 2025

Municipal Bond Fund

Class R6

WMBRX

This semi-annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$8,352,435,339
# of portfolio holdings	1,593
Portfolio turnover rate	5%
Total advisory fees paid	$13,459,360

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.5

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.7
AA/Aa	47.1
A/A	30.4
BBB/Baa	12.0
BB/Ba	1.7
B/B	0.1
Not Rated	3.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.6
1-3 years	14.8
3-5 years	13.3
5-10 years	41.0
10-20 years	10.1
20-30 years	3.8
30+ years	0.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective September 4, 2025, Adrian Van Poppel was added as a portfolio manager of the Fund and effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4811 12-25

Semi-Annual Shareholder Report

December 31, 2025

Municipal Bond Fund

Institutional Class

WMBIX

This semi-annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$8,352,435,339
# of portfolio holdings	1,593
Portfolio turnover rate	5%
Total advisory fees paid	$13,459,360

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.5

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.7
AA/Aa	47.1
A/A	30.4
BBB/Baa	12.0
BB/Ba	1.7
B/B	0.1
Not Rated	3.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.6
1-3 years	14.8
3-5 years	13.3
5-10 years	41.0
10-20 years	10.1
20-30 years	3.8
30+ years	0.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective September 4, 2025, Adrian Van Poppel was added as a portfolio manager of the Fund and effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3160 12-25

Semi-Annual Shareholder Report

December 31, 2025

Pennsylvania Tax-Free Fund

Class A

EKVAX

This semi-annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$94,430,520
# of portfolio holdings	128
Portfolio turnover rate	18%
Total advisory fees paid	$112,258

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Kentucky Public Energy Authority Series C, 5.00%, 5‑1‑2036	2.2
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group, 5.00%, 11‑1‑2051	2.2
Northampton County General Purpose Authority Lehigh University Series B, 3.32%, 11‑15‑2039	1.8
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.8
Interboro School District, 5.50%, 8‑15‑2063	1.7
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.7
Pennsylvania Housing Finance Agency Series 151-A, 5.00%, 4‑1‑2027	1.6
West Shore School District, 5.00%, 11‑15‑2048	1.6
Chester County IDA Longwood Gardens, Inc., 4.00%, 12‑1‑2046	1.6
Pennsylvania Housing Finance Agency Fairhill Phase I LP, 3.15%, 1‑1‑2046	1.6

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	41.5
A/A	37.2
BBB/Baa	15.0
BB/Ba	5.1
Not Rated	0.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	17.7
1-3 years	15.1
3-5 years	13.1
5-10 years	26.6
10-20 years	16.2
20-30 years	11.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4301 12-25

Semi-Annual Shareholder Report

December 31, 2025

Pennsylvania Tax-Free Fund

Institutional Class

EKVYX

This semi-annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$94,430,520
# of portfolio holdings	128
Portfolio turnover rate	18%
Total advisory fees paid	$112,258

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Kentucky Public Energy Authority Series C, 5.00%, 5‑1‑2036	2.2
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group, 5.00%, 11‑1‑2051	2.2
Northampton County General Purpose Authority Lehigh University Series B, 3.32%, 11‑15‑2039	1.8
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.8
Interboro School District, 5.50%, 8‑15‑2063	1.7
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.7
Pennsylvania Housing Finance Agency Series 151-A, 5.00%, 4‑1‑2027	1.6
West Shore School District, 5.00%, 11‑15‑2048	1.6
Chester County IDA Longwood Gardens, Inc., 4.00%, 12‑1‑2046	1.6
Pennsylvania Housing Finance Agency Fairhill Phase I LP, 3.15%, 1‑1‑2046	1.6

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	41.5
A/A	37.2
BBB/Baa	15.0
BB/Ba	5.1
Not Rated	0.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	17.7
1-3 years	15.1
3-5 years	13.1
5-10 years	26.6
10-20 years	16.2
20-30 years	11.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0216 12-25

Semi-Annual Shareholder Report

December 31, 2025

Short-Term Municipal Bond Fund

Class A

WSMAX

This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,550,345,537
# of portfolio holdings	642
Portfolio turnover rate	16%
Total advisory fees paid	$2,380,057

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
South Dakota HEFA Sanford Obligated Group Series D-1, 3.37%, 7‑1‑2055	1.0
Dallas Fort Worth International Airport Series A-2 AMT, 5.00%, 11‑1‑2050	1.0
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
City of Andover Series A, 3.50%, 10‑1‑2028	0.9
Arizona IDA Diamond View at Ballpark Village LP, 2.76%, 7‑1‑2047	0.9
PFA Series 202, 2.60%, 8‑15‑2044	0.8
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 3.55%, 1‑15‑2049	0.8
Harris County Industrial Development Corp. Energy Transfer LP, 4.05%, 11‑1‑2050	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	33.4
A/A	38.6
BBB/Baa	16.7
BB/Ba	2.1
B/B	0.3
CCC/Caa and below	0.5
Note rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	39.6
1-3 years	28.9
3-5 years	20.5
5-10 years	8.6
10-20 years	1.1
20-30 years	1.2
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3330 12-25

Semi-Annual Shareholder Report

December 31, 2025

Short-Term Municipal Bond Fund

Class C

WSSCX

This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$70	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,550,345,537
# of portfolio holdings	642
Portfolio turnover rate	16%
Total advisory fees paid	$2,380,057

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
South Dakota HEFA Sanford Obligated Group Series D-1, 3.37%, 7‑1‑2055	1.0
Dallas Fort Worth International Airport Series A-2 AMT, 5.00%, 11‑1‑2050	1.0
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
City of Andover Series A, 3.50%, 10‑1‑2028	0.9
Arizona IDA Diamond View at Ballpark Village LP, 2.76%, 7‑1‑2047	0.9
PFA Series 202, 2.60%, 8‑15‑2044	0.8
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 3.55%, 1‑15‑2049	0.8
Harris County Industrial Development Corp. Energy Transfer LP, 4.05%, 11‑1‑2050	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	33.4
A/A	38.6
BBB/Baa	16.7
BB/Ba	2.1
B/B	0.3
CCC/Caa and below	0.5
Note rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	39.6
1-3 years	28.9
3-5 years	20.5
5-10 years	8.6
10-20 years	1.1
20-30 years	1.2
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3509 12-25

Semi-Annual Shareholder Report

December 31, 2025

Short-Term Municipal Bond Fund

Class R6

WSSRX

This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,550,345,537
# of portfolio holdings	642
Portfolio turnover rate	16%
Total advisory fees paid	$2,380,057

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
South Dakota HEFA Sanford Obligated Group Series D-1, 3.37%, 7‑1‑2055	1.0
Dallas Fort Worth International Airport Series A-2 AMT, 5.00%, 11‑1‑2050	1.0
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
City of Andover Series A, 3.50%, 10‑1‑2028	0.9
Arizona IDA Diamond View at Ballpark Village LP, 2.76%, 7‑1‑2047	0.9
PFA Series 202, 2.60%, 8‑15‑2044	0.8
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 3.55%, 1‑15‑2049	0.8
Harris County Industrial Development Corp. Energy Transfer LP, 4.05%, 11‑1‑2050	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	33.4
A/A	38.6
BBB/Baa	16.7
BB/Ba	2.1
B/B	0.3
CCC/Caa and below	0.5
Note rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	39.6
1-3 years	28.9
3-5 years	20.5
5-10 years	8.6
10-20 years	1.1
20-30 years	1.2
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4813 12-25

Semi-Annual Shareholder Report

December 31, 2025

Short-Term Municipal Bond Fund

Institutional Class

WSBIX

This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,550,345,537
# of portfolio holdings	642
Portfolio turnover rate	16%
Total advisory fees paid	$2,380,057

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
South Dakota HEFA Sanford Obligated Group Series D-1, 3.37%, 7‑1‑2055	1.0
Dallas Fort Worth International Airport Series A-2 AMT, 5.00%, 11‑1‑2050	1.0
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
City of Andover Series A, 3.50%, 10‑1‑2028	0.9
Arizona IDA Diamond View at Ballpark Village LP, 2.76%, 7‑1‑2047	0.9
PFA Series 202, 2.60%, 8‑15‑2044	0.8
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 3.55%, 1‑15‑2049	0.8
Harris County Industrial Development Corp. Energy Transfer LP, 4.05%, 11‑1‑2050	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	33.4
A/A	38.6
BBB/Baa	16.7
BB/Ba	2.1
B/B	0.3
CCC/Caa and below	0.5
Note rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	39.6
1-3 years	28.9
3-5 years	20.5
5-10 years	8.6
10-20 years	1.1
20-30 years	1.2
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3161 12-25

Semi-Annual Shareholder Report

December 31, 2025

Strategic Municipal Bond Fund

Class A

VMPAX

This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,933,126,494
# of portfolio holdings	886
Portfolio turnover rate	11%
Total advisory fees paid	$3,544,042

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.4
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8
Bay Area Toll Authority Series D, 3.62%, 4‑1‑2056	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	31.6
A/A	27.5
BBB/Baa	20.2
BB/Ba	6.1
B/B	1.2
Note rated	9.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	26.2
1-3 years	19.7
3-5 years	20.6
5-10 years	23.7
10-20 years	9.0
20-30 years	0.6
30+ years	0.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4313 12-25

Semi-Annual Shareholder Report

December 31, 2025

Strategic Municipal Bond Fund

Class C

DHICX

This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$79	1.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,933,126,494
# of portfolio holdings	886
Portfolio turnover rate	11%
Total advisory fees paid	$3,544,042

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.4
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8
Bay Area Toll Authority Series D, 3.62%, 4‑1‑2056	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	31.6
A/A	27.5
BBB/Baa	20.2
BB/Ba	6.1
B/B	1.2
Note rated	9.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	26.2
1-3 years	19.7
3-5 years	20.6
5-10 years	23.7
10-20 years	9.0
20-30 years	0.6
30+ years	0.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4503 12-25

Semi-Annual Shareholder Report

December 31, 2025

Strategic Municipal Bond Fund

Class R6

VMPRX

This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,933,126,494
# of portfolio holdings	886
Portfolio turnover rate	11%
Total advisory fees paid	$3,544,042

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.4
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8
Bay Area Toll Authority Series D, 3.62%, 4‑1‑2056	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	31.6
A/A	27.5
BBB/Baa	20.2
BB/Ba	6.1
B/B	1.2
Note rated	9.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	26.2
1-3 years	19.7
3-5 years	20.6
5-10 years	23.7
10-20 years	9.0
20-30 years	0.6
30+ years	0.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4814 12-25

Semi-Annual Shareholder Report

December 31, 2025

Strategic Municipal Bond Fund

Institutional Class

STRIX

This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,933,126,494
# of portfolio holdings	886
Portfolio turnover rate	11%
Total advisory fees paid	$3,544,042

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.4
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8
Bay Area Toll Authority Series D, 3.62%, 4‑1‑2056	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	31.6
A/A	27.5
BBB/Baa	20.2
BB/Ba	6.1
B/B	1.2
Note rated	9.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	26.2
1-3 years	19.7
3-5 years	20.6
5-10 years	23.7
10-20 years	9.0
20-30 years	0.6
30+ years	0.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3171 12-25

Semi-Annual Shareholder Report

December 31, 2025

Ultra Short-Term Municipal Income Fund

Class A

SMAVX

This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,072,067,882
# of portfolio holdings	381
Portfolio turnover rate	22%
Total advisory fees paid	$659,530

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 1.57%, 4‑24‑2026	1.9
South Dakota HEFA Sanford Obligated Group Series D-2, 3.30%, 7‑1‑2055	1.9
Connecticut State HEFA Yale-New Haven Health Obligated Group Series C-2, 2.25%, 7‑1‑2060	1.9
Lee County IDA Health System, Inc. Obligated Group Series B, 3.86%, 4‑1‑2049	1.5
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.57%, 11‑1‑2040	1.4
Board of Governors of Colorado State University System Series B, 2.42%, 3‑1‑2055	1.4
PFA Series VRS220, 2.60%, 2‑15‑2055	1.4
Indiana Finance Authority Duke Energy Indiana LLC Series A4, 2.55%, 12‑1‑2039	1.3
Roswell Housing Authority, 3.35%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.0
AA/Aa	43.5
A/A	36.0
BBB/Baa	7.8
BB/Ba	1.3
CCC/Caa and below	0.2
Not Rated	6.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	64.0
1-3 years	21.0
3-5 years	8.0
5-10 years	1.3
10-20 years	0.4
20-30 years	4.9
30+ years	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3011 12-25

Semi-Annual Shareholder Report

December 31, 2025

Ultra Short-Term Municipal Income Fund

Class A2

WFUNX

This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,072,067,882
# of portfolio holdings	381
Portfolio turnover rate	22%
Total advisory fees paid	$659,530

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 1.57%, 4‑24‑2026	1.9
South Dakota HEFA Sanford Obligated Group Series D-2, 3.30%, 7‑1‑2055	1.9
Connecticut State HEFA Yale-New Haven Health Obligated Group Series C-2, 2.25%, 7‑1‑2060	1.9
Lee County IDA Health System, Inc. Obligated Group Series B, 3.86%, 4‑1‑2049	1.5
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.57%, 11‑1‑2040	1.4
Board of Governors of Colorado State University System Series B, 2.42%, 3‑1‑2055	1.4
PFA Series VRS220, 2.60%, 2‑15‑2055	1.4
Indiana Finance Authority Duke Energy Indiana LLC Series A4, 2.55%, 12‑1‑2039	1.3
Roswell Housing Authority, 3.35%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.0
AA/Aa	43.5
A/A	36.0
BBB/Baa	7.8
BB/Ba	1.3
CCC/Caa and below	0.2
Not Rated	6.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	64.0
1-3 years	21.0
3-5 years	8.0
5-10 years	1.3
10-20 years	0.4
20-30 years	4.9
30+ years	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5102 12-25

Semi-Annual Shareholder Report

December 31, 2025

Ultra Short-Term Municipal Income Fund

Class R6

WUSRX

This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,072,067,882
# of portfolio holdings	381
Portfolio turnover rate	22%
Total advisory fees paid	$659,530

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 1.57%, 4‑24‑2026	1.9
South Dakota HEFA Sanford Obligated Group Series D-2, 3.30%, 7‑1‑2055	1.9
Connecticut State HEFA Yale-New Haven Health Obligated Group Series C-2, 2.25%, 7‑1‑2060	1.9
Lee County IDA Health System, Inc. Obligated Group Series B, 3.86%, 4‑1‑2049	1.5
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.57%, 11‑1‑2040	1.4
Board of Governors of Colorado State University System Series B, 2.42%, 3‑1‑2055	1.4
PFA Series VRS220, 2.60%, 2‑15‑2055	1.4
Indiana Finance Authority Duke Energy Indiana LLC Series A4, 2.55%, 12‑1‑2039	1.3
Roswell Housing Authority, 3.35%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.0
AA/Aa	43.5
A/A	36.0
BBB/Baa	7.8
BB/Ba	1.3
CCC/Caa and below	0.2
Not Rated	6.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	64.0
1-3 years	21.0
3-5 years	8.0
5-10 years	1.3
10-20 years	0.4
20-30 years	4.9
30+ years	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4815 12-25

Semi-Annual Shareholder Report

December 31, 2025

Ultra Short-Term Municipal Income Fund

Institutional Class

SMAIX

This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,072,067,882
# of portfolio holdings	381
Portfolio turnover rate	22%
Total advisory fees paid	$659,530

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 1.57%, 4‑24‑2026	1.9
South Dakota HEFA Sanford Obligated Group Series D-2, 3.30%, 7‑1‑2055	1.9
Connecticut State HEFA Yale-New Haven Health Obligated Group Series C-2, 2.25%, 7‑1‑2060	1.9
Lee County IDA Health System, Inc. Obligated Group Series B, 3.86%, 4‑1‑2049	1.5
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.57%, 11‑1‑2040	1.4
Board of Governors of Colorado State University System Series B, 2.42%, 3‑1‑2055	1.4
PFA Series VRS220, 2.60%, 2‑15‑2055	1.4
Indiana Finance Authority Duke Energy Indiana LLC Series A4, 2.55%, 12‑1‑2039	1.3
Roswell Housing Authority, 3.35%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.0
AA/Aa	43.5
A/A	36.0
BBB/Baa	7.8
BB/Ba	1.3
CCC/Caa and below	0.2
Not Rated	6.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	64.0
1-3 years	21.0
3-5 years	8.0
5-10 years	1.3
10-20 years	0.4
20-30 years	4.9
30+ years	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3107 12-25

Semi-Annual Shareholder Report

December 31, 2025

Wisconsin Tax-Free Fund

Class A

WWTFX

This semi-annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$33	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$142,577,912
# of portfolio holdings	153
Portfolio turnover rate	8%
Total advisory fees paid	$210,037

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.55%, 6‑1‑2036	5.3
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	2.8
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.7
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.4
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	2.3
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.2
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C, 5.00%, 2‑15‑2047	2.2
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	2.1
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.8
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 2.55%, 4‑1‑2048	1.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.3
AA/Aa	28.8
A/A	39.9
BBB/Baa	24.8
BB/Ba	0.2
Not Rated	5.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	31.2
1-3 years	11.9
3-5 years	11.3
5-10 years	20.6
10-20 years	18.6
20-30 years	6.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3328 12-25

Semi-Annual Shareholder Report

December 31, 2025

Wisconsin Tax-Free Fund

Institutional Class

WWTIX

This semi-annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$142,577,912
# of portfolio holdings	153
Portfolio turnover rate	8%
Total advisory fees paid	$210,037

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.55%, 6‑1‑2036	5.3
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	2.8
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.7
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.4
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	2.3
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.2
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C, 5.00%, 2‑15‑2047	2.2
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	2.1
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.8
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 2.55%, 4‑1‑2048	1.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.3
AA/Aa	28.8
A/A	39.9
BBB/Baa	24.8
BB/Ba	0.2
Not Rated	5.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	31.2
1-3 years	11.9
3-5 years	11.3
5-10 years	20.6
10-20 years	18.6
20-30 years	6.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4716 12-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Strategic Municipal Bond Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring Strategic Municipal Bond Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.53%
Alabama: 4.55%
Education revenue: 0.13%
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25%	10-1-2034	$260,000	$282,848
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2035	1,010,000	1,092,332
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2036	1,000,000	1,072,465
				2,447,645
Health revenue: 0.26%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series C	5.00	11-15-2046	5,000,000	5,004,286
Industrial development revenue: 0.19%
Industrial Development Board of the City of Mobile Alabama Power Co. Series Aøø	3.38	6-1-2034	3,750,000	3,793,426
Utilities revenue: 3.97%
Black Belt Energy Gas District Project No. 6 Series Bøø	4.00	10-1-2052	6,500,000	6,527,272
Black Belt Energy Gas District Series B	5.00	10-1-2035	3,000,000	3,090,039
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	7,800,000	8,235,265
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	7,600,000	8,127,409
JPMorgan Chase Putters/Drivers Trust Series 2025-5088144Aø	1.57	4-24-2026	4,085,000	4,085,000
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	11,000,000	11,590,463
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,286,881
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2033	1,000,000	1,095,018
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2034	1,000,000	1,098,424
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2030	8,500,000	9,131,931
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	15,000,000	16,491,796
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	3.42	5-1-2055	2,000,000	2,000,000
				76,759,498
				88,004,855
Alaska: 0.42%
Airport revenue: 0.14%
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2035	1,000,000	1,161,642
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2036	1,250,000	1,440,349
				2,601,991
Health revenue: 0.28%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,501,080
The accompanying notes are an integral part of these financial statements.
2 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00%	10-1-2028	$1,530,000	$1,606,168
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2029	2,220,000	2,369,103
				5,476,351
				8,078,342
Arizona: 1.42%
Education revenue: 0.59%
Arizona IDA Agribusiness & Equine Center, Inc. Series B144A	4.00	3-1-2027	425,000	423,014
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2034	230,000	228,206
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2029	160,000	161,062
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2030	190,000	191,225
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2031	200,000	201,220
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2032	210,000	211,198
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2033	220,000	221,147
Arizona IDA Leman Academy of Excellence Obligated Group Series A144A	4.50	7-1-2029	555,000	555,317
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2026	2,585,000	2,584,518
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2028	2,785,000	2,781,497
IDA of the County of Pima Edkey, Inc. Obligated Group144A†	3.50	7-1-2025	685,000	548,000
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2034	1,250,000	1,282,802
Sierra Vista IDA Wake Preparatory Academy	5.25	6-15-2035	2,000,000	2,056,991
				11,446,197
Health revenue: 0.03%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2026	245,000	245,118
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2027	350,000	350,638
				595,756
Housing revenue: 0.25%
Arizona IDA State of Nebraska	5.00	2-1-2027	1,255,000	1,287,049
Arizona IDA State of Nebraska	5.00	5-1-2027	1,125,000	1,160,463
Arizona IDA State of Nebraska	5.00	8-1-2027	1,205,000	1,250,231
Arizona IDA State of Nebraska	5.00	11-1-2027	1,000,000	1,043,579
				4,741,322
Industrial development revenue: 0.42%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	8,000,000	8,110,377
Resource recovery revenue: 0.13%
Maricopa County IDA Robert & Andrea Van Hofwegen Family LLC (Farm Credit Services Southwest LOC)ø	3.36	8-1-2026	2,500,000	2,500,000
				27,393,652
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arkansas: 0.33%
Industrial development revenue: 0.31%
Arkansas Development Finance Authority Weyerhaeuser Co. AMTøø	3.88%	10-15-2065	$6,000,000	$6,005,349
Tax revenue: 0.02%
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2029	230,000	238,232
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2030	125,000	129,579
				367,811
				6,373,160
California: 5.26%
Education revenue: 0.18%
California Municipal Finance Authority Nova Academy Series A144A	4.00	6-15-2026	250,000	249,088
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40	12-1-2026	3,050,000	3,058,469
California School Finance Authority Rocketship Education Obligated Group Series A144A	4.50	6-1-2027	250,000	250,297
				3,557,854
GO revenue: 0.21%
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,000,000	4,003,906
Health revenue: 0.72%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	6,000,000	5,678,274
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2026	415,000	416,544
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2027	400,000	404,736
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2036	2,000,000	2,011,612
California Statewide CDA Series A144A	5.00	10-1-2028	5,000,000	5,378,983
				13,890,149
Housing revenue: 0.65%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	1,280,261	1,311,852
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2026	400,000	402,984
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2027	500,000	514,719
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2028	400,000	419,639
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.02	3-1-2057	5,000,000	5,000,000
PFA Class A Series 2025-VRS212 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.60	2-1-2055	5,000,000	5,000,000
				12,649,194
The accompanying notes are an integral part of these financial statements.
4 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.02%
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00%	6-1-2026	$350,000	$351,194
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,251,217
Transportation revenue: 0.82%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	3.77	4-1-2056	2,000,000	1,997,247
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	3.62	4-1-2056	14,000,000	13,881,763
				15,879,010
Utilities revenue: 2.59%
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	10,000,000	10,943,158
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	5,590,000	5,668,907
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,938,120
Central Valley Energy Authorityøø	5.00	12-1-2055	10,000,000	10,892,945
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	6,240,000	6,628,197
				50,071,327
				101,653,851
Colorado: 1.33%
Airport revenue: 0.28%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2030	5,000,000	5,459,753
Education revenue: 0.02%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2031	305,000	298,220
GO revenue: 0.18%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	2,000,000	2,027,755
Aviation Station North Metropolitan District No. 2 Series A	4.00	12-1-2029	499,000	498,820
Peak Metropolitan District No. 1 Series A144A	4.00	12-1-2035	500,000	453,166
Thompson Crossing Metropolitan District No. 4	3.50	12-1-2029	514,000	505,872
				3,485,613
Health revenue: 0.49%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	6,000,000	5,660,745
Colorado Health Facilities Authority Craig Hospital Obligated Group Series B	5.00	12-1-2032	3,350,000	3,722,972
				9,383,717
Miscellaneous revenue: 0.30%
State of Colorado Series N COP	4.00	3-15-2043	6,000,000	5,891,789
Utilities revenue: 0.06%
City of Colorado Springs Utilities System Revenue Series B (Barclays Bank plc SPA)ø	3.37	11-1-2036	1,230,000	1,230,000
				25,749,092
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 1.23%
Education revenue: 0.23%
Connecticut State HEFA University of Hartford Series N	5.00%	7-1-2026	$575,000	$576,620
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2027	430,000	433,699
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	530,000	537,643
Connecticut State HEFA Yale University Series A-2øø	2.00	7-1-2042	1,500,000	1,495,007
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	940,000	952,627
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	330,000	338,303
Connecticut State Higher Education Supplement Loan Authority Series C	5.00	11-15-2027	125,000	127,654
				4,461,553
GO revenue: 0.23%
City of Bridgeport Series A	5.00	6-1-2026	1,220,000	1,231,506
City of Bridgeport Series A	5.00	6-1-2027	1,425,000	1,471,596
City of Bridgeport Series A	5.00	6-1-2028	1,605,000	1,694,163
				4,397,265
Health revenue: 0.72%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-2øø	5.00	7-1-2053	7,800,000	7,940,985
Connecticut State HEFA Yale-New Haven Health Obligated Group Series C-2ø	2.25	7-1-2060	3,000,000	3,000,000
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	4.25	10-1-2030	3,000,000	3,030,744
				13,971,729
Housing revenue: 0.05%
Connecticut HFA Series E-3 (State Street Bank & Trust Co. SPA)ø	3.35	11-15-2050	1,000,000	1,000,000
				23,830,547
District of Columbia: 0.40%
Airport revenue: 0.19%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2034	2,000,000	2,232,512
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2040	1,355,000	1,449,248
				3,681,760
Education revenue: 0.08%
District of Columbia Latin American Montessori Bilingual Public Charter School Obligated Group	4.00	6-1-2030	740,000	733,888
District of Columbia Two Rivers Public Charter School, Inc.	3.00	6-1-2030	805,000	786,448
				1,520,336
The accompanying notes are an integral part of these financial statements.
6 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1716 (Bank of America N.A. LIQ)144Aø	3.37%	7-15-2059	$2,500,000	$2,500,000
				7,702,096
Florida: 4.64%
Airport revenue: 0.56%
County of Lee Airport Revenue AMT	5.25	10-1-2041	6,000,000	6,505,723
Greater Orlando Aviation Authority United Airlines, Inc. AMT	5.25	11-1-2035	4,000,000	4,274,028
				10,779,751
Education revenue: 0.73%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2034	780,000	791,773
Capital Trust Agency, Inc. Imagine-Pasco County LLC Series A144A	3.00	12-15-2029	190,000	177,998
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2017 Obligated Group Series A144A	4.38	6-15-2027	270,000	269,408
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	4.00	6-15-2029	1,270,000	1,249,070
Capital Trust Authority IDEA Florida, Inc. Series A144A	5.13	6-15-2033	3,000,000	3,112,469
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,011,125
Florida Development Finance Corp. IDEA Florida, Inc.144A	5.25	6-15-2029	2,200,000	2,205,714
Florida Development Finance Corp. Renaissance Charter School, Inc. Series 2020C/D Obligated Group Series C144A	4.00	9-15-2030	470,000	458,328
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2027	650,000	667,780
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2028	1,050,000	1,094,385
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2029	1,000,000	1,056,272
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2029	420,000	423,666
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2030	870,000	878,470
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2031	660,000	665,681
				14,062,139
GO revenue: 0.65%
County of Miami-Dade Series A	4.00	7-1-2042	12,605,000	12,631,898
Health revenue: 0.49%
City of South Miami Health Facilities Authority, Inc. Baptist Health South Florida Obligated Group Series Bøø	5.00	8-15-2065	2,000,000	2,156,403
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	2,000,000	2,012,441
Hillsborough County IDA BayCare Obligated Group Series C (TD Bank N.A. LOC)ø	2.35	11-1-2038	900,000	900,000
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Martin County Health Facilities Authority Cleveland Clinic Health System Obligated Group Series A	4.00%	1-1-2046	$3,000,000	$2,764,650
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2029	225,000	223,850
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2030	200,000	198,717
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2031	205,000	202,968
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2036	1,000,000	953,416
				9,412,445
Industrial development revenue: 0.96%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	1,500,000	1,383,770
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144Aøø	4.45	7-1-2037	10,000,000	10,079,180
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.00	5-1-2029	2,000,000	2,018,448
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	5,000,000	5,149,917
				18,631,315
Miscellaneous revenue: 0.27%
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.25	9-1-2036	600,000	675,650
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2038	725,000	816,160
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2029	485,000	495,155
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.38	5-1-2033	975,000	1,012,225
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.00	5-1-2034	1,245,000	1,263,633
Village Community Development District No. 16 Series 2025 Special Assessment	3.55	5-1-2030	1,000,000	1,003,182
				5,266,005
Resource recovery revenue: 0.44%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	2,000,000	2,023,231
Florida Development Finance Corp. Waste Management, Inc. Series A AMTøø	3.40	9-1-2050	6,400,000	6,426,829
				8,450,060
Transportation revenue: 0.07%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2027	950,000	974,051
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2029	450,000	473,394
				1,447,445
Water & sewer revenue: 0.47%
Charlotte County IDA MSKP Town & Country Utility LLC AMT	5.13	10-1-2035	300,000	310,140
The accompanying notes are an integral part of these financial statements.
8 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00%	10-1-2041	$1,250,000	$1,171,535
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2029	1,055,000	1,132,781
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2030	1,760,000	1,921,595
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2031	1,980,000	2,192,850
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2032	2,080,000	2,324,139
				9,053,040
				89,734,098
Georgia: 4.78%
Education revenue: 0.04%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2034	710,000	690,247
Health revenue: 0.28%
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	3.34	4-1-2034	5,300,000	5,300,000
Industrial development revenue: 0.19%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	3.63	1-1-2031	2,000,000	1,947,101
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2036	1,750,000	1,794,868
				3,741,969
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,500,000	1,530,531
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,030,624
				2,561,155
Utilities revenue: 4.14%
Bartow County Development Authority Georgia Power Co.øø	1.80	9-1-2029	1,000,000	927,009
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2026	600,000	601,825
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2027	700,000	715,702
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2028	850,000	887,231
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2029	1,000,000	1,063,745
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2030	1,100,000	1,191,518
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2031	1,000,000	1,082,421
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2032	1,000,000	1,080,344
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,000,000	3,051,989
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series A	4.00%	12-1-2029	$4,500,000	$4,605,840
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,500,000	2,596,032
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	1,630,000	1,712,087
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,665,000	1,757,189
Main Street Natural Gas, Inc. Series Cøø	4.00	3-1-2050	10,235,000	10,289,372
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	7,265,000	7,399,531
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	28,000,000	27,970,818
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2027	300,000	307,400
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2028	400,000	418,189
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2029	400,000	420,498
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2030	350,000	384,038
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2032	1,100,000	1,243,516
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2028	1,000,000	1,032,452
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2029	910,000	947,033
Municipal Electric Authority of Georgia Series A	5.00	1-1-2027	2,160,000	2,213,281
Municipal Electric Authority of Georgia Series A	5.00	1-1-2028	2,305,000	2,409,812
Municipal Electric Authority of Georgia Series A	5.00	1-1-2029	1,140,000	1,215,713
Municipal Electric Authority of Georgia Series A	5.00	1-1-2030	1,025,000	1,089,008
Municipal Electric Authority of Georgia Series A	5.00	1-1-2031	1,385,000	1,470,928
				80,084,521
				92,377,892
Guam: 0.35%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2029	700,000	740,362
Miscellaneous revenue: 0.31%
Guam Department of Education Series A COP	4.25	2-1-2030	1,105,000	1,110,915
Territory of Guam Series F	5.00	1-1-2030	750,000	804,910
Territory of Guam Series F	5.00	1-1-2031	750,000	814,974
Territory of Guam Series G	5.00	1-1-2035	1,500,000	1,684,089
Territory of Guam Series G	5.00	1-1-2036	1,415,000	1,554,747
				5,969,635
				6,709,997
Hawaii: 0.26%
Airport revenue: 0.26%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2043	5,000,000	5,074,202
The accompanying notes are an integral part of these financial statements.
10 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.83%
Housing revenue: 0.21%
Idaho Housing & Finance Association Series A (GNMA / FNMA / FHLMC Insured)	6.00%	7-1-2054	$3,690,000	$4,062,123
Miscellaneous revenue: 0.62%
Tender Option Bond Trust Receipts/Certificates Series XF3474 (Morgan Stanley Bank LIQ)144Aø	3.35	8-15-2049	12,000,000	12,000,000
				16,062,123
Illinois: 12.32%
Airport revenue: 0.70%
Chicago O’Hare International Airport Series B	4.00	1-1-2044	7,000,000	6,524,616
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	530,000	575,125
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2032	400,000	439,206
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2033	400,000	436,325
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2034	325,000	352,969
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.80	12-1-2043	5,000,000	5,161,172
				13,489,413
Education revenue: 0.68%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2028	580,000	580,381
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2030	625,000	622,454
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2031	985,000	979,113
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2032	680,000	672,516
Illinois Finance Authority Art in Motion Series A144A	4.00	7-1-2031	1,445,000	1,298,152
Illinois Finance Authority Art in Motion Series A144A	5.00	7-1-2041	4,475,000	3,624,809
Illinois Finance Authority Bradley University Series C	5.00	8-1-2028	1,860,000	1,891,660
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2028	725,000	740,748
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	716,163
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	861,859
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	623,033
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	552,976
				13,163,864
GO revenue: 7.00%
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2033	1,375,000	1,523,033
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2034	1,625,000	1,791,054
Chicago Board of Education Series A	5.00	12-1-2033	5,300,000	5,333,303
Chicago Board of Education Series A	5.00	12-1-2034	1,500,000	1,505,845
Chicago Board of Education Series A	5.00	12-1-2035	2,560,000	2,565,311
Chicago Board of Education Series A	5.00	12-1-2040	1,500,000	1,469,427
Chicago Board of Education Series B	5.00	12-1-2026	2,000,000	2,014,093
Chicago Board of Education Series B	5.00	12-1-2027	1,625,000	1,649,872
Chicago Board of Education Series B	5.00	12-1-2031	2,500,000	2,554,926
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 11

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Board of Education Series C	5.00%	12-1-2034	$1,945,000	$1,946,362
Chicago Board of Education Series C	5.25	12-1-2039	5,095,000	5,080,750
Chicago Board of Education Series C	6.00	12-1-2038	8,000,000	8,653,230
Chicago Board of Education Series H	5.00	12-1-2036	4,500,000	4,452,024
City of Berwyn Series A	5.00	12-1-2028	3,000,000	3,015,684
City of Berwyn Series A	5.00	12-1-2029	2,345,000	2,356,997
City of Chicago Series A	5.00	1-1-2027	8,000,000	8,093,816
City of Chicago Series A	5.00	1-1-2028	6,125,000	6,285,444
City of Chicago Series A	5.00	1-1-2043	25,000,000	24,328,755
City of Chicago Series C	5.00	1-1-2026	970,000	970,000
City of Waukegan Series A (AG Insured)	4.00	12-30-2030	980,000	989,468
City of Waukegan Series A (AG Insured)	5.00	12-30-2031	1,000,000	1,001,134
Cook County Community Consolidated School District No. 15 Palatine	5.00	12-1-2026	2,540,000	2,544,316
Cook County School District No. 162 Matteson (BAM Insured)	5.00	12-1-2044	1,695,000	1,786,383
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2026	3,030,000	3,091,248
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2027	2,950,000	3,072,701
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2028	2,285,000	2,429,370
County of Cook Series A	5.00	11-15-2027	2,000,000	2,083,063
County of Cook Series A	5.00	11-15-2030	2,200,000	2,238,253
County of Cook Series A	5.00	11-15-2033	3,850,000	4,200,161
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,411,987
Peoria City School District No. 150 Series A (AG Insured)	4.00	12-1-2028	950,000	962,494
Peoria City School District No. 150 Series A (AG Insured)	4.00	12-1-2029	4,000,000	4,052,848
State of Illinois	5.00	2-1-2026	2,000,000	2,003,487
State of Illinois Series A	5.00	10-1-2026	3,000,000	3,048,949
State of Illinois Series A	5.00	12-1-2035	650,000	667,583
State of Illinois Series B	5.00	5-1-2037	5,000,000	5,418,733
Will County Community High School District No. 210 Lincoln-Way CAB (AG Insured)¤	0.00	1-1-2026	8,695,000	8,695,000
				135,287,104
Health revenue: 0.63%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	1,485,000	1,520,583
Illinois Finance Authority Ascension Health Credit Group Series C	4.00	2-15-2041	160,000	162,072
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series C (JPMorgan Chase Bank N.A. SPA)ø	2.40	8-15-2049	2,170,000	2,170,000
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	4.00	11-1-2024	420,000	290,850
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A (JPMorgan Chase Bank N.A. LOC)ø	2.50	8-1-2044	7,450,000	7,450,000
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2028	670,000	668,519
				12,262,024
The accompanying notes are an integral part of these financial statements.
12 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.74%
Illinois Housing Development Authority Series C	2.90%	8-1-2031	$1,000,000	$979,897
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	2.39	4-1-2045	2,200,000	2,200,000
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,030,394
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2028	3,015,000	3,150,151
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2030	5,250,000	5,601,438
Northern Illinois University (BAM Insured)	5.00	10-1-2027	350,000	360,843
Northern Illinois University (BAM Insured)	5.00	10-1-2029	650,000	689,846
Northern Illinois University (BAM Insured)	5.00	10-1-2030	325,000	349,758
				14,362,327
Miscellaneous revenue: 0.63%
City of Chicago Lakeshore East Special Assessment Area144A	3.20	12-1-2029	300,000	290,962
City of Chicago Lakeshore East Special Assessment Area144A	3.29	12-1-2030	325,000	314,621
City of Chicago Lakeshore East Special Assessment Area144A	3.38	12-1-2031	348,000	334,831
City of Chicago Lakeshore East Special Assessment Area144A	3.45	12-1-2032	275,000	263,983
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.15%)±	3.79	11-1-2034	3,865,000	3,870,404
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2026	1,740,000	1,713,380
Northern Illinois University COP (BAM Insured)	5.00	4-1-2033	815,000	894,824
Northern Illinois University COP (BAM Insured)	5.00	4-1-2034	735,000	809,968
Northern Illinois University COP (BAM Insured)	5.00	4-1-2035	825,000	904,087
Northern Illinois University COP (BAM Insured)	5.00	4-1-2036	500,000	545,770
Northern Illinois University COP (BAM Insured)	5.00	4-1-2037	600,000	650,604
Northern Illinois University COP (BAM Insured)	5.00	4-1-2038	670,000	722,278
Northern Illinois University COP (BAM Insured)	5.00	4-1-2039	750,000	804,290
				12,120,002
Tax revenue: 1.26%
County of Cook Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,043,085
County of Cook Sales Tax Revenue Series A	5.00	11-15-2029	675,000	733,917
County of Cook Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	3,948,977
County of Cook Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,484,225
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	5,000,000	5,079,698
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	4,815,000	4,815,000
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	1,000,000	1,023,273
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,200,600
				24,328,775
Utilities revenue: 0.16%
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2032	3,000,000	3,020,111
Water & sewer revenue: 0.52%
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2042	1,500,000	1,615,368
City of Chicago Wastewater Transmission Revenue Series B (AG Insured)	5.00	1-1-2031	3,140,000	3,204,523
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 13

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of Chicago Waterworks Revenue	5.00%	11-1-2028	$2,560,000	$2,607,152
City of Chicago Waterworks Revenue Series 2017-2 (AG Insured)	5.00	11-1-2030	2,620,000	2,714,979
				10,142,022
				238,175,642
Indiana: 1.61%
Education revenue: 0.01%
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	4.00	7-1-2030	187,000	183,972
Industrial development revenue: 0.20%
City of Valparaiso Pratt Paper LLC AMT144A	4.50	1-1-2034	2,780,000	2,847,738
Indianapolis Local Public Improvement Bond Bank Series E	5.00	3-1-2033	1,000,000	1,071,597
				3,919,335
Miscellaneous revenue: 0.74%
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2026	735,000	721,662
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2027	630,000	597,385
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,018,975
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	6,913,435
				14,251,457
Utilities revenue: 0.66%
Indiana Finance Authority Indianapolis Power & Light Co. Series Aøø	0.75	12-1-2038	3,000,000	2,978,582
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	7,630,000	7,838,382
Indiana Finance Authority Ohio Valley Electric Corp. Series B	3.00	11-1-2030	2,000,000	1,956,064
				12,773,028
				31,127,792
Iowa: 0.70%
Education revenue: 0.06%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2026	1,215,000	1,232,515
Health revenue: 0.19%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,315,000	1,324,978
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00	5-15-2039	2,260,000	2,301,946
				3,626,924
Industrial development revenue: 0.11%
Iowa Finance Authority John Maassen & Sons Partnership AMT (Farm Credit Services America LOC)ø	3.45	11-1-2035	2,075,000	2,075,000
Utilities revenue: 0.26%
PEFA, Inc. Gas Projectøø	5.00	9-1-2049	4,975,000	5,019,611
Water & sewer revenue: 0.08%
Xenia Rural Water District	5.00	12-1-2031	1,615,000	1,651,110
				13,605,160
The accompanying notes are an integral part of these financial statements.
14 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 0.71%
GO revenue: 0.09%
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00%	9-1-2043	$1,655,000	$1,733,245
Health revenue: 0.06%
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,104,992
Tax revenue: 0.56%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	19,260,000	10,898,011
				13,736,248
Kentucky: 2.36%
Education revenue: 0.09%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2029	570,000	561,784
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2030	590,000	577,989
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2031	615,000	597,352
				1,737,125
Health revenue: 0.15%
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2026	3,000,000	2,913,778
Industrial development revenue: 0.13%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,500,000	2,515,832
Miscellaneous revenue: 0.05%
Kentucky State University COP (BAM Insured)	3.00	11-1-2032	320,000	317,452
Kentucky State University COP (BAM Insured)	4.00	11-1-2033	130,000	137,038
Kentucky State University COP (BAM Insured)	4.00	11-1-2034	130,000	136,368
Kentucky State University COP (BAM Insured)	5.00	11-1-2029	200,000	216,441
Kentucky State University COP (BAM Insured)	5.00	11-1-2030	175,000	192,831
				1,000,130
Utilities revenue: 1.94%
County of Trimble Louisville Gas & Electric Co. Series A	0.63	9-1-2026	3,250,000	3,184,047
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,250,000	5,954,406
County of Trimble Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	6,200,000	5,960,976
Kentucky Public Energy Authority Series Cøø	4.00	2-1-2050	14,960,000	15,154,634
Kentucky Public Energy Authority Series C	5.00	5-1-2036	5,000,000	5,310,224
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series B AMT	1.35	11-1-2027	2,000,000	1,917,757
				37,482,044
				45,648,909
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 15

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 1.56%
Airport revenue: 0.18%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AG Insured)	5.00%	1-1-2031	$1,250,000	$1,304,158
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AG Insured)	5.00	1-1-2032	2,000,000	2,084,836
				3,388,994
Industrial development revenue: 0.96%
Parish of St. John the Baptist Marathon Oil Corp. Series 2017B-2øø	2.38	6-1-2037	8,330,000	8,310,896
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	3,250,000	3,269,234
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	7,000,000	6,977,940
				18,558,070
Miscellaneous revenue: 0.06%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,355,000	1,244,004
Water & sewer revenue: 0.36%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2026	350,000	353,298
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2027	600,000	619,603
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2028	400,000	419,347
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2029	600,000	638,622
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2030	600,000	646,996
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	3,500,000	3,300,969
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	985,000	1,007,877
				6,986,712
				30,177,780
Maine: 1.16%
Health revenue: 0.14%
Maine Health & Higher Educational Facilities Authority Eastern Maine Healthcare Systems Obligated Group Series C	5.00	7-1-2039	1,865,000	1,978,779
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2027	750,000	773,746
				2,752,525
Housing revenue: 0.89%
Maine State Housing Authority Series A	3.20	11-15-2029	290,000	293,105
Maine State Housing Authority Series A	3.30	11-15-2030	150,000	151,582
Maine State Housing Authority Series A	3.45	11-15-2031	320,000	325,504
Maine State Housing Authority Series A	3.55	11-15-2032	530,000	541,704
Maine State Housing Authority Series A	3.70	11-15-2034	890,000	896,415
Maine State Housing Authority Series A	3.80	11-15-2035	345,000	347,408
Maine State Housing Authority Series A	3.90	11-15-2036	1,305,000	1,312,641
Maine State Housing Authority Series A	3.95	11-15-2037	765,000	768,794
Maine State Housing Authority Series A	4.10	11-15-2040	2,470,000	2,460,529
The accompanying notes are an integral part of these financial statements.
16 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Maine State Housing Authority Series A	4.50%	11-15-2045	$4,955,000	$4,920,009
Maine State Housing Authority Series C (Department of Housing and Urban Development Insured)	4.55	11-15-2044	5,045,000	5,082,497
				17,100,188
Resource recovery revenue: 0.13%
Finance Authority of Maine Casella Waste Systems, Inc. AMT144Aøø	4.63	12-1-2047	2,500,000	2,519,015
				22,371,728
Maryland: 1.19%
Education revenue: 0.06%
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2029	300,000	314,527
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2031	350,000	374,688
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2033	425,000	450,722
				1,139,937
Health revenue: 0.82%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2026	495,000	495,000
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2027	430,000	437,108
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2028	300,000	309,788
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2029	290,000	303,705
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2030	285,000	302,305
Maryland Health & Higher Educational Facilities Authority Johns Hopkins Health System Corp. Series C (Bank of America N.A. LOC)ø	2.45	5-15-2053	10,000,000	10,000,000
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2028	300,000	314,636
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2030	500,000	543,322
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2035	300,000	340,789
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2036	200,000	225,948
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2037	240,000	269,146
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2038	300,000	333,918
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2039	250,000	276,729
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 17

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00%	7-1-2040	$400,000	$438,501
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2042	715,000	767,324
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2045	500,000	519,266
				15,877,485
Housing revenue: 0.17%
Maryland Stadium Authority Series A	5.00	3-1-2036	2,890,000	3,255,592
Transportation revenue: 0.14%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	2,750,000	2,767,311
				23,040,325
Massachusetts: 1.84%
Airport revenue: 0.81%
Massachusetts Port Authority Series A AMT	5.00	7-1-2047	6,670,000	6,695,269
Massachusetts Port Authority Series E AMT	5.00	7-1-2031	1,000,000	1,103,844
Massachusetts Port Authority Series E AMT	5.00	7-1-2032	1,500,000	1,650,880
Massachusetts Port Authority Series E AMT	5.00	7-1-2033	3,000,000	3,288,992
Massachusetts Port Authority Series E AMT	5.00	7-1-2034	2,615,000	2,855,973
				15,594,958
Education revenue: 0.58%
Collegiate Charter School of Lowell	5.00	6-15-2029	400,000	401,851
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2029	340,000	338,125
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2030	355,000	351,835
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2031	370,000	365,518
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2026	1,000,000	1,008,663
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2027	1,500,000	1,534,661
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2028	3,250,000	3,372,873
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2029	1,400,000	1,468,564
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2030	2,230,000	2,382,565
				11,224,655
GO revenue: 0.35%
Commonwealth of Massachusetts Series E	4.00	9-1-2044	5,000,000	4,847,943
Town of Tyngsborough	4.00	10-15-2046	2,035,000	1,977,948
				6,825,891
Health revenue: 0.10%
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2026	150,000	151,915
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2027	160,000	165,916
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2028	175,000	185,712
The accompanying notes are an integral part of these financial statements.
18 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00%	7-15-2029	$300,000	$325,484
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2030	320,000	354,471
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2031	350,000	387,702
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2032	400,000	443,088
				2,014,288
				35,659,792
Michigan: 0.65%
Education revenue: 0.26%
Lake Superior State University (AG Insured)	4.00	11-15-2029	1,220,000	1,264,866
Lake Superior State University (AG Insured)	4.00	11-15-2030	405,000	423,291
Lake Superior State University (AG Insured)	4.00	11-15-2031	400,000	419,227
Michigan Finance Authority College for Creative Studies	5.00	12-1-2026	840,000	840,428
Michigan Finance Authority College for Creative Studies	5.00	12-1-2027	585,000	585,321
Michigan Finance Authority College for Creative Studies	5.00	12-1-2028	535,000	535,303
Michigan Finance Authority College for Creative Studies	5.00	12-1-2029	590,000	590,365
Michigan Finance Authority College for Creative Studies	5.00	12-1-2030	400,000	400,235
				5,059,036
GO revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2025- YX1437 (QSBLF Insured) (Barclays Bank plc LIQ)144Aø	3.37	5-1-2050	2,470,000	2,470,000
Industrial development revenue: 0.10%
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,997,870
Miscellaneous revenue: 0.16%
Michigan Finance Authority Wayne County	5.00	11-1-2028	865,000	918,826
Michigan Finance Authority Wayne County	5.00	11-1-2029	1,500,000	1,596,369
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	550,000	550,456
				3,065,651
				12,592,557
Minnesota: 1.65%
Education revenue: 0.55%
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2040	875,000	757,026
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	6,500,000	6,577,072
City of Woodbury Leadership Academy Series A	4.00	7-1-2031	590,000	574,082
City of Woodbury Leadership Academy Series A	4.00	7-1-2041	850,000	721,152
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	215,000	215,893
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 19

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Minnesota HEFA St. Catherine University Series A	5.00%	10-1-2027	$1,035,000	$1,059,770
Minnesota HEFA St. Catherine University Series A	5.00	10-1-2029	660,000	684,158
				10,589,153
Health revenue: 0.13%
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	2,585,000	2,586,765
Housing revenue: 0.35%
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	3.37	9-15-2031	135,000	135,000
Minnesota Housing Finance Agency Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)øø	3.25	1-1-2045	6,540,000	6,540,000
				6,675,000
Miscellaneous revenue: 0.10%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,000,477
Utilities revenue: 0.52%
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%) (Royal Bank of Canada LIQ)±	3.53	12-1-2052	10,000,000	10,015,488
				31,866,883
Mississippi: 0.55%
Health revenue: 0.21%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IIøø	5.00	10-1-2040	3,930,000	4,001,287
Industrial development revenue: 0.19%
County of Warren International Paper Co. Series A	4.20	5-1-2034	3,500,000	3,634,092
Miscellaneous revenue: 0.15%
Mississippi Development Bank City of Gulfport	4.00	9-1-2029	620,000	629,878
Mississippi Development Bank City of Gulfport	4.00	9-1-2030	565,000	573,949
Mississippi Development Bank City of Gulfport	4.00	9-1-2031	400,000	405,977
Mississippi Development Bank City of Gulfport	4.00	9-1-2032	435,000	440,767
Mississippi Development Bank City of Gulfport	5.00	9-1-2026	225,000	227,977
Mississippi Development Bank City of Gulfport	5.00	9-1-2027	385,000	391,651
Mississippi Development Bank City of Gulfport	5.00	9-1-2028	315,000	327,836
				2,998,035
				10,633,414
Missouri: 1.89%
Airport revenue: 0.11%
City of St. Louis Airport Revenue Series D AMT (AG Insured)	5.00	7-1-2030	2,090,000	2,143,996
Education revenue: 0.18%
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2026	925,000	940,857
The accompanying notes are an integral part of these financial statements.
20 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00%	10-1-2027	$975,000	$1,002,691
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2028	1,025,000	1,068,848
HEFA of the State of Missouri Webster University	5.00	4-1-2026	500,000	497,795
				3,510,191
Health revenue: 1.26%
HEFA of the State of Missouri BJC Healthcare Obligated Group	5.00	11-15-2030	5,425,000	5,467,901
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	18,000,000	18,892,553
				24,360,454
Housing revenue: 0.06%
Missouri Southern State University Auxiliary Enterprise System Revenue	3.00	10-1-2026	195,000	193,661
Missouri Southern State University Auxiliary Enterprise System Revenue	4.00	10-1-2031	1,000,000	992,559
				1,186,220
Miscellaneous revenue: 0.27%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2028	3,000,000	3,125,052
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2030	2,000,000	2,112,727
				5,237,779
Tax revenue: 0.01%
City of St. Ann Northwest Plaza Community Improvement District Series A144A	4.63	11-1-2030	75,000	73,369
				36,512,009
Nebraska: 1.12%
Airport revenue: 0.04%
Lincoln Airport Authority AMT	5.00	7-1-2029	835,000	884,584
Utilities revenue: 1.08%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2026	3,750,000	3,792,181
Central Plains Energy Project No. 3 Series A	5.00	9-1-2027	1,000,000	1,028,341
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	15,000,000	15,984,156
				20,804,678
				21,689,262
Nevada: 0.20%
Miscellaneous revenue: 0.09%
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2026	225,000	223,420
City of Las Vegas Special Improvement District No. 816	2.25	6-1-2027	250,000	244,710
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2028	245,000	237,049
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2029	195,000	185,884
City of Las Vegas Special Improvement District No. 816	2.63	6-1-2030	295,000	277,415
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 21

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
City of Las Vegas Special Improvement District No. 816	2.75%	6-1-2031	$225,000	$207,755
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2033	505,000	447,510
				1,823,743
Utilities revenue: 0.11%
County of Washoe NV Sierra Pacific Power Co. Series C AMTøø	4.13	3-1-2036	2,000,000	2,044,075
				3,867,818
New Hampshire: 0.23%
Housing revenue: 0.12%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	2,264,802	2,307,193
Resource recovery revenue: 0.11%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,000,000	2,106,943
				4,414,136
New Jersey: 2.85%
Airport revenue: 0.14%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2026	2,130,000	2,150,525
South Jersey Port Corp. Series B AMT	5.00	1-1-2028	500,000	518,493
				2,669,018
Education revenue: 0.10%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2036	425,000	440,457
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2037	150,000	154,494
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2038	200,000	204,851
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	5.00	7-1-2032	225,000	249,798
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	5.00	7-1-2034	225,000	247,641
Passaic County Improvement Authority Paterson Arts & Science Charter School	4.25	7-1-2033	515,000	527,952
				1,825,193
GO revenue: 0.32%
Atlantic City Board of Education (AG Insured)	4.00	4-1-2027	400,000	406,292
Atlantic City Board of Education (AG Insured)	4.00	4-1-2029	400,000	414,345
Atlantic City Board of Education (AG Insured)	4.00	4-1-2031	350,000	362,903
Atlantic City Board of Education (AG Insured)	4.00	4-1-2033	300,000	307,897
Atlantic City Board of Education (AG Insured)	4.00	4-1-2034	260,000	266,266
New Jersey EDA Series GGG144A	5.25	9-1-2026	2,230,000	2,268,763
Newark Board of Education (BAM Insured)	5.00	7-15-2029	340,000	366,556
Newark Board of Education (BAM Insured)	5.00	7-15-2030	325,000	357,144
Newark Board of Education (BAM Insured)	5.00	7-15-2031	400,000	446,984
The accompanying notes are an integral part of these financial statements.
22 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Newark Board of Education (BAM Insured)	5.00%	7-15-2032	$430,000	$480,668
Newark Board of Education (BAM Insured)	5.00	7-15-2033	520,000	577,305
				6,255,123
Housing revenue: 1.77%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	3,170,000	3,354,987
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	5,620,000	5,528,359
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,569,544
New Jersey EDA Series QQQ	5.00	6-15-2030	1,000,000	1,097,503
New Jersey EDA Series QQQ	5.00	6-15-2031	500,000	552,628
New Jersey TTFA Series A¤	0.00	12-15-2026	12,000,000	11,676,396
New Jersey TTFA Series C CAB (Ambac Insured)¤	0.00	12-15-2026	2,545,000	2,476,369
				34,255,786
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals, Inc. Series A	6.50	9-1-2030	185,000	170,051
Tax revenue: 0.08%
New Jersey TTFA Series BB	5.00	6-15-2030	1,500,000	1,598,233
Transportation revenue: 0.06%
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2036	500,000	557,326
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2037	500,000	553,825
				1,111,151
Water & sewer revenue: 0.37%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	5,500,000	5,195,155
New Jersey EDA American Water Co., Inc. Series D AMTøø	1.10	11-1-2029	2,075,000	1,953,400
				7,148,555
				55,033,110
New Mexico: 0.56%
Industrial development revenue: 0.49%
City of Farmington Southern California Edison Co. Series A	1.80	4-1-2029	10,000,000	9,479,245
Tax revenue: 0.07%
Winrock Town Center Tax Increment Development District No. 1144A	3.75	5-1-2028	292,000	289,106
Winrock Town Center Tax Increment Development District No. 1144A	4.00	5-1-2033	1,035,000	1,008,618
				1,297,724
				10,776,969
New York: 10.13%
Airport revenue: 1.09%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,306,218
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	1,405,000	1,473,602
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 23

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK New Terminal One LLC AMT	5.50%	6-30-2039	$1,085,000	$1,194,973
New York Transportation Development Corp. JFK New Terminal One LLC AMT	6.00	6-30-2041	1,115,000	1,250,169
New York Transportation Development Corp. JFK New Terminal One LLC AMT	6.00	6-30-2042	1,725,000	1,912,336
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	10,000,000	9,999,569
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT (AG Insured)	4.00	7-1-2032	2,000,000	1,998,865
				21,135,732
Education revenue: 1.33%
Babylon L D Corp. II Series A	5.75	2-1-2033	2,265,000	2,383,413
Babylon L D Corp. II Series A	6.40	2-1-2043	3,720,000	3,816,435
Build NYC Resource Corp. Integration Charter Schools Series A144A	4.00	6-1-2031	590,000	547,585
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2036	525,000	490,691
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	550,000	486,118
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	4.25	6-15-2035	1,000,000	993,797
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.25	4-15-2033	1,270,000	1,356,479
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.25	4-15-2033	1,120,000	1,195,563
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	1,965,000	1,909,273
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	434,844
Hempstead Town Local Development Corp. Academy Charter School Series A	4.76	2-1-2027	400,000	400,117
Hempstead Town Local Development Corp. Academy Charter School Series A	5.45	2-1-2027	840,000	843,551
Hempstead Town Local Development Corp. Academy Charter School Series A	6.47	2-1-2033	1,435,000	1,479,909
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	40,000	40,009
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.00	6-15-2032	7,115,000	7,543,864
New York City Industrial Development Agency Churchill School & Center for Learning Disabilities, Inc. (AG Insured)	2.25	10-1-2029	680,000	650,088
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2030	625,000	668,540
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2037	200,000	211,615
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2042	275,000	280,620
				25,732,511
GO revenue: 0.38%
City of Cortland BAN	4.50	5-15-2026	4,962,000	4,970,702
The accompanying notes are an integral part of these financial statements.
24 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Poughkeepsie	4.00%	4-15-2029	$245,000	$245,722
City of Poughkeepsie	5.00	6-1-2031	600,000	603,897
Village of Island Park Series A	4.50	2-15-2030	100,000	104,248
Village of Island Park Series A	4.50	2-15-2031	105,000	109,762
Village of Island Park Series A	4.50	2-15-2033	120,000	125,571
Village of Island Park Series A	4.50	2-15-2034	125,000	129,968
Village of Island Park Series A	4.50	2-15-2035	125,000	129,520
Village of Island Park Series A	4.50	2-15-2036	135,000	139,320
Village of Island Park Series A	4.50	2-15-2037	65,000	66,556
Village of Island Park Series A	4.75	2-15-2038	145,000	149,270
Village of Island Park Series A	4.75	2-15-2039	155,000	159,326
Village of Island Park Series A	4.75	2-15-2040	165,000	168,528
Village of Island Park Series A	4.75	2-15-2041	170,000	172,552
				7,274,942
Health revenue: 1.52%
Mizuho Floater/Residual Trust Series 2025-MIZ9208 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	3.55	8-10-2027	8,000,000	8,000,000
New York City Health & Hospitals Corp. Series B (TD Bank N.A. LOC)ø	2.33	2-15-2031	1,165,000	1,165,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	8,000,000	7,645,448
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	3,000,000	2,840,371
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2038	5,965,000	5,613,452
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2028	1,400,000	1,459,191
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2029	1,350,000	1,427,614
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2029	115,000	114,547
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2030	200,000	199,008
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2032	250,000	246,989
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2034	750,000	730,742
				29,442,362
Housing revenue: 1.13%
Empire State Development Corp. State of New York Sales Tax Revenue Series A	4.00	3-15-2042	5,000,000	4,929,400
New York City Housing Development Corp. Series A-2øø	3.73	5-1-2063	5,000,000	5,015,568
New York Liberty Development Corp. Series A	1.70	11-15-2030	4,000,000	3,607,039
New York Liberty Development Corp. Series A	2.10	11-15-2032	5,000,000	4,447,196
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	1,310,000	1,264,477
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 25

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.05%	4-1-2026	$1,275,000	$1,264,939
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.15	10-1-2026	1,335,000	1,305,893
				21,834,512
Industrial development revenue: 0.72%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	2,000,000	1,868,446
New York Transportation Development Corp. American Airlines, Inc. AMT	2.25	8-1-2026	420,000	417,632
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	750,000	764,593
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	9,250,000	9,648,716
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	2.50	10-31-2031	750,000	670,807
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2034	500,000	504,006
				13,874,200
Miscellaneous revenue: 1.03%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2030	1,750,000	1,894,512
Suffolk Regional Off-Track Betting Corp.	5.00	12-1-2034	10,000,000	10,322,004
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	7,900,000	7,612,582
Western Regional Off-Track Betting Corp.144A	3.00	12-1-2026	135,000	133,473
				19,962,571
Resource recovery revenue: 0.09%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMT144Aøø	4.25	9-1-2050	1,625,000	1,632,295
Tax revenue: 1.59%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	3,000,000	2,966,574
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2 (Bank of America N.A. SPA)ø	2.50	5-1-2055	4,000,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 (Mizuho Bank Limited SPA)ø	2.51	8-1-2043	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2036	5,000,000	5,033,305
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	5,000,000	4,855,687
New York City Transitional Finance Authority Future Tax Secured Revenue Series C	5.00	5-1-2042	4,000,000	4,309,469
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2042	7,600,000	7,383,826
				30,648,861
The accompanying notes are an integral part of these financial statements.
26 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.01%
Metropolitan Transportation Authority Series G-1F (U.S. SOFR+0.43%)±	2.96%	11-1-2026	$150,000	$149,936
Utilities revenue: 0.39%
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,459,896
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	4,000,000	4,140,600
				7,600,496
Water & sewer revenue: 0.85%
New York City Municipal Water Finance Authority Water & Sewer System (U.S. Bank N.A. SPA)ø	2.60	6-15-2043	10,500,000	10,500,000
New York City Municipal Water Finance Authority Water & Sewer System Series AA	4.00	6-15-2040	6,000,000	6,011,133
				16,511,133
				195,799,551
North Carolina: 1.04%
Education revenue: 0.08%
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2028	450,000	467,463
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2029	550,000	578,376
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2030	450,000	477,989
				1,523,828
Health revenue: 0.44%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	2.55	1-15-2038	5,210,000	5,210,000
North Carolina Medical Care Commission Friends Homes Obligated Group Series B-1	2.55	9-1-2026	1,575,000	1,562,287
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2029	275,000	279,102
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2030	285,000	290,556
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2031	290,000	295,994
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2036	900,000	898,255
				8,536,194
Housing revenue: 0.13%
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.15	7-1-2039	2,500,000	2,520,066
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 27

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.39%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.35%	6-1-2038	$7,500,000	$7,500,000
				20,080,088
North Dakota: 1.03%
GO revenue: 0.49%
McKenzie County Public School District No. 1 Series A	5.00	8-1-2026	1,115,000	1,127,877
McKenzie County Public School District No. 1 Series A	5.00	8-1-2027	1,170,000	1,206,372
McKenzie County Public School District No. 1 Series A	5.00	8-1-2028	1,225,000	1,285,772
McKenzie County Public School District No. 1 Series A	5.00	8-1-2029	1,290,000	1,370,478
McKenzie County Public School District No. 1 Series A	5.00	8-1-2030	1,355,000	1,437,398
McKenzie County Public School District No. 1 Series A	5.00	8-1-2031	1,420,000	1,504,284
McKenzie County Public School District No. 1 Series A	5.00	8-1-2032	1,490,000	1,575,622
				9,507,803
Health revenue: 0.18%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,650,000	1,735,112
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	1,600,000	1,700,291
				3,435,403
Housing revenue: 0.36%
North Dakota Housing Finance Agency Series D	3.95	1-1-2035	2,075,000	2,125,513
North Dakota Housing Finance Agency Series D	3.95	7-1-2035	2,375,000	2,429,318
North Dakota Housing Finance Agency Series D	4.00	1-1-2036	1,175,000	1,199,321
North Dakota Housing Finance Agency Series D	4.00	7-1-2036	1,225,000	1,244,793
				6,998,945
				19,942,151
Ohio: 1.24%
Education revenue: 0.15%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2031	650,000	645,978
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,326,819
				2,972,797
Health revenue: 0.29%
County of Hamilton UC Health Obligated Group	5.00	9-15-2027	615,000	632,517
County of Hamilton UC Health Obligated Group	5.00	9-15-2028	650,000	679,762
County of Montgomery Premier Health Partners Obligated Group Series A	5.00	11-15-2033	4,000,000	4,204,402
				5,516,681
Tax revenue: 0.34%
City of Akron Income Tax Revenue	4.00	12-1-2029	4,515,000	4,725,354
City of Akron Income Tax Revenue	4.00	12-1-2030	1,830,000	1,911,249
				6,636,603
The accompanying notes are an integral part of these financial statements.
28 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.46%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00%	2-15-2031	$1,700,000	$1,887,938
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	7,000,000	6,978,625
				8,866,563
				23,992,644
Oklahoma: 1.37%
Education revenue: 0.24%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	5.25	6-15-2034	750,000	761,425
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2026	975,000	981,321
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2027	1,370,000	1,398,106
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2028	715,000	733,627
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2029	755,000	781,470
				4,655,949
Housing revenue: 0.80%
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2033	1,465,000	1,579,493
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2034	1,545,000	1,667,552
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2035	1,620,000	1,743,916
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2028	2,500,000	2,521,000
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	1,810,000	1,829,262
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2034	2,000,000	2,128,385
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2035	3,750,000	3,966,040
				15,435,648
Industrial development revenue: 0.12%
Tulsa Municipal Airport Trust Trustees American Airlines, Inc. AMT	6.25	12-1-2035	2,000,000	2,289,930
Tax revenue: 0.21%
Tulsa Public Facilities Authority	4.00	10-1-2027	4,050,000	4,088,206
				26,469,733
Oregon: 0.72%
Airport revenue: 0.35%
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2033	6,000,000	6,740,531
GO revenue: 0.20%
City of Redmond Airport Expansion Projects Series A AMT	5.00	6-1-2032	950,000	1,053,936
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 29

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Redmond Airport Expansion Projects Series A AMT	5.00%	6-1-2034	$1,060,000	$1,194,369
City of Redmond Airport Expansion Projects Series A AMT	5.00	6-1-2036	1,450,000	1,627,841
				3,876,146
Health revenue: 0.17%
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	125,000	126,251
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2027	300,000	308,000
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	1,750,000	1,755,448
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series A	5.00	11-15-2036	1,145,000	1,156,302
				3,346,001
				13,962,678
Pennsylvania: 5.85%
Airport revenue: 0.29%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,217,198
Allegheny County Airport Authority Series A AMT	5.00	1-1-2031	2,250,000	2,441,566
				5,658,764
Education revenue: 1.16%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,100,000	2,116,362
Chester County IDA Avon Grove Charter School Series A	4.00	12-15-2027	535,000	537,786
Chester County IDA Collegium Charter School144A	5.00	10-15-2032	2,280,000	2,310,243
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2029	245,000	259,416
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2030	395,000	424,874
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2031	485,000	528,873
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,192,148
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2030	3,250,000	3,435,764
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2031	3,500,000	3,722,235
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	600,000	616,446
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2030	800,000	842,387
Pennsylvania Higher Educational Facilities Authority Pennsylvania’s State System of Higher Education Series AT-1	4.00	6-15-2035	2,000,000	2,000,011
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	1,250,000	1,259,406
Philadelphia IDA Independence Charter School West	4.00	6-15-2029	200,000	196,453
Philadelphia IDA Mathematics Science & Technology Community Charter School Series A	4.50	8-1-2026	490,000	491,561
Philadelphia IDA Mathematics Science & Technology Community Charter School Series B	4.88	8-1-2026	320,000	320,877
The accompanying notes are an integral part of these financial statements.
30 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Philadelphia IDA Tacony Academy Charter School144A	5.00%	6-15-2033	$1,630,000	$1,646,857
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	500,000	504,810
				22,406,509
GO revenue: 1.14%
Armstrong School District Series A (BAM Insured)	5.00	3-15-2029	920,000	981,065
City of Philadelphia Series B (Truist Bank LOC)ø	3.34	8-1-2031	4,500,000	4,500,000
Laurel Highlands School District (BAM Insured)	3.00	2-1-2030	675,000	675,112
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	980,000	990,586
Laurel Highlands School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,178,273
Lower Moreland Township School District	4.00	11-1-2043	1,000,000	1,000,055
Phoenixville Area School District	4.00	11-15-2038	4,290,000	4,372,860
Phoenixville Area School District	4.00	11-15-2039	2,870,000	2,914,013
School District of Philadelphia Series A	5.00	9-1-2030	2,500,000	2,695,027
School District of Philadelphia Series A	5.00	9-1-2031	2,500,000	2,692,141
				21,999,132
Health revenue: 1.19%
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2026	1,350,000	1,359,891
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2028	1,500,000	1,556,638
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2031	1,120,000	1,207,978
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2031	750,000	763,496
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2032	1,390,000	1,412,963
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	5,500,000	5,516,798
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2031	300,000	301,295
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2037	345,000	340,557
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,000,000	1,010,807
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	1,000,000	939,435
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-2 (PNC Bank N.A.)ø	2.55	11-1-2061	2,000,000	2,000,000
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-1 (JPMorgan Chase Bank N.A. SPA)ø	2.48	7-1-2054	5,310,000	5,310,000
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2027	1,200,000	1,225,596
				22,945,454
Housing revenue: 0.98%
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.00	6-30-2032	2,770,000	3,033,174
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	110,000	110,201
Pennsylvania Housing Finance Agency Series 142-A	4.20	10-1-2035	4,475,000	4,626,804
Pennsylvania Housing Finance Agency Series 142-A	4.50	10-1-2038	5,800,000	6,030,431
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 31

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pennsylvania Housing Finance Agency Series 142-A	5.50%	10-1-2053	$2,575,000	$2,711,176
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2033	2,500,000	2,537,984
				19,049,770
Miscellaneous revenue: 0.00%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	80,000	85,849
Resource recovery revenue: 0.55%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	3,500,000	3,628,138
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.65	6-1-2044	7,000,000	7,000,000
				10,628,138
Tax revenue: 0.12%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2029	500,000	526,679
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2030	500,000	533,584
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2031	550,000	593,148
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2032	600,000	652,062
				2,305,473
Transportation revenue: 0.26%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	578,572
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,202,383
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	416,331
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	431,698
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	446,968
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	466,566
Pennsylvania Turnpike Commission Series 2017-3	5.00	12-1-2040	1,365,000	1,402,298
				4,944,816
Water & sewer revenue: 0.16%
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	3,250,000	3,007,666
				113,031,571
Rhode Island: 0.24%
GO revenue: 0.02%
City of Providence Series A	5.00	1-15-2026	450,000	450,308
Housing revenue: 0.22%
Providence Public Building Authority Capital Improvement Program Projects Series A (AG Insured)	5.25	9-15-2043	1,000,000	1,079,956
Rhode Island Health & Educational Building Corp. PRG - Properties LLC Series A (AG Insured)	5.00	7-1-2038	700,000	756,851
The accompanying notes are an integral part of these financial statements.
32 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Rhode Island Health & Educational Building Corp. PRG - Properties LLC Series A (AG Insured)	5.00%	7-1-2040	$740,000	$785,852
Rhode Island Health & Educational Building Corp. PRG - Properties LLC Series A (AG Insured)	5.00	7-1-2045	1,500,000	1,534,907
Rhode Island Housing & Mortgage Finance Corp. Series 10-A	6.50	4-1-2027	15,000	15,035
				4,172,601
				4,622,909
South Carolina: 0.81%
Airport revenue: 0.06%
Charleston County Airport District Series A AMT	5.25	7-1-2041	1,000,000	1,087,570
Education revenue: 0.26%
South Carolina Jobs-EDA American Leadership Academy - Lexington Series A	5.50	6-15-2033	5,000,000	4,947,946
Health revenue: 0.07%
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.00	4-1-2036	1,270,000	1,378,772
Miscellaneous revenue: 0.01%
County of Berkeley Nexton Improvement District	4.00	11-1-2030	280,000	278,316
Utilities revenue: 0.41%
South Carolina Public Service Authority Series A	5.00	12-1-2031	2,850,000	3,141,636
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2045	4,500,000	4,753,333
				7,894,969
				15,587,573
South Dakota: 0.52%
Health revenue: 0.52%
South Dakota HEFA Sanford Obligated Group Series D-2ø	3.30	7-1-2055	10,000,000	10,000,000
Tennessee: 1.16%
GO revenue: 0.16%
Town of Collierville Series A	4.00	1-1-2046	3,150,000	3,047,826
Utilities revenue: 1.00%
Tennergy Corp. Series Aøø	4.00	12-1-2051	1,190,000	1,210,214
Tennergy Corp. Series Aøø	5.50	10-1-2053	8,010,000	8,591,685
Tennessee Energy Acquisition Corp. Series A	5.00	12-1-2035	8,000,000	8,602,317
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	925,000	936,662
				19,340,878
				22,388,704
Texas: 8.14%
Airport revenue: 0.52%
City of El Paso Airport Revenue	5.00	8-15-2027	835,000	866,997
City of El Paso Airport Revenue	5.00	8-15-2028	880,000	935,067
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 33

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City of El Paso Airport Revenue	5.00%	8-15-2029	$920,000	$996,508
City of El Paso Airport Revenue	5.00	8-15-2030	970,000	1,070,678
City of Houston Airport System Revenue United Airlines, Inc. Series A AMT	5.00	7-1-2027	1,750,000	1,777,925
Dallas Fort Worth International Airport Series A-2 AMTøø	5.00	11-1-2050	4,000,000	4,377,183
				10,024,358
Education revenue: 1.05%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.13	6-15-2034	785,000	783,478
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,035,602
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.00	6-15-2030	2,460,000	2,545,047
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2029	300,000	307,898
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2030	305,000	314,760
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2031	315,000	326,467
Arlington Higher Education Finance Corp. Leadership Prep School	4.00	6-15-2044	400,000	382,664
Arlington Higher Education Finance Corp. Leadership Prep School	4.00	6-15-2049	250,000	226,042
Arlington Higher Education Finance Corp. Leadership Prep School	5.00	6-15-2039	225,000	247,726
Arlington Higher Education Finance Corp. School of Excellence in Education Series A	4.00	2-15-2031	1,090,000	1,037,656
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	5.00	2-15-2032	500,000	499,079
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2029	80,000	79,366
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2030	85,000	83,913
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2031	80,000	78,698
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2026	200,000	200,956
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2027	205,000	207,562
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2028	75,000	76,510
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2029	315,000	334,678
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2030	385,000	414,504
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2031	435,000	473,214
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2032	515,000	564,099
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	4,880,000	4,987,432
The accompanying notes are an integral part of these financial statements.
34 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
New Hope Cultural Education Facilities Finance Corp. Cumberland Academy, Inc. Series A144A	4.00%	8-15-2030	$1,290,000	$1,230,794
Odessa Junior College District (AG Insured)	4.00	7-1-2029	650,000	675,396
Odessa Junior College District (AG Insured)	4.00	7-1-2030	870,000	913,166
Odessa Junior College District (AG Insured)	4.00	7-1-2031	220,000	232,820
Odessa Junior College District (AG Insured)	4.00	7-1-2032	460,000	484,858
Odessa Junior College District (AG Insured)	4.00	7-1-2033	710,000	745,048
Odessa Junior College District (AG Insured)	4.00	7-1-2034	500,000	522,641
Odessa Junior College District (AG Insured)	4.00	7-1-2035	290,000	301,057
				20,313,131
GO revenue: 1.00%
Brazosport Independent School District Series A	4.00	2-15-2029	2,355,000	2,387,309
City of Houston Series A	4.00	3-1-2044	2,500,000	2,319,784
City of Round Rock	4.00	8-15-2043	1,875,000	1,824,978
County of Bexar	4.00	6-15-2041	5,000,000	5,000,199
County of Hale (BAM Insured)	4.00	3-15-2042	2,195,000	2,199,405
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,205,000	1,184,270
Harris Montgomery Counties Municipal Utility District No. 386	4.00	9-1-2032	1,450,000	1,450,429
Klein Independent School District	3.63	2-1-2033	1,010,000	1,010,447
North East Independent School Districtøø	3.75	8-1-2049	1,915,000	1,937,659
				19,314,480
Health revenue: 0.77%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2041	3,205,000	3,156,162
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.25	1-1-2036	1,000,000	1,093,759
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.00	8-15-2026	2,000,000	2,026,393
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Obligated Group	5.00	11-1-2035	615,000	671,220
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Obligated Group	5.00	11-1-2040	2,200,000	2,320,882
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2040	440,000	460,372
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	2.45	10-1-2041	5,200,000	5,200,000
				14,928,788
Housing revenue: 0.66%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2028	1,630,000	1,683,290
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2031	680,000	724,897
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2034	980,000	1,032,618
FW Chaparral PFC Chaparral Ranch Project	4.00	10-1-2035	3,000,000	2,999,175
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 35

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Legacy Denton Public Facility Corp. Roselawn Village Ltd.øø	3.15%	11-1-2043	$2,500,000	$2,501,761
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series 2025B-3	4.25	10-1-2030	2,000,000	2,005,837
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A	5.50	10-1-2035	750,000	788,905
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	1,000,000	1,001,998
				12,738,481
Industrial development revenue: 0.90%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A†øø	10.00	6-1-2042	2,812,106	281,211
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2032	2,070,000	2,212,464
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2033	3,175,000	3,406,273
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	6,000,000	6,174,006
Mission Economic Development Corp. Graphic Packaging International LLC AMTøø	5.00	12-1-2064	2,500,000	2,591,021
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.50	1-1-2030	800,000	748,946
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.63	1-1-2031	800,000	740,775
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.75	1-1-2036	1,500,000	1,237,877
				17,392,573
Miscellaneous revenue: 0.06%
Lower Colorado River Authority Transmission Services Corp. Series A (AG Insured)	4.00	5-15-2043	1,250,000	1,224,114
Resource recovery revenue: 0.71%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A†	12.00	6-1-2043	4,686,843	468,684
Mission Economic Development Corp. Republic Services, Inc. AMT	3.50	1-1-2026	5,000,000	5,000,000
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Bø	2.57	4-1-2040	3,135,000	3,135,000
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Dø	2.52	11-1-2040	5,000,000	5,000,000
				13,603,684
Transportation revenue: 0.34%
County of Harris Toll Road Revenue Series B	5.00	8-15-2026	1,280,000	1,282,259
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2030	1,000,000	1,075,292
The accompanying notes are an integral part of these financial statements.
36 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00%	12-31-2032	$1,000,000	$1,070,542
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2033	3,000,000	3,196,069
				6,624,162
Utilities revenue: 1.01%
City of San Antonio Electric & Gas Systems Revenue Series Aøø	3.08	2-1-2055	15,000,000	15,050,369
Lower Colorado River Authority (AG Insured)	5.00	5-15-2030	990,000	1,088,847
Lower Colorado River Authority Series Bøø	5.00	5-15-2045	3,000,000	3,317,875
				19,457,091
Water & sewer revenue: 1.12%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2029	16,225,000	16,490,618
City of Garland Water & Sewer System Revenue	4.00	3-1-2042	1,185,000	1,170,273
San Antonio Water System Series A (Truist Bank SPA)ø	2.50	5-1-2054	4,000,000	4,000,000
				21,660,891
				157,281,753
Utah: 1.01%
Airport revenue: 0.20%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2029	1,000,000	1,047,284
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2031	2,705,000	2,824,385
				3,871,669
Education revenue: 0.04%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	3.25	6-15-2031	425,000	392,412
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Series A144A	3.50	2-15-2026	290,000	289,475
				681,887
Health revenue: 0.08%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,635,000	1,564,820
Housing revenue: 0.15%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	2,585,000	2,842,537
Miscellaneous revenue: 0.41%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2026	900,000	900,622
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2028	915,000	919,998
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2029	480,000	483,313
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2030	580,000	582,903
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 37

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Point Phase 1 Public Infrastructure District No. 1 Series A-1	5.13%	3-1-2035	$1,780,000	$1,861,589
Wakara Ridge Public Infrastructure District Ridge Assessment Area144A	5.63	12-1-2054	3,150,000	3,214,507
				7,962,932
Tax revenue: 0.13%
MIDA Mountain Veterans Program Public Infrastructure District144A	5.00	6-1-2044	1,000,000	1,001,223
MIDA Mountain Village Public Infrastructure District Military Recreation Facility Project Area Series 2144A	5.50	6-15-2039	1,500,000	1,540,882
				2,542,105
				19,465,950
Vermont: 0.11%
Housing revenue: 0.03%
Vermont Housing Finance Agency Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	650,000	650,730
Resource recovery revenue: 0.08%
Vermont EDA Casella Waste Systems, Inc. Series A AMT144Aøø	4.38	6-1-2052	1,500,000	1,509,747
				2,160,477
Virginia: 2.10%
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00	6-1-2029	330,000	345,438
Virginia College Building Authority Regent University	5.00	6-1-2030	350,000	370,724
Virginia College Building Authority Regent University	5.00	6-1-2031	300,000	320,704
				1,036,866
GO revenue: 0.13%
County of Arlington Series A	4.00	8-1-2040	2,500,000	2,556,223
Health revenue: 0.37%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	350,000	346,358
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	2.45	1-1-2054	4,800,000	4,800,000
Winchester EDA Valley Health Obligated Group Series B-2 (Truist Bank LOC)ø	2.45	1-1-2054	2,000,000	2,000,000
				7,146,358
Housing revenue: 0.48%
Virginia College Building Authority Series C	4.00	2-1-2036	2,625,000	2,638,962
Virginia Housing Development Authority Series A	3.90	3-1-2037	955,000	960,237
Virginia Housing Development Authority Series A	3.95	9-1-2037	825,000	829,400
Virginia Housing Development Authority Series A	4.10	9-1-2040	1,390,000	1,390,969
Virginia Housing Development Authority Series A	4.45	9-1-2045	3,500,000	3,479,010
				9,298,578
The accompanying notes are an integral part of these financial statements.
38 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.86%
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00%	2-15-2029	$10,000,000	$8,292,105
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	1-1-2032	3,225,000	3,500,578
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	7-1-2032	2,800,000	3,033,238
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,750,000	1,783,134
				16,609,055
Utilities revenue: 0.21%
York County EDA Virginia Electric & Power Co. Series Aøø	3.65	5-1-2033	4,000,000	4,049,080
				40,696,160
Washington: 1.91%
Airport revenue: 0.16%
Port of Seattle Series A AMT	5.00	5-1-2036	2,030,000	2,067,668
Washington EDFA AMTøø	5.88	12-1-2045	1,000,000	1,004,489
				3,072,157
GO revenue: 0.10%
City of Seattle	4.00	12-1-2040	1,900,000	1,897,562
Health revenue: 0.83%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	2,140,000	2,186,006
King County Public Hospital District No. 4 Series A	5.50	12-1-2035	2,750,000	2,762,937
Skagit County Public Hospital District No. 1	5.00	12-1-2029	3,975,000	4,023,926
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	3,000,000	3,004,398
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2038	3,000,000	3,003,401
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,000,000	1,000,854
				15,981,522
Housing revenue: 0.65%
King County Housing Authority	2.00	10-1-2033	600,000	522,636
King County Housing Authority	2.13	10-1-2036	2,000,000	1,662,852
King County Housing Authority	4.00	10-1-2029	225,000	230,925
King County Housing Authority	4.00	10-1-2030	200,000	207,228
King County Housing Authority	4.00	10-1-2031	290,000	297,313
Snohomish County Housing Authority	5.00	4-1-2027	1,130,000	1,155,623
Snohomish County Housing Authority	5.00	4-1-2028	1,610,000	1,674,282
Snohomish County Housing Authority	5.00	4-1-2029	1,690,000	1,789,727
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,127,059
				12,667,645
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 39

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.17%
City of Seattle Municipal Light & Power Revenue Series B (SIFMA Municipal Swap+0.25%)±	3.57%	5-1-2045	$3,250,000	$3,233,074
				36,851,960
West Virginia: 0.49%
Education revenue: 0.05%
West Virginia University Series Bøø	5.00	10-1-2041	1,000,000	1,071,429
Tax revenue: 0.17%
County of Monongalia Building Commission Development District No. 4 Series A144A	5.00	6-1-2033	400,000	417,964
County of Monongalia Building Commission Development District No. 4 Series A144A	5.75	6-1-2043	880,000	930,932
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	830,000	737,151
Monongalia County Commission Excise Tax District Series A144A	4.50	6-1-2027	1,175,000	1,180,008
				3,266,055
Utilities revenue: 0.27%
West Virginia EDA Wheeling Power Co. Series 2013A AMTøø	3.00	6-1-2037	5,245,000	5,200,943
				9,538,427
Wisconsin: 1.71%
Education revenue: 0.30%
PFA Corvian Community School, Inc. Series A144A	4.00	6-15-2029	585,000	567,361
PFA Corvian Community School, Inc. Series A144A	4.25	6-15-2029	530,000	518,340
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2031	1,095,000	1,036,356
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2034	795,000	826,569
PFA Nevada Charter Academies Series A144A	4.00	7-15-2029	400,000	399,161
PFA Roseman University of Health Sciences144A	4.00	4-1-2032	785,000	775,215
PFA Triad Math & Science Academy Co.	4.25	6-15-2027	325,000	326,652
PFA Triad Math & Science Academy Co.	5.00	6-15-2032	725,000	761,346
PFA Unity Classical Charter School; A Challenge Foundation Academy144A	5.75	7-1-2033	485,000	504,898
				5,715,898
GO revenue: 0.26%
City of Milwaukee Series B2 (AG Insured)	5.00	4-1-2035	2,200,000	2,505,298
City of Milwaukee Series B2 (AG Insured)	5.00	4-1-2036	2,235,000	2,528,105
				5,033,403
Health revenue: 0.54%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	184,681
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	186,978
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	296,631
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	375,587
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	586,589
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	607,058
PFA Washoe Barton Medical Clinic Series A144A	4.00	12-1-2031	700,000	699,272
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2036	3,000,000	3,002,184
The accompanying notes are an integral part of these financial statements.
40 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Beloit Health System Obligated Group	5.00%	7-1-2027	$1,145,000	$1,178,728
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	600,000	629,568
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2027	375,000	381,343
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2028	1,405,000	1,442,772
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2029	895,000	901,390
				10,472,781
Industrial development revenue: 0.09%
PFA Customer Facility Charge-SA LLC Series A	3.75	2-1-2032	850,000	844,931
PFA UNC Charlotte Marriott Hotel & Conference Center Series A144A	4.00	9-1-2036	1,000,000	964,699
				1,809,630
Miscellaneous revenue: 0.52%
PFA Astro Texas Land Projects144A	5.00	12-15-2036	3,955,953	3,918,485
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2029	1,050,000	931,539
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2031	1,350,000	1,118,955
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2028	260,000	238,685
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2029	390,000	347,350
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2030	550,000	474,264
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,025,084
				10,054,362
				33,086,074
Total municipal obligations (Cost $1,926,742,430)				1,904,631,844

		Yield	Shares
Short-term investments: 0.45%
Investment companies: 0.45%
Allspring Government Money Market Fund Select Class♠∞		3.71	8,802,041	8,802,041
Total short-term investments (Cost $8,802,041)				8,802,041
Total investments in securities (Cost $1,935,544,471)	98.98%			1,913,433,885
Other assets and liabilities, net	1.02			19,692,609
Total net assets	100.00%			$1,933,126,494

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 41

Portfolio of investments—December 31, 2025 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,214,567	$233,050,843	$(239,463,369)	$0	$0	$8,802,041	8,802,041	$149,395
The accompanying notes are an integral part of these financial statements.
42 | Allspring Strategic Municipal Bond Fund

Statement of assets and liabilities—December 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,926,742,430)	$1,904,631,844
Investments in affiliated securities, at value (cost $8,802,041)	8,802,041
Cash	247,640
Receivable for interest	19,822,528
Receivable for investments sold	2,202,800
Receivable for Fund shares sold	1,872,434
Prepaid expenses and other assets	68,273
Total assets	1,937,647,560
Liabilities
Payable for Fund shares redeemed	2,761,802
Dividends payable	821,683
Management fee payable	621,429
Administration fees payable	154,507
Shareholder servicing fees payable	70,268
Distribution fee payable	8,813
Trustees’ fees and expenses payable	912
Accrued expenses and other liabilities	81,652
Total liabilities	4,521,066
Total net assets	$1,933,126,494
Net assets consist of
Paid-in capital	$2,000,824,091
Total distributable loss	(67,697,597)
Total net assets	$1,933,126,494
Computation of net asset value and offering price per share
Net assets–Class A	$304,438,036
Shares outstanding–Class A1	34,189,102
Net asset value per share–Class A	$8.90
Maximum offering price per share – Class A2	$9.27
Net assets–Class C	$13,190,804
Shares outstanding–Class C1	1,476,192
Net asset value per share–Class C	$8.94
Net assets–Class R6	$5,226,081
Shares outstanding–Class R6[1]	586,618
Net asset value per share–Class R6	$8.91
Net assets–Institutional Class	$1,610,271,573
Shares outstanding–Institutional Class[1]	180,878,541
Net asset value per share–Institutional Class	$8.90
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 43

Statement of operations—six months ended December 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$29,219,621
Income from affiliated securities	149,395
Total investment income	29,369,016
Expenses
Management fee	3,568,276
Administration fees
Class A	235,604
Class C	10,838
Class R6	897
Administrator Class	4,428 [1]
Institutional Class	634,745
Shareholder servicing fees
Class A	392,220
Class C	18,016
Administrator Class	10,995 [1]
Distribution fee
Class C	54,049
Custody and accounting fees	34,678
Professional fees	46,226
Registration fees	64,454
Shareholder report expenses	34,725
Trustees’ fees and expenses	11,594
Other fees and expenses	25,684
Total expenses	5,147,429
Less: Fee waivers and/or expense reimbursements
Fund-level	(24,234)
Class A	(556)
Institutional Class	(208)
Net expenses	5,122,431
Net investment income	24,246,585
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(3,511,573)
Net change in unrealized gains (losses) on investments	37,127,000
Net realized and unrealized gains (losses) on investments	33,615,427
Net increase in net assets resulting from operations	$57,862,012
1 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
44 | Allspring Strategic Municipal Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
Operations
Net investment income		$24,246,585		$53,348,171
Net realized losses on investments		(3,511,573)		(2,174,300)
Net change in unrealized gains (losses) on investments		37,127,000		(1,445,015)
Net increase in net assets resulting from operations		57,862,012		49,728,856
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,039,390)		(8,261,334)
Class C		(131,553)		(314,200)
Class R6		(87,932)		(541,589)
Administrator Class		(118,326)[1]		(749,548)
Institutional Class		(22,964,401)		(43,480,303)
Total distributions to shareholders		(27,341,602)		(53,346,974)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,618,934	23,206,982	5,932,717	52,231,038
Class C	62,842	559,468	150,668	1,336,205
Class R6	12,214	107,194	293,936	2,590,951
Administrator Class	39,244 [1]	343,966 [1]	254,905	2,253,894
Institutional Class	23,077,645	204,111,819	69,949,338	616,271,118
		228,329,429		674,683,206
Reinvestment of distributions
Class A	404,737	3,584,437	838,198	7,395,991
Class C	14,260	126,721	33,953	300,639
Class R6	7,653	67,802	15,051	132,780
Administrator Class	9,967 [1]	87,409 [1]	79,243	699,250
Institutional Class	2,183,232	19,330,349	4,176,045	36,835,346
		23,196,718		45,364,006
Payment for shares redeemed
Class A	(4,522,463)	(40,044,924)	(9,533,289)	(83,991,034)
Class C	(308,416)	(2,742,718)	(667,815)	(5,899,557)
Class R6	(128,274)	(1,138,909)	(2,196,457)	(19,319,501)
Administrator Class	(98,473)[1]	(861,254)[1]	(1,987,242)	(17,535,532)
Institutional Class	(20,313,710)	(179,588,658)	(63,636,961)	(559,978,911)
		(224,376,463)		(686,724,535)
1 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 45

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(2,410,741)[2]	$(21,441,127)[2]	0	$0
Institutional Class	2,410,117 [2]	21,441,127 [2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		27,149,684		33,322,677
Total increase in net assets		57,670,094		29,704,559
Net assets
Beginning of period		1,875,456,400		1,845,751,841
End of period		$1,933,126,494		$1,875,456,400
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
46 | Allspring Strategic Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.76	$8.78	$8.68	$8.68	$9.33	$9.17
Net investment income	0.10 [1]	0.22 [1]	0.20 [1]	0.17	0.13	0.14
Net realized and unrealized gains (losses) on investments	0.16	(0.02)	0.11	0.00 [2]	(0.65)	0.16
Total from investment operations	0.26	0.20	0.31	0.17	(0.52)	0.30
Distributions to shareholders from
Net investment income	(0.12)	(0.22)	(0.21)	(0.17)	(0.13)	(0.14)
Net asset value, end of period	$8.90	$8.76	$8.78	$8.68	$8.68	$9.33
Total return[3]	2.92%	2.34%	3.58%	2.03%	(5.66)%	3.26%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.80%	0.79%	0.79%
Net expenses	0.79%	0.79%	0.79%	0.80%	0.79%	0.79%
Net investment income	2.25%	2.54%	2.36%	2.00%	1.38%	1.47%
Supplemental data
Portfolio turnover rate	11%	16%	11%	15%	24%	11%
Net assets, end of period (000s omitted)	$304,438	$312,709	$337,409	$407,928	$508,573	$622,409

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 47

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.79	$8.81	$8.71	$8.71	$9.36	$9.20
Net investment income	0.07 [1]	0.16 [1]	0.14 [1]	0.12	0.06	0.07
Net realized and unrealized gains (losses) on investments	0.16	(0.02)	0.10	(0.01)	(0.65)	0.16
Total from investment operations	0.23	0.14	0.24	0.11	(0.59)	0.23
Distributions to shareholders from
Net investment income	(0.08)	(0.16)	(0.14)	(0.11)	(0.06)	(0.07)
Net asset value, end of period	$8.94	$8.79	$8.81	$8.71	$8.71	$9.36
Total return[2]	2.64%	1.57%	2.81%	1.27%	(6.34)%	2.49%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%	1.54%	1.55%	1.54%	1.54%
Net expenses	1.54%	1.54%	1.54%	1.55%	1.54%	1.54%
Net investment income	1.50%	1.78%	1.61%	1.24%	0.62%	0.72%
Supplemental data
Portfolio turnover rate	11%	16%	11%	15%	24%	11%
Net assets, end of period (000s omitted)	$13,191	$15,014	$19,291	$27,858	$39,696	$56,483

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
48 | Allspring Strategic Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.77	$8.78	$8.68	$8.68	$9.33	$9.17
Net investment income	0.12 [1]	0.25 [1]	0.24 [1]	0.21	0.16	0.17
Net realized and unrealized gains (losses) on investments	0.15	0.00	0.10	0.00 [2]	(0.65)	0.16
Total from investment operations	0.27	0.25	0.34	0.21	(0.49)	0.33
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.24)	(0.21)	(0.16)	(0.17)
Net asset value, end of period	$8.91	$8.77	$8.78	$8.68	$8.68	$9.33
Total return[3]	3.11%	2.83%	3.97%	2.42%	(5.30)%	3.65%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.42%	0.42%	0.41%	0.41%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.41%	0.41%
Net investment income	2.62%	2.88%	2.74%	2.45%	1.74%	1.85%
Supplemental data
Portfolio turnover rate	11%	16%	11%	15%	24%	11%
Net assets, end of period (000s omitted)	$5,226	$6,093	$22,661	$24,490	$11,008	$17,590

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 49

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.76	$8.77	$8.68	$8.68	$9.32	$9.17
Net investment income	0.12 [1]	0.25 [1]	0.23 [1]	0.20	0.16	0.17
Net realized and unrealized gains (losses) on investments	0.15	(0.01)	0.09	0.00 [2]	(0.64)	0.15
Total from investment operations	0.27	0.24	0.32	0.20	(0.48)	0.32
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.23)	(0.20)	(0.16)	(0.17)
Net asset value, end of period	$8.90	$8.76	$8.77	$8.68	$8.68	$9.32
Total return[3]	3.09%	2.78%	3.80%	2.37%	(5.25)%	3.49%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.47%	0.47%	0.46%	0.46%
Net expenses	0.47%	0.47%	0.47%	0.47%	0.46%	0.46%
Net investment income	2.57%	2.86%	2.69%	2.33%	1.71%	1.80%
Supplemental data
Portfolio turnover rate	11%	16%	11%	15%	24%	11%
Net assets, end of period (000s omitted)	$1,610,272	$1,520,096	$1,430,315	$1,501,879	$1,806,507	$2,262,320

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
50 | Allspring Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Strategic Municipal Bond Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Strategic Municipal Bond Fund | 51

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $1,936,388,400 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$14,353,465
Gross unrealized losses	(37,307,980)
Net unrealized losses	$(22,954,515)
As of June 30, 2025, the Fund had capital loss carryforwards which consisted of $17,141,136 in short-term capital losses and $21,253,558 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,904,631,844	$0	$1,904,631,844
Short-term investments
Investment companies	8,802,041	0	0	8,802,041
Total assets	$8,802,041	$1,904,631,844	$0	$1,913,433,885
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among
52 | Allspring Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2025, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.79%
Class C	1.54
Class R6	0.42
Institutional Class	0.47
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2025, Allspring Funds Distributor received $1,797 from the sale of Class A shares and $3,557 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended December 31, 2025.
Allspring Strategic Municipal Bond Fund | 53

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $223,015,000, $129,710,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2025 were $214,986,404 and $193,450,478, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
54 | Allspring Strategic Municipal Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Strategic Municipal Bond Fund | 55

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

56 | Allspring Strategic Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4313 12-25

Allspring Pennsylvania Tax-Free Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring Pennsylvania Tax-Free Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.79%
Alabama: 0.84%
Utilities revenue: 0.84%
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$750,000	$790,259
California: 1.12%
Utilities revenue: 1.12%
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	1,000,000	1,061,390
Guam: 1.94%
Airport revenue: 0.83%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	200,000	216,726
Port Authority of Guam Series B AMT	5.00	7-1-2032	550,000	568,054
				784,780
Miscellaneous revenue: 1.11%
Territory of Guam Series F	4.00	1-1-2042	500,000	482,079
Territory of Guam Series G	5.00	1-1-2035	500,000	561,363
				1,043,442
				1,828,222
Illinois: 1.60%
Airport revenue: 0.52%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2030	450,000	489,470
GO revenue: 1.08%
City of Chicago Series A	5.50	1-1-2041	1,000,000	1,020,172
				1,509,642
Kentucky: 2.25%
Utilities revenue: 2.25%
Kentucky Public Energy Authority Series C	5.00	5-1-2036	2,000,000	2,124,089
Pennsylvania: 91.48%
Airport revenue: 2.66%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2051	1,500,000	1,500,198
Allegheny County Airport Authority Series B	5.00	1-1-2056	1,000,000	1,011,125
				2,511,323
Education revenue: 20.48%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	942,470
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	500,000	503,896
Chester County IDA Avon Grove Charter School Series A	5.00	12-15-2047	1,160,000	1,117,493
Chester County IDA Collegium Charter School Series A	5.13	10-15-2037	1,000,000	985,678
Cumberland County Municipal Authority Dickinson College	5.00	5-1-2032	940,000	946,183
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2032	330,000	334,595
The accompanying notes are an integral part of these financial statements.
2 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
General Authority of Southcentral Pennsylvania York College Series TT2	4.00%	5-1-2033	$315,000	$318,188
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2034	550,000	553,786
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	675,000	682,446
Lehigh County IDA Seven Generations Charter School Series A	4.00	5-1-2051	750,000	573,952
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2041	450,000	412,190
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2046	225,000	195,554
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2051	825,000	688,626
Northampton County General Purpose Authority Lehigh University Series B (TD Bank N.A. SPA)ø	3.32	11-15-2039	1,680,000	1,680,000
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series B	5.25	3-1-2037	1,000,000	1,002,650
Pennsylvania EDFA Villanova University	5.00	8-1-2049	1,500,000	1,571,026
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2031	1,000,000	1,063,496
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2026	500,000	505,458
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2027	300,000	305,934
Pennsylvania State University	5.00	9-1-2042	865,000	932,744
Philadelphia IDA Green Woods Charter School Series A	5.00	6-15-2032	235,000	243,496
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	250,000	243,110
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2029	220,000	224,827
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2030	145,000	147,916
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	500,000	495,043
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.50	5-1-2031	1,285,000	1,287,706
Swarthmore Borough Authority	5.00	9-15-2041	350,000	384,413
Tender Option Bond Trust Receipts/Certificates Series 2024-XL0539 (Morgan Stanley Bank LIQ)144Aø	3.35	8-1-2054	1,000,000	1,000,000
				19,342,876
GO revenue: 15.90%
Allentown City School District (AG Insured)	5.00	6-1-2049	300,000	311,677
Blue Mountain School District Series B (AG Insured)	4.00	8-1-2036	350,000	357,095
City of Oil City Series A (AG Insured)	4.00	12-1-2039	315,000	317,937
City of Oil City Series A (AG Insured)	4.00	12-1-2040	250,000	252,874
City of Oil City Series A (AG Insured)	4.00	12-1-2041	250,000	252,204
City of Oil City Series A (AG Insured)	4.00	12-1-2042	200,000	200,766
City of Pittsburgh	5.00	9-1-2043	600,000	630,929
City of Pittsburgh	5.00	9-1-2044	400,000	421,521
Coatesville School District Series C CAB (BAM Insured)¤	0.00	10-1-2033	1,000,000	738,934
Commonwealth of Pennsylvania Series 2ND	4.00	9-15-2034	500,000	503,373
Conestoga Valley School District Series A	4.00	2-1-2043	500,000	500,102
Highlands School District (AG Insured)	5.00	4-15-2035	295,000	322,275
Interboro School District (AG Insured)	5.50	8-15-2063	1,500,000	1,594,082
Mechanicsburg Area School District (AG Insured)	5.00	5-15-2051	1,100,000	1,129,427
Penn Delco School District	4.00	6-1-2045	1,000,000	975,464
Pequea Valley School District	4.00	5-15-2049	750,000	707,433
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
School District of Philadelphia Series B	5.00%	9-1-2043	$1,235,000	$1,263,853
School District of Philadelphia Series B	5.00	9-1-2048	1,000,000	1,027,324
State College Area School District	5.00	3-15-2040	1,500,000	1,500,286
West Shore School District	5.00	11-15-2048	1,500,000	1,512,991
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2027	100,000	102,317
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2029	50,000	52,952
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2030	70,000	75,133
Wyalusing Area School District	5.00	4-1-2040	100,000	110,034
Wyalusing Area School District	5.00	4-1-2045	145,000	151,169
				15,012,152
Health revenue: 26.15%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	4.00	4-1-2044	1,810,000	1,674,621
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.02	11-15-2047	1,000,000	991,021
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2050	400,000	344,253
County of Lehigh Valley Health Network Obligated Group Series A	4.00	7-1-2049	1,105,000	958,384
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2028	805,000	805,802
Dauphin County General Authority UPMC Obligated Group Series A	5.00	6-1-2035	1,000,000	1,006,651
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2049	250,000	255,388
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2028	450,000	450,244
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2029	375,000	375,208
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2050	1,000,000	870,705
Geisinger Authority Kaiser Obligated Group Series A	5.00	6-1-2041	1,000,000	1,000,534
Geisinger Authority Kaiser Obligated Group Series A-1	5.00	2-15-2045	1,000,000	1,006,101
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group	5.00	11-1-2051	2,125,000	2,119,941
Lancaster County Hospital Authority St. Anne’s Retirement Community Obligated Group	5.00	3-1-2045	500,000	433,048
Lancaster IDA Willow Valley Communities Obligated Group	5.00	12-1-2044	895,000	890,871
Lancaster Municipal Authority Garden Spot Village Obligated Group Series B	5.00	5-1-2054	400,000	389,864
Lancaster Municipal Authority Luthercare Obligated Group Series A	5.00	12-1-2055	1,000,000	961,447
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2047	575,000	582,129
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	1,000,000	1,005,789
Montgomery County IDA ACTS Retirement-Life Communities, Inc. Obligated Group Series C	5.00	11-15-2045	1,000,000	1,008,010
Montgomery County IDA Waverly Heights Ltd. Obligated Group	5.00	12-1-2044	1,000,000	1,002,702
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	501,048
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2037	700,000	709,440
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	1,000,000	1,018,657
The accompanying notes are an integral part of these financial statements.
4 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.42%	1-1-2038	$700,000	$700,000
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-2ø	2.55	11-1-2061	500,000	500,000
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-2 (JPMorgan Chase Bank N.A. SPA)ø	2.48	7-1-2054	800,000	800,000
Philadelphia IDA Greater Delaware Valley Society of Transplant Surgeons (TD Bank N.A. LOC)ø	3.36	12-1-2034	155,000	155,000
St. Mary Hospital Authority Trinity Health Corp. Obligated Group Series PA	5.00	12-1-2048	1,000,000	1,008,665
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2041	370,000	339,970
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2046	525,000	441,086
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	400,000	388,218
				24,694,797
Housing revenue: 10.70%
Chester County IDA University Student Housing LLC Series A	5.00	8-1-2030	415,000	415,188
Delaware County Vocational & Technical School Authority Delaware County Intermediate Unit (BAM Insured)	5.50	11-1-2050	1,000,000	1,054,310
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	750,000	784,724
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	1,003,845
Pennsylvania Housing Finance Agency Darby Housing LP (FNMA Insured)	4.90	6-1-2041	997,000	1,028,534
Pennsylvania Housing Finance Agency Fairhill Phase I LP (Department of Housing and Urban Development Insured)øø	3.15	1-1-2046	1,500,000	1,504,077
Pennsylvania Housing Finance Agency Series 145A	4.80	10-1-2051	645,000	639,111
Pennsylvania Housing Finance Agency Series 151-A	5.00	10-1-2026	700,000	711,472
Pennsylvania Housing Finance Agency Series 151-A	5.00	4-1-2027	1,485,000	1,524,926
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	540,000	562,949
State Public School Building Authority Chester Upland School District Series C (AG Insured)	5.00	9-15-2026	875,000	876,222
				10,105,358
Miscellaneous revenue: 3.54%
Chester County IDA Longwood Gardens, Inc.	4.00	12-1-2046	1,595,000	1,505,293
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2030	1,000,000	1,025,491
Philadelphia IDA Series A	5.00	2-15-2038	785,000	814,272
				3,345,056
Resource recovery revenue: 0.55%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	500,000	518,306
Tax revenue: 0.55%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	500,000	517,340
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 2.92%
Delaware River Joint Toll Bridge Commission	5.00%	7-1-2042	$580,000	$591,185
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2048	1,000,000	1,016,232
Pennsylvania Turnpike Commission Series A	4.00	12-1-2043	810,000	802,922
Pennsylvania Turnpike Commission Series A	5.25	12-1-2053	330,000	349,505
				2,759,844
Utilities revenue: 2.15%
Philadelphia Gas Works Co. Series 15th	5.00	8-1-2047	1,000,000	1,007,305
Philadelphia Gas Works Co. Series A (AG Insured)	5.00	8-1-2050	1,000,000	1,024,399
				2,031,704
Water & sewer revenue: 5.88%
Allegheny County Sanitary Authority	5.25	12-1-2055	500,000	527,569
Capital Region Water Sewer Revenue	5.00	7-15-2037	1,000,000	1,022,644
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	555,000	593,837
Erie Sewer Authority (BAM Insured)	5.00	12-1-2046	850,000	871,296
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	500,000	462,718
Pittsburgh Water & Sewer Authority Series A (AG Insured)	5.00	9-1-2048	1,000,000	1,036,484
Pittsburgh Water & Sewer Authority Series A (AG Insured)	5.00	9-1-2055	1,000,000	1,035,667
				5,550,215
				86,388,971
South Carolina: 0.56%
Utilities revenue: 0.56%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	500,000	534,270
Total municipal obligations (Cost $96,533,919)				94,236,843

		Yield	Shares
Short-term investments: 0.63%
Investment companies: 0.63%
Allspring Government Money Market Fund Select Class♠∞		3.71	592,443	592,443
Total short-term investments (Cost $592,443)				592,443
Total investments in securities (Cost $97,126,362)	100.42%			94,829,286
Other assets and liabilities, net	(0.42)			(398,766)
Total net assets	100.00%			$94,430,520

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
6 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FNMA	Federal National Mortgage Association
GO	General obligation
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,285,806	$18,851,278	$(19,544,641)	$0	$0	$592,443	592,443	$18,855
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 7

Statement of assets and liabilities—December 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $96,533,919)	$94,236,843
Investments in affiliated securities, at value (cost $592,443)	592,443
Receivable for interest	1,024,990
Receivable for Fund shares sold	34,806
Prepaid expenses and other assets	37,681
Total assets	95,926,763
Liabilities
Payable for investments purchased	1,020,963
Payable for Fund shares redeemed	322,088
Dividends payable	75,922
Management fee payable	18,179
Administration fees payable	8,274
Shareholder servicing fees payable	6,133
Trustees’ fees and expenses payable	2,422
Accrued expenses and other liabilities	42,262
Total liabilities	1,496,243
Total net assets	$94,430,520
Net assets consist of
Paid-in capital	$98,756,890
Total distributable loss	(4,326,370)
Total net assets	$94,430,520
Computation of net asset value and offering price per share
Net assets–Class A	$27,966,624
Shares outstanding–Class A1	2,611,250
Net asset value per share–Class A	$10.71
Maximum offering price per share – Class A2	$11.21
Net assets–Institutional Class	$66,463,896
Shares outstanding–Institutional Class[1]	6,205,415
Net asset value per share–Institutional Class	$10.71
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Pennsylvania Tax-Free Fund

Statement of operations—six months ended December 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$1,837,022
Income from affiliated securities	18,855
Total investment income	1,855,877
Expenses
Management fee	187,452
Administration fees
Class A	20,745
Class C	866 [1]
Institutional Class	25,961
Shareholder servicing fees
Class A	34,554
Class C	1,441 [1]
Distribution fee
Class C	4,324 [1]
Custody and accounting fees	2,727
Professional fees	25,859
Registration fees	32,168
Shareholder report expenses	11,580
Trustees’ fees and expenses	2,534
Other fees and expenses	4,507
Total expenses	354,718
Less: Fee waivers and/or expense reimbursements
Fund-level	(75,194)
Class A	(10,324)
Net expenses	269,200
Net investment income	1,586,677
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,682)
Net change in unrealized gains (losses) on investments	2,241,536
Net realized and unrealized gains (losses) on investments	2,239,854
Net increase in net assets resulting from operations	$3,826,531
1 For the period from July 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
Operations
Net investment income		$1,586,677		$2,993,166
Net realized losses on investments		(1,682)		(1,050,691)
Net change in unrealized gains (losses) on investments		2,241,536		(1,148,154)
Net increase in net assets resulting from operations		3,826,531		794,321
Distributions to shareholders from
Net investment income and net realized gains
Class A		(444,847)		(894,976)
Class C		(14,247)[1]		(36,990)
Institutional Class		(1,123,379)		(2,058,636)
Total distributions to shareholders		(1,582,473)		(2,990,602)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	56,806	594,705	139,762	1,488,826
Class C	17,089 [1]	178,096 [1]	46,126	487,474
Institutional Class	804,532	8,556,101	1,340,905	14,198,026
		9,328,902		16,174,326
Reinvestment of distributions
Class A	39,684	420,524	79,642	851,143
Class C	1,187 [1]	12,495 [1]	3,430	36,591
Institutional Class	69,047	731,719	121,332	1,295,918
		1,164,738		2,183,652
Payment for shares redeemed
Class A	(232,822)	(2,463,430)	(448,504)	(4,812,808)
Class C	(7,053)[1]	(74,728)[1]	(86,503)	(922,932)
Institutional Class	(798,870)	(8,428,239)	(979,981)	(10,427,425)
		(10,966,397)		(16,163,165)
Share conversions
Class A	146,215 [2]	1,568,479 [2]	0	0
Class C	(146,461)[2]	(1,568,479)[2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		(472,757)		2,194,813
Total increase (decrease) in net assets		1,771,301		(1,468)
Net assets
Beginning of period		92,659,219		92,660,687
End of period		$94,430,520		$92,659,219
1 For the period from July 1, 2025 to November 14, 2025
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Pennsylvania Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.45	$10.71	$10.61	$10.71	$11.97	$11.75
Net investment income	0.17 [1]	0.33 [1]	0.32 [1]	0.31 [1]	0.28	0.31
Net realized and unrealized gains (losses) on investments	0.26	(0.26)	0.10	(0.10)	(1.26)	0.22
Total from investment operations	0.43	0.07	0.42	0.21	(0.98)	0.53
Distributions to shareholders from
Net investment income	(0.17)	(0.33)	(0.32)	(0.31)	(0.28)	(0.31)
Net asset value, end of period	$10.71	$10.45	$10.71	$10.61	$10.71	$11.97
Total return[2]	4.16%	0.65%	4.06%	1.97%	(8.32)%	4.52%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.98%	0.97%	0.94%	0.94%
Net expenses	0.73%	0.73%	0.74%	0.74%	0.74%	0.74%
Net investment income	3.23%	3.10%	3.03%	2.88%	2.41%	2.64%
Supplemental data
Portfolio turnover rate	18%	23%	10%	15%	20%	21%
Net assets, end of period (000s omitted)	$27,967	$27,183	$30,317	$33,065	$34,755	$41,945

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.45	$10.71	$10.61	$10.71	$11.97	$11.75
Net investment income	0.19 [1]	0.36 [1]	0.34 [1]	0.33 [1]	0.31	0.34
Net realized and unrealized gains (losses) on investments	0.26	(0.26)	0.11	(0.10)	(1.26)	0.21
Total from investment operations	0.45	0.10	0.45	0.23	(0.95)	0.55
Distributions to shareholders from
Net investment income	(0.19)	(0.36)	(0.35)	(0.33)	(0.31)	(0.33)
Net asset value, end of period	$10.71	$10.45	$10.71	$10.61	$10.71	$11.97
Total return[2]	4.29%	0.89%	4.32%	2.23%	(8.10)%	4.78%
Ratios to average net assets (annualized)
Gross expenses	0.65%	0.65%	0.66%	0.65%	0.61%	0.61%
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.47%	3.35%	3.28%	3.14%	2.66%	2.88%
Supplemental data
Portfolio turnover rate	18%	23%	10%	15%	20%	21%
Net assets, end of period (000s omitted)	$66,464	$64,066	$60,503	$68,626	$70,610	$81,964

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Pennsylvania Tax-Free Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Pennsylvania Tax-Free Fund | 13

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $97,123,111 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$479,831
Gross unrealized losses	(2,773,656)
Net unrealized losses	$(2,293,825)
As of June 30, 2025, the Fund had capital loss carryforwards which consisted of $277,481 in short-term capital losses and $1,748,482 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$94,236,843	$0	$94,236,843
Short-term investments
Investment companies	592,443	0	0	592,443
Total assets	$592,443	$94,236,843	$0	$94,829,286
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
14 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2025, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.74%
Institutional Class	0.49
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2025, Allspring Funds Distributor received $381 from the sale of Class A shares and $184 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended December 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring Pennsylvania Tax-Free Fund | 15

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $3,800,000, $6,800,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2025 were $17,148,360 and $15,207,067, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s investments were concentrated in the state of Pennsylvania.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
16 | Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Pennsylvania Tax-Free Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

18 | Allspring Pennsylvania Tax-Free Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4301 12-25

Allspring California Limited-Term
Tax-Free Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring California Limited-Term Tax-Free Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.94%
Alabama: 0.86%
Utilities revenue: 0.86%
Black Belt Energy Gas District Series Eøø	5.00%	12-1-2055	$2,750,000	$2,940,839
California: 94.56%
Airport revenue: 7.93%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2027	450,000	459,917
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2028	390,000	403,029
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2029	3,815,000	3,944,849
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2026	2,500,000	2,521,164
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2028	2,000,000	2,098,709
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2028	2,705,000	2,838,504
City of Palm Springs Passenger Facility Charge Revenue AMT (BAM Insured)	5.00	6-1-2027	1,205,000	1,214,398
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2031	740,000	814,556
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2032	875,000	974,363
Port of Los Angeles Series A-1 AMT	5.00	8-1-2033	520,000	591,147
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2027	750,000	768,766
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2028	1,000,000	1,048,813
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2029	1,000,000	1,063,540
San Francisco City & County Airport Commission San Francisco International Airport Series B (Barclays Bank plc LOC)ø	1.25	5-1-2058	2,000,000	2,000,000
San Francisco City & County Airport Commission San Francisco International Airport Series C AMT	5.00	5-1-2028	4,600,000	4,824,377
Tender Option Bond Trust Receipts/Certificates Series XF3488144Aø	3.39	5-15-2050	1,500,000	1,500,000
				27,066,132
Education revenue: 8.64%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2026	325,000	326,558
California Infrastructure & Economic Development Bank Colburn School (SIFMA Municipal Swap+0.90%)±	4.22	8-1-2072	5,000,000	4,998,026
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2027	790,000	814,325
California Municipal Finance Authority California Baptist University Series A144A	5.00	11-1-2035	960,000	1,020,786
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2033	250,000	255,193
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2035	350,000	354,029
California Municipal Finance Authority Lutheran University	5.00	10-1-2026	300,000	303,801
California Municipal Finance Authority Palmdale Aerospace Academy, Inc. Series A144A	3.88	7-1-2028	605,000	593,159
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	2.13	8-1-2031	500,000	452,974
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2027	420,000	422,165
The accompanying notes are an integral part of these financial statements.
2 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Classical Academy Obligated Group Series A144A	3.00%	10-1-2031	$375,000	$361,117
California School Finance Authority Granada Hills Charter High School Obligated Group Series A144A	4.00	7-1-2029	410,000	415,860
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2026	420,000	422,538
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2027	440,000	448,379
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2028	465,000	479,238
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2029	485,000	505,633
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2030	510,000	531,210
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2031	535,000	556,543
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2032	565,000	586,136
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40	12-1-2026	1,450,000	1,454,026
California School Finance Authority Magnolia Public Schools Obligated Group Series A144A	4.25	7-1-2035	830,000	839,632
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2026	120,000	119,801
California State University Series B-2øø	0.55	11-1-2049	8,625,000	8,451,815
California State University Series B-3øø	3.13	11-1-2051	1,500,000	1,500,483
California Statewide CDA CHF - Irvine LLC Series A	5.00	5-15-2032	2,055,000	2,107,416
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2029	360,000	375,052
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2031	415,000	432,745
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2033	325,000	336,041
				29,464,681
GO revenue: 5.81%
Carlsbad Unified School District Series B	3.00	8-1-2031	300,000	304,736
Carlsbad Unified School District Series B	3.00	8-1-2032	350,000	353,646
Carlsbad Unified School District Series B	3.00	8-1-2034	300,000	299,189
Carlsbad Unified School District Series B	3.00	8-1-2035	250,000	247,572
Carlsbad Unified School District Series B	3.00	8-1-2036	350,000	344,045
El Rancho Unified School District BAN CAB¤	0.00	8-1-2028	2,000,000	1,865,835
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2033	225,000	224,784
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2034	375,000	371,729
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2035	520,000	510,095
Parlier Unified School District BAN	4.00	2-1-2029	2,000,000	2,028,312
Peralta Community College District	5.00	8-1-2034	3,200,000	3,867,635
Pittsburg Unified School District (AG Insured)	4.00	8-1-2031	150,000	156,794
Pittsburg Unified School District (AG Insured)	4.00	8-1-2032	250,000	260,641
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Sacramento City Unified School District Series G (AG Insured)	4.00%	8-1-2030	$150,000	$159,854
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2031	200,000	213,041
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2032	200,000	212,074
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2033	200,000	211,181
San Bernardino City Unified School District Series A (AG Insured)	1.25	8-1-2029	435,000	399,303
San Gorgonio Memorial Health Care District	4.00	8-1-2027	1,090,000	1,072,465
San Gorgonio Memorial Health Care District	4.00	8-1-2030	580,000	550,478
San Lucas Union Elementary School District BAN	5.00	8-1-2030	1,100,000	1,200,181
Sierra Kings Health Care District	5.00	8-1-2032	1,240,000	1,241,163
State of California	5.00	3-1-2035	500,000	597,618
Stockton Unified School District Series A (BAM Insured)	5.00	8-1-2032	900,000	1,052,575
Tender Option Bond Trust Receipts/Certificates Series 2025-XF8079 (Bank of America N.A. LIQ)144Aø	2.15	8-1-2052	2,065,000	2,065,000
				19,809,946
Health revenue: 10.99%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	12-1-2028	900,000	949,540
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	4,000,000	4,139,932
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	2,600,000	2,601,847
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2028	400,000	397,751
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2030	210,000	208,117
California HFFA Providence St. Joseph Health Obligated Group Series Cøø	5.00	10-1-2050	4,000,000	4,304,470
California HFFA Scripps Health Obligated Group Series B-2øø	5.00	11-15-2061	1,200,000	1,335,848
California HFFA Stanford Health Care Obligated Group Series B	5.00	8-15-2035	2,000,000	2,440,199
California Municipal Finance Authority Aldersly Series B-1	4.00	11-15-2028	595,000	597,376
California Municipal Finance Authority Aldersly Series B-2	3.75	11-15-2028	570,000	570,133
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2026	185,000	186,724
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2027	1,000,000	1,017,384
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	1,750,000	1,793,761
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	408,549
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2032	1,155,000	1,268,965
California Municipal Finance Authority Healthright 360 Series A144A	5.00	11-1-2029	810,000	828,911
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2030	790,000	837,363
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2033	890,000	944,478
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2030	195,000	208,856
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2031	210,000	227,556
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2032	310,000	339,262
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2033	490,000	539,890
The accompanying notes are an integral part of these financial statements.
4 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Municipal Finance Authority PRS Obligated Group Series A	5.00%	4-1-2034	$410,000	$454,213
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2030	1,165,000	1,177,788
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2033	500,000	504,397
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2028	360,000	366,313
California PFA Henry Mayo Newhall Hospital Obligated Group Series Bøø	4.00	10-15-2051	690,000	677,744
California PFA PIH Health, Inc. Obligated Group Series A	5.00	6-1-2033	1,655,000	1,863,728
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2028	755,000	791,850
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2029	795,000	850,809
California Statewide CDA Hebrew Home for Aged Disabled	5.00	11-1-2030	900,000	918,236
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2026	250,000	252,993
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2027	300,000	310,263
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2028	250,000	260,830
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2026	275,000	276,600
Sierra View Local Health Care District	5.00	7-1-2027	630,000	647,158
Sierra View Local Health Care District	5.00	7-1-2029	630,000	668,934
Washington Township Health Care District Series A	4.00	7-1-2033	275,000	280,198
Washington Township Health Care District Series A	5.00	7-1-2029	350,000	371,618
Washington Township Health Care District Series A	5.00	7-1-2030	300,000	323,487
Washington Township Health Care District Series A	5.00	7-1-2031	325,000	349,318
				37,493,389
Housing revenue: 18.15%
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2029	200,000	210,838
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2030	325,000	346,724
California Housing Finance Agency Del Sur Family Housing LP Series Vøø	5.00	5-1-2054	500,000	506,037
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	4,463,842	4,573,990
California Housing Finance Agency Class A Series 2021-1	3.50	11-20-2035	2,777,162	2,751,269
California Housing Finance Agency Series A (FHA Insured)	3.90	2-1-2033	500,000	517,017
California Housing Finance Agency Series A (FHA Insured)	3.95	8-1-2033	450,000	466,176
California Housing Finance Agency Series A (FHA Insured)	4.00	2-1-2034	565,000	590,819
California Housing Finance Agency Series A (FHA Insured)	4.05	8-1-2034	365,000	381,844
California Housing Finance Agency Series A (FHA Insured)	4.10	2-1-2035	620,000	648,043
California Housing Finance Agency Series A (FHA Insured)	4.15	8-1-2035	350,000	365,984
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2027	2,000,000	2,051,808
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2032	700,000	731,246
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2029	400,000	427,390
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2030	450,000	488,931
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00%	5-15-2031	$400,000	$440,774
California Municipal Finance Authority Placer 712 LP Series A (Department of Housing and Urban Development Insured)øø	3.20	9-1-2045	1,250,000	1,250,883
California Municipal Finance Authority PSI Rehab LP Series A-2øø	3.00	8-1-2029	1,000,000	999,979
California Municipal Finance Authority San Jose South 1st Street Associates LP Series A-2øø	3.45	12-1-2029	4,400,000	4,450,998
California Municipal Finance Authority Second Street Family LP Series Aøø	2.93	12-1-2045	3,000,000	3,007,445
California Municipal Finance Authority Series A-1øø	3.15	8-1-2059	1,500,000	1,502,956
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2031	175,000	178,973
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2026	275,000	278,656
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2027	290,000	299,107
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2028	200,000	208,984
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2029	210,000	222,385
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2030	220,000	235,608
California Municipal Finance Authority Wildomar Family Housing LP Series Bøø	3.05	12-1-2064	2,300,000	2,306,330
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	5.70	6-1-2034	750,000	779,937
California Statewide CDA CHF - Irvine LLC	5.00	5-15-2032	1,250,000	1,258,671
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2026	1,605,000	1,616,974
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2033	1,000,000	1,096,912
California Statewide CDA Lancer Educational Housing LLC Series A144A	3.00	6-1-2029	485,000	471,217
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.02	3-1-2057	1,000,000	1,000,000
City of San Jose Series A-2øø	3.00	3-1-2030	2,500,000	2,510,728
Compton PFA144A	4.00	9-1-2027	850,000	849,989
El Centro Financing Authority Series B	4.00	10-1-2026	140,000	141,644
El Centro Financing Authority Series B	4.00	10-1-2027	365,000	371,719
El Centro Financing Authority Series B	4.00	10-1-2028	255,000	262,034
El Centro Financing Authority Series B	4.00	10-1-2029	265,000	274,709
El Centro Financing Authority Series B	4.00	10-1-2030	275,000	286,888
El Centro Financing Authority Series B	4.00	10-1-2031	285,000	298,355
FHLMC Multifamily VRD Certificates Series M-057	2.40	10-15-2029	5,900,000	5,661,950
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2032	820,000	941,914
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2033	500,000	581,105
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2034	500,000	586,512
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2035	530,000	615,496
Los Angeles County Public Works Financing Authority Series D	5.00	12-1-2027	1,605,000	1,609,094
Los Angeles Housing Authority Victory Boulevard Housing Partners LP Series Aøø	3.00	1-1-2046	5,000,000	5,013,620
Sacramento County Housing Authority Series C (FNMA Insured, FNMA LIQ)ø	2.50	7-15-2029	230,000	230,000
The accompanying notes are an integral part of these financial statements.
6 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
San Diego Housing Authority, Inc. Bernardo Family Housing LP Series Bøø	5.00%	5-1-2057	$1,500,000	$1,519,697
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.34	12-18-2053	3,500,000	3,500,000
				61,920,359
Industrial development revenue: 0.61%
California Statewide CDA Southern California Edison Co. Series C	4.50	11-1-2033	2,000,000	2,099,919
Miscellaneous revenue: 8.33%
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2029	630,000	674,226
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2031	730,000	806,413
California Municipal Finance Authority San Bernardino Municipal Water Department (BAM Insured)	5.00	8-1-2031	1,455,000	1,470,572
California Statewide CDA Series 2021A	4.00	9-2-2027	390,000	391,697
California Statewide CDA Series 2021A	4.00	9-2-2028	260,000	262,048
City of Irvine Assessment District No. 21-1	4.00	9-2-2029	1,220,000	1,273,758
City of Irvine Assessment District No. 21-1 (BAM Insured)	4.00	9-2-2033	270,000	283,031
City of Irvine Reassessment District No. 25-1 (AG Insured)	5.00	9-2-2031	400,000	453,213
City of Irvine Reassessment District No. 25-1 (AG Insured)	5.00	9-2-2032	500,000	573,804
City of Los Angeles	5.00	6-25-2026	3,000,000	3,040,529
County of Santa Barbara Series B AMT COP	5.00	12-1-2029	600,000	635,892
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2028	500,000	510,467
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2030	550,000	570,021
Irvine Ranch Water District COP	5.00	3-1-2030	2,215,000	2,254,584
Lassen Municipal Utility District COP	4.00	5-1-2029	485,000	494,934
Lassen Municipal Utility District COP	4.00	5-1-2030	505,000	516,049
Lassen Municipal Utility District COP	4.00	5-1-2031	525,000	536,657
Lassen Municipal Utility District COP	4.00	5-1-2032	550,000	558,930
Lassen Municipal Utility District COP	4.00	5-1-2033	570,000	577,906
Lassen Municipal Utility District COP	4.00	5-1-2034	595,000	604,386
Mizuho Floater/Residual Trust Series 2025-MIZ9221 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	3.50	12-29-2027	4,815,000	4,815,000
Mountain House PFA Community Services District Series A	5.00	12-1-2029	520,000	557,343
Mountain House PFA Community Services District Series A	5.00	12-1-2030	710,000	759,288
Mountain House PFA Community Services District Series A	5.00	12-1-2031	745,000	794,034
Municipal Water District of Orange County Water Facilities Corp. Series A COP (Bank of America N.A. LOC)ø	1.65	8-1-2042	2,000,000	2,000,000
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	3,000,000	3,006,140
				28,420,922
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.29%
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	3.38%	9-1-2050	$1,000,000	$994,342
Tax revenue: 9.15%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00	9-1-2027	145,000	148,206
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series A	5.00	8-1-2026	585,000	592,271
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series B	5.00	8-1-2026	810,000	820,208
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2027	580,000	592,761
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2029	500,000	524,606
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2031	600,000	640,732
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2032	350,000	355,599
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2033	865,000	875,449
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2034	700,000	706,141
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2032	955,000	970,792
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Facilities Series A144A	5.00	9-1-2027	210,000	216,531
City of Fontana Community Facilities District No. 90	4.00	9-1-2026	110,000	110,463
City of Fontana Community Facilities District No. 90	4.00	9-1-2027	125,000	126,409
City of Fontana Community Facilities District No. 90	4.00	9-1-2028	255,000	259,601
City of Fontana Community Facilities District No. 90	4.00	9-1-2030	140,000	144,371
City of Fontana Community Facilities District No. 90	4.00	9-1-2032	300,000	309,611
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2029	1,595,000	1,644,282
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2027	575,000	594,362
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2032	635,000	724,954
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2033	650,000	751,556
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2034	600,000	701,706
City of San Diego Community Facilities District No. 2	4.00	9-1-2030	435,000	452,943
Hollister Redevelopment Successor Agency Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	701,386
Jurupa PFA (AG Insured)	5.00	9-1-2033	1,400,000	1,649,676
Jurupa PFA (AG Insured)	5.00	9-1-2034	1,300,000	1,548,145
Lake Elsinore Facilities Financing Authority Successor Agency Series A (AG Insured)	5.00	9-1-2034	1,650,000	1,943,594
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AG Insured)	5.00	8-1-2029	400,000	405,945
The accompanying notes are an integral part of these financial statements.
8 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Mountain House Community Facilities District No. 2024-1 Improvement Area No. 1	4.25%	9-1-2035	$400,000	$406,019
Oakdale Community Redevelopment Agency Series A (AG Insured)	5.00	6-1-2027	350,000	360,294
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,170,086
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2026	130,000	132,091
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2027	225,000	234,164
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2028	200,000	213,027
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2029	200,000	217,833
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2030	325,000	361,347
River Islands PFA Community Facilities District No. 2021-1	4.00	9-1-2030	200,000	200,549
River Islands PFA Community Facilities District No. 2021-1	4.00	9-1-2031	500,000	501,095
Roseville Finance Authority Series A	5.00	9-1-2029	300,000	313,098
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	2.25	7-1-2031	5,205,000	4,958,244
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2035	370,000	442,095
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2036	410,000	485,303
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2037	435,000	510,204
Temescal Valley Water District PFA (AG Insured)	5.00	9-1-2033	550,000	638,408
Temescal Valley Water District PFA (AG Insured)	5.00	9-1-2034	500,000	586,857
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2028	425,000	438,347
Transbay Joint Powers Authority Redevelopment Project Tax Increment Revenue Series A	5.00	10-1-2029	500,000	528,136
				31,209,497
Tobacco revenue: 0.92%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2030	450,000	481,133
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2031	550,000	585,260
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2032	300,000	317,342
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2029	950,000	1,013,038
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2030	200,000	215,970
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2031	225,000	243,359
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2032	250,000	268,633
				3,124,735
Transportation revenue: 1.06%
Bay Area Toll Authority Series A (Barclays Bank plc LOC)ø	1.70	4-1-2055	1,200,000	1,200,000
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Bay Area Toll Authority Series E (SIFMA Municipal Swap+0.41%)±	3.73%	4-1-2056	$1,500,000	$1,478,177
San Joaquin Hills Transportation Corridor Agency Series A	5.00	1-15-2030	865,000	937,712
				3,615,889
Utilities revenue: 17.35%
California Community Choice Financing Authority Clean Energy Project Series Aøø	4.00	10-1-2052	11,650,000	11,761,674
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	2,000,000	2,122,780
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	2,000,000	2,188,632
California Community Choice Financing Authority Series A-1	4.00	2-1-2027	2,290,000	2,309,357
California Community Choice Financing Authority Series A-1	4.00	2-1-2028	2,810,000	2,852,243
California Community Choice Financing Authority Series A-1øø	5.00	12-1-2053	6,000,000	6,289,084
California Community Choice Financing Authority Series B-2 (SIFMA Municipal Swap+0.45%)±	3.77	2-1-2052	7,000,000	6,606,277
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	6,000,000	6,375,248
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	4,935,000	5,385,346
California Statewide CDA Southern California Edison Co. Series A	1.75	9-1-2029	1,500,000	1,409,041
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	606,895
Los Angeles Department of Water & Power System Revenue Series A	5.00	7-1-2028	1,000,000	1,045,067
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2030	4,000,000	4,394,519
Southern California Public Power Authority Magnolia Power Project	5.00	7-1-2033	1,230,000	1,347,272
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF3207 (Morgan Stanley Bank LIQ)144Aø	3.57	2-1-2054	4,500,000	4,500,000
				59,193,435
Water & sewer revenue: 5.33%
California PCFA Channelside Water Resources LP AMT144A	5.00	7-1-2031	2,885,000	3,093,680
Los Angeles Department of Water & Power Water System Revenue Series A	5.00	1-1-2030	3,000,000	3,227,565
Los Angeles Department of Water & Power Water System Revenue Series B	5.00	7-1-2034	1,500,000	1,729,790
Los Angeles Department of Water & Power Water System Revenue Series C	5.00	7-1-2033	3,000,000	3,424,033
Lower Tule River Irrigation District Series A	5.00	8-1-2027	680,000	702,226
Lower Tule River Irrigation District Series A	5.00	8-1-2031	700,000	769,726
Middle Fork Project Finance Authority	5.00	4-1-2029	3,525,000	3,705,676
San Diego Public Facilities Financing Authority Water Utility Revenue Series B	5.00	8-1-2030	1,500,000	1,521,795
				18,174,491
				322,587,737
Guam: 1.16%
Utilities revenue: 0.52%
Guam Power Authority Series A	5.00	10-1-2031	750,000	825,955
Guam Power Authority Series A	5.00	10-1-2032	850,000	947,331
				1,773,286
The accompanying notes are an integral part of these financial statements.
10 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.64%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00%	7-1-2026	$350,000	$353,258
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2027	300,000	308,374
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2026	500,000	504,655
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2027	1,000,000	1,027,914
				2,194,201
				3,967,487
New York: 1.64%
Airport revenue: 0.13%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	400,000	427,023
Industrial development revenue: 1.51%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2029	5,000,000	5,153,451
				5,580,474
Texas: 0.72%
Industrial development revenue: 0.72%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00	7-1-2029	2,460,000	2,462,720
Total municipal obligations (Cost $338,113,372)				337,539,257

		Yield	Shares
Short-term investments: 0.09%
Investment companies: 0.09%
Allspring Government Money Market Fund Select Class♠∞		3.71	298,250	298,250
Total short-term investments (Cost $298,250)				298,250
Total investments in securities (Cost $338,411,622)	99.03%			337,837,507
Other assets and liabilities, net	0.97			3,295,462
Total net assets	100.00%			$341,132,969

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 11

Portfolio of investments—December 31, 2025 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,306,068	$47,600,564	$(50,608,382)	$0	$0	$298,250	298,250	$31,750
The accompanying notes are an integral part of these financial statements.
12 | Allspring California Limited-Term Tax-Free Fund

Statement of assets and liabilities—December 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $338,113,372)	$337,539,257
Investments in affiliated securities, at value (cost $298,250)	298,250
Receivable for interest	3,667,434
Receivable for investments sold	595,000
Receivable for Fund shares sold	113,247
Prepaid expenses and other assets	41,608
Total assets	342,254,796
Liabilities
Overdraft due to custodian bank	494,544
Payable for Fund shares redeemed	275,802
Dividends payable	152,168
Management fee payable	107,089
Administration fees payable	26,971
Shareholder servicing fees payable	11,195
Trustees’ fees and expenses payable	1,913
Accrued expenses and other liabilities	52,145
Total liabilities	1,121,827
Total net assets	$341,132,969
Net assets consist of
Paid-in capital	$359,237,670
Total distributable loss	(18,104,701)
Total net assets	$341,132,969
Computation of net asset value and offering price per share
Net assets–Class A	$51,077,064
Shares outstanding–Class A1	4,950,515
Net asset value per share–Class A	$10.32
Maximum offering price per share – Class A2	$10.53
Net assets–Institutional Class	$290,055,905
Shares outstanding–Institutional Class[1]	28,555,134
Net asset value per share–Institutional Class	$10.16
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 13

Statement of operations—six months ended December 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$5,123,513
Income from affiliated securities	31,750
Total investment income	5,155,263
Expenses
Management fee	682,307
Administration fees
Class A	37,384
Class C	101 [1]
Administrator Class	10,054 [2]
Institutional Class	108,327
Shareholder servicing fees
Class A	62,298
Class C	168 [1]
Administrator Class	25,134 [2]
Distribution fee
Class C	504 [1]
Custody and accounting fees	6,723
Professional fees	29,240
Registration fees	38,909
Shareholder report expenses	14,397
Trustees’ fees and expenses	3,828
Other fees and expenses	8,291
Total expenses	1,027,665
Less: Fee waivers and/or expense reimbursements
Fund-level	(84,914)
Class A	(5,035)
Net expenses	937,716
Net investment income	4,217,547
Realized and unrealized gains (losses) on investments
Net realized gains on investments	245,544
Net change in unrealized gains (losses) on investments	4,558,545
Net realized and unrealized gains (losses) on investments	4,804,089
Net increase in net assets resulting from operations	$9,021,636
1 For the period from July 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
14 | Allspring California Limited-Term Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
Operations
Net investment income		$4,217,547		$7,434,333
Net realized gains (losses) on investments		245,544		(332,517)
Net change in unrealized gains (losses) on investments		4,558,545		3,818,719
Net increase in net assets resulting from operations		9,021,636		10,920,535
Distributions to shareholders from
Net investment income and net realized gains
Class A		(548,789)		(1,022,598)
Class C		(975)[1]		(6,344)
Administrator Class		(238,702)[2]		(1,019,674)
Institutional Class		(3,387,766)		(5,357,977)
Total distributions to shareholders		(4,176,232)		(7,406,593)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	586,791	6,034,922	630,617	6,381,028
Class C	14 [1]	147 [1]	7,561	76,801
Administrator Class	259,603 [2]	2,616,750 [2]	1,204,552	11,974,118
Institutional Class	4,173,741	42,207,629	9,810,237	97,846,317
		50,859,448		116,278,264
Reinvestment of distributions
Class A	49,482	508,983	91,458	928,777
Class C	84 [1]	863 [1]	622	6,321
Administrator Class	19,335 [2]	194,706 [2]	101,892	1,019,060
Institutional Class	260,508	2,639,138	396,713	3,966,968
		3,343,690		5,921,126
Payment for shares redeemed
Class A	(325,525)	(3,350,105)	(955,420)	(9,688,774)
Class C	(11,098)[1]	(113,107)[1]	(52,461)	(532,611)
Administrator Class	(669,059)[2]	(6,764,705)[2]	(1,155,524)	(11,527,313)
Institutional Class	(3,247,198)	(32,935,298)	(10,038,166)	(100,192,582)
		(43,163,215)		(121,941,280)
1 For the period from July 1, 2025 to November 14, 2025
2 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
	Shares		Shares
Share conversions
Class A	16,141 [3]	$166,395 [3]	0	$0
Class C	(16,145)[3]	(166,395)[3]	0	0
Administrator Class	(4,422,844)[4]	(45,047,990)[4]	0	0
Institutional Class	4,424,060 [4]	45,047,990 [4]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		11,039,923		258,110
Total increase in net assets		15,885,327		3,772,052
Net assets
Beginning of period		325,247,642		321,475,590
End of period		$341,132,969		$325,247,642
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
16 | Allspring California Limited-Term Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.17	$10.06	$10.01	$10.03	$10.76	$10.71
Net investment income	0.12 [1]	0.22 [1]	0.21 [1]	0.19 [1]	0.15 [1]	0.16
Net realized and unrealized gains (losses) on investments	0.14	0.11	0.08	(0.02)	(0.73)	0.05
Total from investment operations	0.26	0.33	0.29	0.17	(0.58)	0.21
Distributions to shareholders from
Net investment income	(0.11)	(0.22)	(0.24)	(0.19)	(0.15)	(0.16)
Net asset value, end of period	$10.32	$10.17	$10.06	$10.01	$10.03	$10.76
Total return[2]	2.60%	3.33%	2.90%	1.73%	(5.42)%	1.99%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.87%	0.86%	0.86%	0.85%	0.85%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.23%	2.20%	2.15%	1.92%	1.44%	1.51%
Supplemental data
Portfolio turnover rate	10%	31%	24%	35%	32%	18%
Net assets, end of period (000s omitted)	$51,077	$47,025	$48,881	$77,258	$84,928	$106,602

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.01	$9.91	$9.85	$9.87	$10.59	$10.54
Net investment income	0.13 [1]	0.25 [1]	0.24 [1]	0.22 [1]	0.18	0.19
Net realized and unrealized gains (losses) on investments	0.15	0.10	0.08	(0.02)	(0.72)	0.05
Total from investment operations	0.28	0.35	0.32	0.20	(0.54)	0.24
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.26)	(0.22)	(0.18)	(0.19)
Net asset value, end of period	$10.16	$10.01	$9.91	$9.85	$9.87	$10.59
Total return[2]	2.78%	3.56%	3.33%	2.04%	(5.15)%	2.31%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.55%	0.54%	0.53%	0.52%	0.52%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.53%	2.50%	2.46%	2.19%	1.74%	1.81%
Supplemental data
Portfolio turnover rate	10%	31%	24%	35%	32%	18%
Net assets, end of period (000s omitted)	$290,056	$229,742	$225,670	$251,508	$383,847	$396,495

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Limited-Term Tax-Free Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring California Limited-Term Tax-Free Fund | 19

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $338,208,175 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,182,598
Gross unrealized losses	(4,553,266)
Net unrealized losses	$(370,668)
As of June 30, 2025, the Fund had capital loss carryforwards which consisted of $11,028,957 in short-term capital losses and $6,993,152 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$337,539,257	$0	$337,539,257
Short-term investments
Investment companies	298,250	0	0	298,250
Total assets	$298,250	$337,539,257	$0	$337,837,507
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among
20 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2025, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.80%
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2025, Allspring Funds Distributor received $312 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring California Limited-Term Tax-Free Fund | 21

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $25,500,000, $20,200,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2025 were $37,154,374 and $30,262,851, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s investments were concentrated in the state of California.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
22 | Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring California Limited-Term Tax-Free Fund | 23

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

24 | Allspring California Limited-Term Tax-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0033 12-25

Allspring California Tax-Free Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring California Tax-Free Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.37%
Alabama: 0.53%
Utilities revenue: 0.53%
Black Belt Energy Gas District Series Eøø	5.00%	12-1-2055	$2,750,000	$2,940,839
California: 97.43%
Airport revenue: 9.17%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	5,260,000	5,450,633
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	5,730,000	5,757,128
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2047	5,000,000	5,013,290
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2036	900,000	1,009,853
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2037	750,000	834,092
County of Sacramento Airport System Revenue Series C AMT	5.00	7-1-2038	3,000,000	3,090,487
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2047	4,000,000	4,004,080
Norman Y Mineta San Jose International Airport SJC Series B	5.00	3-1-2042	1,750,000	1,776,173
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2056	6,040,000	6,104,359
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	3,500,000	3,042,685
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2047	7,715,000	7,734,860
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2049	5,000,000	5,030,986
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2049	2,000,000	2,079,965
				50,928,591
Education revenue: 9.85%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,659,977
California Infrastructure & Economic Development Bank Equitable School Revolving Fund LLC Obligated Group Series B	5.00	11-1-2054	1,250,000	1,263,427
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2035	600,000	612,890
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2046	1,930,000	1,725,589
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2051	1,150,000	990,707
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2039	1,390,000	1,436,291
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2049	750,000	752,470
California Municipal Finance Authority Samuel Merritt University	5.25	6-1-2053	9,500,000	9,771,607
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2041	925,000	896,369
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2051	1,390,000	1,246,804
California Municipal Finance Authority University of the Pacific Series A	4.00	11-1-2042	1,600,000	1,596,715
California School Finance Authority Alliance for College Ready Public Schools Obligated Group144A	5.00	7-1-2049	1,000,000	1,016,941
The accompanying notes are an integral part of these financial statements.
2 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	4.00%	8-1-2051	$775,000	$643,474
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2050	3,540,000	3,410,243
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2047	1,000,000	919,795
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2054	1,000,000	891,316
California School Finance Authority Girls Athletic Leadership Schools Los Angeles Series A144A	4.00	6-1-2051	905,000	654,012
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	5.00	8-1-2035	2,525,000	2,526,877
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2035	1,000,000	1,000,790
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2049	1,000,000	996,534
California School Finance Authority Lifeline Education Charter School, Inc. Series A144A	5.00	7-1-2045	800,000	769,421
California School Finance Authority Magnolia Public Schools Obligated Group Series A144A	5.00	7-1-2045	1,700,000	1,692,604
California School Finance Authority Rex & Margaret Fortune School of Education Series A144A	5.00	6-1-2044	2,000,000	1,876,611
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2036	945,000	945,180
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2046	2,100,000	1,962,801
California State University Series A	5.00	11-1-2047	1,000,000	1,013,507
California Statewide CDA Baptist University Series A144A	5.00	11-1-2032	1,135,000	1,155,902
California Statewide CDA Baptist University Series A144A	5.00	11-1-2041	2,875,000	2,880,958
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2051	2,500,000	2,270,370
University of California Ltd. Project Series K	4.00	5-15-2046	5,295,000	5,100,708
				54,680,890
GO revenue: 11.93%
Bassett Unified School District Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,052,163
Cerritos Community College District Series D CAB¤	0.00	8-1-2033	1,500,000	1,205,588
College of the Sequoias Visalia Area Improvement District No. 2 Series A	5.00	8-1-2054	4,000,000	4,199,572
Compton Community College District Series C CAB¤	0.00	8-1-2035	3,445,000	2,543,350
Delano Joint Union High School District Series B (AG Insured)	5.75	8-1-2035	4,510,000	4,520,923
Long Beach Unified School District Series A	5.50	8-1-2026	95,000	96,017
Los Angeles Unified School District Series A	4.00	7-1-2040	10,000,000	9,999,727
Merced Union High School District Series C CAB¤	0.00	8-1-2032	3,380,000	2,808,163
Paramount Unified School District CAB¤	0.00	8-1-2033	2,500,000	1,983,963
Pomona Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	720,000	772,488
San Diego Unified School District Series I	4.00	7-1-2047	2,025,000	1,922,921
San Gorgonio Memorial Health Care District	5.00	8-1-2032	1,750,000	1,730,373
San Gorgonio Memorial Health Care District	5.50	8-1-2028	2,525,000	2,525,478
San Rafael City High School District Series C	4.00	8-1-2043	1,500,000	1,481,813
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Santa Ana Unified School District Series B CAB (AG Insured)¤	0.00%	8-1-2038	$15,000,000	$9,606,850
Sierra Kings Health Care District	5.00	8-1-2028	1,000,000	1,001,014
Sierra Kings Health Care District	5.00	8-1-2032	1,500,000	1,501,406
Sierra Kings Health Care District	5.00	8-1-2037	1,750,000	1,750,990
State of California	5.00	3-1-2045	1,000,000	1,085,206
State of California	5.00	8-1-2046	10,000,000	10,060,592
Tender Option Bond Trust Receipts/Certificates Series 2025-XF8079 (Bank of America N.A. LIQ)144Aø	2.15	8-1-2052	1,000,000	1,000,000
Tulare Local Health Care District (BAM Insured)	4.00	8-1-2039	1,850,000	1,853,116
Washington Township Health Care District Series B	5.50	8-1-2038	1,500,000	1,509,879
				66,211,592
Health revenue: 19.00%
California HFFA Adventist Health System/West Obligated Group Series A	5.25	12-1-2044	1,750,000	1,846,156
California HFFA Cedars-Sinai Medical Center Obligated Group Series B	4.00	8-15-2039	10,500,000	10,500,089
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2054	5,000,000	5,142,510
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.25	11-15-2053	1,250,000	1,278,334
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2051	3,000,000	2,689,636
California HFFA Lundquist Institute for Biomedical Innovation at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	5,917,267
California HFFA Marshall Medical Center Series A	4.00	11-1-2040	1,375,000	1,362,183
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2040	700,000	726,038
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2050	1,000,000	1,003,733
California HFFA Sutter Health Obligated Group Series A	4.00	11-15-2048	5,000,000	4,540,639
California HFFA Sutter Health Obligated Group Series B	5.00	11-15-2046	2,960,000	2,976,019
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A	5.25	7-1-2054	8,945,000	9,091,736
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	4.00	2-1-2051	1,500,000	1,296,622
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,400,501
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2044	1,500,000	1,533,115
California Municipal Finance Authority HumanGood California Obligated Group	4.00	10-1-2049	2,250,000	1,974,691
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2039	1,240,000	1,263,641
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2049	2,915,000	2,684,805
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2046	3,300,000	3,083,907
California Municipal Finance Authority Palomar Health Obligated Group Series A COP (AG Insured)	5.25	11-1-2052	1,500,000	1,478,861
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2044	1,415,000	1,460,743
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2049	1,300,000	1,314,756
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2054	1,540,000	1,546,668
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2049	2,650,000	2,725,601
The accompanying notes are an integral part of these financial statements.
4 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00%	10-15-2037	$500,000	$502,718
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2047	5,365,000	5,270,865
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2051	1,255,000	1,115,926
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2056	1,235,000	1,079,771
California Statewide CDA 899 Charleston	5.00	11-1-2049	2,500,000	2,622,784
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2045	2,500,000	2,501,703
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2048	5,000,000	5,022,112
California Statewide CDA Enloe Medical Center Obligated Group Series A (AG Insured)	5.25	8-15-2052	2,000,000	2,044,764
California Statewide CDA John Muir Health Obligated Group Series A	5.25	12-1-2054	2,000,000	2,100,481
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A	5.25	12-1-2044	5,150,000	5,164,830
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2036	700,000	717,877
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2037	500,000	511,402
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2038	450,000	459,129
California Statewide CDA Odd Fellows Home Series A	4.00	4-1-2043	1,900,000	1,905,490
California Statewide CDA Odd Fellows Home Series A	4.13	4-1-2053	1,000,000	950,301
Regents of the University of California Medical Center Pooled Revenue Series P	4.00	5-15-2053	4,000,000	3,688,562
Washington Township Health Care District Series A	5.00	7-1-2042	1,000,000	1,002,238
				105,499,204
Housing revenue: 10.17%
California Enterprise Development Authority Riverside County	4.00	11-1-2049	1,900,000	1,763,159
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	7,361,499	7,543,148
California Housing Finance Agency Class A Series 2021-2 (FHLMC Insured)	3.75	3-25-2035	131,615	133,263
California Infrastructure & Economic Development Bank South Monterey County Joint Union High School District	5.75	8-15-2029	1,765,000	1,767,178
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2049	1,225,000	1,252,890
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2054	1,800,000	1,830,402
California Municipal Finance Authority Caritas Projects Series A	5.00	8-15-2029	500,000	515,604
California Municipal Finance Authority Caritas Projects Series B	4.00	8-15-2051	1,340,000	1,134,211
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2051	6,700,000	6,701,746
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2037	700,000	716,889
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2038	750,000	765,073
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2040	1,100,000	1,108,469
California Municipal Finance Authority CHF - Riverside II LLC	5.00	5-15-2052	5,650,000	5,553,730
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2041	575,000	529,530
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.20%	6-1-2044	$2,000,000	$1,974,670
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	1,000,000	737,278
California Statewide CDA Community Improvement Authority Altana Apartments Series A-2144A	4.00	10-1-2056	2,000,000	1,671,688
California Statewide CDA Community Improvement Authority Theo Apartments Series B144A	4.00	5-1-2057	1,500,000	1,049,741
California Statewide CDA Community Improvement Authority Towne at Glendale Apartments144A	5.00	9-1-2037	775,000	789,783
CMFA Special Finance Agency XII Allure Apartments Series A-2144A	4.38	8-1-2049	2,000,000	1,699,096
CMFA Special Finance Agency Latitude33 Series A-2144A	4.00	12-1-2045	1,500,000	1,118,996
Compton PFA144A	4.00	9-1-2027	2,395,000	2,394,970
Fresno Joint Powers Financing Authority Master Lease Projects Series A (AG Insured)	4.00	4-1-2046	1,225,000	1,180,134
Independent Cities Finance Authority Millennium Housing of California	5.00	5-15-2048	2,000,000	2,018,382
Independent Cities Finance Authority San Juan Mobile Estates	5.00	8-15-2030	855,000	856,230
Independent Cities Finance Authority Santa Rosa Leisure Mobile Home Park	5.00	8-15-2046	1,570,000	1,575,596
Modesto Irrigation District Electric System Revenue Series A	5.00	10-1-2040	3,500,000	3,503,177
Montclair Financing Authority Public Facilities Projects (AG Insured)	5.00	10-1-2035	2,400,000	2,403,326
Sacramento City Schools Joint Powers Financing Authority Unified School District Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,166,951
				56,455,310
Miscellaneous revenue: 6.65%
City of Porterville Water Revenue System Financing Project COP (AG Insured)	4.00	8-15-2050	1,000,000	953,966
City of Upland San Antonio Regional Hospital Obligated Group COP	5.00	1-1-2047	1,955,000	1,964,398
Hayward Unified School District COP	5.25	8-1-2052	8,000,000	8,074,454
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2041	1,700,000	1,722,807
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2051	750,000	708,380
Jefferson Union High School District Teacher & Staff Housing Project COP (BAM Insured)	4.00	8-1-2045	1,400,000	1,353,541
Lassen Municipal Utility District COP	4.00	5-1-2038	2,615,000	2,551,522
Lassen Municipal Utility District COP	4.00	5-1-2041	2,250,000	2,137,423
Lassen Municipal Utility District COP	4.00	5-1-2046	4,395,000	3,941,553
Lassen Municipal Utility District COP	4.00	5-1-2051	2,340,000	2,013,890
Mizuho Floater/Residual Trust Series 2025-MIZ9221 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	3.50	12-29-2027	3,000,000	3,000,000
Municipal Water District of Orange County Water Facilities Corp. Series A COP (Bank of America N.A. LOC)ø	1.65	8-1-2042	3,300,000	3,300,000
North Coast County Water District COP (AG Insured)	4.00	10-1-2051	1,745,000	1,648,826
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2040	3,545,000	3,549,258
				36,920,018
The accompanying notes are an integral part of these financial statements.
6 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 1.70%
California Municipal Finance Authority Waste Management, Inc. Series A AMTøø	3.45%	10-1-2041	$7,400,000	$7,422,312
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	3.38	9-1-2050	2,000,000	1,988,683
				9,410,995
Tax revenue: 11.06%
California Statewide CDA Community Facilities District No. 2017	5.00	9-1-2048	5,000,000	5,020,749
Chino Community Facilities District No. 2003-3 Improvement Area No. 7	5.00	9-1-2048	2,500,000	2,522,186
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2043	445,000	451,319
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2048	895,000	902,496
City & County of San Francisco Community Facilities District No. 2014-1 Series A	5.00	9-1-2052	1,000,000	1,028,567
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2041	1,000,000	933,128
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2052	1,750,000	1,494,154
City of Belmont Community Facilities District No. 2000-1 Series A (Ambac Insured)	5.75	8-1-2030	2,730,000	2,972,307
City of Fremont Community Facilities District No. 1	5.00	9-1-2040	2,700,000	2,702,360
Corona Community Facilities District No. 2018-1 Improvement Area No. 1 Series A	5.00	9-1-2048	1,000,000	1,005,329
Corona-Norco Unified School District Community Facilities District No. 16-1	5.00	9-1-2048	1,500,000	1,509,204
County of San Bernardino Community Facilities District No. 2006-1 Area No. 6	5.00	9-1-2048	1,200,000	1,207,363
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2038	305,000	311,986
Inland Valley Development Agency Series A	5.25	9-1-2037	4,000,000	4,030,856
Lafayette Redevelopment Successor Agency Project (AG Insured)	5.00	8-1-2033	1,500,000	1,503,393
Lafayette Redevelopment Successor Agency Project (AG Insured)	5.00	8-1-2038	1,635,000	1,637,510
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AG Insured)	5.00	8-1-2033	1,200,000	1,216,368
Marina Redevelopment Successor Agency Series A	5.00	9-1-2033	340,000	349,753
Marina Redevelopment Successor Agency Series A	5.00	9-1-2038	400,000	406,968
Marina Redevelopment Successor Agency Series B	5.00	9-1-2033	250,000	257,171
Marina Redevelopment Successor Agency Series B	5.00	9-1-2038	250,000	255,302
Oakland Redevelopment Successor Agency Series TE (AG Insured)	5.00	9-1-2035	2,545,000	2,548,947
Oakland Redevelopment Successor Agency Series TE (AG Insured)	5.00	9-1-2036	4,000,000	4,005,652
Orange County Community Facilities District No. 2015-1 Series A	5.25	8-15-2045	1,950,000	1,952,321
River Islands PFA Community Facilities District No. 2016-1 (AG Insured)	5.25	9-1-2052	2,000,000	2,103,445
River Islands PFA Community Facilities District No. 2023-1 Area No. 2	5.00	9-1-2054	2,500,000	2,481,723
Riverside County Community Facilities Districts No. 05-8	5.00	9-1-2048	1,600,000	1,615,796
Romoland School District Community Facilities District No. 2004-1 Area No. 4	5.00	9-1-2048	3,000,000	3,030,367
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
San Francisco City & County Redevelopment Successor Agency Mission Bay South Redevelopment Area Tax Increment Financing District Series A	5.00%	8-1-2043	$2,500,000	$2,501,443
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AG Insured)	5.00	8-1-2046	1,500,000	1,517,484
Sonoma Community Development Successor Agency Redevelopment Project (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,339,096
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2038	500,000	582,483
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2039	500,000	577,816
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2040	500,000	571,897
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1 Series 2024-A	5.00	9-1-2054	1,000,000	1,003,555
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0484 (BAM Insured) (Royal Bank of Canada LIQ)144Aø	3.38	9-1-2049	100,000	100,000
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2048	2,750,000	2,766,190
Union City Community Redevelopment Successor Agency Series A	5.00	10-1-2036	1,000,000	1,001,444
				61,418,128
Tobacco revenue: 0.65%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series B-2 CAB¤	0.00	6-1-2055	14,000,000	2,657,361
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp. Series B	5.00	6-1-2050	1,025,000	956,206
				3,613,567
Transportation revenue: 1.41%
Bay Area Toll Authority Series A (Barclays Bank plc LOC)ø	1.70	4-1-2055	2,000,000	2,000,000
Bay Area Toll Authority Series B (Barclays Bank plc LOC)ø	1.75	4-1-2055	4,000,000	4,000,000
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,000,000	1,812,165
				7,812,165
Utilities revenue: 12.71%
California Community Choice Financing Authority Clean Energy Project Series A-1øø	5.00	5-1-2054	5,000,000	5,358,623
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	5,000,000	5,306,950
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,345,000	1,363,986
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	2,500,000	2,656,353
California Community Choice Financing Authority Series Døø	5.00	10-1-2055	5,000,000	5,184,383
California Community Choice Financing Authority Series Eøø	5.00	2-1-2055	4,000,000	4,291,631
California Community Choice Financing Authority Series F	5.00	11-1-2033	5,000,000	5,435,464
California Community Choice Financing Authority Series Føø	5.00	2-1-2055	2,000,000	2,162,193
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	4,500,000	4,682,168
California Community Choice Financing Authority Series Gøø	5.25	11-1-2054	5,000,000	5,311,380
City of Glendale Electric Revenue	5.00	2-1-2054	5,000,000	5,187,880
Imperial Irrigation District Electric System Revenue Series C	5.00	11-1-2038	2,500,000	2,514,675
Los Angeles Department of Water & Power System Revenue Series A (BAM Insured)	5.00	7-1-2042	750,000	815,591
The accompanying notes are an integral part of these financial statements.
8 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Los Angeles Department of Water & Power System Revenue Series C	5.00%	7-1-2054	$8,000,000	$8,219,032
M-S-R Energy Authority Series B	7.00	11-1-2034	4,000,000	4,873,943
M-S-R Energy Authority Series C	6.13	11-1-2029	695,000	735,823
Northern California Energy Authorityøø	5.00	12-1-2054	2,000,000	2,132,095
Redding Joint Powers Financing Authority Series A	5.00	6-1-2032	440,000	440,897
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	3,000,000	3,386,961
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF3207 (Morgan Stanley Bank LIQ)144Aø	3.57	2-1-2054	500,000	500,000
				70,560,028
Water & sewer revenue: 3.13%
Adelanto Public Utility Authority Utility System Project Series A (AG Insured)	5.00	7-1-2039	2,000,000	2,049,057
California PCFA Channelside Water Resources LP AMT144A	5.00	11-21-2045	2,615,000	2,684,804
City of Compton Sewer Revenue	6.00	9-1-2039	1,775,000	1,813,742
City of Tulare Sewer Revenue (AG Insured)	5.00	11-15-2041	1,500,000	1,501,680
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,003,470
Los Angeles Department of Water & Power Water System Revenue Series A	5.00	1-1-2030	2,000,000	2,151,710
Los Angeles Department of Water & Power Water System Revenue Series B	5.00	7-1-2035	1,000,000	1,163,487
Merced Irrigation District Series A (AG Insured)	5.00	10-1-2038	4,000,000	4,016,868
				17,384,818
				540,895,306
Guam: 0.41%
Miscellaneous revenue: 0.18%
Territory of Guam Series F	4.00	1-1-2036	1,000,000	1,013,595
Water & sewer revenue: 0.23%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,250,000	1,257,324
				2,270,919
Total municipal obligations (Cost $556,640,586)				546,107,064

		Yield	Shares
Short-term investments: 0.49%
Investment companies: 0.49%
Allspring Government Money Market Fund Select Class♠∞		3.71	2,741,549	2,741,549
Total short-term investments (Cost $2,741,549)				2,741,549
Total investments in securities (Cost $559,382,135)	98.86%			548,848,613
Other assets and liabilities, net	1.14			6,301,434
Total net assets	100.00%			$555,150,047

The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,758,369	$49,581,124	$(48,597,944)	$0	$0	$2,741,549	2,741,549	$30,802
The accompanying notes are an integral part of these financial statements.
10 | Allspring California Tax-Free Fund

Statement of assets and liabilities—December 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $556,640,586)	$546,107,064
Investments in affiliated securities, at value (cost $2,741,549)	2,741,549
Cash	143,278
Receivable for interest	7,237,219
Receivable for Fund shares sold	271,426
Receivable for investments sold	160,000
Prepaid expenses and other assets	50,049
Total assets	556,710,585
Liabilities
Payable for Fund shares redeemed	945,007
Dividends payable	284,397
Management fee payable	164,872
Administration fees payable	52,845
Shareholder servicing fees payable	49,473
Distribution fee payable	4,270
Trustees’ fees and expenses payable	1,721
Accrued expenses and other liabilities	57,953
Total liabilities	1,560,538
Total net assets	$555,150,047
Net assets consist of
Paid-in capital	$655,507,220
Total distributable loss	(100,357,173)
Total net assets	$555,150,047
Computation of net asset value and offering price per share
Net assets–Class A	$221,618,268
Shares outstanding–Class A1	21,226,092
Net asset value per share–Class A	$10.44
Maximum offering price per share – Class A2	$10.93
Net assets–Class C	$6,504,384
Shares outstanding–Class C1	610,927
Net asset value per share–Class C	$10.65
Net assets–Institutional Class	$327,027,395
Shares outstanding–Institutional Class[1]	31,261,272
Net asset value per share–Institutional Class	$10.46
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 11

Statement of operations—six months ended December 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$11,476,535
Income from affiliated securities	30,802
Total investment income	11,507,337
Expenses
Management fee	1,112,088
Administration fees
Class A	167,657
Class C	4,800
Administrator Class	9,634 [1]
Institutional Class	123,944
Shareholder servicing fees
Class A	278,582
Class C	8,000
Administrator Class	23,927 [1]
Distribution fee
Class C	24,001
Custody and accounting fees	11,082
Professional fees	33,210
Registration fees	38,750
Shareholder report expenses	16,531
Trustees’ fees and expenses	5,519
Other fees and expenses	14,866
Total expenses	1,872,591
Less: Fee waivers and/or expense reimbursements
Fund-level	(132,415)
Class A	(61,387)
Class C	(1,631)
Institutional Class	(197)
Net expenses	1,676,961
Net investment income	9,830,376
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(5,249,268)
Futures contracts	394,549
Net realized losses on investments	(4,854,719)
Net change in unrealized gains (losses) on
Unaffiliated securities	17,861,980
Futures contracts	(314,389)
Net change in unrealized gains (losses) on investments	17,547,591
Net realized and unrealized gains (losses) on investments	12,692,872
Net increase in net assets resulting from operations	$22,523,248
1 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
12 | Allspring California Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
Operations
Net investment income		$9,830,376		$21,404,680
Net realized gains (losses) on investments		(4,854,719)		97,615
Net change in unrealized gains (losses) on investments		17,547,591		(21,834,873)
Net increase (decrease) in net assets resulting from operations		22,523,248		(332,578)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,758,009)		(8,754,049)
Class C		(83,506)		(169,347)
Administrator Class		(347,798)[1]		(1,935,162)
Institutional Class		(5,617,447)		(10,542,397)
Total distributions to shareholders		(9,806,760)		(21,400,955)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,189,070	22,752,838	1,128,958	11,877,628
Class C	49,925	521,556	92,660	1,000,238
Administrator Class	675,663 [1]	6,876,764 [1]	1,044,575	10,965,452
Institutional Class	5,907,087	60,878,918	10,290,651	108,070,704
		91,030,076		131,914,022
Reinvestment of distributions
Class A	342,786	3,541,023	787,802	8,295,421
Class C	7,877	83,031	15,773	169,192
Administrator Class	25,781 [1]	261,278 [1]	169,927	1,792,326
Institutional Class	423,643	4,391,242	748,031	7,881,593
		8,276,574		18,138,532
Payment for shares redeemed
Class A	(3,422,812)	(35,343,609)	(7,419,438)	(78,092,339)
Class C	(31,951)	(336,235)	(240,232)	(2,597,196)
Administrator Class	(812,536)[1]	(8,238,998)[1]	(3,505,196)	(37,061,011)
Institutional Class	(6,410,071)	(66,139,363)	(12,188,422)	(127,699,352)
		(110,058,205)		(245,449,898)
Share conversions
Administrator Class	(4,457,241)[2]	(46,335,699)[2]	0	0
Institutional Class	4,455,613 [2]	46,335,699 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(10,751,555)		(95,397,344)
Total increase (decrease) in net assets		1,964,933		(117,130,877)
Net assets
Beginning of period		553,185,114		670,315,991
End of period		$555,150,047		$553,185,114
1 For the period from July 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.20	$10.59	$10.52	$10.65	$12.13	$11.91
Net investment income	0.18 [1]	0.35 [1]	0.35 [1]	0.33	0.30	0.32
Net realized and unrealized gains (losses) on investments	0.24	(0.39)	0.07	(0.13)	(1.48)	0.22
Total from investment operations	0.42	(0.04)	0.42	0.20	(1.18)	0.54
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.35)	(0.33)	(0.30)	(0.32)
Net asset value, end of period	$10.44	$10.20	$10.59	$10.52	$10.65	$12.13
Total return[2]	4.10%	(0.41)%	4.08%	1.90%	(9.90)%	4.59%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.83%	0.83%	0.81%	0.81%
Net expenses	0.74%	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.37%	3.34%	3.33%	3.10%	2.57%	2.66%
Supplemental data
Portfolio turnover rate	10%	14%	26%	15%	17%	9%
Net assets, end of period (000s omitted)	$221,618	$225,623	$292,433	$331,000	$412,553	$486,668

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
14 | Allspring California Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.40	$10.80	$10.73	$10.86	$12.37	$12.14
Net investment income	0.14 [1]	0.28 [1]	0.27 [1]	0.26	0.22	0.24
Net realized and unrealized gains (losses) on investments	0.25	(0.40)	0.07	(0.14)	(1.51)	0.23
Total from investment operations	0.39	(0.12)	0.34	0.12	(1.29)	0.47
Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.27)	(0.25)	(0.22)	(0.24)
Net asset value, end of period	$10.65	$10.40	$10.80	$10.73	$10.86	$12.37
Total return[2]	3.76%	(1.19)%	3.29%	1.16%	(10.58)%	3.86%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.58%	1.58%	1.58%	1.56%	1.56%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.62%	2.58%	2.58%	2.35%	1.80%	1.91%
Supplemental data
Portfolio turnover rate	10%	14%	26%	15%	17%	9%
Net assets, end of period (000s omitted)	$6,504	$6,086	$7,740	$9,864	$11,548	$19,066

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.22	$10.61	$10.54	$10.67	$12.16	$11.93
Net investment income	0.19 [1]	0.38 [1]	0.37 [1]	0.36	0.33	0.35
Net realized and unrealized gains (losses) on investments	0.24	(0.39)	0.08	(0.13)	(1.49)	0.23
Total from investment operations	0.43	(0.01)	0.45	0.23	(1.16)	0.58
Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.38)	(0.36)	(0.33)	(0.35)
Net asset value, end of period	$10.46	$10.22	$10.61	$10.54	$10.67	$12.16
Total return[2]	4.23%	(0.14)%	4.35%	2.18%	(9.71)%	4.96%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.51%	0.50%	0.48%	0.48%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.63%	3.60%	3.59%	3.36%	2.83%	2.93%
Supplemental data
Portfolio turnover rate	10%	14%	26%	15%	17%	9%
Net assets, end of period (000s omitted)	$327,027	$274,799	$297,410	$242,279	$304,666	$384,108

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Tax-Free Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Allspring California Tax-Free Fund | 17

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $559,802,530 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,527,538
Gross unrealized losses	(18,481,455)
Net unrealized losses	$(10,953,917)
As of June 30, 2025, the Fund had capital loss carryforwards which consisted of $48,349,052 in short-term capital losses and $36,222,366 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$546,107,064	$0	$546,107,064
Short-term investments
Investment companies	2,741,549	0	0	2,741,549
Total assets	$2,741,549	$546,107,064	$0	$548,848,613
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
18 | Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2025, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
Allspring California Tax-Free Fund | 19

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2025, Allspring Funds Distributor received $2,276 from the sale of Class A shares and $443 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended December 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $25,600,000, $34,500,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2025 were $50,720,874 and $67,326,366, respectively.
6.DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2025, the Fund entered into futures contracts as a tactical move to take advantage of dislocation in the market. The Fund had an average notional amount of $7,900,145 in long futures contracts during the six months ended December 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2025, there were no borrowings by the Fund under the agreement.
8.CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s investments were concentrated in the state of California.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This
20 | Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
Allspring California Tax-Free Fund | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

22 | Allspring California Tax-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring California Tax-Free Fund | 23

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0032 12-25

Allspring Minnesota Tax-Free Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring Minnesota Tax-Free Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.43%
California: 0.59%
Utilities revenue: 0.59%
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00%	12-1-2055	$1,000,000	$1,061,390
Guam: 2.98%
Airport revenue: 0.47%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2038	200,000	217,502
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2028	100,000	104,132
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2029	225,000	237,635
Port Authority of Guam Series B AMT	5.00	7-1-2031	285,000	294,604
				853,873
Miscellaneous revenue: 0.31%
Territory of Guam Series G	5.00	1-1-2035	500,000	561,363
Utilities revenue: 0.42%
Guam Power Authority Series A	5.00	10-1-2042	250,000	261,497
Guam Power Authority Series A	5.00	10-1-2043	230,000	238,404
Guam Power Authority Series A	5.00	10-1-2044	250,000	257,368
				757,269
Water & sewer revenue: 1.78%
Guam Government Waterworks Authority	5.00	1-1-2046	1,500,000	1,500,698
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2044	885,000	913,060
Guam Government Waterworks Authority Water & Wastewater System Series A	5.50	7-1-2043	750,000	811,478
				3,225,236
				5,397,741
Kentucky: 0.59%
Utilities revenue: 0.59%
Kentucky Public Energy Authority Series C	5.00	5-1-2036	1,000,000	1,062,045
Minnesota: 94.23%
Airport revenue: 2.49%
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2031	485,000	495,539
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2052	2,250,000	2,298,229
Minneapolis-St. Paul Metropolitan Airports Commission Series A (AG Insured)	4.00	1-1-2054	500,000	457,663
Minneapolis-St. Paul Metropolitan Airports Commission Series C	5.00	1-1-2046	1,000,000	1,006,264
Minneapolis-St. Paul Metropolitan Airports Commission Series D AMT	5.00	1-1-2041	250,000	251,707
				4,509,402
Education revenue: 16.59%
City of Cologne Academy Series A	5.00	7-1-2029	485,000	485,213
City of Cologne Academy Series A	5.00	7-1-2034	500,000	500,123
City of Columbus New Millennium Academy Series A	5.50	7-1-2030	1,000,000	1,000,099
The accompanying notes are an integral part of these financial statements.
2 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Deephaven Eagle Ridge Academy Series A	4.00%	7-1-2026	$100,000	$99,960
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2027	100,000	99,998
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2037	400,000	400,255
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2040	500,000	500,198
City of Forest Lake International Language Academy Series A	5.50	8-1-2036	500,000	500,364
City of Ham Lake DaVinci Academy of Arts & Science Series A	4.00	7-1-2028	330,000	325,264
City of Ham Lake DaVinci Academy of Arts & Science Series A	5.00	7-1-2031	625,000	626,029
City of Hugo Noble Academy Series A	5.00	7-1-2029	490,000	490,242
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2055	700,000	517,082
City of Otsego Kaleidoscope Charter School Series A	5.00	9-1-2034	1,015,000	1,007,211
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,011,857
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	355,000	262,700
City of St. Cloud STRIDE Academy Series A	5.00	4-1-2036	750,000	699,964
Housing & RDA of The City of St. Paul Minnesota Conservatory for Performing Artists Series A	4.00	3-1-2028	95,000	92,360
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	205,000	205,851
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	400,000	364,055
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.25	9-1-2031	1,000,000	1,007,847
Housing & RDA of The City of St. Paul Minnesota Hope Community Academy Series A	5.00	12-1-2034	1,645,000	1,522,881
Housing & RDA of The City of St. Paul Minnesota Twin Cities German Immersion School	5.00	7-1-2055	750,000	661,475
Minnesota HEFA Carleton College	5.00	3-1-2053	1,500,000	1,562,341
Minnesota HEFA College of St. Benedict	4.00	3-1-2036	410,000	398,254
Minnesota HEFA College of St. Scholastica, Inc.	4.00	12-1-2040	1,000,000	895,797
Minnesota HEFA College of St. Scholastica, Inc. Series 7R	4.25	12-1-2027	175,000	175,016
Minnesota HEFA Hamline University Series B	5.00	10-1-2035	1,000,000	1,006,381
Minnesota HEFA St. Catherine University Series A	5.00	10-1-2045	2,000,000	1,947,152
Minnesota HEFA St. John’s University	4.00	10-1-2034	200,000	205,970
Minnesota HEFA St. John’s University	4.00	10-1-2035	170,000	174,326
Minnesota HEFA St. John’s University	4.00	10-1-2039	200,000	201,442
Minnesota HEFA St. John’s University	4.00	10-1-2040	355,000	356,619
Minnesota HEFA St. Olaf College	4.00	10-1-2046	2,750,000	2,558,255
Minnesota HEFA University of St. Thomas/Minneapolis	4.00	10-1-2041	515,000	510,606
Minnesota HEFA University of St. Thomas/Minneapolis	5.00	10-1-2040	750,000	785,178
Minnesota HEFA University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2035	750,000	753,665
Minnesota HEFA University of St. Thomas/Minneapolis Series A	5.00	10-1-2026	295,000	299,617
Minnesota HEFA University of St. Thomas/Minneapolis Series A	5.00	10-1-2052	1,000,000	1,016,112
Minnesota HEFA University of St. Thomas/Minneapolis Series B	5.00	10-1-2036	775,000	832,722
Minnesota Office of Higher Education AMT	4.00	11-1-2037	595,000	595,268
Minnesota Office of Higher Education AMT	5.00	11-1-2026	700,000	709,025
Minnesota Office of Higher Education AMT	5.00	11-1-2027	500,000	513,645
Minnesota Office of Higher Education AMT	5.00	11-1-2033	1,000,000	1,072,335
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
University of Minnesota Series A	5.00%	4-1-2034	$270,000	$287,921
University of Minnesota Series A	5.00	9-1-2042	770,000	785,748
				30,024,423
GO revenue: 24.43%
Alexandria Lake Area Sanitation District (AG Insured)	4.13	2-1-2044	325,000	317,332
Becker Independent School District No. 726 Series B	4.00	2-1-2026	100,000	100,100
Brainerd Independent School District No. 181 Series A	4.00	2-1-2039	2,000,000	2,009,547
Brainerd Independent School District No. 181 Series A	4.00	2-1-2042	2,060,000	2,063,928
Brainerd Independent School District No. 181 Series A	4.00	2-1-2043	225,000	225,129
Canby Independent School District No. 891 Series A	4.00	2-1-2043	1,320,000	1,329,515
Chisholm Independent School District No. 695 Series A	6.00	2-1-2029	500,000	552,397
Chisholm Independent School District No. 695 Series A	6.00	2-1-2030	750,000	852,995
City of Chaska Series C	5.00	2-1-2030	230,000	251,301
City of Elk River Series A	3.00	12-1-2044	2,000,000	1,619,813
City of Virginia Series A	5.00	2-1-2032	405,000	423,371
City of Waite Park Series A	5.00	12-15-2050	1,675,000	1,750,214
County of Hennepin Series A	5.00	12-1-2033	160,000	167,140
County of Hennepin Series A	5.00	12-1-2037	910,000	942,851
County of Hennepin Series A	5.00	12-1-2041	2,610,000	2,809,481
County of Hennepin Series A	5.00	12-1-2043	1,500,000	1,626,750
County of Hennepin Series B	5.00	12-1-2029	450,000	459,002
County of Rice Series A	4.00	2-1-2048	1,500,000	1,449,885
Duluth Independent School District No. 709 Series C CAB¤	0.00	2-1-2033	1,075,000	831,902
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2041	300,000	321,771
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2048	1,700,000	1,763,547
Goodridge Independent School District No. 561 Series A	4.00	2-1-2042	550,000	554,004
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2032	1,305,000	1,049,438
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2033	1,145,000	883,612
Hawley Independent School District No. 150 Series A	5.00	2-1-2040	750,000	790,439
Hawley Independent School District No. 150 Series A	5.00	2-1-2041	440,000	461,116
Hopkins Independent School District No. 270 Series A	4.00	2-1-2031	170,000	172,945
Jordan Independent School District No. 717 Series A	5.00	2-1-2035	150,000	165,190
Jordan Independent School District No. 717 Series A	5.00	2-1-2039	500,000	535,954
Marshall County Independent School District No. 441 Series A	5.00	2-1-2037	250,000	273,246
Marshall County Independent School District No. 441 Series A	5.00	2-1-2038	250,000	269,809
Minneapolis Special School District No. 1 Series A	4.00	2-1-2040	1,150,000	1,168,418
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2042	320,000	323,294
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2043	785,000	789,217
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2033	310,000	353,423
Rock Ridge Independent School District No. 2909 Series A	5.00	2-1-2035	405,000	451,961
Sartell-St. Stephen Independent School District No. 748 Series A	5.00	2-1-2027	200,000	200,367
South Washington County Independent School District No. 833 Series A	4.00	2-1-2043	1,680,000	1,680,682
State of Minnesota Series A	5.00	8-1-2034	2,190,000	2,217,814
State of Minnesota Series A	5.00	8-1-2035	1,000,000	1,096,522
State of Minnesota Series A	5.00	8-1-2039	1,750,000	1,884,220
The accompanying notes are an integral part of these financial statements.
4 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of Minnesota Series A	5.00%	8-1-2041	$1,785,000	$1,964,216
State of Minnesota Series B	4.00	8-1-2031	250,000	258,731
State of Minnesota Series B	4.00	8-1-2043	1,000,000	998,681
State of Minnesota Series B	4.00	8-1-2044	1,500,000	1,475,730
State of Minnesota Series B	5.00	8-1-2028	250,000	265,867
Stillwater Independent School District No. 834 Series A	5.00	2-1-2040	1,000,000	1,084,425
Worthington Independent School District No. 518 Series A	4.00	2-1-2030	440,000	440,538
Worthington Independent School District No. 518 Series A	4.00	2-1-2032	530,000	530,629
				44,208,459
Health revenue: 18.25%
City of Center City Hazelden Betty Ford Foundation Series 2025B	5.00	11-1-2047	1,500,000	1,526,067
City of Maple Grove Hospital Corp.	5.00	5-1-2030	850,000	863,087
City of Maple Grove Hospital Corp.	5.00	5-1-2031	500,000	507,410
City of Maple Grove Hospital Corp.	5.00	5-1-2032	725,000	735,216
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2038	975,000	979,298
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	1,000,000	1,086,215
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	2,000,000	2,001,365
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2035	390,000	403,243
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2036	1,100,000	1,133,822
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2049	1,000,000	973,353
City of Plato Glencoe Regional Health Services	5.00	4-1-2041	550,000	551,771
City of Rochester Mayo Clinic	5.00	11-15-2057	4,500,000	4,613,468
City of St. Cloud CentraCare Health System Obligated Group	4.00	5-1-2050	3,235,000	2,881,603
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2048	1,500,000	1,518,117
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2054	550,000	560,414
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2028	300,000	302,199
City of Wadena Astera Health Series A	5.00	12-1-2045	2,900,000	3,005,491
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2048	650,000	655,572
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2058	1,450,000	1,458,944
Duluth EDA Essentia Health Obligated Group Series A	5.25	2-15-2053	2,500,000	2,514,802
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2034	565,000	579,169
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2047	500,000	489,288
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group	5.00	7-1-2033	1,500,000	1,682,897
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	1,500,000	1,567,444
Tender Option Bond Trust Receipts/Certificates Series XF1876 (Bank of America N.A. LIQ)144Aø	3.35	11-15-2053	435,000	435,000
				33,025,255
Housing revenue: 14.43%
City of Burnsville Bridgeway Apartments LP LLPø	1.42	10-15-2033	1,500,000	1,500,000
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	1.42	8-15-2038	2,335,000	2,335,000
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
City of Marshall Southwest & West Central Service Cooperatives Series A	5.13%	2-1-2041	$1,075,000	$1,135,381
City of Marshall Southwest & West Central Service Cooperatives Series A	5.38	2-1-2045	720,000	751,401
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2032	440,000	502,883
City of Minneapolis Riverton Community Housing	5.00	8-1-2032	760,000	760,593
City of New London EDA Southwest & West Central Service Cooperatives Series A	4.50	2-1-2033	500,000	506,260
City of New London EDA Southwest & West Central Service Cooperatives Series A	5.00	2-1-2038	880,000	888,239
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC Obligated Group	5.63	11-1-2045	750,000	754,958
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,466,834
Minnesota Housing Finance Agency Series A	4.00	8-1-2031	300,000	312,889
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2027	1,665,000	1,673,271
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2032	500,000	500,861
Minnesota Housing Finance Agency Series B	5.00	8-1-2029	320,000	345,866
Minnesota Housing Finance Agency Series B	5.00	8-1-2030	465,000	511,397
Minnesota Housing Finance Agency Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	945,000	959,831
Minnesota Housing Finance Agency Series D	4.00	8-1-2031	675,000	712,207
Minnesota Housing Finance Agency Series D	5.00	8-1-2028	200,000	211,710
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	606,634
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	467,769
Minnesota Housing Finance Agency Series F AMT (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	3.25	1-1-2041	2,325,000	2,325,000
Minnesota Housing Finance Agency Series F (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2045	1,000,000	1,014,981
Minnesota Housing Finance Agency Series K AMT (GNMA / FNMA / FHLMC Insured)	3.05	7-1-2027	515,000	510,639
Minnesota Housing Finance Agency Series L (GNMA / FNMA / FHLMC Insured)	4.95	1-1-2050	1,500,000	1,502,402
Minnesota Housing Finance Agency Series M (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2037	2,900,000	3,037,858
Minnesota Housing Finance Agency Series O (GNMA / FNMA / FHLMC Insured)	4.65	7-1-2041	805,000	829,650
				26,124,514
Miscellaneous revenue: 9.91%
Anoka-Hennepin Independent School District No. 11 Series A COP	5.00	2-1-2034	1,000,000	1,006,971
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2030	250,000	256,081
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2031	250,000	255,775
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2034	300,000	304,969
City of White Bear Lake Young Men’s Christian Association of the Greater Twin Cities	5.00	6-1-2032	1,000,000	1,042,952
The accompanying notes are an integral part of these financial statements.
6 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Duluth Independent School District No. 709 Series B COP	5.00%	2-1-2026	$395,000	$395,656
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2028	290,000	287,362
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2029	300,000	295,683
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2030	310,000	303,675
Minnetonka Independent School District No. 276 Series C COP	5.00	2-1-2041	1,125,000	1,212,105
Northeastern Metropolitan Intermediate School District No. 916 Series B COP	5.00	2-1-2034	1,500,000	1,502,557
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2026	500,000	500,415
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2027	1,000,000	1,001,010
St. Cloud Independent School District No. 742 COP	5.00	2-1-2032	500,000	500,856
St. Cloud Independent School District No. 742 COP	5.00	2-1-2034	350,000	350,597
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A	5.00	10-1-2029	970,000	1,050,195
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A	5.00	10-1-2039	2,490,000	2,773,306
State of Minnesota Office Building Project COP	5.00	11-1-2042	3,000,000	3,272,074
State of Minnesota Office Building Project COP	5.00	11-1-2043	1,500,000	1,620,767
				17,933,006
Utilities revenue: 7.46%
Central Minnesota Municipal Power Agency (AG Insured)	4.00	1-1-2042	350,000	352,529
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2029	315,000	336,493
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2030	210,000	229,002
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2026	90,000	91,280
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2029	170,000	180,762
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2030	150,000	161,658
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2031	120,000	130,758
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2042	200,000	208,895
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2045	260,000	264,966
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2037	500,000	508,502
Minnesota Municipal Power Agency	5.00	10-1-2047	500,000	501,069
Northern Municipal Power Agency	5.00	1-1-2031	1,485,000	1,631,606
Northern Municipal Power Agency	5.00	1-1-2036	100,000	101,940
Northern Municipal Power Agency	5.00	1-1-2041	1,500,000	1,518,645
Sauk Centre Public Utilities Commission Electric Revenue Series A (AG Insured)	4.00	12-1-2037	250,000	258,476
Sauk Centre Public Utilities Commission Electric Revenue Series A (AG Insured)	5.00	12-1-2034	100,000	111,889
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2031	520,000	520,000
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2041	480,000	480,000
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2045	800,000	859,426
St. Paul Port Authority District Energy Obligated Group Series 1	3.00	10-1-2027	100,000	99,473
St. Paul Port Authority District Energy Obligated Group Series 1	3.00	10-1-2034	225,000	217,760
St. Paul Port Authority District Energy Obligated Group Series 1	4.00	10-1-2028	400,000	406,212
St. Paul Port Authority District Energy Obligated Group Series 1	4.00	10-1-2041	500,000	489,545
Western Minnesota Municipal Power Agency Red Rock Hydroelectric Project Series A	5.00	1-1-2049	1,500,000	1,518,618
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Western Minnesota Municipal Power Agency Series A		5.00%	1-1-2032	$555,000	$555,000
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2036	1,650,000	1,763,996
					13,498,500
Water & sewer revenue: 0.67%
City of St. Paul Water Revenue Series A		4.00	12-1-2045	1,215,000	1,210,594
					170,534,153
New York: 0.04%
Health revenue: 0.04%
Westchester County Local Development Corp. Kendal on Hudson Obligated Group Series B		5.00	1-1-2027	75,000	75,849
Total municipal obligations (Cost $180,524,363)					178,131,178
Total investments in securities (Cost $180,524,363)	98.43%				178,131,178
Other assets and liabilities, net	1.57				2,838,136
Total net assets	100.00%				$180,969,314

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
CAB	Capital appreciation bond
COP	Certificate of participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIQ	Liquidity agreement
LOC	Letter of credit
RDA	Redevelopment Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
8 | Allspring Minnesota Tax-Free Fund

Statement of assets and liabilities—December 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $180,524,363)	$178,131,178
Cash	299,166
Receivable for interest	2,479,374
Receivable for investments sold	400,001
Receivable for Fund shares sold	50,594
Prepaid expenses and other assets	38,001
Total assets	181,398,314
Liabilities
Payable for Fund shares redeemed	228,038
Dividends payable	83,774
Management fee payable	52,842
Professional fees payable	34,645
Administration fees payable	13,702
Shareholder servicing fees payable	4,028
Trustees’ fees and expenses payable	2,292
Accrued expenses and other liabilities	9,679
Total liabilities	429,000
Total net assets	$180,969,314
Net assets consist of
Paid-in capital	$185,976,373
Total distributable loss	(5,007,059)
Total net assets	$180,969,314
Computation of net asset value and offering price per share
Net assets–Class A	$18,863,939
Shares outstanding–Class A1	1,867,630
Net asset value per share–Class A	$10.10
Maximum offering price per share – Class A2	$10.58
Net assets–Institutional Class	$162,105,375
Shares outstanding–Institutional Class[1]	16,040,109
Net asset value per share–Institutional Class	$10.11
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 9

Statement of operations—six months ended December 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$3,384,791
Expenses
Management fee	356,871
Administration fees
Class A	14,308
Class C	356 [1]
Administrator Class	4,053 [2]
Institutional Class	60,266
Shareholder servicing fees
Class A	23,727
Class C	577 [1]
Administrator Class	10,105 [2]
Distribution fee
Class C	1,733 [1]
Custody and accounting fees	4,298
Professional fees	26,933
Registration fees	41,884
Shareholder report expenses	13,200
Trustees’ fees and expenses	2,966
Other fees and expenses	7,560
Total expenses	568,837
Less: Fee waivers and/or expense reimbursements
Fund-level	(68,976)
Class A	(49)
Institutional Class	(101)
Net expenses	499,711
Net investment income	2,885,080
Realized and unrealized gains (losses) on investments
Net realized gains on investments	103,882
Net change in unrealized gains (losses) on investments	4,611,569
Net realized and unrealized gains (losses) on investments	4,715,451
Net increase in net assets resulting from operations	$7,600,531
1 For the period from July 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Minnesota Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
Operations
Net investment income		$2,885,080		$5,253,434
Net realized gains (losses) on investments		103,882		(481,782)
Net change in unrealized gains (losses) on investments		4,611,569		(2,705,120)
Net increase in net assets resulting from operations		7,600,531		2,066,532
Distributions to shareholders from
Net investment income and net realized gains
Class A		(282,588)		(550,590)
Class C		(5,259)[1]		(18,827)
Administrator Class		(131,086)[2]		(689,831)
Institutional Class		(2,475,218)		(4,304,872)
Total distributions to shareholders		(2,894,151)		(5,564,120)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	263,715	2,628,263	343,958	3,446,863
Class C	14,013 [1]	137,632 [1]	6,771	68,573
Administrator Class	165,898 [2]	1,630,369 [2]	359,272	3,604,382
Institutional Class	2,880,999	28,667,107	6,819,660	67,690,324
		33,063,371		74,810,142
Reinvestment of distributions
Class A	28,077	280,355	54,784	548,271
Class C	461 [1]	4,584 [1]	1,876	18,816
Administrator Class	10,819 [2]	106,080 [2]	68,833	689,418
Institutional Class	204,615	2,047,213	357,855	3,584,393
		2,438,232		4,840,898
Payment for shares redeemed
Class A	(431,687)	(4,321,062)	(454,563)	(4,565,313)
Class C	(4,771)[1]	(48,170)[1]	(53,435)	(531,155)
Administrator Class	(134,738)[2]	(1,324,840)[2]	(864,456)	(8,646,717)
Institutional Class	(2,675,766)	(26,609,144)	(6,551,876)	(65,196,112)
		(32,303,216)		(78,939,297)
1 For the period from July 1, 2025 to November 14, 2025
2 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
	Shares		Shares
Share conversions
Class A	63,337 [3]	$639,618 [3]	0	$0
Class C	(63,329)[3]	(639,618)[3]	0	0
Administrator Class	(1,975,545)[4]	(19,782,906)[4]	0	0
Institutional Class	1,974,421 [4]	19,782,906 [4]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		3,198,387		711,743
Total increase (decrease) in net assets		7,904,767		(2,785,845)
Net assets
Beginning of period		173,064,547		175,850,392
End of period		$180,969,314		$173,064,547
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Minnesota Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.84	$10.05	$10.07	$10.11	$11.02	$10.86
Net investment income	0.15 [1]	0.28 [1]	0.24 [1]	0.21 [1]	0.18	0.20 [1]
Net realized and unrealized gains (losses) on investments	0.26	(0.19)	0.01	(0.04)	(0.90)	0.16
Total from investment operations	0.41	0.09	0.25	0.17	(0.72)	0.36
Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.27)	(0.21)	(0.18)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.15)	(0.30)	(0.27)	(0.21)	(0.19)	(0.20)
Net asset value, end of period	$10.10	$9.84	$10.05	$10.07	$10.11	$11.02
Total return[2]	4.18%	0.85%	2.58%	1.73%	(6.59)%	3.32%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	0.91%	0.91%	0.91%	0.92%
Net expenses	0.84%	0.84%	0.84%	0.85%	0.85%	0.85%
Net investment income	2.95%	2.79%	2.46%	2.10%	1.67%	1.80%
Supplemental data
Portfolio turnover rate	9%	21%	19%	28%	11%	9%
Net assets, end of period (000s omitted)	$18,864	$19,123	$20,090	$22,841	$27,431	$31,586

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.84	$10.05	$10.07	$10.12	$11.02	$10.87
Net investment income	0.17 [1]	0.31 [1]	0.28 [1]	0.25 [1]	0.21	0.23
Net realized and unrealized gains (losses) on investments	0.27	(0.19)	0.01	(0.05)	(0.89)	0.15
Total from investment operations	0.44	0.12	0.29	0.20	(0.68)	0.38
Distributions to shareholders from
Net investment income	(0.17)	(0.33)	(0.31)	(0.25)	(0.21)	(0.23)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.17)	(0.33)	(0.31)	(0.25)	(0.22)	(0.23)
Net asset value, end of period	$10.11	$9.84	$10.05	$10.07	$10.12	$11.02
Total return[2]	4.46%	1.17%	2.91%	1.96%	(6.19)%	3.56%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.59%	0.60%	0.59%	0.58%	0.59%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	3.28%	3.10%	2.79%	2.45%	2.01%	2.13%
Supplemental data
Portfolio turnover rate	9%	21%	19%	28%	11%	9%
Net assets, end of period (000s omitted)	$162,105	$134,396	$130,966	$119,956	$104,175	$91,787

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Minnesota Tax-Free Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Minnesota Tax-Free Fund | 15

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $180,539,856 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,212,373
Gross unrealized losses	(3,621,051)
Net unrealized losses	$(2,408,678)
As of June 30, 2025, the Fund had capital loss carryforwards which consisted of $311,467 in short-term capital losses and $2,402,066 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$178,131,178	$0	$178,131,178
Total assets	$0	$178,131,178	$0	$178,131,178
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
16 | Allspring Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2025, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2025, Allspring Funds Distributor received $5 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring Minnesota Tax-Free Fund | 17

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $16,300,000, $9,000,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2025 were $15,612,232 and $16,238,542, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s investments were concentrated in the state of Minnesota.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
18 | Allspring Minnesota Tax-Free Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Minnesota Tax-Free Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not Applicable

20 | Allspring Minnesota Tax-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0003 12-25

Allspring Intermediate Tax/AMT-Free Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring Intermediate Tax/AMT-Free Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.17%
Alabama: 7.10%
Education revenue: 0.36%
Auburn University Series A	4.00%	6-1-2033	$1,000,000	$1,003,542
University of West Alabama (AG Insured)	4.00	1-1-2033	595,000	610,708
University of West Alabama (AG Insured)	4.00	1-1-2035	865,000	890,510
University of West Alabama (AG Insured)	4.00	1-1-2037	920,000	939,054
				3,443,814
Utilities revenue: 6.74%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,086,065
Black Belt Energy Gas District Series B	5.00	10-1-2035	9,000,000	9,270,117
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	5,000,000	5,360,802
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	3,000,000	3,167,410
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	2,500,000	2,673,490
Energy Southeast A Cooperative District Series A	5.00	11-1-2035	5,000,000	5,297,658
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,220,525
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	3,000,000	3,218,864
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	1,010,111
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,268,393
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,286,880
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	2,500,000	2,604,813
Southeast Energy Authority A Cooperative District Series D	5.00	9-1-2035	3,000,000	3,254,731
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2030	5,000,000	5,371,724
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2035	2,080,000	2,324,683
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	5,000,000	5,497,265
				63,913,531
				67,357,345
Alaska: 0.44%
Health revenue: 0.44%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2037	2,635,000	2,637,333
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2039	1,575,000	1,552,738
				4,190,071
Arizona: 1.57%
Education revenue: 0.75%
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2034	335,000	332,387
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2035	345,000	339,664
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2036	315,000	306,806
Arizona IDA Kipp NYC Public Charter Schools Series A	5.00	7-1-2033	315,000	331,509
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2035	240,000	236,288
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2036	220,000	214,277
Glendale IDA Midwestern University Obligated Group	5.00	5-15-2042	1,350,000	1,455,643
The accompanying notes are an integral part of these financial statements.
2 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Pima County Community College District	5.00%	7-1-2035	$600,000	$627,557
Pima County Community College District	5.00	7-1-2036	500,000	521,476
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	730,000	692,598
Sierra Vista IDA Wake Preparatory Academy	5.25	6-15-2035	2,000,000	2,056,991
				7,115,196
Health revenue: 0.08%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2028	370,000	371,236
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2029	385,000	386,801
				758,037
Miscellaneous revenue: 0.53%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	5,000,000	5,011,657
Utilities revenue: 0.21%
Coconino County Pollution Control Corp. Nevada Power Co. Series Bøø	3.75	3-1-2039	2,000,000	2,002,191
				14,887,081
Arkansas: 0.25%
Miscellaneous revenue: 0.25%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2033	500,000	507,531
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,012,705
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2036	850,000	859,664
				2,379,900
California: 5.23%
GO revenue: 0.76%
Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,540,160
Patterson Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2033	3,000,000	2,391,445
State of California	4.00	8-1-2038	1,000,000	1,002,301
Sylvan Union School District CAB (AG Insured)¤	0.00	8-1-2032	2,800,000	2,312,747
				7,246,653
Housing revenue: 0.09%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	853,508	874,568
Transportation revenue: 1.04%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	4.57	4-1-2036	9,810,000	9,828,066
Utilities revenue: 3.34%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	4,000,000	4,203,021
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	5,000,000	5,306,950
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,500,000	1,521,174
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
California Community Choice Financing Authority Series C	5.00%	10-1-2031	$830,000	$877,106
California Community Choice Financing Authority Series F	5.00	11-1-2033	2,000,000	2,174,186
California Community Choice Financing Authority Series G	5.00	12-1-2035	2,750,000	3,017,576
Central Valley Energy Authorityøø	5.00	12-1-2055	3,000,000	3,267,883
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2031	1,160,000	1,277,437
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2039	2,095,000	2,235,836
M-S-R Energy Authority Series B	7.00	11-1-2034	2,035,000	2,479,619
M-S-R Energy Authority Series C	7.00	11-1-2034	3,000,000	3,655,457
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	1,500,000	1,693,480
				31,709,725
				49,659,012
Colorado: 1.81%
Airport revenue: 0.35%
City & County of Denver Airport System Revenue Series C	5.25	11-15-2039	1,295,000	1,445,265
City & County of Denver Airport System Revenue Series C	5.25	11-15-2040	670,000	741,955
City & County of Denver Airport System Revenue Series C	5.25	11-15-2041	570,000	625,926
City & County of Denver Airport System Revenue Series C	5.25	11-15-2042	500,000	544,360
				3,357,506
GO revenue: 0.24%
Mesa County Valley School District No. 51 Grand Junction	5.50	12-1-2035	2,175,000	2,273,980
Health revenue: 0.12%
Colorado Health Facilities Authority Craig Hospital Obligated Group Series B	5.00	12-1-2032	1,000,000	1,111,335
Tax revenue: 0.28%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2028	885,000	921,567
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2029	600,000	629,612
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2030	1,000,000	1,065,162
				2,616,341
Utilities revenue: 0.76%
Public Authority for Colorado Energy	6.50	11-15-2038	6,000,000	7,244,355
Water & sewer revenue: 0.06%
Central Weld County Water District (AG Insured)	4.00	12-1-2033	500,000	524,956
				17,128,473
Connecticut: 0.95%
Education revenue: 0.05%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2029	480,000	489,068
Health revenue: 0.64%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2035	1,000,000	1,022,398
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2038	2,000,000	2,003,873
The accompanying notes are an integral part of these financial statements.
4 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Connecticut State HEFA Yale-New Haven Health Obligated Group Series C-2ø	2.25%	7-1-2060	$1,000,000	$1,000,000
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	4.25	10-1-2030	2,045,000	2,065,957
				6,092,228
Housing revenue: 0.15%
Connecticut State HEFA Sacred Heart University, Inc. Series K	4.00	7-1-2045	1,500,000	1,386,567
Tax revenue: 0.11%
State of Connecticut Special Tax Revenue Series A	4.00	9-1-2036	1,000,000	1,001,782
				8,969,645
District of Columbia: 0.48%
Miscellaneous revenue: 0.08%
Washington Convention & Sports Authority Series A	4.00	10-1-2034	750,000	774,669
Tax revenue: 0.26%
Washington Convention & Sports Authority Series B	4.00	10-1-2033	720,000	748,320
Washington Convention & Sports Authority Series B	4.00	10-1-2034	650,000	671,380
Washington Convention & Sports Authority Series B	4.00	10-1-2035	1,000,000	1,026,484
				2,446,184
Transportation revenue: 0.14%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series B	5.00	10-1-2034	1,250,000	1,325,250
				4,546,103
Florida: 6.23%
Airport revenue: 0.74%
County of Miami-Dade Aviation Revenue	5.00	10-1-2041	2,000,000	2,013,090
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2035	1,600,000	1,635,044
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,200,000	1,180,233
Jacksonville Port Authority Series B	5.00	11-1-2035	2,045,000	2,154,737
				6,983,104
Education revenue: 0.22%
Capital Projects Finance Authority Imagine School at North Port, Inc. Series A144A	5.00	6-15-2035	1,100,000	1,109,558
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2044	1,000,000	946,537
				2,056,095
Health revenue: 1.48%
Lee County IDA Health System, Inc. Obligated Group Series 2019A-1	5.00	4-1-2036	4,500,000	4,710,737
Lee County IDA Shell Point Obligated Group	5.00	11-15-2039	4,140,000	4,254,797
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	1,500,000	1,507,941
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2031	500,000	517,026
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00%	8-1-2033	$1,645,000	$1,696,859
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	1,500,000	1,370,689
				14,058,049
Miscellaneous revenue: 1.65%
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2032	2,000,000	2,072,693
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2033	4,500,000	4,656,822
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2034	600,000	619,979
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2042	500,000	544,852
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2035	2,000,000	2,152,269
Monroe County School District Series A COP	5.00	6-1-2034	1,500,000	1,542,600
Monroe County School District Series A COP	5.00	6-1-2035	1,000,000	1,027,158
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.85	5-1-2038	980,000	1,016,458
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.20	5-1-2039	995,000	986,475
Village Community Development District No. 16 Series 2025 Special Assessment	4.00	5-1-2035	1,000,000	1,009,071
				15,628,377
Tax revenue: 0.56%
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2040	2,000,000	2,181,318
Polk County School District	5.00	10-1-2033	2,915,000	3,132,082
				5,313,400
Transportation revenue: 0.36%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2034	375,000	391,394
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2035	400,000	416,108
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2036	600,000	621,723
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2037	525,000	541,882
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	1,500,000	1,492,304
				3,463,411
Utilities revenue: 0.29%
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2035	500,000	553,924
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2037	1,040,000	1,141,236
Putnam County Development Authority Seminole Electric Cooperative, Inc. Series B	5.00	3-15-2042	1,000,000	1,015,791
				2,710,951
Water & sewer revenue: 0.93%
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2031	500,000	540,945
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2032	950,000	1,024,676
The accompanying notes are an integral part of these financial statements.
6 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
North Sumter County Utility Dependent District (BAM Insured)	5.00%	10-1-2035	$1,290,000	$1,377,610
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2036	880,000	936,073
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	432,150
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	223,518
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	886,632
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	993,620
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	824,194
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,633,342
				8,872,760
				59,086,147
Georgia: 3.80%
Education revenue: 0.09%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2039	940,000	869,071
Industrial development revenue: 0.05%
George L Smith II Congress Center Authority Series A	4.00	1-1-2036	500,000	502,194
Tax revenue: 0.43%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,000,000	1,020,354
Metropolitan Atlanta Rapid Transit Authority Series C	4.00	7-1-2035	3,000,000	3,039,240
				4,059,594
Utilities revenue: 3.23%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2033	1,100,000	1,131,304
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2034	1,200,000	1,226,525
Main Street Natural Gas, Inc. Series A	5.00	5-15-2029	2,600,000	2,728,575
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,271,299
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	3,000,000	3,223,136
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,235,000	2,391,438
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,500,000	1,498,437
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	3,000,000	3,174,099
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	5,000,000	5,350,609
Municipal Electric Authority of Georgia General Resolution Projects Subordinated Bonds Series A	4.00	1-1-2036	1,500,000	1,527,116
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2032	525,000	551,344
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2034	930,000	973,002
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00%	1-1-2035	$600,000	$626,649
Municipal Electric Authority of Georgia Series A	5.00	1-1-2035	925,000	974,747
				30,648,280
				36,079,139
Guam: 0.15%
Miscellaneous revenue: 0.15%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,446,238
Hawaii: 0.12%
Airport revenue: 0.12%
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2036	500,000	515,747
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2037	600,000	616,208
				1,131,955
Illinois: 11.40%
Airport revenue: 1.42%
Chicago Midway International Airport Series B	4.00	1-1-2035	2,860,000	2,860,000
Chicago Midway International Airport Series B	5.00	1-1-2046	2,000,000	2,000,000
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2039	1,190,000	1,313,981
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2040	1,700,000	1,852,586
Chicago O’Hare International Airport Series A	4.00	1-1-2038	1,000,000	1,003,932
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,985,000	2,782,283
Chicago O’Hare International Airport Series B	5.00	1-1-2036	1,530,000	1,607,645
				13,420,427
Education revenue: 0.77%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2034	440,000	428,348
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2035	1,025,000	986,914
Illinois Finance Authority Bradley University Series A	4.00	8-1-2035	805,000	775,273
Illinois Finance Authority Bradley University Series C	5.00	8-1-2032	2,500,000	2,533,751
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2026	450,000	457,883
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2031	400,000	429,253
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2039	700,000	731,321
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2029	400,000	412,612
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2030	525,000	546,532
				7,301,887
GO revenue: 3.83%
Chicago Board of Education Dedicated Capital Improvement Tax	5.00	4-1-2041	2,250,000	2,316,116
The accompanying notes are an integral part of these financial statements.
8 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Board of Education Series A	5.00%	12-1-2042	$1,975,000	$1,909,821
Chicago Board of Education Series B	5.00	12-1-2030	3,000,000	3,082,517
Chicago Board of Education Series C	5.25	12-1-2039	5,000,000	4,986,015
Chicago Board of Education Series H	5.00	12-1-2036	1,650,000	1,632,409
City of Chicago Series A	5.00	1-1-2039	1,000,000	1,014,011
City of Chicago Series A	5.25	1-1-2045	3,000,000	2,930,819
City of Chicago Series A	5.50	1-1-2039	4,750,000	4,980,699
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,036,760
County of Cook	5.00	11-15-2034	1,300,000	1,314,769
County of Cook Series A	5.00	11-15-2029	1,000,000	1,018,167
County of Sangamon (BAM Insured)	4.00	12-15-2036	450,000	458,032
County of Sangamon (BAM Insured)	4.00	12-15-2040	300,000	301,491
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2033	600,000	665,580
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2038	1,635,000	1,771,965
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2037	700,000	703,854
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2034	400,000	421,867
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2035	450,000	473,555
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2036	500,000	524,172
South Sangamon Water Commission (AG Insured)	4.00	1-1-2029	525,000	536,443
South Sangamon Water Commission (AG Insured)	4.00	1-1-2030	600,000	617,539
South Sangamon Water Commission (AG Insured)	4.00	1-1-2031	625,000	646,505
South Sangamon Water Commission (AG Insured)	4.00	1-1-2033	500,000	512,972
South Sangamon Water Commission (AG Insured)	4.00	1-1-2036	570,000	577,906
South Sangamon Water Commission (AG Insured)	4.00	1-1-2037	525,000	531,363
State of Illinois Series A	5.00	3-1-2033	1,000,000	1,103,016
Stephenson County School District No. 145 Freeport Series A (AG Insured)	5.00	2-1-2033	285,000	299,341
				36,367,704
Health revenue: 0.34%
Illinois Finance Authority Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group	5.00	8-15-2034	1,000,000	1,023,690
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	623,250
Illinois Finance Authority Moorings of Arlington Heights LLC Obligated Group Series B	3.65	5-1-2031	1,000,000	1,000,756
Illinois Finance Authority University of Illinois	5.00	10-1-2032	520,000	550,071
				3,197,767
Housing revenue: 1.66%
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.10	10-1-2039	2,115,000	2,120,771
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,030,394
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00%	6-15-2029	$10,000,000	$8,955,824
Northern Illinois University (BAM Insured)	4.00	10-1-2033	1,000,000	1,030,383
Northern Illinois University (BAM Insured)	4.00	10-1-2036	1,650,000	1,663,427
Northern Illinois University (BAM Insured)	5.00	10-1-2031	900,000	974,158
				15,774,957
Miscellaneous revenue: 0.20%
Illinois Finance Authority Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington	4.00	12-1-2039	1,855,000	1,868,765
Tax revenue: 2.60%
County of Cook Sales Tax Revenue	5.00	11-15-2033	4,000,000	4,153,304
County of Cook Sales Tax Revenue	5.25	11-15-2035	4,000,000	4,157,372
County of Cook Sales Tax Revenue Series A	5.00	11-15-2036	1,160,000	1,253,790
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,747,025
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2030	4,000,000	4,064,124
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	3,000,000	3,047,819
Sales Tax Securitization Corp. Series A	4.00	1-1-2039	1,250,000	1,246,605
Sales Tax Securitization Corp. Series C	5.25	1-1-2035	4,700,000	4,955,681
				24,625,720
Transportation revenue: 0.15%
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	1,355,000	1,463,447
Water & sewer revenue: 0.43%
City of Chicago Waterworks Revenue (AG Insured)	5.25	11-1-2033	2,000,000	2,072,486
City of Chicago Waterworks Revenue Series B (AG Insured)	4.00	11-1-2040	2,000,000	2,021,408
				4,093,894
				108,114,568
Indiana: 1.02%
Health revenue: 0.38%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	4.00	12-1-2040	3,655,000	3,654,897
Housing revenue: 0.23%
IPS Multi-School Building Corp. Indianapolis Board of School Commissioners	5.00	7-15-2042	1,150,000	1,240,306
North West Hendricks Multi-Building Corp. North West Hendricks School Corp.	4.00	7-15-2031	900,000	928,609
				2,168,915
Industrial development revenue: 0.30%
Indiana Finance Authority Ohio Valley Electric Corp. Series B	2.50	11-1-2030	2,925,000	2,803,826
Utilities revenue: 0.11%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	1,000,000	1,027,311
				9,654,949
The accompanying notes are an integral part of these financial statements.
10 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 1.56%
GO revenue: 0.83%
College Community School District Series A	4.00%	6-1-2042	$7,885,000	$7,876,533
Housing revenue: 0.24%
City of Altoona Series C	5.00	6-1-2027	2,310,000	2,330,399
Tax revenue: 0.17%
Pleasant Valley Community School District Infrastructure Sales Service & Use Tax (AG Insured)	4.00	7-1-2043	1,645,000	1,610,309
Utilities revenue: 0.32%
PEFA, Inc. Gas Projectøø	5.00	9-1-2049	3,000,000	3,026,901
				14,844,142
Kansas: 0.26%
Health revenue: 0.11%
City of Manhattan Meadowlark Hills Retirement Community Obligated Group Series B2	3.75	6-1-2031	1,000,000	1,001,121
Tax revenue: 0.15%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,600,000	1,471,175
				2,472,296
Kentucky: 0.69%
Education revenue: 0.17%
Kentucky Bond Development Corp. Centre College	4.00	6-1-2030	170,000	176,266
Kentucky Bond Development Corp. Centre College	4.00	6-1-2031	260,000	270,961
Kentucky Bond Development Corp. Centre College	4.00	6-1-2032	230,000	238,986
Kentucky Bond Development Corp. Centre College	4.00	6-1-2033	180,000	185,501
Kentucky Bond Development Corp. Centre College	4.00	6-1-2035	460,000	467,063
Kentucky Bond Development Corp. Centre College	4.00	6-1-2036	235,000	237,320
				1,576,097
Health revenue: 0.07%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2038	600,000	658,639
Miscellaneous revenue: 0.13%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2033	1,235,000	1,256,837
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,209,895
Utilities revenue: 0.19%
Kentucky Public Energy Authority Series C	5.00	5-1-2036	1,750,000	1,858,578
				6,560,046
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 11

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 2.24%
Airport revenue: 0.30%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00%	1-1-2035	$2,000,000	$2,075,568
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2033	750,000	763,534
				2,839,102
Education revenue: 0.61%
Louisiana PFA Loyola University New Orleans CCAB	5.00	10-1-2027	3,150,000	3,228,616
Louisiana PFA Loyola University New Orleans CCAB	5.00	10-1-2028	2,500,000	2,593,692
				5,822,308
Miscellaneous revenue: 0.09%
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2024	1,000,000	405,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2025	600,000	243,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2026	500,000	202,500
				850,500
Tax revenue: 0.22%
Jefferson Sales Tax District Series B (AG Insured)	5.00	12-1-2031	1,000,000	1,042,358
Jefferson Sales Tax District Series B (AG Insured)	5.00	12-1-2032	1,000,000	1,039,374
				2,081,732
Water & sewer revenue: 1.02%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2032	1,000,000	1,084,602
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2033	695,000	750,948
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2034	600,000	647,125
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2035	400,000	412,963
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2036	325,000	334,425
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2037	335,000	342,824
City of Shreveport Water & Sewer Revenue (AG Insured)	5.00	12-1-2034	2,500,000	2,789,093
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2030	500,000	520,074
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2031	600,000	622,916
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2032	1,655,000	1,712,610
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2039	425,000	430,162
				9,647,742
				21,241,384
Maine: 0.88%
Education revenue: 0.56%
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2029	1,015,000	1,043,271
The accompanying notes are an integral part of these financial statements.
12 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00%	7-1-2030	$1,200,000	$1,233,449
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2032	1,415,000	1,452,541
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2033	1,485,000	1,522,752
				5,252,013
Health revenue: 0.32%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2036	800,000	817,658
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2037	1,150,000	1,163,605
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2035	1,000,000	1,071,412
				3,052,675
				8,304,688
Maryland: 0.99%
Education revenue: 0.43%
City of Westminster McDaniel College, Inc.	5.00	11-1-2026	2,450,000	2,480,762
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	215,000	215,132
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2035	470,000	469,971
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2037	450,000	442,397
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2039	500,000	482,405
				4,090,667
GO revenue: 0.32%
County of Baltimore	4.00	3-1-2042	3,000,000	3,003,554
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority UPMC Obligated Group Series B	4.00	4-15-2040	950,000	927,611
Tax revenue: 0.14%
County of Howard Downtown Columbia Development District Series A144A	4.00	2-15-2028	360,000	360,121
County of Howard Downtown Columbia Development District Series A144A	4.13	2-15-2034	1,000,000	992,582
				1,352,703
				9,374,535
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 13

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.25%
Health revenue: 0.25%
Massachusetts Development Finance Agency GingerCare Living, Inc. Obligated Group Series 2024B-1144A	4.75%	12-1-2029	$1,000,000	$1,000,285
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2033	525,000	573,139
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2034	500,000	541,999
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	2.81	7-1-2040	300,000	300,000
				2,415,423
Michigan: 1.67%
Airport revenue: 0.15%
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2032	800,000	828,598
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2034	600,000	621,581
				1,450,179
Education revenue: 0.09%
Flint International Academy	5.50	10-1-2027	855,000	855,335
GO revenue: 0.38%
County of Kent	5.00	6-1-2030	1,040,000	1,049,977
Pinckney Community Schools (QSBLF Insured)	5.00	5-1-2026	2,505,000	2,507,865
				3,557,842
Health revenue: 0.69%
Grand Rapids Economic Development Corp. Michigan Christian Home Obligated Group Series B3	4.13	11-1-2030	3,500,000	3,502,597
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2013-2	4.00	12-1-2035	3,000,000	3,049,018
				6,551,615
Water & sewer revenue: 0.36%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2030	3,350,000	3,388,999
				15,803,970
Minnesota: 0.04%
Health revenue: 0.04%
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	2.35	11-15-2038	340,000	340,000
Mississippi: 0.33%
Health revenue: 0.33%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2037	1,000,000	1,048,421
The accompanying notes are an integral part of these financial statements.
14 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00%	10-1-2038	$1,000,000	$1,046,275
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2039	1,000,000	1,035,109
				3,129,805
Missouri: 0.47%
Education revenue: 0.25%
HEFA of the State of Missouri Webster University	5.00	4-1-2027	2,450,000	2,399,822
Health revenue: 0.22%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	2,000,000	2,099,172
				4,498,994
Nebraska: 0.46%
Health revenue: 0.13%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,211,360
Utilities revenue: 0.33%
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	3,000,000	3,196,831
				4,408,191
Nevada: 0.68%
GO revenue: 0.68%
Clark County School District Series A	4.00	6-15-2034	6,410,000	6,484,419
New Hampshire: 0.62%
Health revenue: 0.37%
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	4.00	8-1-2043	3,730,000	3,526,866
Housing revenue: 0.25%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	2,264,802	2,307,193
				5,834,059
New Jersey: 1.94%
Airport revenue: 0.22%
South Jersey Port Corp. Series S-1	5.00	1-1-2028	2,130,000	2,132,907
Housing revenue: 1.12%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	3,170,000	3,354,987
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	445,000	437,744
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	5.00	7-1-2033	3,850,000	3,915,958
New Jersey TTFA Series A¤	0.00	12-15-2030	2,000,000	1,724,594
North Hudson Sewerage Authority (AG Insured)	5.00	6-1-2038	1,000,000	1,164,430
				10,597,713
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 15

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.60%
New Jersey TTFA Series AA	5.00%	6-15-2036	$2,000,000	$2,169,974
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	3,492,614
				5,662,588
				18,393,208
New Mexico: 0.38%
GO revenue: 0.13%
Albuquerque Municipal School District No. 12	5.00	8-1-2034	1,150,000	1,211,870
Industrial development revenue: 0.25%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	2,540,000	2,407,728
				3,619,598
New York: 7.21%
Airport revenue: 0.76%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	1,000,000	1,081,611
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2038	3,000,000	3,200,316
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	3,000,000	2,929,888
				7,211,815
Education revenue: 2.20%
Babylon L D Corp. II Series A	6.40	2-1-2043	2,000,000	2,051,846
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	4.25	6-15-2035	850,000	844,728
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	5.00	9-1-2038	1,480,000	1,578,319
Dutchess County Local Development Corp. Culinary Institute of America Series A-1	5.00	7-1-2027	335,000	338,241
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	5,500,000	4,783,286
Hempstead Town Local Development Corp. Academy Charter School Series A	5.53	2-1-2040	2,725,000	2,688,071
Hempstead Town Local Development Corp. Academy Charter School Series A	5.89	2-1-2032	2,745,000	2,777,153
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,750,000	1,730,457
Hempstead Town Local Development Corp. Academy Charter School Series B	5.57	2-1-2041	4,140,000	4,059,685
				20,851,786
GO revenue: 0.27%
City of New York Series D-1	5.25	5-1-2040	1,500,000	1,634,383
City of Yonkers Series F (BAM Insured)	5.00	11-15-2036	450,000	504,706
City of Yonkers Series F (BAM Insured)	5.00	11-15-2037	425,000	473,228
				2,612,317
The accompanying notes are an integral part of these financial statements.
16 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.48%
Monroe County Industrial Development Corp. Rochester Regional Health Obligated Group Series A	5.00%	12-1-2031	$4,225,000	$4,550,342
Industrial development revenue: 0.10%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	934,223
Miscellaneous revenue: 0.11%
Suffolk Regional Off-Track Betting Corp.	5.00	12-1-2034	1,000,000	1,032,200
Tax revenue: 2.47%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2037	3,000,000	3,045,298
Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.25	11-15-2034	2,000,000	2,038,477
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,485,000	5,439,687
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2044	2,000,000	1,909,640
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	3,000,000	2,966,485
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2031	3,000,000	3,041,170
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,036,084
				23,476,841
Transportation revenue: 0.60%
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,209,875
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	3,473,166
				5,683,041
Utilities revenue: 0.22%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	2,000,000	2,070,300
				68,422,865
North Carolina: 0.11%
Water & sewer revenue: 0.11%
City of Mebane Combined Utilities Revenue	4.00	8-1-2043	1,025,000	1,014,092
Ohio: 2.08%
Education revenue: 0.64%
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2032	315,000	348,218
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2033	890,000	977,887
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2036	1,025,000	1,108,197
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2038	1,070,000	1,146,780
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2040	1,260,000	1,323,045
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2029	1,080,000	1,146,712
				6,050,839
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 17

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.53%
County of Hamilton UC Health Obligated Group	5.00%	9-15-2035	$1,100,000	$1,151,553
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A	5.00	1-15-2036	3,500,000	3,930,685
				5,082,238
Housing revenue: 0.23%
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2026	600,000	600,973
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2028	1,250,000	1,251,984
RiverSouth Authority Series A	5.75	12-1-2027	295,000	295,090
				2,148,047
Miscellaneous revenue: 0.10%
Warrensville Heights City School District Series B COP (BAM Insured)	4.00	12-1-2037	1,000,000	1,004,646
Tobacco revenue: 0.22%
Buckeye Tobacco Settlement Financing Authority Class 1 Series A-2	4.00	6-1-2038	2,100,000	2,056,425
Utilities revenue: 0.36%
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2034	710,000	731,392
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2035	1,000,000	1,025,601
Cleveland Department of Public Utilities Division of Public Power (AG Insured)	5.00	11-15-2033	625,000	650,676
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,000,000	996,946
				3,404,615
				19,746,810
Oklahoma: 2.81%
Education revenue: 0.08%
Oklahoma State University Series A	4.00	9-1-2036	750,000	770,474
Housing revenue: 2.47%
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2028	2,180,000	2,211,442
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2026	1,000,000	1,021,035
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2028	1,285,000	1,312,687
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2027	700,000	725,233
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2028	400,000	414,119
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2029	250,000	258,442
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2031	675,000	696,842
Comanche County Educational Facilities Authority Independent School District No. 16 Elgin Series A	5.00	12-1-2032	1,600,000	1,677,649
The accompanying notes are an integral part of these financial statements.
18 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00%	9-1-2027	$1,240,000	$1,257,395
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2026	1,000,000	1,001,401
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2027	1,245,000	1,247,201
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2028	1,160,000	1,161,802
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	3,000,000	3,033,819
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	3,000,000	3,036,043
Oklahoma Development Finance Authority Series B	5.00	6-1-2032	550,000	590,951
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2032	450,000	469,553
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2033	800,000	831,612
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2034	625,000	647,266
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2035	810,000	835,565
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2036	1,000,000	1,023,754
				23,453,811
Tax revenue: 0.26%
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2027	1,140,000	1,141,748
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2028	1,265,000	1,266,975
				2,408,723
				26,633,008
Oregon: 0.46%
Airport revenue: 0.14%
Port of Portland Airport Revenue Series 26-A	4.00	7-1-2037	565,000	574,638
Port of Portland Airport Revenue Series 26-B	5.00	7-1-2037	705,000	758,193
				1,332,831
Health revenue: 0.32%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2037	1,400,000	1,488,128
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	1,500,000	1,515,008
				3,003,136
				4,335,967
Pennsylvania: 10.95%
Airport revenue: 0.05%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2031	450,000	464,428
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 19

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.73%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00%	7-1-2040	$1,490,000	$1,507,892
Chester County IDA Collegium Charter School Series A	5.00	10-15-2027	645,000	648,862
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2026	885,000	886,146
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2028	660,000	660,800
Pennsylvania Higher Educational Facilities Authority Pennsylvania’s State System of Higher Education Series AT-1	4.00	6-15-2035	2,000,000	2,000,011
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2039	1,000,000	1,014,529
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.00	5-1-2026	170,000	170,328
				6,888,568
GO revenue: 3.03%
Central Dauphin School District	5.00	2-1-2030	1,110,000	1,124,033
City of Philadelphia Series A	4.00	5-1-2037	1,115,000	1,146,104
City of Reading Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,016,611
McKeesport Area School District Series A (AG Insured)	4.00	10-1-2035	5,505,000	5,603,279
Norristown Area School District (BAM Insured)	5.00	9-1-2035	2,035,000	2,055,627
Reading School District (AG Insured)	5.00	3-1-2037	2,000,000	2,034,100
Reading School District (AG Insured)	5.00	3-1-2038	1,735,000	1,764,178
School District of Philadelphia Series A	5.00	9-1-2032	2,300,000	2,468,514
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2039	2,000,000	2,046,216
School District of Philadelphia Series F	5.00	9-1-2029	5,000,000	5,074,801
School District of Philadelphia Series F	5.00	9-1-2031	1,240,000	1,258,386
School District of Philadelphia Series F	5.00	9-1-2032	2,595,000	2,632,273
Scranton School District Series A (BAM Insured)	5.00	6-1-2037	500,000	520,044
				28,744,166
Health revenue: 3.16%
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2037	2,000,000	2,006,068
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2038	2,800,000	2,924,883
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2026	560,000	560,000
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2027	480,000	480,458
Cumberland County Municipal Authority Pennsylvania State Health Obligated Group	4.00	11-1-2044	1,190,000	1,111,589
Doylestown Hospital Authority Health System Obligated Group Series A	5.00	7-1-2041	2,500,000	2,512,291
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2039	5,000,000	4,963,349
Geisinger Authority Kaiser Obligated Group Series A-2	4.00	2-15-2039	1,000,000	992,115
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AG Insured)	5.00	7-1-2036	2,505,000	2,749,184
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2037	1,000,000	1,002,237
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2037	2,540,000	2,547,699
The accompanying notes are an integral part of these financial statements.
20 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00%	4-15-2031	$1,000,000	$1,082,994
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2034	1,650,000	1,761,571
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2035	1,450,000	1,545,467
Pennsylvania EDFA UPMC Obligated Group Series B	4.00	3-15-2040	1,250,000	1,223,479
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.42	1-1-2038	800,000	800,000
Union County Hospital Authority WellSpan Evangelical Community Hospital Obligated Group Series B	5.00	8-1-2043	1,750,000	1,760,981
				30,024,365
Housing revenue: 1.40%
Pennsylvania Housing Finance Agency Series 142-A	4.15	10-1-2034	1,500,000	1,555,489
Philadelphia Municipal Authority	5.00	4-1-2031	3,630,000	3,717,540
Philadelphia Municipal Authority	5.00	4-1-2034	1,800,000	1,838,061
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	1,985,000	2,069,358
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	646,061
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	360,649
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,750,000	1,773,901
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	801,328
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	500,813
				13,263,200
Miscellaneous revenue: 0.75%
Commonwealth of Pennsylvania Series A COP	5.00	7-1-2029	480,000	502,032
State Public School Building Authority Harrisburg School District Series A (AG Insured)	5.00	12-1-2028	3,020,000	3,075,193
State Public School Building Authority Harrisburg School District Series A (AG Insured)	5.00	12-1-2033	3,505,000	3,555,401
				7,132,626
Tax revenue: 0.25%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2033	700,000	757,889
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2034	750,000	808,464
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2035	750,000	804,319
				2,370,672
Tobacco revenue: 1.14%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	11,000,000	10,832,680
Transportation revenue: 0.44%
Pennsylvania Turnpike Commission Series E CCAB (AG Insured)	6.00	12-1-2030	3,910,000	4,137,998
				103,858,703
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 21

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 2.12%
Education revenue: 0.21%
South Carolina Jobs-EDA American Leadership Academy - Lexington Series A	5.50%	6-15-2033	$2,000,000	$1,979,178
Health revenue: 0.25%
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.00	4-1-2041	1,095,000	1,132,233
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	1,135,000	1,223,106
				2,355,339
Utilities revenue: 1.66%
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2045	4,500,000	4,753,332
South Carolina Public Service Authority Series E (AG Insured)	5.25	12-1-2036	6,385,000	7,203,570
South Carolina Public Service Authority Series E (AG Insured)	5.25	12-1-2037	3,445,000	3,860,690
				15,817,592
				20,152,109
Tennessee: 1.80%
Airport revenue: 0.28%
Metropolitan Nashville Airport Authority Series A	5.25	7-1-2047	2,500,000	2,628,643
Health revenue: 0.41%
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A (AG Insured)	5.00	6-1-2035	3,500,000	3,935,371
Housing revenue: 0.11%
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00	10-1-2028	1,000,000	1,000,437
Utilities revenue: 1.00%
Tennergy Corp. Series Aøø	5.50	10-1-2053	3,000,000	3,217,860
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,598,340
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,500,000	2,670,730
				9,486,930
				17,051,381
Texas: 7.06%
Airport revenue: 1.68%
City of Houston Airport System Revenue Series D	5.00	7-1-2035	2,000,000	2,093,674
Dallas Fort Worth International Airport	4.00	11-1-2045	3,245,000	3,068,419
Dallas Fort Worth International Airport Series A	4.00	11-1-2034	2,500,000	2,595,196
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	8,630,000	8,160,387
				15,917,676
The accompanying notes are an integral part of these financial statements.
22 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.19%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25%	6-15-2039	$1,075,000	$1,035,603
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.50	6-15-2044	830,000	761,274
				1,796,877
GO revenue: 1.73%
Bexar County Hospital District	5.00	2-15-2037	1,250,000	1,294,552
City of Eagle Pass (AG Insured)	4.00	3-1-2037	695,000	704,621
City of Irving	4.00	9-15-2044	2,010,000	1,938,269
City of San Antonio	5.00	8-1-2036	3,990,000	4,175,455
County of El Paso Series A	5.00	2-15-2031	2,000,000	2,004,832
County of El Paso Series A	5.00	2-15-2032	2,120,000	2,124,994
Fort Bend County Municipal Utility District No. 182 (BAM Insured)	5.25	9-1-2030	1,185,000	1,277,410
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2030	710,000	710,436
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2040	2,000,000	2,171,107
				16,401,676
Health revenue: 0.60%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A	5.00	6-1-2041	3,000,000	3,094,439
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	4.00	11-15-2042	2,520,000	2,422,397
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	2.45	10-1-2041	200,000	200,000
				5,716,836
Housing revenue: 0.58%
Austin Community College District Public Facility Corp. Series C	5.00	8-1-2030	500,000	517,954
FW Chaparral PFC Chaparral Ranch Project	4.00	10-1-2035	5,000,000	4,998,624
				5,516,578
Miscellaneous revenue: 0.11%
Nueces River Authority City of Corpus Christi Utility System Revenue	5.00	7-15-2026	1,000,000	1,001,602
Resource recovery revenue: 0.60%
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Dø	2.52	11-1-2040	5,675,000	5,675,000
Tax revenue: 0.16%
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2031	1,540,000	1,569,332
Transportation revenue: 1.28%
Grand Parkway Transportation Corp. Series A	5.00	10-1-2034	1,500,000	1,573,524
North Texas Tollway Authority Series A	5.00	1-1-2039	3,750,000	4,221,933
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 23

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00%	12-31-2035	$3,000,000	$3,178,888
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2036	3,015,000	3,181,121
				12,155,466
Water & sewer revenue: 0.13%
North Harris County Regional Water Authority (BAM Insured)	5.00	12-15-2029	1,215,000	1,217,206
				66,968,249
Utah: 0.70%
Education revenue: 0.04%
Utah Charter School Finance Authority Freedom Academy Foundation144A	4.50	6-15-2027	360,000	358,190
Health revenue: 0.29%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,000,000	957,076
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,831,246
				2,788,322
Housing revenue: 0.37%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.05	1-1-2039	1,270,000	1,276,459
West Valley City Municipal Building Authority (AG Insured)	5.00	2-1-2032	1,555,000	1,587,306
West Valley City Municipal Building Authority (AG Insured)	5.00	2-1-2033	645,000	656,744
				3,520,509
				6,667,021
Virginia: 0.22%
Housing revenue: 0.16%
Virginia College Building Authority Series C	4.00	2-1-2036	1,500,000	1,507,978
Tax revenue: 0.06%
Marquis CDA of York County Virginia CCAB144A	7.50	9-1-2045	386,000	135,100
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,274,000	445,900
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,772,000	4,430
				585,430
				2,093,408
Washington: 4.26%
GO revenue: 2.04%
King County Public Hospital District No. 1	5.00	12-1-2026	775,000	789,903
King County Public Hospital District No. 1	5.00	12-1-2029	1,600,000	1,628,863
King County Public Hospital District No. 1	5.00	12-1-2031	6,665,000	6,776,162
King County Public Hospital District No. 1	5.00	12-1-2032	2,905,000	2,952,135
King County Public Hospital District No. 1	5.00	12-1-2033	7,045,000	7,152,929
				19,299,992
The accompanying notes are an integral part of these financial statements.
24 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.41%
King County Public Hospital District No. 4 Series A	5.50%	12-1-2035	$1,000,000	$1,004,704
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00	9-1-2042	1,550,000	1,660,319
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,225,000	1,226,046
				3,891,069
Housing revenue: 1.51%
King County Housing Authority	4.00	6-1-2026	560,000	562,251
King County Housing Authority	4.00	12-1-2026	430,000	433,946
King County Housing Authority	4.00	6-1-2027	590,000	596,223
King County Housing Authority	4.00	12-1-2027	400,000	406,163
King County Housing Authority	4.00	6-1-2028	360,000	366,712
King County Housing Authority	4.00	12-1-2028	375,000	383,477
King County Housing Authority	4.00	12-1-2029	960,000	984,193
King County Housing Authority	4.00	12-1-2030	575,000	596,245
King County Housing Authority	4.00	12-1-2031	450,000	460,132
Snohomish County Housing Authority	5.00	4-1-2032	1,955,000	2,069,036
Snohomish County Housing Authority	5.00	4-1-2033	1,550,000	1,635,712
Snohomish County Housing Authority	5.00	4-1-2034	655,000	693,942
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,127,059
				14,315,091
Miscellaneous revenue: 0.18%
State of Washington Series B COP	5.00	7-1-2037	1,585,000	1,680,150
Resource recovery revenue: 0.12%
City of Seattle Solid Waste Revenue	4.00	6-1-2033	1,175,000	1,178,663
				40,364,965
West Virginia: 0.90%
Health revenue: 0.15%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2031	375,000	384,162
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2032	980,000	1,002,495
				1,386,657
Miscellaneous revenue: 0.75%
County of Ohio Special District Excise Tax Revenue Fort Henry Economic Opportunity Development District Excise Tax Revenue Series A (AG Insured)	5.00	6-1-2034	1,000,000	1,112,834
County of Ohio Special District Excise Tax Revenue Fort Henry Economic Opportunity Development District Excise Tax Revenue Series A (AG Insured)	5.00	6-1-2036	1,050,000	1,162,853
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 25

Portfolio of investments—December 31, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
West Virginia EDA Lottery Excess Lottery Revenue Series A		5.00%	7-1-2038	$2,980,000	$3,097,878
West Virginia Lottery Excess Lottery Revenue Series A		5.00	7-1-2029	1,755,000	1,758,144
					7,131,709
					8,518,366
Wisconsin: 4.48%
Education revenue: 0.07%
PFA Mater Academy of Nevada Series A144A		5.00	12-15-2039	700,000	707,158
GO revenue: 0.67%
City of Milwaukee Series B4 (AG Insured)		5.00	4-1-2038	1,495,000	1,633,136
City of Milwaukee Series N3 (AG Insured)		5.00	4-1-2033	4,190,000	4,741,452
					6,374,588
Health revenue: 2.32%
Wisconsin HEFA Ascension Health Credit Group Series A		4.00	11-15-2039	14,975,000	14,652,886
Wisconsin HEFA Ascension Health Credit Group Series A		4.50	11-15-2039	1,225,000	1,226,290
Wisconsin HEFA Ascension Health Credit Group Series A		5.00	11-15-2035	5,000,000	5,026,456
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A		5.00	12-1-2039	1,000,000	1,093,952
					21,999,584
Housing revenue: 1.20%
Milwaukee RDA Board of School Directors		5.00	11-15-2029	420,000	426,577
Milwaukee RDA Board of School Directors		5.00	11-15-2030	635,000	644,944
PFA City of Boynton Beach		4.00	7-1-2030	2,090,000	2,168,894
PFA City of Boynton Beach		5.00	7-1-2035	3,590,000	3,746,350
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2034	1,000,000	1,115,076
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2035	1,000,000	1,109,549
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2036	1,000,000	1,103,317
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,096,235
					11,410,942
Miscellaneous revenue: 0.22%
Wisconsin Center District Series C CAB (AG Insured)¤		0.00	12-15-2034	1,250,000	918,515
Wisconsin Center District Series C CAB (AG Insured)¤		0.00	12-15-2035	1,600,000	1,124,501
					2,043,016
					42,535,288
Total municipal obligations (Cost $947,316,903)					940,717,616
Total investments in securities (Cost $947,316,903)	99.17%				940,717,616
Other assets and liabilities, net	0.83				7,907,933
Total net assets	100.00%				$948,625,549

The accompanying notes are an integral part of these financial statements.
26 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 27

Statement of assets and liabilities—December 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $947,316,903)	$940,717,616
Cash	297,412
Receivable for interest	10,330,695
Receivable for Fund shares sold	364,767
Prepaid expenses and other assets	53,720
Total assets	951,764,210
Liabilities
Payable for Fund shares redeemed	2,227,285
Dividends payable	524,572
Management fee payable	196,540
Administration fees payable	70,290
Shareholder servicing fees payable	35,709
Distribution fee payable	3,242
Trustees’ fees and expenses payable	1,102
Accrued expenses and other liabilities	79,921
Total liabilities	3,138,661
Total net assets	$948,625,549
Net assets consist of
Paid-in capital	$968,610,152
Total distributable loss	(19,984,603)
Total net assets	$948,625,549
Computation of net asset value and offering price per share
Net assets–Class A	$158,302,945
Shares outstanding–Class A1	14,435,274
Net asset value per share–Class A	$10.97
Maximum offering price per share – Class A2	$11.31
Net assets–Class C	$4,999,883
Shares outstanding–Class C1	455,931
Net asset value per share–Class C	$10.97
Net assets–Class R6	$138,687,389
Shares outstanding–Class R6[1]	12,632,079
Net asset value per share–Class R6	$10.98
Net assets–Institutional Class	$646,635,332
Shares outstanding–Institutional Class[1]	58,877,691
Net asset value per share–Institutional Class	$10.98
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Intermediate Tax/AMT-Free Fund

Statement of operations—six months ended December 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$16,898,825
Expenses
Management fee	1,836,053
Administration fees
Class A	118,440
Class C	3,789
Class R6	22,128
Administrator Class	2,673 [1]
Institutional Class	251,812
Shareholder servicing fees
Class A	197,087
Class C	6,311
Administrator Class	6,596 [1]
Distribution fee
Class C	18,932
Custody and accounting fees	16,173
Professional fees	42,470
Registration fees	57,210
Shareholder report expenses	26,435
Trustees’ fees and expenses	7,351
Other fees and expenses	13,890
Total expenses	2,627,350
Less: Fee waivers and/or expense reimbursements
Fund-level	(723,542)
Class A	(2,361)
Institutional Class	(124)
Net expenses	1,901,323
Net investment income	14,997,502
Realized and unrealized gains (losses) on investments
Net realized gains on investments	690,924
Net change in unrealized gains (losses) on investments	18,354,746
Net realized and unrealized gains (losses) on investments	19,045,670
Net increase in net assets resulting from operations	$34,043,172
1 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 29

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
Operations
Net investment income		$14,997,502		$29,403,787
Net realized gains on investments		690,924		864,408
Net change in unrealized gains (losses) on investments		18,354,746		(9,287,875)
Net increase in net assets resulting from operations		34,043,172		20,980,320
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,292,219)		(4,845,269)
Class C		(54,219)		(124,587)
Class R6		(2,408,216)		(5,699,754)
Administrator Class		(78,434)[1]		(430,591)
Institutional Class		(10,139,617)		(18,255,321)
Total distributions to shareholders		(14,972,705)		(29,355,522)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,454,977	15,875,772	921,313	10,027,354
Class C	78,747	856,758	65,214	710,686
Class R6	696,681	7,572,996	2,252,958	24,490,783
Administrator Class	5,879 [1]	63,126 [1]	31,942	347,031
Institutional Class	10,285,863	111,676,517	21,294,736	230,869,256
		136,045,169		266,445,110
Reinvestment of distributions
Class A	200,386	2,179,865	427,868	4,649,086
Class C	4,957	53,927	11,170	121,431
Class R6	50,627	551,287	93,442	1,016,004
Administrator Class	5,343 [1]	57,382 [1]	35,871	390,071
Institutional Class	863,182	9,406,014	1,571,255	17,090,821
		12,248,475		23,267,413
Payment for shares redeemed
Class A	(1,685,278)	(18,371,821)	(3,646,685)	(39,657,134)
Class C	(98,964)	(1,076,124)	(214,420)	(2,334,415)
Class R6	(2,217,891)	(24,073,126)	(11,469,397)	(125,033,777)
Administrator Class	(54,160)[1]	(582,124)[1]	(409,749)	(4,462,974)
Institutional Class	(7,688,459)	(83,633,337)	(19,597,946)	(212,372,229)
		(127,736,532)		(383,860,529)
1 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
30 | Allspring Intermediate Tax/AMT-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(1,170,895)[2]	$(12,788,751)[2]	0	$0
Institutional Class	1,169,921 [2]	12,788,751 [2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		20,557,112		(94,148,006)
Total increase (decrease) in net assets		39,627,579		(102,523,208)
Net assets
Beginning of period		908,997,970		1,011,521,178
End of period		$948,625,549		$908,997,970
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 31

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.74	$10.85	$10.82	$10.84	$11.92	$11.72
Net investment income	0.16 [1]	0.31 [1]	0.31 [1]	0.29	0.26	0.26
Net realized and unrealized gains (losses) on investments	0.23	(0.11)	0.03	(0.02)	(1.08)	0.20
Total from investment operations	0.39	0.20	0.34	0.27	(0.82)	0.46
Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.31)	(0.29)	(0.26)	(0.26)
Net asset value, end of period	$10.97	$10.74	$10.85	$10.82	$10.84	$11.92
Total return[2]	3.64%	1.87%	3.19%	2.50%	(7.00)%	3.92%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.82%	0.82%	0.81%	0.80%
Net expenses	0.67%	0.66%	0.67%	0.69%	0.70%	0.70%
Net investment income	2.91%	2.88%	2.85%	2.66%	2.22%	2.16%
Supplemental data
Portfolio turnover rate	8%	10%	10%	17%	7%	12%
Net assets, end of period (000s omitted)	$158,303	$155,426	$181,851	$204,701	$200,566	$246,130

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
32 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.75	$10.85	$10.82	$10.84	$11.92	$11.72
Net investment income	0.12 [1]	0.23 [1]	0.22 [1]	0.21	0.17	0.17
Net realized and unrealized gains (losses) on investments	0.22	(0.10)	0.04	(0.02)	(1.08)	0.20
Total from investment operations	0.34	0.13	0.26	0.19	(0.91)	0.37
Distributions to shareholders from
Net investment income	(0.12)	(0.23)	(0.23)	(0.21)	(0.17)	(0.17)
Net asset value, end of period	$10.97	$10.75	$10.85	$10.82	$10.84	$11.92
Total return[2]	3.16%	1.19%	2.42%	1.73%	(7.70)%	3.14%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.57%	1.57%	1.55%	1.55%
Net expenses	1.42%	1.42%	1.42%	1.44%	1.45%	1.45%
Net investment income	2.15%	2.11%	2.09%	1.89%	1.46%	1.40%
Supplemental data
Portfolio turnover rate	8%	10%	10%	17%	7%	12%
Net assets, end of period (000s omitted)	$5,000	$5,063	$6,609	$7,268	$8,268	$11,990

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 33

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.76	$10.86	$10.83	$10.85	$11.93	$11.74
Net investment income	0.18 [1]	0.35 [1]	0.35 [1]	0.33	0.29	0.29
Net realized and unrealized gains (losses) on investments	0.22	(0.10)	0.03	(0.03)	(1.08)	0.19
Total from investment operations	0.40	0.25	0.38	0.30	(0.79)	0.48
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.35)	(0.32)	(0.29)	(0.29)
Net asset value, end of period	$10.98	$10.76	$10.86	$10.83	$10.85	$11.93
Total return[2]	3.74%	2.33%	3.57%	2.82%	(6.71)%	4.14%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.45%	0.45%	0.44%	0.43%	0.42%
Net expenses	0.30%	0.30%	0.30%	0.38%	0.40%	0.40%
Net investment income	3.27%	3.23%	3.22%	2.93%	2.50%	2.44%
Supplemental data
Portfolio turnover rate	8%	10%	10%	17%	7%	12%
Net assets, end of period (000s omitted)	$138,687	$151,707	$252,256	$269,729	$476,328	$728,547

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.76	$10.87	$10.84	$10.85	$11.94	$11.74
Net investment income	0.18 [1]	0.35 [1]	0.34 [1]	0.32	0.29	0.29
Net realized and unrealized gains (losses) on investments	0.22	(0.11)	0.03	(0.01)	(1.09)	0.20
Total from investment operations	0.40	0.24	0.37	0.31	(0.80)	0.49
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.34)	(0.32)	(0.29)	(0.29)
Net asset value, end of period	$10.98	$10.76	$10.87	$10.84	$10.85	$11.94
Total return[2]	3.71%	2.19%	3.52%	2.87%	(6.84)%	4.17%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.50%	0.49%	0.48%	0.47%
Net expenses	0.35%	0.35%	0.35%	0.43%	0.45%	0.45%
Net investment income	3.23%	3.19%	3.17%	2.90%	2.47%	2.40%
Supplemental data
Portfolio turnover rate	8%	10%	10%	17%	7%	12%
Net assets, end of period (000s omitted)	$646,635	$583,751	$553,916	$569,446	$761,944	$925,392

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 35

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Intermediate Tax/AMT-Free Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
36 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $947,826,035 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$10,358,408
Gross unrealized losses	(17,466,827)
Net unrealized losses	$(7,108,419)
As of June 30, 2025, the Fund had capital loss carryforwards which consisted of $8,473,531 in short-term capital losses and $5,117,464 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$940,717,616	$0	$940,717,616
Total assets	$0	$940,717,616	$0	$940,717,616
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Intermediate Tax/AMT-Free Fund | 37

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2025, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.67%
Class C	1.42
Class R6	0.30
Institutional Class	0.35
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2025, Allspring Funds Distributor received $2,106 from the sale of Class A shares and $750 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended December 31, 2025.
38 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $39,950,000, $54,065,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2025 were $112,016,791 and $74,844,835, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 39

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

40 | Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Intermediate Tax/AMT-Free Fund | 41

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3322 12-25

Allspring Municipal Bond Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring Municipal Bond Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.98%
Alabama: 5.40%
Airport revenue: 0.05%
Birmingham Airport Authority (BAM Insured)	4.00%	7-1-2036	$500,000	$512,630
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2037	500,000	508,529
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2038	400,000	405,196
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2029	750,000	810,586
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2030	500,000	551,322
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2032	600,000	657,822
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2033	650,000	710,331
				4,156,416
Education revenue: 0.14%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50	10-1-2054	6,700,000	6,757,671
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AG Insured)	5.25	8-1-2048	4,500,000	4,617,569
				11,375,240
Health revenue: 0.31%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series B	5.00	11-15-2046	11,000,000	11,009,428
Health Care Authority for Baptist Health Series A	5.00	11-15-2031	11,970,000	13,048,982
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2034	1,000,000	1,078,802
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2035	1,000,000	1,074,059
				26,211,271
Housing revenue: 0.09%
Huntsville Public Building Authority	5.00	2-1-2052	7,000,000	7,159,223
Industrial development revenue: 0.06%
Selma Industrial Development Board International Paper Co. Series A	4.20	5-1-2034	5,000,000	5,191,559
Tax revenue: 0.12%
Birmingham-Jefferson Civic Center Authority Series A	5.00	7-1-2048	10,000,000	10,063,009
Utilities revenue: 4.60%
Black Belt Energy Gas Districtøø	4.00	6-1-2051	5,500,000	5,625,980
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	2,000,000	2,172,131
Black Belt Energy Gas District Series B	5.00	10-1-2035	40,000,000	41,200,520
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	22,750,000	24,391,651
Black Belt Energy Gas District Series Cøø	5.50	10-1-2054	4,750,000	5,219,848
Black Belt Energy Gas District Series C144Aøø	5.50	11-1-2056	20,000,000	21,195,822
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	23,000,000	24,283,474
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	15,500,000	16,575,636
Energy Southeast A Cooperative District Series A	5.00	11-1-2035	5,000,000	5,297,659
JPMorgan Chase Putters/Drivers Trust Series 2025-5088144Aø	1.57	4-24-2026	34,250,000	34,250,000
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	16,000,000	17,176,134
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	20,000,000	21,459,090
The accompanying notes are an integral part of these financial statements.
2 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Southeast Energy Authority A Cooperative District Project No. 1 Series Aøø	4.00%	11-1-2051	$2,465,000	$2,493,910
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	3,000,000	3,030,332
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	25,000,000	26,341,962
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	18,000,000	19,032,770
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	9,000,000	9,377,328
Southeast Energy Authority A Cooperative District Series Cøø	5.00	10-1-2055	12,000,000	12,964,562
Southeast Energy Authority A Cooperative District Series D	5.00	9-1-2035	9,000,000	9,764,192
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2030	20,000,000	21,486,896
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2035	5,000,000	5,588,180
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	45,000,000	49,475,389
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	3.42	5-1-2055	3,360,000	3,360,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.70	8-1-2063	2,500,000	2,500,000
				384,263,466
Water & sewer revenue: 0.03%
Madison Water & Wastewater Board	5.25	12-1-2053	2,500,000	2,640,936
				451,061,120
Alaska: 0.09%
Airport revenue: 0.04%
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2040	1,080,000	1,204,163
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2054	2,250,000	2,346,699
				3,550,862
Health revenue: 0.05%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2036	2,000,000	2,009,738
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2033	1,930,000	2,037,751
				4,047,489
				7,598,351
Arizona: 0.88%
Education revenue: 0.22%
Glendale IDA Midwestern University Obligated Group	5.00	5-15-2045	2,000,000	2,095,410
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2029	2,905,000	2,895,658
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2041	3,195,000	2,804,933
IDA of the County of Pima Noah Webster Schools-Mesa Series A	7.00	12-15-2043	3,225,000	3,226,921
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,085,000	1,083,333
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	2,435,000	2,279,246
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00%	6-15-2044	$1,000,000	$948,764
Sierra Vista IDA Wake Preparatory Academy	6.25	6-15-2045	3,000,000	3,061,884
				18,396,149
GO revenue: 0.04%
Maricopa County Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,645,452
Health revenue: 0.18%
Maricopa County IDA Banner Health Obligated Group Series A	4.00	1-1-2041	15,750,000	15,285,025
Housing revenue: 0.07%
City of Phoenix Civic Improvement Corp. Airport Revenue Series B AMT	5.00	7-1-2044	5,570,000	5,668,735
Industrial development revenue: 0.11%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	5,000,000	5,068,985
Maricopa County IDA Commercial Metals Co. AMT144A	4.00	10-15-2047	4,000,000	3,385,030
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	1,000,000	854,536
				9,308,551
Miscellaneous revenue: 0.23%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	3,000,000	3,006,994
City of Phoenix Civic Improvement Corp. Water System Revenue	5.00	7-1-2034	8,805,000	8,892,894
Navajo Nation Series A144A	5.50	12-1-2030	7,275,000	7,283,775
				19,183,663
Water & sewer revenue: 0.03%
City of Mesa Utility System Revenue	4.00	7-1-2042	1,000,000	996,477
City of Mesa Utility System Revenue	4.00	7-1-2043	1,000,000	996,134
				1,992,611
				73,480,186
Arkansas: 0.07%
Industrial development revenue: 0.04%
Arkansas Development Finance Authority Weyerhaeuser Co. AMTøø	3.88	10-15-2065	3,000,000	3,002,675
Miscellaneous revenue: 0.03%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2038	1,170,000	1,178,913
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2039	1,000,000	1,005,657
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2040	500,000	501,488
				2,686,058
				5,688,733
The accompanying notes are an integral part of these financial statements.
4 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
California: 5.76%
Airport revenue: 1.62%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25%	7-1-2054	$6,500,000	$6,735,573
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2034	1,465,000	1,524,342
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2041	2,500,000	2,715,413
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2042	2,000,000	2,152,669
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2048	18,000,000	18,318,903
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2034	1,750,000	1,760,014
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2046	9,000,000	9,010,079
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	3,000,000	3,115,897
City of Los Angeles Department of Airports Series H AMT	5.00	5-15-2047	1,750,000	1,788,012
City of Los Angeles Department of Airports Series H AMT	5.50	5-15-2047	5,000,000	5,270,195
County of Sacramento Airport System Revenue Series D AMT (AG Insured)	5.25	7-1-2050	7,300,000	7,652,445
Port of Oakland Series H AMT	5.00	5-1-2026	2,500,000	2,516,648
Port of Oakland Series H AMT	5.00	5-1-2029	1,875,000	2,001,795
San Diego County Regional Airport Authority Series B AMT	5.25	7-1-2037	2,500,000	2,867,045
San Diego County Regional Airport Authority Series B AMT	5.25	7-1-2038	2,500,000	2,845,744
San Diego County Regional Airport Authority Series B AMT	5.25	7-1-2039	5,345,000	6,041,643
San Diego County Regional Airport Authority Series B AMT	5.25	7-1-2040	3,600,000	4,016,489
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2042	6,390,000	6,476,293
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	48,630,000	48,647,035
				135,456,234
Education revenue: 0.01%
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2042	1,000,000	1,002,784
GO revenue: 0.80%
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2031	9,675,000	8,278,711
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2032	3,795,000	3,148,864
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2034	5,000,000	3,856,671
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2035	6,700,000	4,960,443
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2031	1,000,000	853,635
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2032	1,000,000	824,910
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2033	1,000,000	795,365
Compton Community College District Series C CAB¤	0.00	8-1-2032	2,515,000	2,075,995
Compton Community College District Series C CAB¤	0.00	8-1-2033	2,000,000	1,593,107
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2030	2,000,000	1,766,105
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2031	2,000,000	1,711,936
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2032	1,660,000	1,373,163
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2033	1,230,000	980,769
Los Angeles Unified School District Series QRR	4.00	7-1-2049	4,000,000	3,809,801
Ontario Montclair School District (AG Insured)¤	0.00	8-1-2028	1,500,000	1,399,732
Ontario Montclair School District (AG Insured)¤	0.00	8-1-2030	2,000,000	1,766,835
San Diego Unified School District Series C CAB¤	0.00	7-1-2031	2,000,000	1,731,718
San Diego Unified School District Series C CAB¤	0.00	7-1-2033	1,000,000	809,516
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
San Diego Unified School District Series C CAB¤	0.00%	7-1-2034	$2,000,000	$1,559,720
San Diego Unified School District Series I	4.00	7-1-2047	12,000,000	11,395,090
State of California	4.00	8-1-2038	4,800,000	4,811,045
Whittier City School District Series C	5.25	8-1-2046	4,850,000	4,938,650
Wiseburn School District Series B CAB (AG Insured)¤	0.00	8-1-2034	2,530,000	1,953,373
				66,395,154
Health revenue: 0.39%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	10,000,000	9,463,790
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	3,000,000	3,024,475
California Statewide CDA Series A144A	5.00	10-1-2028	12,000,000	12,909,558
Regents of the University of California Medical Center Pooled Revenue Series L	4.00	5-15-2037	7,525,000	7,535,038
				32,932,861
Housing revenue: 0.49%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	2,773,899	2,842,346
California Statewide CDA Community Improvement Authority Pasadena Portfolio Series B144A	4.00	12-1-2056	1,500,000	1,135,239
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.02	3-1-2057	16,520,000	16,520,000
Ontario PFA Series A (AG Insured)	5.00	11-1-2047	2,750,000	2,871,282
Pasadena PFA Series A CAB¤	0.00	3-1-2027	2,095,000	2,035,351
Pasadena PFA Series A CAB¤	0.00	3-1-2028	4,450,000	4,214,435
Pasadena PFA Series A CAB¤	0.00	3-1-2029	4,520,000	4,172,139
Pasadena PFA Series A CAB¤	0.00	3-1-2031	2,185,000	1,912,671
Pasadena PFA Series A CAB¤	0.00	3-1-2032	2,000,000	1,697,904
Pasadena PFA Series A CAB¤	0.00	3-1-2033	4,295,000	3,525,695
				40,927,062
Miscellaneous revenue: 0.22%
City of Los Angeles	5.00	6-25-2026	5,000,000	5,067,548
Hayward Unified School District COP	5.25	8-1-2047	5,000,000	5,055,303
Mesa Water District COP	4.00	3-15-2039	500,000	518,221
Mesa Water District COP	4.00	3-15-2040	500,000	515,148
Mesa Water District COP	4.00	3-15-2045	1,200,000	1,206,065
Municipal Water District of Orange County Water Facilities Corp. Series A COP (Bank of America N.A. LOC)ø	1.65	8-1-2042	1,700,000	1,700,000
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	4,000,000	4,008,187
				18,070,472
Resource recovery revenue: 0.08%
California PCFA Republic Services, Inc. AMT144Aø	3.80	7-1-2043	6,500,000	6,498,037
Tax revenue: 0.06%
San Diego County Regional Transportation Commission Series A	5.00	4-1-2048	915,000	917,453
The accompanying notes are an integral part of these financial statements.
6 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Santa Clara Valley Transportation Authority Series A-1 (Sumitomo Mitsui Banking Corp. LOC)ø	2.10%	6-1-2055	$2,000,000	$2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0484 (BAM Insured) (Royal Bank of Canada LIQ)144Aø	3.38	9-1-2049	1,900,000	1,900,000
				4,817,453
Tobacco revenue: 0.01%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2039	500,000	477,342
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2040	300,000	283,538
				760,880
Transportation revenue: 0.28%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	4.57	4-1-2036	23,545,000	23,588,360
Utilities revenue: 1.63%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	15,000,000	15,761,328
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	11,000,000	11,675,290
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	6,000,000	6,565,895
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	2,360,000	2,393,313
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,938,119
California Community Choice Financing Authority Series F	5.00	11-1-2033	7,000,000	7,609,650
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	11,350,000	12,385,751
California Community Choice Financing Authority Series G	5.00	12-1-2035	10,000,000	10,973,002
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	7,500,000	7,803,613
Central Valley Energy Authorityøø	5.00	12-1-2055	14,000,000	15,250,123
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2039	450,000	482,092
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2040	375,000	399,287
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2041	420,000	443,361
City of Victorville Electric Revenue Series A	5.00	5-1-2036	1,210,000	1,355,727
City of Victorville Electric Revenue Series A	5.00	5-1-2037	1,005,000	1,120,688
Los Angeles Department of Water & Power System Revenue Series A (BAM Insured)	5.25	7-1-2044	1,250,000	1,356,564
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2031	5,000,000	5,581,591
M-S-R Energy Authority Series B	6.13	11-1-2029	10,500,000	11,116,749
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	4,000,000	4,515,948
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1635 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	3.34	10-1-2028	3,675,000	3,675,000
				136,403,091
Water & sewer revenue: 0.17%
City of San Francisco Public Utilities Commission Water Revenue Series A	4.00	11-1-2039	10,000,000	10,007,549
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Los Angeles Department of Water & Power Water System Revenue Series B	5.00%	7-1-2048	$4,000,000	$4,029,922
Tender Option Bond Trust Receipts/Certificates Series XF1956 (Bank of America N.A. LIQ)144Aø	2.18	6-1-2054	450,000	450,000
				14,487,471
				481,339,859
Colorado: 3.97%
Airport revenue: 0.48%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2027	10,000,000	10,381,960
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2034	21,855,000	23,914,240
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2037	3,130,000	3,234,031
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	2,000,000	2,106,131
				39,636,362
Education revenue: 0.13%
Colorado ECFA Alexander Dawson School LLC	5.00	2-15-2040	1,000,000	1,001,238
Colorado ECFA Aspen Ridge Preparatory School, Inc.144A	4.13	7-1-2026	130,000	129,983
Colorado ECFA Ben Franklin Academy	5.00	7-1-2036	750,000	750,693
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	810,000	811,891
Colorado ECFA DCS Montessori Charter School	5.00	7-15-2037	1,150,000	1,151,444
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2051	715,000	526,597
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2035	2,000,000	2,104,331
Colorado ECFA Twin Peaks Charter Academy Series A	6.50	3-15-2043	1,290,000	1,286,807
Colorado ECFA Union Colony Schools	5.00	4-1-2048	715,000	716,148
Colorado ECFA University Laboratory School144A	5.00	12-15-2028	600,000	600,497
Colorado School of Mines Series A (AG Insured)	5.25	12-1-2047	1,730,000	1,826,310
				10,905,939
GO revenue: 0.44%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	6,500,000	6,590,204
Baseline Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2049	1,500,000	1,558,107
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2049	1,250,000	973,438
Canyons Metropolitan District No. 5 Series A (BAM Insured)	5.25	12-1-2059	2,000,000	2,069,221
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	969,668
Grand River Hospital District (AG Insured)	5.25	12-1-2035	1,750,000	1,831,972
Midtown Clear Creek Metropolitan District Series A (BAM Insured)	5.00	12-1-2053	3,000,000	3,135,778
Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	979,428
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2049	2,125,000	2,038,477
Weld County School District No. RE-4	5.25	12-1-2047	13,000,000	13,786,724
Wheatlands Metropolitan District (BAM Insured)	5.00	12-1-2030	650,000	650,930
Wiggins School District No. RE-50J Adams Morgan & Weld Counties (BAM Insured)	4.00	12-1-2046	2,335,000	2,242,790
				36,826,737
Health revenue: 0.87%
Aspen Valley Hospital District	5.00	10-15-2033	600,000	600,395
The accompanying notes are an integral part of these financial statements.
8 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00%	11-15-2043	$5,500,000	$5,189,016
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2048	5,000,000	4,500,602
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2042	1,000,000	897,576
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	4,000,000	4,058,193
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	25,000,000	22,838,672
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	5.00	5-15-2054	19,355,000	19,737,404
Colorado Health Facilities Authority Parkview Medical Center Project Series A	4.00	9-1-2045	500,000	532,201
Colorado Health Facilities Authority Sanford Obligated Group Series A	5.00	11-1-2039	5,000,000	5,231,777
Colorado Health Facilities Authority Sanford Obligated Group Series A	5.00	11-1-2044	8,000,000	8,156,691
Denver Health & Hospital Authority Series A144A	5.00	12-1-2034	500,000	508,539
				72,251,066
Miscellaneous revenue: 0.71%
City of Westminster Series A COP	5.00	12-1-2035	2,000,000	2,002,843
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2029	2,705,000	2,731,207
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2030	3,115,000	3,144,463
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2031	665,000	670,910
E-470 Public Highway Authority Series A CAB (NPFGC Insured)¤	0.00	9-1-2034	4,000,000	3,025,205
State of Colorado COP	6.00	12-15-2039	4,225,000	4,935,604
State of Colorado COP	6.00	12-15-2041	17,500,000	20,126,556
State of Colorado Series A COP	4.00	12-15-2038	8,150,000	8,343,593
State of Colorado Series A COP	4.00	12-15-2039	3,250,000	3,290,018
State of Colorado Series N COP	4.00	3-15-2043	7,900,000	7,757,522
Westminster Public Schools COP (AG Insured)	5.00	12-1-2048	3,500,000	3,554,995
				59,582,916
Tax revenue: 0.67%
City & County of Denver Pledged Excise Tax Revenue Series A	5.00	8-1-2044	3,000,000	3,013,134
Regional Transportation District Sales Tax Revenue FasTracks Project Series A	5.00	11-1-2041	50,945,000	51,440,680
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2039	800,000	793,269
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2031	500,000	539,658
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2031	500,000	539,107
				56,325,848
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.09%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75%	1-1-2044	$3,360,000	$3,362,393
E-470 Public Highway Authority Series A	5.00	9-1-2034	1,300,000	1,421,086
E-470 Public Highway Authority Series A	5.00	9-1-2035	1,250,000	1,360,470
E-470 Public Highway Authority Series A	5.00	9-1-2036	1,400,000	1,515,863
				7,659,812
Utilities revenue: 0.54%
City of Colorado Springs Utilities System Revenue Series A	5.25	11-15-2054	28,125,000	29,907,959
Public Authority for Colorado Energy	6.50	11-15-2038	12,495,000	15,086,368
				44,994,327
Water & sewer revenue: 0.04%
Central Weld County Water District (AG Insured)	4.00	12-1-2035	800,000	832,155
Central Weld County Water District (AG Insured)	4.00	12-1-2037	400,000	409,988
Central Weld County Water District (AG Insured)	4.00	12-1-2038	400,000	408,057
Central Weld County Water District (AG Insured)	4.00	12-1-2039	450,000	456,409
Central Weld County Water District (AG Insured)	4.00	12-1-2040	500,000	503,996
City of Boulder Water & Sewer Revenue	5.00	12-1-2043	125,000	136,562
East Cherry Creek Valley Water & Sanitation District	5.00	11-15-2032	750,000	750,995
				3,498,162
				331,681,169
Connecticut: 0.84%
Education revenue: 0.23%
Connecticut State HEFA Quinnipiac University Series N	5.00	7-1-2048	5,000,000	5,101,029
Connecticut State HEFA Trustees of Trinity College Series R	4.00	6-1-2045	2,500,000	2,313,829
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2037	950,000	1,014,662
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2038	1,000,000	1,063,812
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2039	1,600,000	1,695,715
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2040	1,100,000	1,157,976
Connecticut State Higher Education Supplement Loan Authority Series B AMT	3.25	11-15-2036	1,120,000	1,048,178
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	610,000	625,348
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2028	530,000	553,264
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2029	465,000	488,063
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,608,755
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,642,423
				19,313,054
GO revenue: 0.10%
City of Bridgeport Series A	4.00	6-1-2039	1,750,000	1,768,770
City of New Britain Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,917,448
The accompanying notes are an integral part of these financial statements.
10 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New Haven Series A (AG Insured)	5.00%	8-1-2039	$3,000,000	$3,134,629
State of Connecticut Series B	5.00	6-1-2041	1,250,000	1,335,416
				8,156,263
Health revenue: 0.13%
Connecticut State HEFA Children’s Medical Center Obligated Group Series E	5.25	7-15-2048	3,700,000	3,882,072
Connecticut State HEFA McLean Affiliates Obligated Group Series A144A	5.00	1-1-2045	1,000,000	886,807
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2032	2,705,000	2,966,732
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2033	3,000,000	3,279,255
				11,014,866
Housing revenue: 0.03%
Connecticut HFA Series A-3 (Bank of America N.A. SPA)ø	3.32	5-15-2048	900,000	900,000
Connecticut HFA Series E-3 (State Street Bank & Trust Co. SPA)ø	3.35	11-15-2050	2,000,000	2,000,000
				2,900,000
Tax revenue: 0.35%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2040	1,700,000	1,804,522
State of Connecticut Special Tax Revenue Series A	5.25	7-1-2043	3,000,000	3,255,656
State of Connecticut Special Tax Revenue Series A (AG Insured)	4.00	5-1-2038	5,000,000	5,163,800
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2036	5,000,000	5,260,672
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2037	7,500,000	7,867,229
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2039	2,000,000	2,035,290
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2040	3,500,000	3,527,034
				28,914,203
				70,298,386
Delaware: 0.13%
Education revenue: 0.02%
County of Kent Charter School, Inc. Series A	4.00	5-1-2041	2,575,000	2,201,237
Transportation revenue: 0.11%
Delaware River & Bay Authority	4.00	1-1-2039	650,000	667,265
Delaware River & Bay Authority	4.00	1-1-2040	485,000	494,921
Delaware River & Bay Authority	4.00	1-1-2041	320,000	324,801
Delaware River & Bay Authority	4.00	1-1-2042	550,000	554,575
Delaware River & Bay Authority	4.00	1-1-2046	1,000,000	967,274
Delaware River & Bay Authority	5.00	1-1-2039	450,000	497,112
Delaware River & Bay Authority	5.00	1-1-2040	465,000	510,144
Delaware River & Bay Authority	5.00	1-1-2041	500,000	544,810
Delaware River & Bay Authority	5.00	1-1-2042	520,000	562,350
Delaware Transportation Authority US 301 Project Revenue	5.00	6-1-2055	3,950,000	3,950,351
				9,073,603
				11,274,840
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 11

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 1.01%
Airport revenue: 0.28%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00%	10-1-2038	$2,500,000	$2,508,237
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2039	3,405,000	3,397,027
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2031	7,500,000	7,589,641
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,000,000	5,502,306
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2046	3,890,000	4,060,354
				23,057,565
Education revenue: 0.11%
District of Columbia Georgetown University Series Aøø	5.00	4-1-2060	7,000,000	7,903,242
District of Columbia Two Rivers Public Charter School, Inc.	5.00	6-1-2050	1,500,000	1,413,779
				9,317,021
GO revenue: 0.19%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,128,786
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,275,609
				15,404,395
Health revenue: 0.14%
District of Columbia Children’s National Medical Center Obligated Group	5.00	7-15-2044	7,575,000	7,577,601
District of Columbia MedStar Health Obligated Group Series A (TD Bank N.A. LOC)ø	2.35	8-15-2038	4,340,000	4,340,000
				11,917,601
Housing revenue: 0.15%
Tender Option Bond Trust Receipts/Certificates Series XX1403 (Barclays Bank plc LIQ)144Aø	3.35	7-15-2053	3,990,000	3,990,000
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2045	1,000,000	946,068
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2046	3,540,000	3,289,413
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2054	4,250,000	4,363,361
				12,588,842
Miscellaneous revenue: 0.03%
Washington Convention & Sports Authority Series A	4.00	10-1-2036	670,000	684,938
Washington Convention & Sports Authority Series A	4.00	10-1-2037	1,115,000	1,133,258
Washington Convention & Sports Authority Series A	4.00	10-1-2039	640,000	645,126
				2,463,322
Tax revenue: 0.07%
District of Columbia Income Tax Revenue Series A	5.25	5-1-2048	3,000,000	3,176,884
The accompanying notes are an integral part of these financial statements.
12 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Washington Convention & Sports Authority Series B	4.00%	10-1-2037	$1,000,000	$1,016,375
Washington Convention & Sports Authority Series B	4.00	10-1-2038	1,000,000	1,011,366
Washington Convention & Sports Authority Series B	4.00	10-1-2039	1,000,000	1,008,009
				6,212,634
Water & sewer revenue: 0.04%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	2.50	10-1-2054	3,500,000	3,500,000
				84,461,380
Florida: 8.03%
Airport revenue: 2.06%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2034	1,750,000	1,857,317
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	12,440,000	12,449,824
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2038	2,000,000	2,092,622
County of Broward Airport System Revenue Series Q-1	4.00	10-1-2042	4,800,000	4,661,973
County of Broward Port Facilities Revenue AMT	5.50	9-1-2050	10,000,000	10,619,411
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2044	7,300,000	6,653,094
County of Lee Airport Revenue AMT (AG Insured)	5.25	10-1-2054	4,500,000	4,650,348
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2038	3,250,000	3,275,809
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,500,000	1,475,291
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	18,750,000	18,847,558
County of Miami-Dade Aviation Revenue Series B AMT	5.00	10-1-2040	18,000,000	18,254,707
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	2,000,000	2,029,723
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2046	3,000,000	3,045,700
Greater Orlando Aviation Authority United Airlines, Inc. AMT	5.25	11-1-2035	3,000,000	3,205,521
Greater Orlando Aviation Authority United Airlines, Inc. AMT	5.50	11-1-2036	1,900,000	2,059,305
Hillsborough County Aviation Authority Series A AMT	5.00	10-1-2048	7,000,000	7,024,565
Hillsborough County Aviation Authority Series B AMT	5.50	10-1-2049	20,000,000	21,232,020
Hillsborough County Aviation Authority Series E AMT	5.00	10-1-2048	10,000,000	10,070,872
Hillsborough County Aviation Authority Series F	5.00	10-1-2048	20,570,000	20,927,840
Jacksonville Port Authority Series B	5.00	11-1-2044	4,080,000	4,182,534
Jacksonville Port Authority Series B	5.00	11-1-2048	9,870,000	9,995,224
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0443 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	3.38	4-1-2038	3,445,000	3,445,000
				172,056,258
Education revenue: 0.45%
Capital Projects Finance Authority Imagine School at North Port, Inc. Series A144A	6.25	6-15-2045	2,000,000	2,021,287
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	10,500,000	10,827,900
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2054	1,200,000	1,084,918
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	5.00	6-15-2039	3,610,000	3,527,483
Capital Trust Authority IDEA Florida, Inc. Series A144A	6.25	6-15-2053	4,950,000	5,029,614
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 13

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00%	6-15-2044	$1,380,000	$1,395,353
Florida Development Finance Corp. Cornerstone Charter Academy, Inc. Obligated Group144A	5.00	10-1-2042	1,605,000	1,572,186
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-1144A	5.00	6-1-2048	2,000,000	1,763,174
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2044	6,500,000	6,679,565
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2049	4,000,000	4,071,371
				37,972,851
GO revenue: 0.53%
City of Doral Parks & Recreation Project	4.00	7-1-2042	3,610,000	3,629,282
City of Miami Beach Series A	5.25	5-1-2053	7,000,000	7,363,761
County of Miami-Dade Series 2014-A	5.00	7-1-2043	12,935,000	12,982,427
County of Miami-Dade Series A	4.00	7-1-2042	5,000,000	5,010,669
School Board of Miami-Dade County	5.00	3-15-2046	15,000,000	15,016,533
				44,002,672
Health revenue: 1.39%
Capital Trust Authority Shands Teaching Hospital & Clinics Obligated Group Series A	5.00	12-1-2035	8,000,000	9,110,760
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	5,000,000	5,003,119
City of Jacksonville Baptist Health System Obligated Group Series Dø	3.36	8-1-2036	2,305,000	2,305,000
City of Jacksonville Baptist Health System Obligated Group Series Eø	3.36	8-1-2036	1,330,000	1,330,000
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	3,500,000	3,172,989
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2044	4,000,000	4,203,849
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2045	3,500,000	3,647,192
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	3,000,000	2,665,507
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2038	1,025,000	1,021,016
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2045	2,500,000	2,274,620
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2040	700,000	736,078
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	6,000,000	6,167,797
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	4,750,000	4,779,546
Highlands County Health Facilities Authority AdventHealth Obligated Group Series Aø	1.30	11-15-2037	15,550,000	15,550,000
Hillsborough County IDA BayCare Obligated Group Series C	4.13	11-15-2051	5,000,000	4,631,562
Holmes County Hospital Corp.	6.00	11-1-2038	2,500,000	2,150,245
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	11,265,000	11,318,555
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	5,500,000	5,416,027
The accompanying notes are an integral part of these financial statements.
14 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Lee County IDA Shell Point Obligated Group Series A	5.25%	11-15-2044	$2,525,000	$2,600,292
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	5,290,000	5,326,598
Miami-Dade County Health Facilities Authority Series A (AG Insured)	4.00	8-1-2046	5,000,000	4,738,920
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	10,355,000	10,502,306
South Broward Hospital District Obligated Group	4.00	5-1-2048	2,120,000	1,981,500
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	5,000,000	4,568,965
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,500,000	1,212,824
				116,415,267
Housing revenue: 0.30%
City of Orlando Series B	5.00	10-1-2033	1,525,000	1,527,526
City of Orlando Series B	5.00	10-1-2035	1,680,000	1,682,623
City of Orlando Series B	5.00	10-1-2036	1,765,000	1,767,727
Florida Housing Finance Corp. Journet Place LP Series 1144A	7.60	12-15-2047	725,000	744,411
Lee County School Board Series A COP	5.25	8-1-2050	18,000,000	18,971,372
				24,693,659
Industrial development revenue: 0.26%
County of Broward Convention Center Hotel Revenue	5.00	1-1-2047	10,000,000	10,354,110
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	3,500,000	3,228,797
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	7,500,000	7,724,875
				21,307,782
Miscellaneous revenue: 1.02%
City of Daytona Beach Series B	5.50	9-1-2049	1,415,000	1,529,427
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.25	11-1-2041	2,500,000	2,742,213
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.25	11-1-2042	3,500,000	3,795,297
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.25	11-1-2044	3,000,000	3,191,922
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	15,000,000	13,516,839
County of Miami-Dade Series A	5.00	4-1-2051	25,000,000	25,821,767
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.00	9-1-2048	1,000,000	1,019,080
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2044	875,000	938,588
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2034	2,000,000	2,160,929
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2035	3,000,000	3,228,403
Indigo Community Development District Special Assessment Series C	7.00	5-1-2030	2,536,248	1,420,299
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.38	5-1-2045	1,000,000	973,252
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.63	5-1-2054	2,995,000	2,901,448
Lakeside Plantation Community Development District Special Assessment Series A	6.95	5-1-2031	611,000	612,288
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 15

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Marshall Creek Community Development District Series 2002 Special Assessment	5.00%	5-1-2032	$1,170,000	$1,172,946
Marshall Creek Community Development District Series 2016 Special Assessment	6.32	5-1-2045	105,000	105,118
Okaloosa County School Board COP (AG Insured)	5.00	10-1-2049	5,000,000	5,171,457
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2039	2,000,000	2,016,429
St. Johns County School Board Series A COP (AG Insured)	5.25	7-1-2047	5,000,000	5,255,448
St. Johns County School Board Series A COP (AG Insured)	5.50	7-1-2049	3,000,000	3,215,978
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.00	5-1-2043	1,965,000	2,001,543
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.55	5-1-2044	995,000	960,347
Village Community Development District No. 16 Series 2025 Special Assessment	4.00	5-1-2035	1,500,000	1,513,607
				85,264,625
Resource recovery revenue: 0.04%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	3,000,000	3,034,847
Tax revenue: 0.33%
County of Lee Local Option Gas Tax Revenue	5.25	8-1-2049	5,000,000	5,172,255
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2041	6,000,000	6,470,248
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2043	10,500,000	11,058,172
Southeast Overtown Park West Community Redevelopment Agency Series A (AG Insured)	5.00	3-1-2039	2,200,000	2,410,942
Southeast Overtown Park West Community Redevelopment Agency Series A (AG Insured)	5.00	3-1-2040	2,225,000	2,412,095
				27,523,712
Transportation revenue: 0.48%
Central Florida Expressway Authority (AG Insured)	4.00	7-1-2039	6,070,000	6,178,508
Central Florida Expressway Authority Series A (AG Insured)	5.00	7-1-2049	6,000,000	6,316,502
Central Florida Expressway Authority Series A (AG Insured)	5.00	7-1-2054	7,500,000	7,822,065
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2044	4,250,000	4,300,822
Miami-Dade County Expressway Authority Series A	5.00	7-1-2040	8,040,000	8,075,201
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	3,500,000	3,482,043
Sunshine Skyway Bridge Series A (AG Insured)	4.00	7-1-2038	4,185,000	4,240,794
				40,415,935
Utilities revenue: 0.08%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	1,250,000	1,351,189
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2038	1,000,000	1,089,624
The accompanying notes are an integral part of these financial statements.
16 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Fort Pierce Utilities Authority Series A (AG Insured)	5.00%	10-1-2042	$1,000,000	$1,063,639
Putnam County Development Authority Seminole Electric Cooperative, Inc. Series B	5.00	3-15-2042	3,000,000	3,047,373
				6,551,825
Water & sewer revenue: 1.09%
Charlotte County IDA MSKP Town & Country Utility LLC AMT	5.88	10-1-2045	700,000	727,912
County of Manatee Public Utilities Revenue	4.00	10-1-2048	3,345,000	3,145,903
County of Miami-Dade Water & Sewer System Revenue	4.00	10-1-2046	8,100,000	7,568,249
County of Miami-Dade Water & Sewer System Revenue Series A	5.25	10-1-2054	4,715,000	4,949,750
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,752,874
JEA Water & Sewer System Revenue Series A	5.50	10-1-2054	10,000,000	10,763,042
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AG Insured)	5.25	10-1-2048	2,605,000	2,727,155
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AG Insured)	5.25	10-1-2053	4,000,000	4,187,025
North Sumter County Utility Dependent District	5.00	10-1-2049	3,250,000	3,307,476
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2044	7,000,000	7,199,390
Tampa Bay Water Series A	5.25	10-1-2054	30,000,000	31,834,950
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1210 (AG Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	3.35	4-1-2031	3,590,000	3,590,000
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,520,968
				91,274,694
				670,514,127
Georgia: 3.03%
Airport revenue: 0.11%
City of Atlanta Airport Passenger Facility Charge Series D AMT	4.00	7-1-2034	8,765,000	8,896,915
Education revenue: 0.15%
Development Authority of Cobb County Learning Center Foundation of Central Cobb, Inc. Series A	6.38	7-1-2025	1,705,000	1,193,500
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	5.20	6-15-2033	850,000	872,981
Private Colleges & Universities Authority Emory University Series B	5.00	9-1-2048	4,000,000	4,097,925
Private Colleges & Universities Authority Mercer University	5.00	10-1-2040	5,000,000	5,001,964
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,490,000	1,342,558
				12,508,928
Health revenue: 0.23%
Brookhaven Development Authority Children’s Healthcare of Atlanta Obligated Group Series A	5.00	7-1-2038	1,500,000	1,591,527
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	3.34	4-1-2034	4,700,000	4,700,000
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series A (Bank of America N.A. LOC)ø	3.35	4-1-2047	4,600,000	4,600,000
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 17

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Development Authority for Fulton County Shepherd Center, Inc. (Truist Bank LOC)ø	2.52%	9-1-2035	$3,200,000	$3,200,000
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2047	2,250,000	2,259,403
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Obligated Group	5.00	8-1-2034	2,580,000	2,582,185
				18,933,115
Housing revenue: 0.14%
Georgia HFA Series A	4.60	12-1-2049	12,000,000	11,823,441
Industrial development revenue: 0.03%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	3,000,000	2,849,119
Tax revenue: 0.09%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	2,000,000	2,061,248
Metropolitan Atlanta Rapid Transit Authority Series C	4.00	7-1-2035	5,000,000	5,065,400
				7,126,648
Utilities revenue: 2.28%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2040	1,000,000	991,498
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2041	1,000,000	971,781
Development Authority of Burke County Georgia Power Co. Series 1995	2.20	10-1-2032	1,500,000	1,323,075
Development Authority of Monroe County Georgia Power Co. Series 2øø	3.88	10-1-2048	3,000,000	3,004,362
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	8,500,000	8,581,845
Main Street Natural Gas, Inc. Series A	5.00	6-1-2030	1,000,000	1,061,916
Main Street Natural Gas, Inc. Series A	5.00	5-15-2032	3,745,000	3,914,678
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	16,000,000	16,868,158
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	17,200,000	18,479,310
Main Street Natural Gas, Inc. Series B	5.00	6-1-2027	1,700,000	1,737,940
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,900,000	3,011,397
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	3,300,000	3,466,187
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	9,215,000	9,725,224
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2055	25,000,000	26,618,933
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	36,550,000	36,511,908
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	14,500,000	15,341,480
Main Street Natural Gas, Inc. Series Eøø	5.00	5-1-2055	14,500,000	15,467,076
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	1,550,000	1,658,689
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2037	1,100,000	1,140,997
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2038	1,100,000	1,136,630
The accompanying notes are an integral part of these financial statements.
18 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.25%	7-1-2064	$8,000,000	$8,265,462
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (BAM Insured)	5.00	1-1-2049	6,750,000	6,768,081
Municipal Electric Authority of Georgia Project One Subordinated B Series A	4.00	1-1-2040	1,075,000	1,075,520
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	3,580,000	3,625,915
				190,748,062
				252,886,228
Guam: 0.12%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2035	530,000	581,467
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	1,000,000	1,091,844
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	750,000	782,531
Port Authority of Guam Series B AMT	5.00	7-1-2030	500,000	518,176
				2,974,018
Housing revenue: 0.00%
Guam Housing Corp. Series A (FHLMC Insured)	5.75	9-1-2031	40,000	40,296
Miscellaneous revenue: 0.07%
Territory of Guam Series F	4.00	1-1-2042	2,750,000	2,651,436
Territory of Guam Series G	5.25	1-1-2037	1,850,000	2,048,659
Territory of Guam Series G	5.25	1-1-2040	1,000,000	1,085,239
				5,785,334
Water & sewer revenue: 0.02%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,609,374
				10,409,022
Hawaii: 0.21%
Airport revenue: 0.21%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2034	6,800,000	7,303,402
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	7,000,000	7,045,809
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2033	1,250,000	1,281,469
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2034	875,000	894,494
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2035	625,000	635,808
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2036	300,000	304,172
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2040	425,000	429,798
				17,894,952
Idaho: 0.09%
Education revenue: 0.07%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	440,000	440,429
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	1,365,000	1,365,997
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 19

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00%	6-1-2030	$830,000	$831,591
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2038	1,715,000	1,598,706
Idaho Housing & Finance Association North Star Charter School, Inc. Series A	6.75	7-1-2048	1,322,876	1,329,060
Idaho Housing & Finance Association North Star Charter School, Inc. Series B CAB144A¤	0.00	7-1-2049	1,276,564	228,324
				5,794,107
Resource recovery revenue: 0.02%
Southern Idaho Regional Solid Waste District	4.00	3-1-2028	2,000,000	2,022,586
				7,816,693
Illinois: 10.54%
Airport revenue: 0.74%
Chicago Midway International Airport Series B	5.00	1-1-2046	12,000,000	12,620,144
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2041	1,950,000	2,107,001
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2043	1,660,000	1,764,086
Chicago O’Hare International Airport Series A	4.00	1-1-2035	7,500,000	7,639,906
Chicago O’Hare International Airport Series A	5.00	1-1-2034	5,000,000	5,367,898
Chicago O’Hare International Airport Series B	5.00	1-1-2039	10,250,000	10,376,762
Chicago O’Hare International Airport Series B	5.00	1-1-2053	7,500,000	7,550,296
Chicago O’Hare International Airport Series E (AG Insured)	4.00	1-1-2039	1,500,000	1,517,967
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	1,000,000	1,017,239
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.80	12-1-2043	7,000,000	7,225,641
Tender Option Bond Trust Receipts/Certificates Series XX1446 (BAM Insured) (Barclays Bank plc LIQ)144Aø	3.44	1-1-2060	5,000,000	5,000,000
				62,186,940
Education revenue: 0.25%
Board of Trustees of the University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2026	2,355,000	2,337,220
Board of Trustees of the University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2027	2,435,000	2,343,459
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	1,250,000	1,085,662
Illinois Finance Authority Bradley University Series A	4.00	8-1-2043	750,000	651,222
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2039	1,180,000	1,262,847
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2042	1,835,000	1,889,023
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2044	1,200,000	1,217,703
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,751,521
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,577,177
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,754,408
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	2,385,000	2,501,851
The accompanying notes are an integral part of these financial statements.
20 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Southern Illinois University Series A (BAM Insured)	4.00%	4-1-2035	$500,000	$515,229
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2037	1,000,000	1,015,984
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	546,811
				20,450,117
GO revenue: 3.40%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	10,000,000	10,494,747
Chicago Board of Education Series A	5.00	12-1-2035	6,630,000	6,643,755
Chicago Board of Education Series A	5.00	12-1-2036	6,000,000	6,000,194
Chicago Board of Education Series A	5.00	12-1-2040	2,000,000	1,959,236
Chicago Board of Education Series A	5.00	12-1-2042	6,555,000	6,338,672
Chicago Board of Education Series B-1 CAB (NPFGC Insured)¤	0.00	12-1-2026	4,245,000	4,106,215
Chicago Board of Education Series C	5.25	12-1-2039	9,000,000	8,974,828
Chicago Board of Education Series D	5.00	12-1-2046	15,000,000	13,701,806
Chicago Board of Education Series H	5.00	12-1-2036	5,905,000	5,842,045
Chicago Board of Education Series H	5.00	12-1-2046	4,000,000	3,681,276
Chicago Park District Series C (BAM Insured)	4.00	1-1-2041	4,025,000	3,894,982
Chicago Park District Series D (BAM Insured)	4.00	1-1-2034	4,555,000	4,659,160
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,675,546
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2030	5,995,000	5,232,824
City of Chicago Series A	5.00	1-1-2034	11,790,000	12,296,700
City of Chicago Series A	5.00	1-1-2043	4,000,000	3,892,601
City of Chicago Series A	5.00	1-1-2044	15,000,000	14,405,547
City of Chicago Series A	5.00	1-1-2045	24,000,000	22,741,822
City of Chicago Series A	5.25	1-1-2037	1,950,000	2,039,787
City of Chicago Series A	5.25	1-1-2045	5,475,000	5,348,744
City of Chicago Series A	5.50	1-1-2039	5,000,000	5,242,841
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,036,760
City of Chicago Series A	5.50	1-1-2041	1,500,000	1,530,259
City of Chicago Series A	5.50	1-1-2043	1,500,000	1,514,945
City of Chicago Series B	4.00	1-1-2038	6,615,000	6,109,271
City of Chicago Series C	6.00	1-1-2043	2,000,000	2,132,967
City of Chicago Series C CAB (AG Insured)¤	0.00	1-1-2026	7,360,000	7,360,000
City of Chicago Series E	6.00	1-1-2044	1,500,000	1,586,954
City of Peoria Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,126,415
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2035	1,370,000	1,515,458
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2036	1,150,000	1,260,642
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2037	1,250,000	1,359,994
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2038	1,000,000	1,081,953
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2040	3,500,000	3,730,125
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2043	1,650,000	1,710,081
DuPage & Will Counties Community School District No. 204 Indian Prairie	5.00	1-15-2045	5,000,000	5,235,558
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	1-1-2043	2,325,000	2,296,609
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	7-1-2044	6,050,000	5,887,179
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 21

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AG Insured)¤	0.00%	2-1-2026	$5,050,000	$5,036,893
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AG Insured)¤	0.00	2-1-2027	12,050,000	11,635,616
Macon County School District No. 61 Decatur Series A (AG Insured)	4.00	12-1-2036	6,000,000	6,051,377
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2040	1,265,000	1,359,562
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	10,000,000	10,029,187
Metropolitan Water Reclamation District of Greater Chicago Series C	5.25	12-1-2032	1,565,000	1,822,605
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,359,785
State of Illinois	5.00	11-1-2027	1,175,000	1,195,298
State of Illinois	5.50	1-1-2030	2,900,000	3,184,845
State of Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	785,000	800,410
State of Illinois Series A	5.00	3-1-2046	2,500,000	2,544,861
State of Illinois Series A	5.50	3-1-2042	3,500,000	3,764,622
State of Illinois Series B	5.00	10-1-2028	2,750,000	2,905,779
State of Illinois Series B	5.50	5-1-2047	6,500,000	6,811,866
State of Illinois Series C	4.00	10-1-2038	4,820,000	4,745,129
State of Illinois Series C	5.00	11-1-2029	2,965,000	3,072,155
Village of Bolingbrook Series A	4.00	1-1-2030	3,420,000	3,432,841
Village of New Lenox	4.00	12-15-2041	4,275,000	4,299,211
Will County Community High School District No. 210 Lincoln-Way CAB (AG Insured)¤	0.00	1-1-2026	7,000,000	7,000,000
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2032	400,000	325,616
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	2,830,000	2,209,822
Will County Community Unit School District No. 209-U Wilmington Series A (AG Insured)	5.50	2-1-2041	3,660,000	3,901,613
				284,137,591
Health revenue: 1.49%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2040	8,600,000	8,425,404
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	7,450,000	6,677,308
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	30,350,000	30,440,173
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2040	4,900,000	3,393,250
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2039	2,250,000	2,249,880
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2047	25,185,000	22,786,335
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	12,980,000	12,979,943
The accompanying notes are an integral part of these financial statements.
22 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00%	8-15-2047	$30,000,000	$30,600,195
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series Aøø	5.00	8-15-2054	5,000,000	5,379,196
Illinois Finance Authority University of Illinois	4.00	10-1-2050	2,000,000	1,728,525
				124,660,209
Housing revenue: 1.43%
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.45	4-1-2043	2,790,000	2,809,924
Illinois Housing Development Authority South Park Preservation LP Series B (FHA Insured) (State Street Bank & Trust Co. SPA)ø	3.36	1-1-2066	6,540,000	6,540,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	2,500,000	2,383,512
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2026	12,245,000	11,896,904
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	12,085,000	10,823,113
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2029	24,950,000	21,989,176
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2030	49,500,000	42,145,973
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2031	10,060,000	8,417,715
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2031	9,800,000	8,056,447
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	6-15-2053	3,000,000	3,001,221
Northern Illinois University (BAM Insured)	4.00	10-1-2037	1,650,000	1,655,237
				119,719,222
Miscellaneous revenue: 0.37%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.15%)±	3.79	11-1-2034	2,655,000	2,658,712
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2044	4,000,000	4,193,604
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2047	5,000,000	5,170,399
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2026	2,030,000	1,998,944
Illinois State University Capital Improvement Project COP (AG Insured)	5.00	4-1-2050	12,240,000	12,470,178
Northeastern Illinois University Capital Improvement Project (BAM Insured)	5.00	7-1-2042	1,200,000	1,243,876
Northeastern Illinois University Capital Improvement Project (BAM Insured)	5.25	7-1-2050	1,635,000	1,678,376
Northeastern Illinois University Capital Improvement Project (BAM Insured)	5.75	7-1-2045	1,650,000	1,767,748
				31,181,837
Tax revenue: 1.75%
Chicago Transit Authority Sales Tax Receipts Fund	5.00	12-1-2046	21,500,000	21,576,383
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 23

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00%	12-1-2045	$2,440,000	$2,499,614
Chicago Transit Authority Sales Tax Receipts Fund Series A (BAM Insured)	5.00	12-1-2046	10,000,000	10,375,050
County of Cook Sales Tax Revenue Series A	4.00	11-15-2041	2,000,000	1,968,607
County of Cook Sales Tax Revenue Series A	5.25	11-15-2045	5,000,000	5,279,623
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2026	4,775,000	4,789,444
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2027	8,845,000	8,863,104
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2028	4,030,000	4,094,012
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	13,190,000	13,400,245
Regional Transportation Authority Series A (AG Insured)	5.75	6-1-2034	15,000,000	17,195,202
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	7,275,000	7,496,268
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	5,781,316
Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	8,865,000	9,092,439
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	8,950,000	8,971,384
Sales Tax Securitization Corp. Series A	4.00	1-1-2048	5,430,000	4,823,157
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,026,092
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,962,102
State of Illinois Sales Tax Revenue Series C	5.00	6-15-2028	3,500,000	3,681,959
State of Illinois Sales Tax Revenue Series D	4.00	6-15-2030	12,000,000	12,033,026
				145,909,027
Transportation revenue: 0.63%
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.13	12-1-2043	20,000,000	19,964,854
Illinois State Toll Highway Authority Series A	4.00	1-1-2042	1,250,000	1,230,771
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	265,000	243,267
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	5,000,000	5,644,424
Illinois State Toll Highway Authority Series A	5.00	1-1-2040	6,000,000	6,005,608
Illinois State Toll Highway Authority Series A	5.00	1-1-2046	15,245,000	15,735,971
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2027	3,400,000	3,485,871
				52,310,766
Utilities revenue: 0.04%
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2033	3,430,000	3,448,605
Water & sewer revenue: 0.44%
City of Chicago Wastewater Transmission Revenue Series A (AG Insured)	5.25	1-1-2058	5,000,000	5,192,291
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2043	2,000,000	2,134,243
City of Chicago Waterworks Revenue (AG Insured)	5.25	11-1-2032	3,250,000	3,373,239
City of Chicago Waterworks Revenue Series A (AG Insured)	5.25	11-1-2048	5,000,000	5,208,260
City of Chicago Waterworks Revenue Series A (AG Insured)	5.50	11-1-2062	4,780,000	5,054,912
City of Chicago Waterworks Revenue Series B (AG Insured)	4.00	11-1-2040	4,000,000	4,042,815
City of Joliet Waterworks & Sewerage Revenue (BAM Insured)	5.25	1-1-2050	5,000,000	5,209,785
The accompanying notes are an integral part of these financial statements.
24 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Grand Prairie Water Commission (BAM Insured)	5.25%	1-1-2050	$1,000,000	$1,053,974
Illinois Finance Authority State of Illinois Water Revolving Fund - Clean Water Program	4.00	7-1-2038	5,000,000	5,045,039
				36,314,558
				880,318,872
Indiana: 1.48%
Education revenue: 0.21%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	17,000,000	16,749,446
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	5.00	7-1-2040	350,000	339,294
				17,088,740
Health revenue: 0.24%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2033	12,885,000	13,063,881
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2036	5,000,000	5,042,358
Indiana Finance Authority Marion General Hospital, Inc. Obligated Group Series A	4.00	7-1-2045	2,560,000	2,304,982
				20,411,221
Housing revenue: 0.27%
Greater Clark Building Corp. Greater Clark County Schools	6.00	7-15-2038	5,000,000	5,775,990
Hobart Building Corp. School City	4.00	7-15-2035	2,295,000	2,334,644
Indiana Housing & CDA TWG Cowan LPøø	3.35	1-1-2043	3,100,000	3,118,542
IPS Multi-School Building Corp. Board of School Commissioners	5.00	7-15-2044	2,000,000	2,105,443
Northwestern School Building Corp.	4.00	1-15-2043	3,005,000	2,973,270
Northwestern School Building Corp.	6.00	7-15-2039	850,000	959,267
Tippecanoe County School Building Corp. Series B	6.00	7-15-2036	1,000,000	1,196,934
Tippecanoe County School Building Corp. Series B	6.00	7-15-2038	1,000,000	1,184,167
Tippecanoe County School Building Corp. Series B	6.00	7-15-2041	1,750,000	2,022,160
Tippecanoe County School Building Corp. Series B	6.00	1-15-2043	1,000,000	1,135,531
				22,805,948
Industrial development revenue: 0.07%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	6,000,000	6,006,722
Miscellaneous revenue: 0.27%
Carmel Local Public Improvement Bond Bank Series 2016	5.00	7-15-2031	6,000,000	6,061,467
Indianapolis Local Public Improvement Bond Bank Series A (AG Insured)	4.00	6-1-2039	10,535,000	10,658,710
Indianapolis Local Public Improvement Bond Bank Series A (AG Insured)	4.00	6-1-2041	3,000,000	3,012,287
Indianapolis Local Public Improvement Bond Bank Series B	5.25	2-1-2048	3,000,000	3,160,961
				22,893,425
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 25

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.05%
Indianapolis Local Public Improvement Bond Bank Courthouse & Jail Project Series A	5.00%	2-1-2049	$4,000,000	$4,061,243
Utilities revenue: 0.26%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	3.00	11-1-2030	4,650,000	4,560,014
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	3,000,000	3,081,933
Indiana Finance Authority Ohio Valley Electric Corp. Series C	3.00	11-1-2030	4,000,000	3,912,128
Indiana Municipal Power Agency Series A	5.00	1-1-2042	10,000,000	10,061,656
				21,615,731
Water & sewer revenue: 0.11%
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,414,003
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	3,076,063
Evansville Waterworks District Series A (BAM Insured)	5.00	7-1-2047	2,250,000	2,307,705
				8,797,771
				123,680,801
Iowa: 0.06%
GO revenue: 0.04%
City of Cedar Rapids Series A	4.00	6-1-2048	3,630,000	3,473,415
Housing revenue: 0.02%
City of Altoona Series C	5.00	6-1-2031	1,805,000	1,820,138
				5,293,553
Kansas: 0.25%
GO revenue: 0.07%
Johnson County Unified School District No. 512 Shawnee Mission Series A	4.00	10-1-2043	3,000,000	3,003,258
Wyandotte County Unified School District No. 203 Piper Series A (AG Insured)	5.25	9-1-2052	2,500,000	2,597,469
				5,600,727
Tax revenue: 0.18%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	27,180,000	15,379,436
				20,980,163
Kentucky: 1.20%
Education revenue: 0.05%
County of Boyle Centre College of Kentucky Series A	5.25	6-1-2049	2,550,000	2,573,221
Kentucky Bond Development Corp. Centre College	4.00	6-1-2046	800,000	677,530
Kentucky Bond Development Corp. Centre College	4.00	6-1-2051	1,250,000	1,017,483
				4,268,234
Health revenue: 0.26%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,110,014
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2041	5,000,000	5,095,044
The accompanying notes are an integral part of these financial statements.
26 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00%	8-15-2046	$2,070,000	$2,088,794
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2028	5,140,000	4,614,822
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2040	3,300,000	3,566,447
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2041	3,000,000	3,209,175
				21,684,296
Housing revenue: 0.17%
Fayette County School District Finance Corp. Series A	4.00	5-1-2038	5,600,000	5,570,875
Kentucky Bond Corp. Series D	4.50	2-1-2052	2,355,000	2,352,402
Kentucky State Property & Building Commission Project No. 124 Series A (AG Insured)	5.00	11-1-2039	6,000,000	6,405,106
				14,328,383
Industrial development revenue: 0.05%
County of Trimble Kentucky Utilities Co. AMTøø	4.70	6-1-2054	4,000,000	4,030,105
Miscellaneous revenue: 0.03%
Kentucky State University COP (BAM Insured)	4.00	11-1-2046	640,000	618,697
Kentucky State University COP (BAM Insured)	4.00	11-1-2051	1,000,000	923,552
Kentucky State University COP (BAM Insured)	4.00	11-1-2056	1,000,000	912,929
				2,455,178
Transportation revenue: 0.11%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2030	2,000,000	1,616,633
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2031	2,780,000	2,096,627
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2032	2,500,000	1,762,585
Kentucky Public Transportation Infrastructure Authority Series C CCAB	6.40	7-1-2033	1,000,000	1,167,841
Kentucky Public Transportation Infrastructure Authority Series C CCAB	6.45	7-1-2034	2,505,000	2,920,835
				9,564,521
Utilities revenue: 0.53%
Kentucky Public Energy Authority Series A-1øø	5.25	4-1-2054	17,250,000	18,629,743
Kentucky Public Energy Authority Series C	5.00	5-1-2036	24,000,000	25,489,073
				44,118,816
				100,449,533
Louisiana: 1.54%
Airport revenue: 0.10%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2036	1,750,000	1,812,521
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 27

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00%	1-1-2037	$1,750,000	$1,808,454
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2038	1,500,000	1,546,761
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,145,000	1,145,229
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2040	2,000,000	2,061,661
				8,374,626
GO revenue: 0.02%
City of New Orleans Series A	5.00	12-1-2046	2,000,000	2,044,080
Health revenue: 0.06%
PFA Series VRS209 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.60	12-1-2052	5,000,000	5,000,000
Industrial development revenue: 0.33%
Louisiana Offshore Terminal Authority Loop LLC Series 2013Cøø	4.20	9-1-2034	5,200,000	5,291,473
Louisiana Offshore Terminal Authority Loop LLC Series Aøø	4.20	9-1-2033	15,000,000	15,251,419
Parish of St. James NuStar Logistics LPøø	3.70	8-1-2041	4,000,000	4,050,982
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	3,000,000	3,036,550
				27,630,424
Miscellaneous revenue: 0.02%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,555,000	1,427,620
Tax revenue: 0.43%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	10,000,000	10,339,651
Ernest N Morial New Orleans Exhibition Hall Authority	5.50	7-15-2053	5,000,000	5,232,806
Louisiana Stadium & Exposition District Series A	5.25	7-1-2053	20,000,000	20,723,870
				36,296,327
Transportation revenue: 0.28%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2054	13,020,000	13,245,853
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2059	10,000,000	10,097,098
				23,342,951
Utilities revenue: 0.08%
City of Lafayette Utilities Revenue Electric Projects (AG Insured)	5.00	11-1-2049	6,000,000	6,232,093
Water & sewer revenue: 0.22%
City of New Orleans Sewerage Service Revenue Series B	4.00	6-1-2050	1,200,000	1,070,817
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2045	1,500,000	1,528,688
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2038	350,000	356,213
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2039	400,000	405,687
The accompanying notes are an integral part of these financial statements.
28 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00%	6-1-2040	$350,000	$353,750
City of Shreveport Water & Sewer Revenue (AG Insured)	5.00	12-1-2037	2,325,000	2,591,972
City of Shreveport Water & Sewer Revenue (AG Insured)	5.00	12-1-2038	1,550,000	1,718,805
City of Shreveport Water & Sewer Revenue (AG Insured)	5.00	12-1-2040	1,750,000	1,907,425
City of Shreveport Water & Sewer Revenue Series B (AG Insured)	4.00	12-1-2036	730,000	737,237
City of Shreveport Water & Sewer Revenue Series B (AG Insured)	4.00	12-1-2044	1,000,000	938,541
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	6,075,000	5,729,538
Greater Ouachita Water Co. (BAM Insured)	4.50	9-1-2053	1,150,000	1,094,498
				18,433,171
				128,781,292
Maine: 0.16%
Health revenue: 0.13%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2040	1,700,000	1,701,802
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2045	4,500,000	4,231,201
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2028	1,445,000	1,489,335
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2029	1,535,000	1,653,871
Maine Health & Higher Educational Facilities Authority Series A (AG Insured)	4.00	7-1-2046	500,000	479,509
Maine Health & Higher Educational Facilities Authority Series A (AG Insured)	4.00	7-1-2050	1,000,000	938,916
				10,494,634
Resource recovery revenue: 0.03%
Finance Authority of Maine Casella Waste Systems, Inc. Series R AMT144A	5.00	8-1-2035	2,500,000	2,579,674
				13,074,308
Maryland: 0.18%
Education revenue: 0.00%
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	100,000	100,062
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2030	200,000	200,107
				300,169
Health revenue: 0.07%
County of Montgomery Trinity Health Corp. Obligated Group	4.00	12-1-2044	5,000,000	4,708,218
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2045	745,000	673,971
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2050	850,000	736,362
				6,118,551
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 29

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.04%
Maryland Stadium Authority Series A	5.00%	9-1-2037	$3,000,000	$3,339,714
Tax revenue: 0.03%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	2,500,000	2,093,057
Transportation revenue: 0.03%
Maryland State Transportation Authority Facilities Projects	4.00	7-1-2050	2,190,000	2,053,734
Water & sewer revenue: 0.01%
City of Baltimore Water Utility Fund Series A	4.00	7-1-2039	500,000	506,612
City of Baltimore Water Utility Fund Series A	4.00	7-1-2040	500,000	503,271
				1,009,883
				14,915,108
Massachusetts: 3.07%
Airport revenue: 0.19%
Massachusetts Port Authority Series A AMT	5.00	7-1-2039	4,005,000	4,310,855
Massachusetts Port Authority Series A AMT	5.00	7-1-2042	2,000,000	2,097,905
Massachusetts Port Authority Series E AMT	5.00	7-1-2046	1,975,000	2,018,448
Massachusetts Port Authority Series E AMT	5.00	7-1-2051	7,000,000	7,077,430
				15,504,638
Education revenue: 0.23%
Collegiate Charter School of Lowell	5.00	6-15-2039	1,000,000	1,001,332
Collegiate Charter School of Lowell	5.00	6-15-2049	1,750,000	1,661,477
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2045	2,400,000	2,024,564
Massachusetts Development Finance Agency Northeastern University	5.00	10-1-2044	7,000,000	7,428,571
Massachusetts Development Finance Agency Suffolk University	4.00	7-1-2051	1,000,000	826,903
Massachusetts Development Finance Agency Suffolk University	6.00	7-1-2050	2,750,000	2,926,536
Massachusetts Educational Financing Authority Series B AMT	4.25	7-1-2032	1,800,000	1,834,871
University of Massachusetts Building Authority Series 1	5.00	11-1-2036	1,590,000	1,592,028
				19,296,282
GO revenue: 1.09%
City of Revere	4.00	8-1-2047	4,000,000	3,830,721
Commonwealth of Massachusetts	4.00	5-1-2045	20,000,000	19,129,908
Commonwealth of Massachusetts Series A	5.00	5-1-2053	13,000,000	13,419,930
Commonwealth of Massachusetts Series A	5.00	1-1-2054	13,500,000	13,979,303
Commonwealth of Massachusetts Series D	5.00	10-1-2053	13,540,000	13,998,165
Commonwealth of Massachusetts Series E	5.00	11-1-2050	15,540,000	15,956,974
Commonwealth of Massachusetts Series E	5.25	9-1-2048	1,765,000	1,810,290
Commonwealth of Massachusetts Series F	5.00	11-1-2041	5,000,000	5,118,853
Town of Tyngsborough	4.00	10-15-2048	4,275,000	4,107,049
				91,351,193
The accompanying notes are an integral part of these financial statements.
30 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.81%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00%	8-15-2045	$4,950,000	$4,951,453
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series N (AG Insured)	5.50	7-1-2050	10,000,000	10,649,451
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	6,000,000	5,901,610
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series E	5.00	7-1-2035	5,115,000	5,140,170
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series E	5.00	7-1-2036	2,750,000	2,761,761
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	7,805,000	7,910,624
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series N	5.00	12-1-2046	3,000,000	3,014,073
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2040	1,000,000	1,002,455
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2041	1,200,000	1,193,012
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	15,000,000	15,340,074
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series Q	5.00	7-1-2047	6,085,000	6,101,200
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	4.00	10-1-2045	3,835,000	3,527,230
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	2.81	7-1-2040	445,000	445,000
				67,938,113
Miscellaneous revenue: 0.12%
Massachusetts Bay Transportation Authority Assessment Revenue Series A-2	5.00	7-1-2052	9,450,000	9,767,945
Tax revenue: 0.63%
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2047	6,485,000	6,546,847
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2048	11,510,000	11,676,340
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2049	16,500,000	16,796,263
Commonwealth of Massachusetts Transportation Fund Revenue Series B	5.00	6-1-2051	10,000,000	10,363,625
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.00	7-1-2040	6,920,000	6,998,283
				52,381,358
				256,239,529
Michigan: 1.71%
Airport revenue: 0.19%
Wayne County Airport Authority Detroit Metropolitan Series B AMT	5.00	12-1-2041	1,145,000	1,191,088
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 31

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Wayne County Airport Authority Detroit Metropolitan Series B (BAM Insured)	5.00%	12-1-2046	$1,400,000	$1,427,837
Wayne County Airport Authority Detroit Metropolitan Series G AMT	5.00	12-1-2033	12,305,000	13,638,569
				16,257,494
Education revenue: 0.07%
Michigan Finance Authority Bradford Academy	4.30	9-1-2030	705,000	670,854
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	1,205,000	1,035,926
Michigan Finance Authority Bradford Academy	5.00	9-1-2050	4,530,000	3,530,882
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	910,000	910,638
				6,148,300
GO revenue: 0.07%
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2049	2,250,000	2,351,709
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2054	3,000,000	3,110,088
				5,461,797
Health revenue: 0.30%
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2021	4.00	11-15-2045	750,000	636,631
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2022	4.00	11-15-2031	860,000	867,857
Michigan Finance Authority Corewell Health Obligated Group Series A	5.00	11-1-2044	4,000,000	4,001,549
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	3,000,000	2,688,508
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2016MI	5.00	12-1-2034	8,055,000	8,127,816
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2017-MI	5.00	12-1-2046	8,700,000	8,755,543
				25,077,904
Housing revenue: 0.54%
Michigan Municipal Bond Authority Series C (Ambac Insured)	4.75	5-1-2027	2,355,000	2,383,646
Michigan State Building Authority Series Iø	3.42	4-15-2059	28,280,000	28,280,000
Michigan State Building Authority Series I	5.00	4-15-2041	14,295,000	14,463,553
				45,127,199
Miscellaneous revenue: 0.07%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	6,000,000	5,441,257
Utilities revenue: 0.12%
Lansing Board of Water & Light Series A	5.25	7-1-2054	9,600,000	10,210,593
Water & sewer revenue: 0.35%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	6,905,000	6,967,397
The accompanying notes are an integral part of these financial statements.
32 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Great Lakes Water Authority Water Supply System Revenue Series D	4.00%	7-1-2032	$11,000,000	$11,042,589
Great Lakes Water Authority Water Supply System Revenue Series D (AG Insured)	4.00	7-1-2033	11,000,000	11,055,838
				29,065,824
				142,790,368
Minnesota: 0.41%
GO revenue: 0.02%
County of Hennepin Series A	5.00	12-1-2037	1,000,000	1,036,100
Shakopee Independent School District No. 720 Series A	4.00	2-1-2030	225,000	228,768
Shakopee Independent School District No. 720 Series A	4.00	2-1-2032	240,000	243,882
				1,508,750
Health revenue: 0.23%
City of Minneapolis Fairview Health Services Obligated Group Series A	4.00	11-15-2048	2,315,000	1,967,728
City of Minneapolis Fairview Health Services Obligated Group Series C (Bank of America N.A. LOC)ø	2.55	11-15-2048	5,000,000	5,000,000
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2048	1,500,000	1,518,117
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	10,000,000	10,449,628
				18,935,473
Housing revenue: 0.09%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	1.42	8-15-2038	100,000	100,000
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	3.29	11-1-2035	7,715,000	7,715,000
				7,815,000
Miscellaneous revenue: 0.02%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,000,477
Utilities revenue: 0.05%
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2042	3,895,000	3,948,548
				34,208,248
Mississippi: 0.26%
Industrial development revenue: 0.15%
Mississippi Business Finance Corp. Waste Pro USA, Inc. Series A AMT144Aøø	4.38	2-1-2048	12,500,000	12,503,945
Miscellaneous revenue: 0.07%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AG Insured)	5.00	9-1-2030	4,660,000	4,703,211
Mississippi Development Bank Lamar County School District	5.25	6-1-2045	1,075,000	1,149,448
				5,852,659
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 33

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.04%
State of Mississippi ABC Revenues	5.00%	10-1-2049	$3,000,000	$3,113,145
				21,469,749
Missouri: 0.43%
GO revenue: 0.06%
St. Louis School District	4.00	4-1-2030	4,840,000	4,855,681
Miscellaneous revenue: 0.31%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2037	3,000,000	3,114,571
Kansas City IDA Airport Revenue Series B AMT (AG Insured)	5.00	3-1-2049	23,075,000	23,244,982
				26,359,553
Water & sewer revenue: 0.06%
City of Kansas City Water Revenue Series A	5.00	12-1-2048	4,500,000	4,709,573
				35,924,807
Nebraska: 0.69%
Health revenue: 0.02%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2040	1,150,000	1,145,407
Miscellaneous revenue: 0.18%
Tender Option Bond Trust Receipts/Certificates Series CF7037 (AG Insured) (Citibank N.A. LIQ)144Aø	3.34	1-1-2041	15,000,000	15,000,000
Utilities revenue: 0.49%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2033	6,000,000	6,620,253
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	32,355,000	34,477,825
				41,098,078
				57,243,485
Nevada: 1.40%
GO revenue: 1.23%
City of Henderson Series A-1	4.00	6-1-2045	4,610,000	4,478,966
City of Henderson Series B-1	4.00	6-1-2039	4,060,000	4,133,981
City of Henderson Series B-1	4.00	6-1-2040	3,340,000	3,378,234
City of Las Vegas Series A	4.00	2-1-2038	1,335,000	1,357,721
Clark County School District Series A (AG Insured)	4.00	6-15-2035	9,585,000	9,691,076
Clark County School District Series A (AG Insured)	4.00	6-15-2036	850,000	872,845
Clark County School District Series A (AG Insured)	4.00	6-15-2037	900,000	918,715
Clark County School District Series A (AG Insured)	4.00	6-15-2038	850,000	863,998
Clark County School District Series A (AG Insured)	4.00	6-15-2039	1,000,000	1,011,255
Clark County School District Series A (AG Insured)	5.00	6-15-2032	900,000	989,999
Clark County School District Series A (AG Insured)	5.00	6-15-2033	825,000	903,143
Clark County School District Series A (AG Insured)	5.00	6-15-2034	950,000	1,035,009
Clark County School District Series A (AG Insured)	5.00	6-15-2035	1,000,000	1,085,602
County of Clark Series A	5.00	6-1-2043	9,360,000	9,583,893
County of Clark Series A	5.00	5-1-2048	50,215,000	51,075,901
The accompanying notes are an integral part of these financial statements.
34 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
County of Clark Series C	4.00%	7-1-2032	$6,000,000	$6,089,708
Las Vegas Valley Water District Series A	4.00	6-1-2034	4,600,000	4,876,824
				102,346,870
Industrial development revenue: 0.01%
County of Clark Southern California Edison Co.	2.10	6-1-2031	1,250,000	1,141,469
Tax revenue: 0.16%
County of Clark Sales & Excise Tax Revenue Streets & Highway Project	4.00	7-1-2043	4,500,000	4,471,427
Las Vegas Convention & Visitors Authority Clark County Combined Room Tax Revenue Series B	4.00	7-1-2049	10,000,000	9,062,370
				13,533,797
				117,022,136
New Hampshire: 0.91%
Education revenue: 0.27%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	5.25	6-1-2051	10,000,000	10,414,087
New Hampshire HEFA Act University System	5.00	7-1-2040	6,000,000	6,004,281
New Hampshire HEFA Act University System (BAM Insured)	5.25	7-1-2048	5,860,000	6,211,633
				22,630,001
Health revenue: 0.33%
New Hampshire HEFA Act Concord Hospital Obligated Group	5.00	10-1-2047	5,000,000	5,026,098
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	5.00	8-1-2036	2,660,000	2,744,466
RBC Municipal Products, Inc. Trust Series 2025-C24 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	3.36	11-1-2041	20,000,000	20,000,000
				27,770,564
Housing revenue: 0.07%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	5,888,486	5,998,701
Resource recovery revenue: 0.24%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,560,000	2,696,887
New Hampshire Business Finance Authority Waste Management, Inc. Series A AMTøø	4.00	10-1-2033	17,000,000	17,015,718
				19,712,605
				76,111,871
New Jersey: 1.36%
Airport revenue: 0.01%
South Jersey Port Corp. Series S-1	5.00	1-1-2039	1,350,000	1,350,991
Education revenue: 0.01%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2047	750,000	689,951
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 35

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.00%
New Jersey Health Care Facilities Financing Authority AHS Hospital Corp. Series B (Bank of America N.A. LOC)ø	0.85%	7-1-2036	$100,000	$100,000
Housing revenue: 0.92%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	9,510,000	10,064,961
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	2,620,000	2,577,277
New Jersey EDA Portal North Bridge Project Series A	5.00	11-1-2038	5,000,000	5,485,537
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	3,000,000	3,262,814
New Jersey TTFA Series A¤	0.00	12-15-2026	1,150,000	1,118,988
New Jersey TTFA Series A¤	0.00	12-15-2028	10,100,000	9,261,194
New Jersey TTFA Series A¤	0.00	12-15-2029	11,875,000	10,568,134
New Jersey TTFA Series A¤	0.00	12-15-2030	8,000,000	6,898,376
New Jersey TTFA Series A¤	0.00	12-15-2031	4,500,000	3,749,577
New Jersey TTFA Series A CAB¤	0.00	12-15-2039	10,000,000	5,792,336
New Jersey TTFA Series AA	5.00	6-15-2038	2,000,000	2,189,889
New Jersey TTFA Series CC	5.25	6-15-2046	6,000,000	6,697,098
Union County Utilities Authority Covanta Union LLC Series A AMT	5.25	12-1-2031	8,950,000	8,965,972
				76,632,153
Industrial development revenue: 0.05%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	4,210,000	4,215,462
Miscellaneous revenue: 0.24%
New Jersey TTFA Series A	4.25	6-15-2040	4,375,000	4,451,663
New Jersey TTFA Series AA	5.25	6-15-2050	7,000,000	7,367,981
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,198,366
				20,018,010
Tax revenue: 0.04%
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,205,999
Transportation revenue: 0.09%
South Jersey Transportation Authority Series A	5.00	11-1-2041	1,000,000	1,060,320
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,500,000	1,539,498
Tender Option Bond Trust Receipts/Certificates Series XX1405 (Barclays Bank plc LIQ)144Aø	2.53	1-1-2055	5,035,000	5,035,000
				7,634,818
				113,847,384
New Mexico: 0.14%
Industrial development revenue: 0.14%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	5,000,000	4,739,623
City of Farmington Southern California Edison Co. Series B	1.80	4-1-2029	7,000,000	6,635,471
				11,375,094
The accompanying notes are an integral part of these financial statements.
36 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 11.75%
Airport revenue: 2.00%
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50%	7-1-2044	$1,000,000	$1,060,995
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2045	1,250,000	1,316,723
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2050	5,500,000	5,711,902
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	6,250,000	6,557,434
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,306,218
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2037	2,000,000	2,120,519
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2038	3,000,000	3,166,909
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	13,000,000	13,634,748
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2042	3,385,000	3,464,159
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2039	700,000	686,140
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2040	900,000	868,722
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	1,000,000	1,067,558
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2037	700,000	729,865
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	2,475,000	2,676,988
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2036	1,750,000	1,883,142
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2037	1,750,000	1,873,765
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	17,000,000	17,341,678
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT (AG Insured)	5.25	12-31-2054	5,000,000	5,068,989
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	3,000,000	3,035,386
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	18,000,000	18,145,759
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2044	2,000,000	2,179,419
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2050	2,500,000	2,657,833
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	6,500,000	6,718,445
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2049	5,000,000	5,036,104
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2054	5,000,000	4,987,075
New York Transportation Development Corp. JFK NTO LLC AMT (BAM Insured)	5.25	6-30-2049	5,000,000	5,120,072
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 37

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00%	7-1-2041	$3,250,000	$3,250,259
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	10,435,000	10,434,550
Port Authority of New York & New Jersey Series 205th	5.25	11-15-2039	16,580,000	17,168,550
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	7,000,000	6,836,406
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,040,807
Port Authority of New York & New Jersey Series 218 AMT	4.00	11-1-2041	2,275,000	2,229,744
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2045	5,000,000	4,612,654
				166,989,517
Education revenue: 0.77%
Babylon L D Corp. II Series A	6.65	2-1-2053	7,265,000	7,333,792
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	4.75	6-15-2040	1,000,000	988,690
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	5.25	6-15-2045	1,000,000	987,587
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.75	4-15-2043	2,000,000	2,069,943
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.75	4-15-2043	3,290,000	3,403,107
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2040	3,400,000	3,355,568
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2041	3,450,000	3,365,805
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2044	1,025,000	962,169
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	5,000,000	3,862,846
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	10,030,000	9,177,164
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	6,085,000	6,172,119
Monroe County Industrial Development Corp. University of Rochester Series A	5.00	7-1-2053	7,000,000	7,283,102
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,150,819
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	867,579
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00	7-1-2040	3,000,000	3,000,374
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2027	335,000	343,822
New York State Dormitory Authority Series A	5.00	7-1-2049	4,265,000	4,374,659
New York State Dormitory Authority St. John’s University Series A	4.00	7-1-2048	2,000,000	1,755,358
Tender Option Bond Trust Receipts/Certificates Series XM1250 (Royal Bank of Canada LIQ)144Aø	3.34	12-1-2032	4,060,000	4,060,000
				64,514,503
GO revenue: 1.72%
City of New York Series A-1	5.25	9-1-2042	8,750,000	9,381,599
City of New York Series A-1	5.25	9-1-2043	21,165,000	22,571,524
City of New York Series A6 (JPMorgan Chase Bank N.A. SPA)ø	2.50	8-1-2044	18,080,000	18,080,000
City of New York Series B-1	5.00	10-1-2038	2,650,000	2,794,287
The accompanying notes are an integral part of these financial statements.
38 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New York Series C	4.00%	8-1-2039	$3,000,000	$3,018,932
City of New York Series C	5.25	3-1-2053	37,500,000	39,140,831
City of New York Series D-1	5.25	5-1-2041	6,000,000	6,462,029
City of New York Series D-1	5.25	5-1-2042	1,000,000	1,069,004
City of New York Series E1	5.25	4-1-2047	10,000,000	10,467,668
City of New York Series E-1	5.00	3-1-2039	8,800,000	9,082,564
City of New York Series F-1	5.00	3-1-2043	4,000,000	4,164,051
City of New York Series F-1	5.00	3-1-2050	6,500,000	6,615,114
City of Yonkers Series C (AG Insured)	5.00	3-15-2036	2,000,000	2,243,175
City of Yonkers Series C (AG Insured)	5.00	3-15-2037	1,100,000	1,226,487
City of Yonkers Series C (AG Insured)	5.00	3-15-2038	1,140,000	1,263,914
City of Yonkers Series F (BAM Insured)	5.00	11-15-2040	850,000	929,707
City of Yonkers Series F (BAM Insured)	5.00	11-15-2041	750,000	812,130
City of Yonkers Series F (BAM Insured)	5.00	11-15-2042	1,000,000	1,072,846
Village of Valley Stream Series A BAN	5.13	5-8-2026	3,000,000	3,009,100
				143,404,962
Health revenue: 0.45%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	3.42	7-1-2048	9,425,000	9,425,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	9,615,000	9,188,873
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	9,965,000	9,434,765
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	9-1-2038	2,890,000	2,703,788
New York State Dormitory Authority Mount Sinai Hospital Obligated Group	5.25	7-1-2050	6,000,000	6,023,004
Westchester County Local Development Corp. Health Care Corp. Obligated Group (AG Insured)	5.25	11-1-2034	1,000,000	1,134,628
				37,910,058
Housing revenue: 0.29%
New York City Transitional Finance Authority Building Aid Revenue Series S-3A	4.00	7-15-2038	8,500,000	8,564,647
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2034	5,000	5,326
New York State Thruway Authority Personal Income Tax Revenue Series A-1	4.00	3-15-2044	5,000,000	4,833,016
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 247 (TD Bank N.A. SPA)ø	2.35	10-1-2052	3,600,000	3,600,000
Yonkers Industrial Development Agency New Community School Project	5.00	5-1-2047	5,000,000	5,195,097
Yonkers Industrial Development Agency New Community School Project	5.25	5-1-2051	1,600,000	1,676,777
				23,874,863
Industrial development revenue: 0.80%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	934,223
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 39

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
New York State Energy Research & Development Authority Rochester Gas & Electric Corp. Series B	3.80%	8-1-2032	$5,000,000	$5,162,901
New York Transportation Development Corp. American Airlines, Inc. AMT	3.00	8-1-2031	2,000,000	1,897,517
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2032	12,000,000	12,339,518
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	5,005,000	5,118,221
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	20,000,000	20,862,088
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	18,500,000	18,755,933
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2046	1,515,000	1,346,970
				66,417,371
Miscellaneous revenue: 0.64%
Hudson Yards Infrastructure Corp. Series A (AG Insured)	4.00	2-15-2047	8,000,000	7,484,986
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2031	1,000,000	1,100,681
New York Liberty Development Corp. Port Authority of New York & New Jersey Series 1	4.00	2-15-2043	4,500,000	4,392,779
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2034	1,745,000	1,835,130
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2035	1,000,000	1,049,302
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	3,000,000	3,044,298
Tender Option Bond Trust Receipts/Certificates Series 2025- XL0583 (JPMorgan Chase Bank N.A. LIQ)144Aø	2.65	12-1-2032	6,605,000	6,605,000
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A	5.00	5-15-2047	15,000,000	15,477,085
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	5-15-2047	8,000,000	8,254,446
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C-1A	4.00	5-15-2042	2,250,000	2,222,946
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	2,650,000	2,416,502
				53,883,155
Resource recovery revenue: 0.04%
New York State Environmental Facilities Corp. Waste Management, Inc. AMTøø	3.40	5-1-2030	3,750,000	3,750,447
Tax revenue: 2.83%
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2041	3,750,000	3,968,650
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2042	4,075,000	4,287,823
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	8,045,000	7,903,385
Empire State Development Corp. Personal Income Tax Revenue Series C	5.00	3-15-2047	8,000,000	8,228,796
The accompanying notes are an integral part of these financial statements.
40 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00%	3-15-2043	$8,040,000	$7,800,573
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2046	5,670,000	5,238,346
New York City Transitional Finance Authority Future Tax Secured Revenue Series A	5.00	5-1-2045	5,000,000	5,288,481
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	1,900,000	1,878,830
New York City Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	5-1-2038	5,000,000	5,278,159
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2	5.00	8-1-2037	12,140,000	12,502,378
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2 (Bank of America N.A. SPA)ø	2.50	5-1-2055	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.25	5-1-2048	4,000,000	4,242,799
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2044	5,770,000	6,308,691
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2047	7,040,000	7,559,789
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2041	5,580,000	5,498,860
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,000,000	4,958,693
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	10,000,000	9,711,375
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	5.00	5-1-2050	11,105,000	11,443,976
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2043	2,335,000	2,242,586
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2044	10,710,000	10,174,150
New York City Transitional Finance Authority Future Tax Secured Revenue Series D	5.00	5-1-2049	3,900,000	4,029,788
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.50	11-1-2045	21,670,000	23,262,153
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2038	4,000,000	4,056,938
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	5-1-2042	2,390,000	2,429,563
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	2-1-2049	7,695,000	7,936,526
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2034	3,790,000	3,837,326
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	6,750,000	6,958,933
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.25	3-15-2052	4,500,000	4,729,346
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 41

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00%	2-15-2039	$5,000,000	$5,036,084
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.00	2-15-2048	12,500,000	12,790,420
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	6,000,000	5,866,663
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2044	2,700,000	2,589,302
New York State Dormitory Authority Sales Tax Revenue Series A	5.00	3-15-2054	5,000,000	5,175,432
New York State Thruway Authority Personal Income Tax Revenue Series A	5.00	3-15-2048	10,000,000	10,321,932
Tender Option Bond Trust Receipts/Certificates Series XF1942 (Bank of America N.A. LIQ)144Aø	3.35	11-1-2045	3,520,000	3,520,000
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2064	4,000,000	4,162,552
				236,219,298
Transportation revenue: 0.90%
Metropolitan Transportation Authority Series A	5.25	11-15-2049	10,000,000	10,471,317
Metropolitan Transportation Authority Series A-1 (AG Insured)	4.00	11-15-2041	3,740,000	3,652,139
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	12,640,000	13,040,833
Metropolitan Transportation Authority Series C	5.00	11-15-2040	3,425,000	3,541,630
Metropolitan Transportation Authority Series C (AG Insured)	5.00	11-15-2041	9,700,000	10,021,600
Metropolitan Transportation Authority Series C (BAM Insured)	5.00	11-15-2042	3,005,000	3,088,574
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2044	3,975,000	4,071,755
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2046	10,000,000	10,597,945
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2047	4,000,000	4,151,200
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2049	7,750,000	7,954,432
Triborough Bridge & Tunnel Authority Series A	5.50	11-15-2057	4,000,000	4,253,984
				74,845,409
Utilities revenue: 0.12%
Long Island Power Authority Series Bøø	3.00	9-1-2055	10,000,000	10,019,336
Water & sewer revenue: 1.19%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	5.25	6-15-2053	5,000,000	5,278,542
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1	5.25	6-15-2052	5,250,000	5,504,559
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1 (JPMorgan Chase Bank N.A. SPA)ø	2.50	6-15-2050	2,000,000	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series AA-4 (State Street Bank & Trust Co. SPA)ø	2.50	6-15-2049	3,000,000	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1	5.00	6-15-2046	8,000,000	8,094,163
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1	5.25	6-15-2054	7,000,000	7,348,912
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Bank of America N.A. SPA)ø	2.50	6-15-2049	4,000,000	4,000,000
The accompanying notes are an integral part of these financial statements.
42 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.00%	6-15-2049	$12,240,000	$12,543,369
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.25	6-15-2054	11,005,000	11,574,081
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.25	6-15-2047	24,940,000	25,819,141
New York City Municipal Water Finance Authority Water & Sewer System Series DD1	5.00	6-15-2048	3,000,000	3,043,645
New York State Environmental Facilities Corp. Revolving Fund Series B	5.00	6-15-2048	10,035,000	10,306,023
Western Nassau County Water Authority Series A	4.00	4-1-2046	1,100,000	1,045,808
				99,558,243
				981,387,162
North Carolina: 0.57%
Airport revenue: 0.04%
Raleigh Durham Airport Authority Series A AMT	5.00	5-1-2035	3,400,000	3,618,497
Education revenue: 0.03%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	490,555
North Carolina Capital Facilities Finance Agency Wake Forest University	5.00	1-1-2033	1,000,000	1,009,225
University of North Carolina at Asheville	5.00	6-1-2042	625,000	626,411
				2,126,191
Health revenue: 0.15%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series A	5.00	1-15-2036	500,000	528,431
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	2,500,000	2,528,855
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Obligated Group	5.00	11-1-2031	1,500,000	1,521,079
North Carolina Medical Care Commission Duke University Health System, Inc. Obligated Group Series E (Royal Bank of Canada SPA)ø	1.30	6-1-2055	4,125,000	4,125,000
North Carolina Medical Care Commission FirstHealth of the Carolinas, Inc. Series D (Truist Bank LOC)ø	2.45	10-1-2032	1,640,000	1,640,000
North Carolina Medical Care Commission Forest at Duke, Inc. Obligated Group	4.00	9-1-2051	1,100,000	897,899
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	1,500,000	1,505,841
				12,747,105
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 43

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.04%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00%	10-1-2034	$2,250,000	$2,260,818
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.55	7-1-2044	1,000,000	1,008,510
				3,269,328
Miscellaneous revenue: 0.01%
City of Charlotte Series C COP	5.00	6-1-2030	1,000,000	1,001,925
Resource recovery revenue: 0.12%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.35	6-1-2038	10,000,000	10,000,000
Transportation revenue: 0.15%
North Carolina Department of Transportation I-77 Mobility Partners LLC AMT	5.00	6-30-2028	1,275,000	1,276,664
North Carolina Turnpike Authority (AG Insured)	5.00	1-1-2049	4,500,000	4,574,021
North Carolina Turnpike Authority Series A	5.00	7-1-2042	500,000	502,016
North Carolina Turnpike Authority Series A (AG Insured)	5.00	1-1-2054	6,000,000	6,135,666
				12,488,367
Water & sewer revenue: 0.03%
City of Mebane Combined Utilities Revenue	4.00	8-1-2049	2,675,000	2,555,475
				47,806,888
North Dakota: 0.42%
Housing revenue: 0.26%
North Dakota Housing Finance Agency Series C (TD Bank N.A. SPA)ø	1.37	1-1-2046	6,960,000	6,960,000
Tender Option Bond Trust Receipts/Certificates Series XG0619 (Morgan Stanley LIQ)144Aø	3.35	7-1-2045	15,000,000	15,000,000
				21,960,000
Miscellaneous revenue: 0.11%
University of North Dakota Series A COP	5.00	4-1-2057	9,000,000	9,089,399
Water & sewer revenue: 0.05%
North Dakota PFA Series A	5.00	10-1-2038	3,780,000	3,962,840
				35,012,239
Ohio: 1.50%
Airport revenue: 0.08%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2040	6,000,000	6,422,385
Education revenue: 0.16%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2035	650,000	629,133
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2040	720,000	655,595
The accompanying notes are an integral part of these financial statements.
44 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Ohio Higher Educational Facility Commission Kenyon College	5.00%	7-1-2037	$3,100,000	$3,421,962
Tender Option Bond Trust Receipts/Certificates Series XF3114 (Morgan Stanley Bank LIQ)144Aø	3.35	10-1-2053	5,750,000	5,750,000
University of Akron Series A	5.00	1-1-2038	3,000,000	3,016,450
				13,473,140
GO revenue: 0.11%
State of Ohio Series A	5.00	2-1-2036	4,265,000	4,273,296
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1208 (Royal Bank of Canada LIQ)144Aø	3.35	12-1-2030	5,200,000	5,200,000
				9,473,296
Health revenue: 0.56%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	4,830,000	4,605,497
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2047	3,000,000	2,617,093
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2047	5,205,000	4,949,314
County of Franklin OhioHealth Obligated Group Series A	4.00	5-15-2047	1,000,000	927,966
County of Franklin Trinity Health Corp. Obligated Group Series A	4.00	12-1-2044	3,450,000	3,257,108
County of Franklin Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	5,000,000	5,037,914
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group Series CC	5.00	11-15-2041	2,250,000	2,568,585
County of Hamilton UC Health Obligated Group	5.00	9-15-2045	7,500,000	7,503,303
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	4,250,000	4,182,789
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	3,000,000	2,919,843
State of Ohio Children’s Hospital Medical Center of Akron Obligated Group Series A	5.25	8-15-2048	5,000,000	5,328,016
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0507 (Royal Bank of Canada LIQ)144Aø	3.35	11-15-2041	2,800,000	2,800,000
				46,697,428
Housing revenue: 0.47%
Ohio Water Development Authority	5.00	12-1-2035	5,390,000	5,467,605
Ohio Water Development Authority	5.00	12-1-2036	2,000,000	2,026,449
RiverSouth Authority Series A	5.75	12-1-2027	1,200,000	1,200,367
State of Ohio Department of Rehabilitation & Correction Series Bø	2.45	10-1-2045	10,000,000	10,000,000
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2026	2,030,000	2,032,327
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2028	1,610,000	1,612,786
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2030	2,250,000	2,253,857
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2035	12,000,000	12,017,144
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2039	2,500,000	2,500,105
				39,110,640
Tax revenue: 0.06%
County of Franklin Sales Tax Revenue	5.00	6-1-2048	5,000,000	5,101,462
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 45

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.03%
Port of Greater Cincinnati Development Authority 3CDC Master Parking LLC Obligated Group Series A (AG Insured)	5.00%	12-1-2050	$1,000,000	$1,021,392
Summit County Development Finance Authority University of Akron Parking Project	5.50	12-1-2043	1,700,000	1,804,521
				2,825,913
Utilities revenue: 0.03%
Ohio Air Quality Development Authority Duke Energy Corp. Series A AMTøø	4.25	11-1-2039	2,000,000	2,031,248
				125,135,512
Oklahoma: 0.81%
Airport revenue: 0.35%
Oklahoma City Airport Trust AMT	5.00	7-1-2043	9,000,000	9,110,204
Oklahoma City Airport Trust AMT	5.00	7-1-2047	11,500,000	11,542,028
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.00	6-1-2043	4,485,000	4,527,793
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.25	6-1-2048	3,770,000	3,807,296
				28,987,321
Education revenue: 0.01%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	6.00	6-15-2044	1,000,000	979,955
Health revenue: 0.07%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2032	2,365,000	2,368,812
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.90	8-15-2031	2,660,000	2,660,000
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	3.65	8-15-2031	1,230,000	1,230,000
				6,258,812
Housing revenue: 0.28%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2030	2,000,000	2,023,554
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2031	1,145,000	1,158,409
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	4,440,000	4,511,828
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2031	5,520,000	5,602,649
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	4,000,000	4,048,058
Oklahoma Development Finance Authority State University Series A	5.25	6-1-2037	4,535,000	5,044,913
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	1,000,000	984,152
				23,373,563
The accompanying notes are an integral part of these financial statements.
46 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Series A	5.00%	1-1-2042	$1,000,000	$1,000,000
Oklahoma Turnpike Authority Series B	5.00	1-1-2042	1,000,000	1,101,562
				2,101,562
Utilities revenue: 0.08%
Oklahoma Municipal Power Authority Series A (AG Insured)	5.25	1-1-2051	6,000,000	6,390,460
				68,091,673
Oregon: 1.48%
Airport revenue: 1.00%
Port of Portland Airport Revenue Series 24B AMT	5.00	7-1-2034	1,905,000	1,933,350
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2049	48,000,000	49,987,930
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2054	31,000,000	32,013,973
				83,935,253
GO revenue: 0.03%
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2044	2,500,000	1,050,158
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2051	5,000,000	1,406,216
				2,456,374
Health revenue: 0.37%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	4,500,000	4,514,582
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.13	11-15-2040	500,000	503,081
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.25	11-15-2050	500,000	482,334
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.38	11-15-2055	1,000,000	976,484
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2045	4,390,000	4,480,143
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A (AG Insured)	4.00	8-15-2045	13,650,000	12,727,918
Oregon Health & Science University Obligated Group Series A	4.00	7-1-2044	2,000,000	1,924,994
Salem Hospital Facility Authority Health Obligated Group Series A	5.00	5-15-2046	5,000,000	5,009,206
				30,618,742
Utilities revenue: 0.08%
City of Eugene Electric Utility System Revenue	5.00	8-1-2049	4,500,000	4,731,851
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2045	1,260,000	1,218,350
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2049	800,000	742,306
				6,692,507
				123,702,876
Pennsylvania: 5.88%
Airport revenue: 0.49%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2036	10,000,000	10,630,154
Allegheny County Airport Authority Series A AMT (AG Insured)	4.00	1-1-2046	2,000,000	1,795,476
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 47

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City of Philadelphia Airport Revenue Series B AMT	5.00%	7-1-2029	$1,000,000	$1,031,444
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2031	750,000	771,264
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	7,860,000	7,922,943
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2047	9,950,000	9,959,522
City of Philadelphia Airport Revenue Series B AMT	5.25	7-1-2041	1,700,000	1,860,492
City of Philadelphia Airport Revenue Series B AMT	5.25	7-1-2045	2,000,000	2,109,469
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2037	1,695,000	1,699,438
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2038	1,260,000	1,255,840
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2039	1,830,000	1,806,269
				40,842,311
Education revenue: 0.28%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2035	1,690,000	1,750,789
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2045	2,500,000	2,413,856
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	942,470
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2032	3,000,000	3,221,998
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2034	3,000,000	3,200,853
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2046	4,885,000	5,013,513
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2043	2,500,000	2,454,446
Philadelphia IDA St. Joseph’s University Series C	4.00	11-1-2038	1,000,000	1,003,425
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	1,250,000	1,237,607
State Public School Building Authority Community College Of Philadelphia Series A (BAM Insured)	5.00	6-15-2026	2,000,000	2,002,164
				23,241,121
GO revenue: 0.61%
City of Philadelphia Series A	5.25	8-1-2044	2,500,000	2,748,887
Cumberland Valley School District Series A (AG Insured)	5.00	11-15-2044	1,275,000	1,335,701
Cumberland Valley School District Series A (AG Insured)	5.00	11-15-2047	3,600,000	3,711,926
Interboro School District (AG Insured)	5.50	8-15-2063	1,580,000	1,679,100
North Pocono School District Series A (AG Insured)	4.00	9-15-2029	2,170,000	2,241,936
North Pocono School District Series A (AG Insured)	4.00	9-15-2032	1,750,000	1,796,288
School District of Philadelphia Series A	4.00	9-1-2037	2,365,000	2,409,299
School District of Philadelphia Series A	4.00	9-1-2038	1,700,000	1,725,634
School District of Philadelphia Series A	5.00	9-1-2044	4,140,000	4,228,711
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	5,500,000	5,562,767
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	7,000,000	7,047,806
School District of Philadelphia Series F	5.00	9-1-2035	3,820,000	3,868,546
State College Area School District	5.00	3-15-2040	5,000,000	5,000,955
West Mifflin School District (AG Insured)	5.00	4-1-2026	1,200,000	1,206,416
West Mifflin School District (AG Insured)	5.00	4-1-2027	1,000,000	1,016,590
Williamsport Area School District (AG Insured)	4.00	3-1-2032	1,440,000	1,440,437
Williamsport Area School District (AG Insured)	4.00	3-1-2033	1,490,000	1,490,462
The accompanying notes are an integral part of these financial statements.
48 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Williamsport Area School District (AG Insured)	4.00%	3-1-2034	$1,555,000	$1,555,500
Williamsport Area School District (AG Insured)	4.00	3-1-2035	1,205,000	1,205,348
				51,272,309
Health revenue: 1.56%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	5.00	4-1-2047	5,000,000	4,996,198
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.02	11-15-2047	10,000,000	9,910,207
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2039	2,250,000	2,225,401
Chester County HEFA Main Line Health System, Inc. Obligated Group Series A	4.00	9-1-2050	3,500,000	3,105,739
Geisinger Authority Kaiser Obligated Group Series A-1	4.00	2-15-2047	22,000,000	19,558,011
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group	5.00	7-1-2033	1,000,000	1,014,660
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AG Insured)	5.00	7-1-2037	4,175,000	4,543,488
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	10,000,000	10,030,541
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2044	1,200,000	1,214,053
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2035	2,750,000	2,780,111
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2038	1,000,000	995,504
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	5.00	9-1-2031	4,100,000	4,392,588
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2043	3,085,000	3,129,119
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.00	8-15-2049	6,000,000	6,144,916
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.25	8-15-2053	10,000,000	10,490,809
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	1,250,000	1,252,619
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,500,000	1,516,211
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	2-15-2042	6,000,000	5,664,539
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	4,000,000	3,757,739
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2036	1,000,000	1,089,047
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2038	2,150,000	2,313,388
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2039	3,500,000	3,749,136
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	6,500,000	5,900,798
Pennsylvania EDFA UPMC Obligated Group Series B	4.00	3-15-2040	3,000,000	2,936,350
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	7,000,000	7,130,600
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2042	3,000,000	3,043,066
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 49

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Quakertown General Authority LifeQuest Obligated Group Series C	4.50%	7-1-2027	$315,000	$310,752
Quakertown General Authority LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	972,699
Union County Hospital Authority WellSpan Evangelical Community Hospital Obligated Group Series B	5.00	8-1-2043	4,000,000	4,025,098
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	625,000	606,591
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	700,000	731,420
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2030	550,000	580,058
				130,111,456
Housing revenue: 0.85%
Chester County School Authority Intermediate Unit (BAM Insured)	5.00	4-1-2041	1,745,000	1,873,126
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	603,297
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	16,448,995
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	6,000,000	6,277,791
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	6.00	6-30-2061	2,500,000	2,634,384
Pennsylvania Housing Finance Agency	4.45	10-1-2044	3,000,000	3,011,534
Pennsylvania Housing Finance Agency Series 142-A	5.00	10-1-2043	5,900,000	6,094,492
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,575,000	2,711,176
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,915,000	1,941,154
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2035	16,715,000	16,929,719
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2030	3,800,000	3,862,896
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2031	5,000,000	5,081,851
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2030	1,065,000	1,094,461
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2031	1,110,000	1,139,639
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2032	1,155,000	1,183,875
				70,888,390
Miscellaneous revenue: 0.03%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	2,635,000	2,827,652
Resource recovery revenue: 0.43%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	10,000,000	10,366,108
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.65	6-1-2044	7,000,000	7,000,000
Pennsylvania EDFA Republic Services, Inc. Series A AMTøø	3.45	4-1-2034	3,250,000	3,250,074
Pennsylvania EDFA Waste Management Obligated Group AMTøø	3.40	8-1-2045	15,000,000	15,002,042
				35,618,224
Tax revenue: 0.07%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2036	750,000	799,993
The accompanying notes are an integral part of these financial statements.
50 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2042	$2,000,000	$2,069,361
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	3,000,000	3,148,757
				6,018,111
Tobacco revenue: 0.28%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	24,000,000	23,634,938
Transportation revenue: 1.03%
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	4.13	1-1-2044	1,140,000	1,119,595
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2032	2,110,000	2,351,899
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2033	2,455,000	2,714,197
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2039	1,500,000	1,579,521
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	6,000,000	6,163,992
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.25	12-1-2048	5,145,000	5,263,326
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2040	1,000,000	1,099,257
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2041	3,000,000	3,266,483
Pennsylvania Turnpike Commission Series 2nd	5.00	12-1-2035	9,900,000	10,287,155
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	8,905,000	9,232,144
Pennsylvania Turnpike Commission Series A (AG Insured)	4.00	12-1-2049	8,095,000	7,557,082
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,773,771
Pennsylvania Turnpike Commission Series B	4.00	12-1-2046	3,000,000	2,837,469
Pennsylvania Turnpike Commission Series B	5.25	12-1-2052	8,250,000	8,669,753
Pennsylvania Turnpike Commission Series B-1	5.00	6-1-2028	1,450,000	1,499,852
Pennsylvania Turnpike Commission Series B-1	5.25	6-1-2047	9,960,000	10,091,500
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2027	1,260,000	1,301,201
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2031	5,000,000	5,166,299
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,296,554
				86,271,050
Utilities revenue: 0.06%
Philadelphia Gas Works Co. Series A (AG Insured)	4.00	8-1-2045	5,000,000	4,834,720
Water & sewer revenue: 0.19%
City of Philadelphia Water & Wastewater Revenue Series B	5.00	7-1-2033	8,000,000	8,011,162
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	2,200,000	2,353,948
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	5,500,000	5,089,897
				15,455,007
				491,015,289
Rhode Island: 0.27%
Airport revenue: 0.03%
Rhode Island Commerce Corp. Airport Corp.	5.00	7-1-2031	2,115,000	2,204,725
Education revenue: 0.02%
Rhode Island Health & Educational Building Corp. Providence College Series A	5.00	11-1-2046	1,855,000	1,899,282
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 51

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.01%
Providence Public Building Authority Capital Improvement Projects Series A (AG Insured)	5.25%	9-15-2044	$1,000,000	$1,070,311
Miscellaneous revenue: 0.08%
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2042	2,000,000	2,173,303
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2043	2,335,000	2,509,714
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2044	2,100,000	2,238,467
				6,921,484
Tax revenue: 0.13%
Rhode Island Turnpike & Bridge Authority Series A	5.00	10-1-2040	10,640,000	10,663,264
				22,759,066
South Carolina: 1.39%
Education revenue: 0.29%
South Carolina Jobs-EDA American Leadership Academy - Lexington Series A	5.50	6-15-2033	16,000,000	15,833,426
University of South Carolina Series A	5.00	5-1-2043	8,155,000	8,247,002
				24,080,428
Health revenue: 0.08%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	6,000,000	6,465,758
Housing revenue: 0.00%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.60	7-1-2028	236,000	236,000
Utilities revenue: 1.02%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	2,000,000	2,137,080
Patriots Energy Group Financing Agency Series B-1øø	5.25	2-1-2054	10,000,000	10,810,526
South Carolina Public Service Authority Series A	4.00	12-1-2040	1,500,000	1,486,781
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2049	17,500,000	18,273,658
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2054	18,000,000	18,656,764
South Carolina Public Service Authority Series E	5.75	12-1-2047	31,250,000	33,560,662
				84,925,471
				115,707,657
South Dakota: 0.38%
GO revenue: 0.07%
County of Lincoln COP	5.00	12-1-2048	6,000,000	6,218,306
Health revenue: 0.26%
South Dakota HEFA Avera Health Obligated Group	5.00	7-1-2046	10,000,000	10,066,145
The accompanying notes are an integral part of these financial statements.
52 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
South Dakota HEFA Avera Health Obligated Group Series A	5.25%	7-1-2054	$10,000,000	$10,497,982
South Dakota HEFA Sanford Obligated Group Series B	5.00	11-1-2040	1,200,000	1,336,135
				21,900,262
Housing revenue: 0.05%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,548,770
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,042,442
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,288,035
				3,879,247
				31,997,815
Tennessee: 1.81%
Airport revenue: 0.31%
Metropolitan Knoxville Airport Authority Series A	5.25	6-1-2049	4,250,000	4,481,924
Metropolitan Nashville Airport Authority Series B AMT	5.25	7-1-2047	15,750,000	16,281,110
Metropolitan Nashville Airport Authority Series B AMT	5.50	7-1-2052	5,000,000	5,219,716
				25,982,750
Health revenue: 0.45%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	8,500,000	8,816,050
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2046	4,000,000	4,003,795
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2048	2,750,000	2,760,726
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A (AG Insured)	5.00	6-1-2035	16,000,000	17,990,269
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.58	9-1-2036	3,965,000	3,965,000
				37,535,840
Miscellaneous revenue: 0.11%
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series A (AG Insured)	5.25	7-1-2048	4,000,000	4,199,611
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AG Insured)	5.00	7-1-2041	2,015,000	2,164,019
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AG Insured)	5.00	7-1-2043	2,515,000	2,650,959
				9,014,589
Utilities revenue: 0.94%
Tennergy Corp. Series Aøø	4.00	12-1-2051	29,050,000	29,543,458
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 53

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tennergy Corp. Series Aøø	5.50%	10-1-2053	$10,000,000	$10,726,199
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	13,000,000	13,365,262
Tennessee Energy Acquisition Corp. Series A	5.00	12-1-2035	20,000,000	21,505,792
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,640,000	2,820,291
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2026	605,000	611,155
				78,572,157
				151,105,336
Texas: 9.14%
Airport revenue: 0.49%
City of Austin Airport System Revenue AMT	5.00	11-15-2039	8,000,000	8,001,787
City of Austin Airport System Revenue AMT	5.00	11-15-2040	3,000,000	3,167,766
City of Austin Airport System Revenue AMT	5.00	11-15-2044	3,500,000	3,500,782
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2041	4,750,000	4,839,984
Dallas Fort Worth International Airport Series A-1 AMT	5.25	11-1-2043	5,000,000	5,335,719
Dallas Fort Worth International Airport Series A-2 AMTøø	5.00	11-1-2050	5,000,000	5,471,479
Dallas Fort Worth International Airport Series B	5.00	11-1-2050	8,000,000	8,257,992
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,536,078
				41,111,587
Education revenue: 0.44%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.88	6-15-2059	1,000,000	892,403
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.00	6-15-2064	1,200,000	1,074,825
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.13	6-15-2040	2,735,000	2,800,467
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	500,000	494,115
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	4.00	8-15-2047	3,000,000	2,662,961
Clifton Higher Education Finance Corp. IDEA Public Schools Series T	4.00	8-15-2047	2,500,000	2,317,806
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.25	2-15-2045	4,225,000	4,476,407
Clifton Higher Education Finance Corp. Series Bøø	4.00	2-15-2055	8,000,000	8,355,110
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	2,945,000	3,009,833
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	3,000,000	2,842,171
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2030	1,460,000	1,510,640
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2032	650,000	670,675
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2039	750,000	765,562
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2040	1,000,000	1,018,562
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2041	900,000	915,045
University of Houston Series A	5.00	2-15-2047	3,000,000	3,100,090
				36,906,672
The accompanying notes are an integral part of these financial statements.
54 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.54%
Alamo Community College District	5.00%	8-15-2040	$2,500,000	$2,752,620
Alamo Community College District	5.00	8-15-2046	6,150,000	6,467,357
City of Aubrey Series A (AG Insured)	4.00	2-15-2049	3,000,000	2,692,817
City of Bastrop	4.00	8-1-2045	5,715,000	5,304,964
City of DeSoto	4.00	2-15-2041	2,340,000	2,354,367
City of El Paso	4.00	8-15-2031	6,500,000	6,531,348
City of Georgetown	4.00	8-15-2043	2,140,000	2,117,028
City of Houston Series A	4.00	3-1-2034	1,000,000	1,007,799
City of Houston Series A	5.25	3-1-2049	20,000,000	21,275,006
City of Hutto (BAM Insured)	4.13	8-1-2049	5,000,000	4,745,775
City of Palestine (AG Insured)	4.00	2-15-2051	4,000,000	3,590,192
City of Port Isabel144A	5.10	2-15-2049	880,000	841,588
City of San Antonio	5.00	2-1-2039	2,355,000	2,659,896
City of San Antonio	5.00	2-1-2045	3,095,000	3,297,271
City of Sugar Land	5.00	2-15-2030	1,250,000	1,282,576
City of Waco Series A	5.25	2-1-2054	6,000,000	6,365,155
County of Dallas	5.00	8-15-2042	4,275,000	4,599,307
County of Travis Series A	5.00	3-1-2036	12,470,000	13,228,094
County of Travis Series A	5.00	3-1-2039	6,250,000	6,572,892
Denton Independent School District	5.00	8-15-2053	8,000,000	8,237,326
Denton Independent School District Series B1øø	4.00	8-15-2055	5,000,000	5,165,570
El Paso County Hospital District (AG Insured)	5.00	8-15-2042	4,615,000	4,887,829
El Paso County Hospital District (AG Insured)	5.00	8-15-2043	3,500,000	3,670,093
Fort Worth Independent School District	5.00	2-15-2047	5,935,000	6,025,514
Harris County Flood Control District Series A	4.00	9-15-2042	3,545,000	3,543,571
Hays Consolidated Independent School District	5.25	2-15-2042	1,500,000	1,661,106
Hays Consolidated Independent School District	5.25	2-15-2043	2,000,000	2,193,020
Montgomery County Municipal Utility District No. 108 (AG Insured)	4.00	9-1-2050	4,260,000	3,708,716
Nacogdoches Independent School District	5.00	2-15-2049	8,560,000	8,763,115
Northside Independent School Districtøø	3.55	6-1-2050	4,500,000	4,554,367
Pasadena Independent School District	5.00	2-15-2047	6,250,000	6,473,502
Salado Independent School District	5.00	2-15-2049	1,605,000	1,627,667
San Antonio Independent School District	5.00	8-15-2048	10,140,000	10,142,641
Socorro Independent School District	4.00	8-15-2040	5,000,000	4,995,572
Splendora Independent School District	5.00	2-15-2054	8,820,000	9,129,419
Spring Independent School District	5.25	8-15-2045	6,315,000	6,879,200
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	3.36	8-1-2053	5,285,000	5,285,000
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2033	555,000	555,211
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2034	1,465,000	1,465,431
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2035	1,520,000	1,520,290
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2036	1,585,000	1,585,145
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2041	5,005,000	5,389,475
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2043	6,885,000	7,310,926
				212,455,758
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 55

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.57%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group	5.00%	10-1-2027	$3,000,000	$3,003,443
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2037	3,000,000	3,025,912
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2038	2,300,000	2,314,861
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2037	3,000,000	3,047,960
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2038	3,000,000	3,035,074
Midland County Hospital District Series A (BAM Insured)	5.25	5-15-2054	3,000,000	3,116,725
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.25	1-1-2036	1,520,000	1,662,513
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	4.00	8-15-2033	2,050,000	2,067,064
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.25	8-15-2045	10,000,000	10,754,327
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D	5.50	11-15-2047	7,025,000	7,433,009
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series A	5.00	7-1-2053	5,625,000	5,714,405
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2044	1,375,000	1,386,826
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	1,000,000	983,829
				47,545,948
Housing revenue: 0.26%
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.55	3-1-2038	1,120,000	1,120,000
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series 2025B-2	4.63	10-1-2030	2,775,000	2,786,811
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.13	9-1-2048	3,000,000	3,059,960
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.25	9-1-2053	3,000,000	3,064,995
Texas PFA Facilities Commission	4.00	2-1-2036	2,175,000	2,200,114
Texas PFA Facilities Commission Series 2019	4.00	2-1-2034	5,000,000	5,100,511
Texas PFA Facilities Commission Series 2019	4.00	2-1-2035	2,000,000	2,032,532
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,003,997
				21,368,920
Industrial development revenue: 0.37%
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2034	15,000,000	16,138,686
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.50	7-15-2035	4,000,000	4,365,419
The accompanying notes are an integral part of these financial statements.
56 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
City of Houston Airport System Revenue United Airlines, Inc. Series B-2 AMT	5.00%	7-15-2027	$2,500,000	$2,540,963
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	5,000,000	5,145,005
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.13	1-1-2044	2,000,000	1,955,873
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	953,772
				31,099,718
Miscellaneous revenue: 0.62%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2048	20,000,000	20,604,850
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (BAM Insured)	5.00	10-1-2040	1,000,000	1,098,673
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (BAM Insured)	5.25	10-1-2044	2,000,000	2,150,900
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.25	10-1-2048	10,000,000	10,452,535
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series R (BAM Insured)	5.00	10-1-2049	10,000,000	10,345,614
Lower Colorado River Authority Transmission Services Corp. Series A	5.50	5-15-2047	1,990,000	2,115,714
Lower Colorado River Authority Transmission Services Corp. Series A (AG Insured)	4.00	5-15-2043	5,000,000	4,896,455
				51,664,741
Resource recovery revenue: 0.18%
Mission Economic Development Corp. Republic Services, Inc. AMT	3.50	1-1-2026	6,050,000	6,050,000
Mission Economic Development Corp. Republic Services, Inc. Series A AMTø	3.45	5-1-2050	8,750,000	8,751,186
				14,801,186
Tax revenue: 0.18%
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	6,825,000	6,828,769
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2036	1,125,000	1,126,050
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2037	1,430,000	1,430,611
VIA Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.00	8-1-2049	5,500,000	5,771,105
				15,156,535
Transportation revenue: 0.94%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2044	3,000,000	3,085,528
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	2,450,000	2,496,629
Central Texas Regional Mobility Authority Series B	4.00	1-1-2041	800,000	797,013
Central Texas Regional Mobility Authority Series B	5.00	1-1-2046	1,600,000	1,643,972
Central Texas Turnpike System Series C	5.00	8-15-2042	5,000,000	5,409,348
County of Harris Toll Road Revenue	4.00	8-15-2050	3,175,000	2,829,420
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 57

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Grand Parkway Transportation Corp. Series B CCAB	4.95%	10-1-2029	$1,015,000	$1,075,038
Grand Parkway Transportation Corp. Series B CCAB	5.05	10-1-2030	2,000,000	2,135,667
Grand Parkway Transportation Corp. Series C	4.00	10-1-2039	2,500,000	2,510,745
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,873,664
Tender Option Bond Trust Receipts/Certificates Series XF3487 (Morgan Stanley Bank LIQ)144Aø	3.39	10-1-2055	6,400,000	6,400,000
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	3,000,000	3,012,804
Texas Transportation Finance Corp. Series A	5.25	10-1-2050	41,000,000	43,607,252
				78,877,080
Utilities revenue: 0.63%
City of San Antonio Electric & Gas Systems Revenue Series B	5.25	2-1-2049	5,000,000	5,316,890
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2049	6,455,000	6,883,609
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2054	15,000,000	15,900,437
Lower Colorado River Authority LCRA Transmission Services Corp. Series A (BAM Insured)	5.25	5-15-2043	7,000,000	7,616,036
Lower Colorado River Authority Series Bøø	5.00	5-15-2045	10,000,000	11,059,584
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2032	5,000,000	5,396,993
				52,173,549
Water & sewer revenue: 1.92%
City of Austin Water & Wastewater System Revenue	5.00	11-15-2045	15,065,000	15,165,148
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2046	1,000,000	1,027,658
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2051	1,000,000	1,020,591
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2030	3,810,000	3,816,223
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	12,000,000	12,648,966
City of Houston Combined Utility System Revenue Series A	4.00	11-15-2046	2,800,000	2,643,087
City of McKinney Waterworks & Sewer System Revenue	4.00	3-15-2044	8,320,000	8,016,914
San Antonio Water System Series A	5.00	5-15-2043	7,000,000	7,162,149
San Antonio Water System Series A (Truist Bank SPA)ø	2.50	5-1-2054	15,200,000	15,200,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3259 (Bank of America N.A. LIQ)144Aø	2.60	10-15-2051	7,175,000	7,175,000
Texas Water Development Board State Revolving Fund	4.00	8-1-2038	2,500,000	2,554,258
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2036	5,000,000	5,031,835
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2037	15,650,000	15,762,333
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2038	6,500,000	6,600,248
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2044	9,905,000	9,662,645
Texas Water Development Board State Water Implementation Revenue Fund Series B	5.00	4-15-2049	42,000,000	42,840,592
The accompanying notes are an integral part of these financial statements.
58 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00%	2-1-2043	$2,625,000	$2,525,567
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2044	1,380,000	1,307,049
				160,160,263
				763,321,957
Utah: 0.86%
Airport revenue: 0.50%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2034	5,910,000	6,402,482
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2035	5,000,000	5,393,330
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2036	2,500,000	2,584,707
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2043	2,500,000	2,530,612
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2048	5,500,000	5,532,135
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	13,500,000	13,919,237
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,500,000	1,532,942
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2048	3,500,000	3,548,400
				41,443,845
Health revenue: 0.12%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2041	8,220,000	8,140,339
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,831,246
				9,971,585
Housing revenue: 0.01%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.70	1-1-2054	1,240,000	1,240,176
Miscellaneous revenue: 0.04%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,385,000	1,180,268
Point Phase 1 Public Infrastructure District No. 1 Series A-1	5.88	3-1-2045	2,000,000	2,066,045
				3,246,313
Tax revenue: 0.04%
Downtown Revitalization Public Infrastructure District Salt Lake City Revitalization Sales Tax Revenue Series C144A	5.00	7-15-2035	2,075,000	2,089,687
Utah Telecommunication Open Infrastructure Agency	5.50	6-1-2040	1,000,000	1,116,768
				3,206,455
Water & sewer revenue: 0.15%
Timpanogos Special Service District	5.00	6-1-2054	12,000,000	12,436,996
				71,545,370
Virginia: 1.15%
Health revenue: 0.72%
Albemarle County EDA Sentara Healthcare Obligated Group Series A (TD Bank N.A. SPA)ø	2.30	10-1-2048	495,000	495,000
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	40,000,000	41,200,552
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 59

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Fairfax County IDA Inova Health System Obligated Group Series A	4.00%	5-15-2048	$3,000,000	$2,767,746
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	1,495,000	1,479,444
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay Obligated Group Series B-3	5.38	9-1-2029	4,000,000	4,045,736
Virginia Commonwealth University Health System Authority Obligated Group Series B	5.00	7-1-2046	4,270,000	4,303,776
Virginia Small Business Financing Authority Carilion Clinic Obligated Group Series A (Truist Bank LOC)ø	2.50	7-1-2042	5,500,000	5,500,000
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	2.45	1-1-2054	200,000	200,000
				59,992,254
Housing revenue: 0.12%
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6039 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.65	8-31-2027	7,560,000	7,560,000
Virginia Commonwealth Transportation Board	4.00	5-15-2046	3,000,000	2,877,007
				10,437,007
Tax revenue: 0.01%
Marquis CDA of York County Virginia CCAB144A	7.50	9-1-2045	397,000	138,950
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,310,000	458,500
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,824,000	4,560
				602,010
Transportation revenue: 0.14%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	1,800,000	1,730,956
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2048	6,000,000	5,241,647
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,450,000	1,477,454
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	1-1-2040	3,250,000	3,148,518
				11,598,575
Utilities revenue: 0.16%
Wise County IDA Virginia Electric & Power Co. Series Aøø	3.13	10-1-2040	13,250,000	13,296,719
				95,926,565
Washington: 3.18%
Airport revenue: 1.05%
Port of Seattle AMT	5.00	4-1-2044	16,000,000	16,234,822
Port of Seattle Series B AMT	5.00	8-1-2047	2,900,000	2,953,334
Port of Seattle Series B AMT	5.25	7-1-2043	15,500,000	16,608,248
Port of Seattle Series B AMT	5.25	7-1-2049	24,000,000	24,794,126
Port of Seattle Series B AMT	5.50	8-1-2047	3,850,000	4,037,661
Port of Seattle Series C AMT	5.00	8-1-2046	7,865,000	7,989,556
The accompanying notes are an integral part of these financial statements.
60 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Port of Seattle Series C AMT	5.25%	5-1-2042	$12,000,000	$12,134,929
Washington EDFA AMTøø	5.88	12-1-2045	2,500,000	2,511,223
				87,263,899
Education revenue: 0.09%
University of Washington	5.00	4-1-2048	5,000,000	5,043,038
Washington Higher Education Facilities Authority Seattle University	4.00	5-1-2045	1,000,000	905,729
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2030	760,000	820,037
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2032	335,000	361,929
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2033	300,000	322,782
				7,453,515
GO revenue: 1.10%
City of Seattle	4.00	12-1-2040	2,500,000	2,496,792
Clark County School District No. 114 Evergreen	4.00	12-1-2034	2,500,000	2,559,505
County of Grant	5.25	12-1-2047	3,500,000	3,678,389
Grant County Public Hospital District No. 2	5.00	12-1-2038	4,000,000	4,154,071
King County Public Hospital District No. 1	5.00	12-1-2029	8,940,000	9,101,274
King County Public Hospital District No. 1	5.00	12-1-2035	9,430,000	9,548,928
King County School District No. 210 Federal Way	4.00	12-1-2033	10,000,000	10,198,636
King County School District No. 414 Lake Washington	5.00	12-1-2034	1,000,000	1,051,183
Port of Seattle Series B AMT	5.00	6-1-2047	9,825,000	10,109,606
Port of Seattle Series B AMT	5.00	6-1-2049	1,000,000	1,025,388
State of Washington Series B	5.00	8-1-2037	6,400,000	6,461,791
State of Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,518,208
State of Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,526,544
State of Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,516,951
State of Washington Series C	5.00	2-1-2044	16,000,000	16,839,866
State of Washington Series F	5.00	6-1-2038	6,500,000	7,076,101
				91,863,233
Health revenue: 0.44%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	3,645,000	3,723,361
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	3,510,000	3,703,260
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00	9-1-2045	2,500,000	2,607,590
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2038	3,000,000	3,120,207
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	4.00	9-1-2045	3,000,000	2,791,938
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	4.00	12-1-2045	2,450,000	2,275,198
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2040	1,000,000	1,048,360
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	4.00	8-15-2039	4,000,000	3,965,160
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2042	6,285,000	6,287,283
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 61

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00%	10-1-2041	$6,000,000	$6,005,123
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	5.00	10-1-2047	1,055,000	1,061,712
				36,589,192
Housing revenue: 0.21%
Fircrest Properties Washington Department of Social & Health Services	5.50	6-1-2049	3,000,000	3,225,473
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2037	7,395,000	7,687,958
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2038	1,750,000	1,814,420
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2039	5,000,000	5,170,871
				17,898,722
Miscellaneous revenue: 0.10%
State of Washington Series A COP	5.00	7-1-2038	3,265,000	3,344,432
State of Washington Series B COP	5.00	7-1-2039	1,745,000	1,837,903
State of Washington Series B COP	5.00	7-1-2040	1,480,000	1,550,986
State of Washington Series B COP	5.00	7-1-2041	1,555,000	1,622,143
				8,355,464
Utilities revenue: 0.13%
City of Seattle Municipal Light & Power Revenue Series A	4.00	7-1-2043	8,210,000	8,097,082
City of Seattle Municipal Light & Power Revenue Series A	4.00	1-1-2047	3,360,000	3,146,341
				11,243,423
Water & sewer revenue: 0.06%
County of King Sewer Revenue	5.00	7-1-2042	4,660,000	4,783,477
				265,450,925
West Virginia: 0.25%
GO revenue: 0.03%
Ohio County Board of Education	3.00	6-1-2026	2,680,000	2,681,736
Health revenue: 0.06%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2043	4,750,000	4,975,221
Housing revenue: 0.07%
West Virginia Housing Development Fund Series A	4.55	11-1-2049	6,020,000	5,949,215
Miscellaneous revenue: 0.03%
County of Ohio Special District Excise Tax Revenue Fort Henry Economic Opportunity Development District Excise Tax Revenue Series A (AG Insured)	5.50	6-1-2054	2,250,000	2,385,904
The accompanying notes are an integral part of these financial statements.
62 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.06%
Monongalia County Commission Excise Tax District Series A144A	4.13%	6-1-2043	$1,475,000	$1,309,997
Monongalia County Commission Excise Tax District Series A144A	5.50	6-1-2037	2,500,000	2,533,716
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	675,000	682,053
				4,525,766
				20,517,842
Wisconsin: 2.72%
Education revenue: 0.56%
PFA Carolina International School Series A144A	6.75	8-1-2033	2,060,000	2,062,171
PFA Carolina International School Series A144A	7.00	8-1-2043	1,575,000	1,576,182
PFA Carolina International School Series A144A	7.20	8-1-2048	940,000	940,663
PFA Nevada Charter Academies Series A144A	5.00	7-15-2039	1,375,000	1,376,021
PFA Northwest Nazarene University, Inc.	4.25	10-1-2049	5,410,000	4,566,377
PFA University of Kansas	5.00	3-1-2046	15,000,000	15,000,295
Wisconsin HEFA Marquette University	5.00	10-1-2031	6,690,000	7,446,580
Wisconsin HEFA Marquette University	5.00	10-1-2032	7,040,000	7,930,344
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2046	5,000,000	4,491,331
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2051	1,680,000	1,460,580
				46,850,544
GO revenue: 0.15%
City of Milwaukee Series B4 (AG Insured)	5.00	4-1-2038	3,000,000	3,277,196
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2032	4,160,000	4,658,398
Verona Area School District	4.00	4-1-2027	3,385,000	3,397,198
Verona Area School District	4.00	4-1-2028	1,380,000	1,385,415
				12,718,207
Health revenue: 0.86%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	3.42	2-15-2054	3,000,000	3,000,000
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	3,000,000	2,884,117
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	9,925,000	9,935,454
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	12,000,000	12,063,493
Wisconsin HEFA Ascension Health Credit Group Series B2	4.00	11-15-2043	5,000,000	4,797,164
Wisconsin HEFA Aspirus, Inc. Obligated Group	5.00	8-15-2052	9,000,000	8,967,654
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2041	1,315,000	1,414,955
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2042	2,000,000	2,133,459
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2043	3,540,000	3,744,255
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,000,000	2,137,461
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	5,000,000	4,511,434
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A	4.00	4-1-2041	6,000,000	5,922,251
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A	5.00	4-1-2048	6,405,000	6,419,131
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 63

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (BAM Insured)	5.25%	2-15-2054	$2,500,000	$2,612,438
Wisconsin HEFA Marshfield Clinic Health System, Inc. Series A (Barclays Bank plc LOC)ø	2.50	2-15-2050	1,500,000	1,500,000
				72,043,266
Housing revenue: 0.40%
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2026	1,360,000	1,371,111
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2027	1,675,000	1,716,911
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2028	2,025,000	2,117,775
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2029	2,190,000	2,294,247
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2030	2,300,000	2,406,170
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2031	1,415,000	1,478,766
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2048	16,775,000	16,826,707
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2053	5,000,000	5,004,162
				33,215,849
Industrial development revenue: 0.08%
PFA Customer Facility Charge-SA LLC Series A	5.00	2-1-2042	2,500,000	2,558,104
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	4,000,000	4,152,956
				6,711,060
Miscellaneous revenue: 0.33%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	2.55	6-1-2036	16,200,000	16,200,000
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2037	1,600,000	1,019,433
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2038	1,600,000	967,642
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	14,715,000	5,808,650
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,025,084
				27,020,809
Tax revenue: 0.34%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	20,205,000	20,728,255
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	6,910,000	6,987,235
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	650,000	658,653
				28,374,143
				226,933,878
Total municipal obligations (Cost $8,374,788,584)				8,267,549,397
The accompanying notes are an integral part of these financial statements.
64 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.03%
Investment companies: 0.03%
Allspring Government Money Market Fund Select Class♠∞		3.71%	2,543,464	$2,543,464
Total short-term investments (Cost $2,543,464)				2,543,464
Total investments in securities (Cost $8,377,332,048)	99.01%			8,270,092,861
Other assets and liabilities, net	0.99			82,342,478
Total net assets	100.00%			$8,352,435,339

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 65

Portfolio of investments—December 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,140,968	$490,093,912	$(495,691,416)	$0	$0	$2,543,464	2,543,464	$235,323
The accompanying notes are an integral part of these financial statements.
66 | Allspring Municipal Bond Fund

Statement of assets and liabilities—December 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $8,374,788,584)	$8,267,549,397
Investments in affiliated securities, at value (cost $2,543,464)	2,543,464
Cash	2,173,809
Receivable for interest	96,989,657
Receivable for Fund shares sold	5,451,430
Receivable for investments sold	1,130,057
Prepaid expenses and other assets	250,503
Total assets	8,376,088,317
Liabilities
Payable for Fund shares redeemed	13,914,680
Dividends payable	6,325,038
Management fee payable	2,270,356
Administration fees payable	574,708
Shareholder servicing fees payable	425,039
Distribution fee payable	7,593
Accrued expenses and other liabilities	135,564
Total liabilities	23,652,978
Total net assets	$8,352,435,339
Net assets consist of
Paid-in capital	$8,609,608,538
Total distributable loss	(257,173,199)
Total net assets	$8,352,435,339
Computation of net asset value and offering price per share
Net assets–Class A	$628,235,418
Shares outstanding–Class A1	64,732,439
Net asset value per share–Class A	$9.71
Maximum offering price per share – Class A2	$10.17
Net assets–Class C	$11,451,308
Shares outstanding–Class C1	1,180,384
Net asset value per share–Class C	$9.70
Net assets–Class R6	$1,658,292,193
Shares outstanding–Class R6[1]	170,851,939
Net asset value per share–Class R6	$9.71
Net assets–Administrator Class	$1,309,741,017
Shares outstanding–Administrator Class[1]	134,915,866
Net asset value per share–Administrator Class	$9.71
Net assets–Institutional Class	$4,744,715,403
Shares outstanding–Institutional Class[1]	488,946,256
Net asset value per share–Institutional Class	$9.70
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 67

Statement of operations—six months ended December 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$154,640,417
Income from affiliated securities	235,323
Total investment income	154,875,740
Expenses
Management fee	13,459,360
Administration fees
Class A	497,317
Class C	10,602
Class R6	240,274
Administrator Class	650,694
Institutional Class	1,878,766
Shareholder servicing fees
Class A	826,764
Class C	17,629
Administrator Class	1,626,226
Distribution fee
Class C	52,859
Custody and accounting fees	151,413
Professional fees	62,231
Registration fees	252,388
Shareholder report expenses	80,776
Trustees’ fees and expenses	37,854
Other fees and expenses	82,686
Total expenses	19,927,839
Less: Fee waivers and/or expense reimbursements
Class A	(112,360)
Administrator Class	(593,900)
Net expenses	19,221,579
Net investment income	135,654,161
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(24,822)
Net change in unrealized gains (losses) on investments	186,424,115
Net realized and unrealized gains (losses) on investments	186,399,293
Net increase in net assets resulting from operations	$322,053,454
The accompanying notes are an integral part of these financial statements.
68 | Allspring Municipal Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
Operations
Net investment income		$135,654,161		$262,400,436
Net realized losses on investments		(24,822)		(38,020,688)
Net change in unrealized gains (losses) on investments		186,424,115		(187,847,836)
Net increase in net assets resulting from operations		322,053,454		36,531,912
Distributions to shareholders from
Net investment income and net realized gains
Class A		(10,351,990)		(22,170,821)
Class C		(165,164)		(421,021)
Class R6		(27,747,659)		(50,697,810)
Administrator Class		(21,033,862)		(39,125,934)
Institutional Class		(80,158,398)		(150,485,529)
Total distributions to shareholders		(139,457,073)		(262,901,115)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,135,908	30,173,004	4,578,152	44,360,388
Class C	77,598	746,045	231,192	2,242,440
Class R6	32,400,708	310,645,869	98,385,097	947,426,317
Administrator Class	4,409,542	42,466,681	19,637,589	187,389,496
Institutional Class	69,888,429	669,701,853	226,529,946	2,211,671,535
		1,053,733,452		3,393,090,176
Reinvestment of distributions
Class A	942,635	9,068,855	2,006,428	19,476,087
Class C	16,013	153,892	40,026	388,612
Class R6	1,071,184	10,311,763	1,391,586	13,486,881
Administrator Class	2,168,422	20,867,281	4,019,446	39,008,741
Institutional Class	6,903,723	66,426,395	12,888,818	125,024,972
		106,828,186		197,385,293
Payment for shares redeemed
Class A	(9,384,307)	(90,327,601)	(13,509,391)	(130,918,540)
Class C	(551,931)	(5,331,138)	(671,889)	(6,520,231)
Class R6	(20,658,614)	(197,690,785)	(76,897,875)	(735,695,041)
Administrator Class	(6,317,247)	(60,555,428)	(16,756,438)	(162,822,377)
Institutional Class	(56,480,862)	(542,895,134)	(129,622,419)	(1,251,209,769)
		(896,800,086)		(2,287,165,958)
Net increase in net assets resulting from capital share transactions		263,761,552		1,303,309,511
Total increase in net assets		446,357,933		1,076,940,308
Net assets
Beginning of period		7,906,077,406		6,829,137,098
End of period		$8,352,435,339		$7,906,077,406
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 69

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.49	$9.75	$9.71	$9.70	$10.83	$10.55
Net investment income	0.15 [1]	0.30 [1]	0.28 [1]	0.26	0.23	0.24
Net realized and unrealized gains (losses) on investments	0.22	(0.26)	0.05	0.01	(1.13)	0.28
Total from investment operations	0.37	0.04	0.33	0.27	(0.90)	0.52
Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.29)	(0.26)	(0.23)	(0.24)
Net asset value, end of period	$9.71	$9.49	$9.75	$9.71	$9.70	$10.83
Total return[2]	3.94%	0.41%	3.48%	2.85%	(8.47)%	4.95%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.75%	0.77%	0.77%	0.77%
Net expenses	0.71%	0.73%	0.75%	0.75%	0.74%	0.74%
Net investment income	3.03%	3.10%	2.97%	2.72%	2.16%	2.22%
Supplemental data
Portfolio turnover rate	5%	16%	15%	8%	18%	16%
Net assets, end of period (000s omitted)	$628,235	$664,741	$750,036	$819,019	$902,671	$1,110,503

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
70 | Allspring Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.49	$9.74	$9.71	$9.70	$10.83	$10.55
Net investment income	0.11 [1]	0.23 [1]	0.21 [1]	0.19	0.15 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	0.21	(0.25)	0.04	0.01	(1.13)	0.28
Total from investment operations	0.32	(0.02)	0.25	0.20	(0.98)	0.44
Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.22)	(0.19)	(0.15)	(0.16)
Net asset value, end of period	$9.70	$9.49	$9.74	$9.71	$9.70	$10.83
Total return[2]	3.42%	(0.26)%	2.60%	2.08%	(9.16)%	4.16%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.49%	1.50%	1.51%	1.51%	1.51%
Net expenses	1.49%	1.49%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.25%	2.33%	2.22%	1.95%	1.40%	1.47%
Supplemental data
Portfolio turnover rate	5%	16%	15%	8%	18%	16%
Net assets, end of period (000s omitted)	$11,451	$15,548	$19,868	$25,302	$34,561	$50,251

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 71

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.49	$9.75	$9.71	$9.70	$10.83	$10.55
Net investment income	0.16 [1]	0.34 [1]	0.32 [1]	0.30	0.26	0.28
Net realized and unrealized gains (losses) on investments	0.23	(0.26)	0.04	0.01	(1.13)	0.28
Total from investment operations	0.39	0.08	0.36	0.31	(0.87)	0.56
Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.32)	(0.30)	(0.26)	(0.28)
Net asset value, end of period	$9.71	$9.49	$9.75	$9.71	$9.70	$10.83
Total return[2]	4.11%	0.76%	3.86%	3.23%	(8.14)%	5.33%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.37%	0.38%	0.39%	0.39%	0.39%
Net expenses	0.37%	0.37%	0.38%	0.39%	0.39%	0.39%
Net investment income	3.37%	3.46%	3.35%	3.10%	2.55%	2.58%
Supplemental data
Portfolio turnover rate	5%	16%	15%	8%	18%	16%
Net assets, end of period (000s omitted)	$1,658,292	$1,500,099	$1,317,275	$809,611	$612,487	$373,876

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
72 | Allspring Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.49	$9.75	$9.72	$9.70	$10.84	$10.56
Net investment income	0.15 [1]	0.31 [1]	0.30 [1]	0.28	0.24	0.25
Net realized and unrealized gains (losses) on investments	0.23	(0.26)	0.03	0.02	(1.14)	0.28
Total from investment operations	0.38	0.05	0.33	0.30	(0.90)	0.53
Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.30)	(0.28)	(0.24)	(0.25)
Net asset value, end of period	$9.71	$9.49	$9.75	$9.72	$9.70	$10.84
Total return[2]	3.99%	0.53%	3.52%	3.11%	(8.42)%	5.10%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.69%	0.70%	0.71%	0.71%	0.71%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.14%	3.23%	3.12%	2.89%	2.31%	2.37%
Supplemental data
Portfolio turnover rate	5%	16%	15%	8%	18%	16%
Net assets, end of period (000s omitted)	$1,309,741	$1,278,379	$1,245,369	$1,263,910	$1,034,623	$1,000,652

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 73

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.49	$9.74	$9.71	$9.70	$10.83	$10.55
Net investment income	0.16 [1]	0.33 [1]	0.32 [1]	0.29	0.26	0.27
Net realized and unrealized gains (losses) on investments	0.22	(0.25)	0.03	0.01	(1.13)	0.28
Total from investment operations	0.38	0.08	0.35	0.30	(0.87)	0.55
Distributions to shareholders from
Net investment income	(0.17)	(0.33)	(0.32)	(0.29)	(0.26)	(0.27)
Net asset value, end of period	$9.70	$9.49	$9.74	$9.71	$9.70	$10.83
Total return[2]	3.98%	0.81%	3.70%	3.18%	(8.19)%	5.28%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.43%	0.44%	0.44%	0.44%
Net expenses	0.42%	0.42%	0.43%	0.44%	0.44%	0.44%
Net investment income	3.32%	3.41%	3.29%	3.05%	2.47%	2.53%
Supplemental data
Portfolio turnover rate	5%	16%	15%	8%	18%	16%
Net assets, end of period (000s omitted)	$4,744,715	$4,447,310	$3,496,589	$3,433,747	$2,735,568	$3,043,109

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
74 | Allspring Municipal Bond Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Bond Fund ( the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Municipal Bond Fund | 75

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $8,378,523,822 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$74,284,866
Gross unrealized losses	(182,715,827)
Net unrealized losses	$(108,430,961)
As of June 30, 2025, the Fund had capital loss carryforwards which consisted of $86,779,332 in short-term capital losses and $58,397,698 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$8,267,549,397	$0	$8,267,549,397
Short-term investments
Investment companies	2,543,464	0	0	2,543,464
Total assets	$2,543,464	$8,267,549,397	$0	$8,270,092,861
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
76 | Allspring Municipal Bond Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2025, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2025, Allspring Funds Distributor received $3,936 from the sale of Class A shares and $6,128 and $554 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Allspring Municipal Bond Fund | 77

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $987,243,090, $815,365,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2025 were $940,963,248 and $368,467,310, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
78 | Allspring Municipal Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Municipal Bond Fund | 79

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

80 | Allspring Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3317 12-25

Allspring Short-Term Municipal Bond Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring Short-Term Municipal Bond Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.65%
Massachusetts: 0.65%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (100 shares) 3.40%144Aø	$10,000,000	$10,000,000
Total closed-end fund obligations (Cost $10,000,000)		10,000,000

	Interest rate	Maturity date
Municipal obligations: 97.90%
Alabama: 3.69%
Airport revenue: 0.09%
Birmingham Airport Authority (BAM Insured)	5.00%	7-1-2026	900,000	910,471
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2027	500,000	517,406
				1,427,877
Housing revenue: 0.36%
Tender Option Bond Trust Receipts/Certificates Series XX1353 (Barclays Bank plc LIQ)144Aø	3.35	10-1-2054	5,505,000	5,505,000
Industrial development revenue: 0.19%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	3.30	7-15-2034	3,000,000	3,001,677
Utilities revenue: 3.05%
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00	10-1-2052	3,900,000	3,916,363
Black Belt Energy Gas District Project No. 7 Series C-2 (SIFMA Municipal Swap+0.35%)±	3.67	10-1-2052	6,000,000	5,947,944
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	10,000,000	10,721,605
Black Belt Energy Gas District Series C144A	5.25	8-1-2027	1,135,000	1,149,196
Black Belt Energy Gas District Series C144A	5.25	8-1-2028	1,355,000	1,382,883
Black Belt Energy Gas District Series C144A	5.25	8-1-2029	1,990,000	2,042,839
Black Belt Energy Gas District Series C144A	5.25	8-1-2030	1,740,000	1,794,155
Black Belt Energy Gas District Series D1 (Royal Bank of Canada LIQ)øø	4.00	7-1-2052	3,500,000	3,528,830
Chatom Industrial Development Board PowerSouth Energy Cooperative (AG Insured)	5.00	8-1-2026	500,000	505,919
Chatom Industrial Development Board PowerSouth Energy Cooperative Series A (National Rural Utility Finance SPA)ø	3.38	8-1-2037	1,910,000	1,908,952
Southeast Energy Authority A Cooperative District Project No. 3 Series A-1øø	5.50	1-1-2053	2,000,000	2,143,997
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	4,500,000	4,758,192
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2032	825,000	890,498
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2032	5,865,000	6,511,743
				47,203,116
				57,137,670
Alaska: 0.48%
Airport revenue: 0.30%
Alaska Railroad Corp. AMT	5.50	10-1-2028	320,000	336,486
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Alaska Railroad Corp. AMT	5.50%	10-1-2029	$350,000	$374,404
State of Alaska International Airports System Series C AMT	5.00	10-1-2026	3,000,000	3,048,070
State of Alaska International Airports System Series C AMT	5.00	10-1-2028	775,000	818,424
				4,577,384
Health revenue: 0.02%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2026	385,000	389,880
Miscellaneous revenue: 0.16%
Alaska Municipal Bond Bank Authority	5.00	12-1-2026	1,350,000	1,377,806
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2027	535,000	553,524
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2028	560,000	589,384
				2,520,714
				7,487,978
Arizona: 2.29%
Airport revenue: 0.13%
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2026	2,000,000	2,020,590
Education revenue: 0.02%
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2027	170,000	171,175
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2028	175,000	176,154
				347,329
GO revenue: 0.06%
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	906,152
Health revenue: 0.21%
Arizona Health Facilities Authority Series B (SIFMA Municipal Swap+0.25%)±	3.57	1-1-2046	3,235,000	3,217,212
Housing revenue: 0.89%
Arizona IDA Diamond View at Ballpark Village LPøø	2.76	7-1-2047	14,000,000	13,806,723
Industrial development revenue: 0.34%
Chandler IDA Intel Corp. AMTøø	4.10	12-1-2037	2,500,000	2,518,361
Chandler IDA Intel Corp. Series 1 AMTøø	5.00	9-1-2042	2,670,000	2,720,357
				5,238,718
Resource recovery revenue: 0.64%
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	3.45	12-1-2035	10,000,000	9,999,879
				35,536,603
Arkansas: 0.49%
Industrial development revenue: 0.16%
Arkansas Development Finance Authority Weyerhaeuser Co. AMTøø	3.88	10-15-2065	2,500,000	2,502,229
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.33%
City of Cabot Sales & Use Tax Revenue Series B	5.00%	12-1-2028	$435,000	$462,949
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2030	100,000	109,341
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2031	310,000	338,002
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2031	1,880,000	2,068,871
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2032	1,965,000	2,183,606
				5,162,769
				7,664,998
California: 4.03%
Airport revenue: 0.49%
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2027	2,500,000	2,568,867
Tender Option Bond Trust Receipts/Certificates Series XF3488 (Morgan Stanley Bank LIQ)144Aø	3.39	5-15-2050	5,080,000	5,080,000
				7,648,867
GO revenue: 0.32%
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,995,000	4,999,877
Health revenue: 0.69%
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	1,800,000	1,801,279
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2028	200,000	209,885
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2029	200,000	213,254
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2031	500,000	547,305
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2031	1,415,000	1,419,667
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2026	570,000	573,032
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2027	845,000	868,255
Palomar Health Obligated Group	5.00	11-1-2028	5,000,000	4,991,394
				10,624,071
Miscellaneous revenue: 0.27%
California Municipal Finance Authority Palomar Health Obligated Group COP144A	5.00	11-1-2027	3,000,000	2,843,028
Lassen Municipal Utility District COP	4.00	5-1-2026	435,000	435,960
Lassen Municipal Utility District COP	4.00	5-1-2027	450,000	453,873
Lassen Municipal Utility District COP	4.00	5-1-2028	470,000	477,106
				4,209,967
Tax revenue: 0.08%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,251,217
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.82%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	3.77%	4-1-2056	$2,750,000	$2,746,215
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	3.62	4-1-2056	10,000,000	9,915,545
				12,661,760
Utilities revenue: 1.36%
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	7,000,000	7,098,810
California Community Choice Financing Authority Series C	5.00	10-1-2028	475,000	492,058
California Community Choice Financing Authority Series C	5.00	10-1-2029	675,000	707,914
California Community Choice Financing Authority Series C	5.00	10-1-2030	1,500,000	1,590,673
Long Beach Bond Finance Authority Series B (U.S. SOFR 3 Month+1.43%)±	4.19	11-15-2026	2,000,000	2,009,097
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	8,710,000	9,251,859
				21,150,411
				62,546,170
Colorado: 0.65%
Health revenue: 0.06%
Colorado Health Facilities Authority AdventHealth Obligated Group Series Bøø	5.00	11-15-2049	900,000	917,983
Miscellaneous revenue: 0.38%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2026	4,050,000	4,061,239
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2030	675,000	735,848
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2031	1,000,000	1,097,002
				5,894,089
Tax revenue: 0.06%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2033	500,000	518,647
Thornton Development Authority East 144th Avenue & I-25 Urban Renewal Area	5.00	12-1-2030	375,000	409,284
				927,931
Transportation revenue: 0.12%
E-470 Public Highway Authority Series A	5.00	9-1-2026	1,750,000	1,776,747
Water & sewer revenue: 0.03%
Central Weld County Water District (AG Insured)	5.00	12-1-2027	500,000	521,768
				10,038,518
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 1.12%
Education revenue: 0.36%
Connecticut State HEFA Yale University Series B-2øø	3.20%	7-1-2037	$5,000,000	$5,012,795
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	585,000	592,858
				5,605,653
GO revenue: 0.13%
City of Bridgeport Series C	5.00	2-15-2026	1,325,000	1,328,537
Town of Hamden Series A (BAM Insured)	5.00	8-1-2026	710,000	718,824
				2,047,361
Health revenue: 0.32%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2026	375,000	378,062
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2027	250,000	256,768
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2028	300,000	313,230
Connecticut State HEFA Yale-New Haven Health Obligated Group Series C-2ø	2.25	7-1-2060	4,000,000	4,000,000
				4,948,060
Tax revenue: 0.31%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2026	1,200,000	1,209,749
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2027	3,400,000	3,513,084
				4,722,833
				17,323,907
District of Columbia: 0.61%
Airport revenue: 0.61%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2026	1,180,000	1,199,965
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2027	1,000,000	1,036,165
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2028	1,000,000	1,057,661
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2031	1,000,000	1,011,952
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,045,000	5,106,467
				9,412,210
Florida: 3.34%
Education revenue: 0.16%
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2026	1,000,000	1,011,188
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2026	750,000	757,449
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00%	10-1-2026	$250,000	$250,824
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2027	255,000	256,093
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2028	270,000	271,846
				2,547,400
Health revenue: 1.23%
City of South Miami Health Facilities Authority, Inc. Baptist Health South Florida Obligated Group Series Bøø	5.00	8-15-2065	4,000,000	4,312,806
Halifax Hospital Medical Center Obligated Group	5.00	6-1-2029	1,360,000	1,370,129
Highlands County Health Facilities Authority Series Dø	2.55	11-15-2060	5,000,000	5,000,000
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	779,092
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	2,500,000	2,513,235
Palm Beach County Health Facilities Authority ACTS Retirement-Life Communities, Inc. Obligated Group	5.00	11-15-2032	4,500,000	4,559,914
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2026	185,000	184,609
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2027	215,000	214,243
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2028	200,000	199,127
				19,133,155
Housing revenue: 0.59%
Florida Housing Finance Corp. Residences at Marina Village LLC Series Søø	2.85	10-1-2043	4,000,000	3,959,778
Lee County HFA MHP Lee I LLCøø	3.50	12-1-2042	2,850,000	2,866,890
Polk County HFA Cypress Oaks Preservation Ltd.øø	3.15	12-1-2028	2,250,000	2,251,921
				9,078,589
Miscellaneous revenue: 0.04%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.25	5-1-2028	535,000	541,266
Resource recovery revenue: 0.24%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	1,250,000	1,264,520
Miami-Dade County IDA Waste Management, Inc. Series B AMTøø	4.00	11-1-2048	2,500,000	2,500,209
				3,764,729
Tax revenue: 0.39%
Leon County School District	4.00	9-1-2026	6,000,000	6,005,336
Transportation revenue: 0.44%
City of Miami Parking System Revenue (BAM Insured)	5.00	10-1-2029	1,945,000	2,089,113
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
County of Osceola Transportation Revenue Series A-1	5.00%	10-1-2026	$735,000	$742,794
Miami-Dade County Expressway Authority Series A	5.00	7-1-2028	4,000,000	4,006,340
				6,838,247
Utilities revenue: 0.06%
Orlando Utilities Commission Series Bøø	1.25	10-1-2046	1,000,000	918,738
Water & sewer revenue: 0.19%
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2027	680,000	703,544
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2028	1,360,000	1,433,915
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	400,000	406,561
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	207,549
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	264,810
				3,016,379
				51,843,839
Georgia: 4.01%
Health revenue: 0.09%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series A (Bank of America N.A. LOC)ø	3.35	4-1-2047	400,000	400,000
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00	4-1-2026	1,000,000	1,005,444
				1,405,444
Utilities revenue: 3.92%
Bartow County Development Authority Georgia Power Co.øø	3.95	12-1-2032	3,000,000	3,047,876
Development Authority of Burke County Georgia Power Co. Series 2øø	3.30	12-1-2049	2,500,000	2,510,190
Development Authority of Burke County Georgia Power Co. Series 4thøø	3.80	10-1-2032	8,500,000	8,524,247
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	2,500,000	2,459,899
Main Street Energy, Inc. Energy project Series D	5.00	12-1-2031	2,200,000	2,372,722
Main Street Natural Gas, Inc. Series A	4.00	12-1-2027	4,000,000	4,048,329
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,345,000	3,402,968
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	1,000,000	1,009,629
Main Street Natural Gas, Inc. Series A	5.00	6-1-2028	1,500,000	1,557,619
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2052	8,000,000	8,366,302
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,166,107
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,000,000	2,139,990
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	11,000,000	10,988,536
Main Street Natural Gas, Inc. Series E	5.00	12-1-2028	2,225,000	2,324,808
Main Street Natural Gas, Inc. Series E	5.00	12-1-2029	2,750,000	2,909,573
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2026	300,000	300,000
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00%	1-1-2027	$165,000	$169,119
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2027	300,000	311,297
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	1-1-2028	200,000	209,134
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2028	300,000	317,085
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2029	600,000	646,779
				60,782,209
				62,187,653
Guam: 0.66%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	480,000	495,857
Miscellaneous revenue: 0.27%
Territory of Guam Series F	5.00	1-1-2028	500,000	518,491
Territory of Guam Series F	5.00	1-1-2029	1,000,000	1,055,236
Territory of Guam Series G	5.00	1-1-2029	2,500,000	2,636,633
				4,210,360
Utilities revenue: 0.26%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,312,720
Guam Power Authority Series A	5.00	10-1-2030	600,000	651,840
				3,964,560
Water & sewer revenue: 0.10%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2027	450,000	462,561
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2028	1,000,000	1,045,762
				1,508,323
				10,179,100
Hawaii: 1.52%
GO revenue: 0.32%
State of Hawaii Series FB	4.00	4-1-2029	5,000,000	5,012,970
Housing revenue: 0.60%
City & County of Honolulu Komohale Maunakea Venture LP (Department of Housing and Urban Development Insured)øø	5.00	6-1-2027	4,500,000	4,534,762
City & County of Honolulu Komohale West Loch Venture LPøø	5.00	5-1-2029	4,500,000	4,687,788
				9,222,550
Miscellaneous revenue: 0.41%
State of Hawaii Airports System Revenue AMT COP	5.25	8-1-2026	6,350,000	6,362,977
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.19%
State of Hawaii Department of Budget & Finance Series A AMT	3.10%	5-1-2026	$3,000,000	$2,983,817
				23,582,314
Illinois: 8.75%
Airport revenue: 0.89%
Chicago Midway International Airport Series A AMT	5.00	1-1-2030	3,755,000	4,010,817
Chicago Midway International Airport Series A AMT	5.00	1-1-2031	4,000,000	4,325,183
Chicago Midway International Airport Series B	5.00	1-1-2029	175,000	186,889
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2029	315,000	335,836
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	4,500,000	4,883,132
				13,741,857
Education revenue: 0.37%
Illinois Finance Authority Benedictine University	5.00	10-1-2027	630,000	624,878
Illinois Finance Authority DePaul University Series A	5.00	10-1-2028	2,585,000	2,622,701
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2026	825,000	826,967
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2027	780,000	789,574
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2027	400,000	409,223
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2028	500,000	521,091
				5,794,434
GO revenue: 4.91%
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2028	2,100,000	2,151,643
Chicago Board of Education Series A	5.00	12-1-2031	1,710,000	1,734,168
Chicago Board of Education Series A (NPFGC Insured)	5.50	12-1-2026	790,000	798,647
Chicago Board of Education Series B	5.00	12-1-2032	1,000,000	1,011,268
Chicago Board of Education Series C	5.25	12-1-2030	860,000	893,069
Chicago Board of Education Series C	5.25	12-1-2031	1,220,000	1,269,839
Chicago Park District Series A	5.00	1-1-2028	1,000,000	1,000,000
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,000,000
Chicago Park District Series B	5.00	1-1-2029	1,500,000	1,596,457
City of Chicago Series A	5.00	1-1-2026	5,000,000	5,000,000
City of Chicago Series A	5.00	1-1-2027	6,380,000	6,454,818
City of Chicago Series A	5.00	1-1-2028	3,000,000	3,068,750
City of Chicago Series A	5.00	1-1-2029	340,000	351,667
City of Chicago Series B	4.00	1-1-2030	6,316,000	6,348,008
City of Chicago Series B	5.00	1-1-2031	4,000,000	4,213,710
City of Chicago Series B	5.00	1-1-2032	1,500,000	1,589,013
City of Geneva	4.00	2-1-2027	450,000	455,619
City of Geneva	4.00	2-1-2028	280,000	286,941
Cook County Township High School District No. 227 Rich Township Series B (BAM Insured)	4.00	12-1-2031	2,000,000	2,083,188
County of Cook Series A	5.00	11-15-2026	1,950,000	1,988,984
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2026	635,000	637,472
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00%	5-1-2027	$500,000	$507,547
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2026	960,000	972,903
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2027	795,000	816,805
Macon County School District No. 61 Decatur Series C (AG Insured)	4.00	1-1-2027	600,000	607,083
State of Illinois Series A	5.00	5-1-2032	2,000,000	2,085,433
State of Illinois Series B	5.00	5-1-2030	13,500,000	14,646,092
State of Illinois Series D	5.00	11-1-2027	9,975,000	10,366,224
Village of Bolingbrook Series A (AG Insured)	5.00	1-1-2030	1,000,000	1,041,238
Village of Matteson Series A (BAM Insured)	4.00	12-1-2027	575,000	586,113
Village of Matteson Series C (BAM Insured)	4.00	12-1-2026	200,000	201,767
Village of Matteson Series C (BAM Insured)	4.00	12-1-2027	300,000	305,630
				76,070,096
Health revenue: 1.02%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	1,775,000	1,817,532
Illinois Finance Authority Moorings of Arlington Heights LLC Obligated Group Series B	3.65	5-1-2031	1,230,000	1,230,930
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series C (Barclays Bank plc SPA)ø	2.45	7-15-2055	4,000,000	4,000,000
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2027	800,000	800,775
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	4,175,000	4,200,614
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	4.02	5-1-2042	2,250,000	2,243,404
Illinois Finance Authority University of Illinois	5.00	10-1-2026	600,000	606,668
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2026	465,000	464,406
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2027	480,000	479,083
				15,843,412
Housing revenue: 0.11%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2030	1,535,000	1,662,295
Industrial development revenue: 0.28%
County of Peoria Caterpillar, Inc.ø	3.82	2-1-2030	4,300,000	4,300,000
Miscellaneous revenue: 0.13%
City of Chicago Lakeshore East Special Assessment Area144A	3.04	12-1-2028	241,000	234,453
Northern Illinois University COP (BAM Insured)	5.00	4-1-2030	760,000	814,005
Northern Illinois University COP (BAM Insured)	5.00	4-1-2031	860,000	932,980
				1,981,438
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 11

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.50%
Sales Tax Securitization Corp. Series A	5.00%	1-1-2028	$5,000,000	$5,200,600
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2027	370,000	371,147
State of Illinois Sales Tax Revenue Series C (BAM Insured)	4.00	6-15-2030	890,000	892,370
State of Illinois Sales Tax Revenue Series D	5.00	6-15-2027	1,275,000	1,285,895
				7,750,012
Transportation revenue: 0.13%
Illinois State Toll Highway Authority Series C	5.00	1-1-2027	2,050,000	2,099,975
Water & sewer revenue: 0.41%
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,500,000	2,546,047
City of Chicago Waterworks Revenue (BAM Insured)	5.00	11-1-2030	3,500,000	3,564,757
City of Waukegan Water & Sewer System Revenue (AG Insured)	5.00	12-30-2027	280,000	291,987
				6,402,791
				135,646,310
Indiana: 1.91%
Housing revenue: 0.94%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.00	2-1-2030	8,080,000	8,763,065
Indiana Housing & CDA Vita Lifestyle - Lafayette LLCøø	2.74	10-1-2045	3,500,000	3,460,680
Mishawaka RDA Consolidated Allocation Area (BAM Insured)	5.00	2-15-2027	1,025,000	1,050,971
Tippecanoe County School Building Corp. Series B	5.00	1-15-2028	175,000	182,893
Tippecanoe County School Building Corp. Series B	5.00	7-15-2028	225,000	237,617
Tippecanoe County School Building Corp. Series B	5.00	1-15-2029	275,000	293,254
Tippecanoe County School Building Corp. Series B	5.00	1-15-2030	500,000	543,245
				14,531,725
Industrial development revenue: 0.10%
City of Whiting BP Products North America, Inc. Series A AMTøø	4.40	3-1-2046	1,500,000	1,573,986
Miscellaneous revenue: 0.59%
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2026	3,000,000	3,028,519
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2027	6,000,000	6,195,179
				9,223,698
Utilities revenue: 0.28%
City of Rockport Indiana Michigan Power Co. Series Aøø	3.70	6-1-2047	4,250,000	4,336,880
				29,666,289
Iowa: 0.19%
GO revenue: 0.11%
City of Indianola	3.00	6-1-2027	855,000	856,408
City of Indianola	4.00	6-1-2028	880,000	907,994
				1,764,402
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.08%
Crawford County Memorial Hospital, Inc. BAN	5.00%	6-15-2027	$1,200,000	$1,209,105
				2,973,507
Kansas: 1.34%
GO revenue: 1.01%
City of Andover Series A	3.50	10-1-2028	14,000,000	14,061,900
City of Topeka Series A	3.00	10-1-2026	1,000,000	1,001,707
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2029	185,000	198,757
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2030	125,000	136,649
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2031	300,000	332,909
				15,731,922
Housing revenue: 0.33%
County of Shawnee Union at Tower District LP Series Aøø	3.75	5-1-2059	5,000,000	5,043,910
				20,775,832
Kentucky: 1.72%
Education revenue: 0.10%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2027	525,000	522,284
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2028	545,000	539,511
Kentucky Bond Development Corp. Centre College	4.00	6-1-2026	210,000	210,862
Kentucky Bond Development Corp. Centre College	4.00	6-1-2028	250,000	255,591
				1,528,248
Industrial development revenue: 0.18%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,750,000	2,767,415
Miscellaneous revenue: 0.09%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2027	1,075,000	1,089,756
Kentucky State University COP (BAM Insured)	5.00	11-1-2027	160,000	166,334
Kentucky State University COP (BAM Insured)	5.00	11-1-2028	200,000	212,215
				1,468,305
Utilities revenue: 1.35%
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,000,000	5,716,230
Kentucky Public Energy Authority Series A-1	5.00	7-1-2029	1,400,000	1,476,633
Kentucky Public Energy Authority Series A-1øø	5.25	4-1-2054	6,000,000	6,479,910
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series B AMT	1.35	11-1-2027	7,500,000	7,191,589
				20,864,362
				26,628,330
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 13

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 1.96%
Health revenue: 0.54%
Louisiana PFA Children’s Medical Center Obligated Group Series A3øø	5.00%	6-1-2045	$3,250,000	$3,389,047
PFA Series VRS209 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.60	12-1-2052	5,000,000	5,000,000
				8,389,047
Housing revenue: 0.71%
Louisiana Housing Corp. King Oaks V LPøø	2.70	10-1-2045	2,000,000	1,978,276
Louisiana Housing Corp. NSAEB 603 LLC (FHA Insured)øø	3.15	4-1-2030	9,000,000	9,020,549
				10,998,825
Industrial development revenue: 0.65%
Louisiana PFA Waste Pro USA, Inc.144Aøø	4.38	5-1-2053	10,000,000	10,012,342
Water & sewer revenue: 0.06%
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	1,000,000	943,134
				30,343,348
Maine: 0.03%
Health revenue: 0.03%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2026	500,000	505,321
Maryland: 1.45%
Health revenue: 0.88%
Maryland Health & Higher Educational Facilities Authority Johns Hopkins Health System Corp. Series A	5.00	5-15-2032	4,500,000	5,084,899
Maryland Health & Higher Educational Facilities Authority Johns Hopkins Health System Corp. Series C (Bank of America N.A. LOC)ø	2.45	5-15-2053	5,000,000	5,000,000
Maryland Health & Higher Educational Facilities Authority Luminis Health Obligated Group Series A	5.00	7-1-2031	3,500,000	3,583,629
				13,668,528
Housing revenue: 0.07%
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2029	935,000	985,206
Transportation revenue: 0.39%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	6,000,000	6,037,770
Water & sewer revenue: 0.11%
Washington Suburban Sanitary Commission Series B BAN (TD Bank N.A. SPA)ø	2.50	6-1-2027	1,735,000	1,735,000
				22,426,504
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.16%
Education revenue: 0.05%
Massachusetts Development Finance Agency Springfield College Series A	5.00%	6-1-2026	$420,000	$422,153
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2027	440,000	444,103
				866,256
Health revenue: 0.11%
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2026	300,000	304,584
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2027	410,000	426,610
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series F	5.50	10-1-2031	400,000	440,385
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series F	5.50	10-1-2032	450,000	500,487
				1,672,066
				2,538,322
Michigan: 1.92%
Airport revenue: 0.09%
Gerald R Ford International Airport Authority AMT	5.00	1-1-2029	150,000	159,299
Gerald R Ford International Airport Authority AMT	5.00	1-1-2031	1,110,000	1,216,335
				1,375,634
Education revenue: 0.08%
Lake Superior State University (AG Insured)	4.00	11-15-2026	390,000	393,365
Lake Superior State University (AG Insured)	4.00	11-15-2027	405,000	412,787
Lake Superior State University (AG Insured)	4.00	11-15-2028	405,000	416,015
				1,222,167
GO revenue: 0.04%
Clawson Public Schools (QSBLF Insured)	4.00	5-1-2026	285,000	286,232
Clawson Public Schools (QSBLF Insured)	4.00	5-1-2028	300,000	309,223
				595,455
Health revenue: 0.49%
Michigan Finance Authority Bronson Health Care Group Obligated Group Series Cøø	3.75	11-15-2049	7,600,000	7,599,559
Housing revenue: 0.27%
Michigan State Building Authority Series Iø	3.42	4-15-2059	1,990,000	1,990,000
Michigan State Housing Development Authority Flats Phase I Ltd. Dividend Housing Association LLCøø	3.80	7-1-2041	2,250,000	2,256,698
				4,246,698
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 15

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.32%
Michigan Strategic Fund Consumers Energy Co. AMTøø	3.35%	10-1-2049	$3,000,000	$2,995,877
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,997,870
				4,993,747
Utilities revenue: 0.63%
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMTøø	3.88	6-1-2053	10,000,000	9,806,316
				29,839,576
Minnesota: 1.70%
Health revenue: 1.43%
City of Maple Grove Hospital Corp.	5.00	5-1-2031	1,000,000	1,014,819
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	15,935,000	17,308,828
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2030	1,000,000	1,000,789
City of Rochester Mayo Clinic Series Bøø	5.00	11-15-2055	2,500,000	2,792,763
				22,117,199
Housing revenue: 0.21%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	1.42	8-15-2038	1,170,000	1,170,000
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2026	180,000	180,384
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2027	330,000	339,687
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2028	345,000	364,704
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2029	370,000	399,892
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2030	390,000	430,863
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2031	415,000	467,583
				3,353,113
Utilities revenue: 0.06%
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2027	400,000	409,146
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2028	500,000	522,825
				931,971
				26,402,283
Mississippi: 0.01%
Industrial development revenue: 0.01%
Mississippi Business Finance Corp. Power Co. AMTø	2.60	5-1-2028	120,000	120,000
Missouri: 1.04%
Education revenue: 0.17%
HEFA of the State of Missouri Webster University	5.00	4-1-2026	2,630,000	2,618,398
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.38%
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series 2025A	5.00%	2-1-2028	$1,865,000	$1,917,168
HEFA of the State of Missouri SSM Health Care Obligated Group Series Aøø	5.00	6-1-2039	3,000,000	3,138,319
Joplin IDA Freeman Health System Obligated Group	5.00	2-15-2031	850,000	932,957
				5,988,444
Housing revenue: 0.34%
County of Jackson Series A	5.00	12-1-2026	2,985,000	3,045,611
County of Jackson Series A	5.00	12-1-2030	2,040,000	2,252,912
				5,298,523
Industrial development revenue: 0.11%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø	4.05	5-1-2038	1,625,000	1,657,444
Miscellaneous revenue: 0.04%
County of Barry COP	5.00	10-1-2028	610,000	634,305
				16,197,114
Montana: 0.19%
Health revenue: 0.17%
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2027	500,000	516,018
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2028	2,015,000	2,118,048
				2,634,066
Tax revenue: 0.02%
Big Sky Resort Area District Cold Smoke Project (AG Insured)%%	5.00	7-1-2032	250,000	282,724
				2,916,790
Nebraska: 0.75%
Airport revenue: 0.07%
Lincoln Airport Authority AMT	5.00	7-1-2028	1,000,000	1,042,632
Housing revenue: 0.32%
City of Lincoln Central at South Haymarket LPøø	3.37	1-10-2048	5,000,000	5,040,055
Utilities revenue: 0.36%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2031	1,685,000	1,831,356
Central Plains Energy Project No. 4 Series Aøø	5.00	5-1-2054	3,500,000	3,732,873
				5,564,229
				11,646,916
Nevada: 0.33%
GO revenue: 0.33%
Clark County School District Series B (AG Insured)	5.00	6-15-2027	5,000,000	5,173,192
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 17

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 1.15%
Education revenue: 0.17%
New Jersey Higher Education Student Assistance Authority Series 1-A AMT	5.00%	12-1-2030	$2,500,000	$2,654,621
GO revenue: 0.31%
City of Newark BAN	4.00	12-11-2026	4,000,000	4,042,319
Newark Board of Education (BAM Insured)	5.00	7-15-2027	350,000	363,260
Newark Board of Education (BAM Insured)	5.00	7-15-2028	350,000	369,707
				4,775,286
Housing revenue: 0.34%
New Jersey Health Care Facilities Financing Authority	5.00	9-15-2026	2,000,000	2,033,223
New Jersey TTFA Series A-1	5.00	6-15-2030	3,265,000	3,294,760
				5,327,983
Water & sewer revenue: 0.33%
New Jersey EDA American Water Co., Inc. Series B AMTøø	3.75	11-1-2034	5,000,000	5,058,134
				17,816,024
New Mexico: 1.32%
Housing revenue: 0.26%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	4,000,000	4,018,697
Industrial development revenue: 0.65%
City of Farmington Public Service Co. of New Mexico Series Døø	3.90	6-1-2040	10,000,000	10,132,928
Utilities revenue: 0.41%
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2026	950,000	955,539
New Mexico Municipal Energy Acquisition Authorityøø	5.00	6-1-2054	5,000,000	5,336,998
				6,292,537
				20,444,162
New York: 8.34%
Airport revenue: 0.70%
Albany County Airport Authority Series B AMT	5.00	12-15-2026	1,070,000	1,089,320
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2027	5,000,000	5,170,199
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2026	490,000	497,861
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2027	500,000	517,020
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2028	500,000	524,414
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2029	500,000	530,897
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	4.00	7-1-2031	2,525,000	2,509,204
				10,838,915
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.27%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05%	2-1-2031	$815,000	$791,887
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	360,000	360,084
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	858,379
New York State Dormitory Authority Pace University Series A	5.25	5-1-2028	250,000	260,769
New York State Dormitory Authority Pace University Series A	5.25	5-1-2030	500,000	539,077
New York State Dormitory Authority Pace University Series A	5.25	5-1-2031	375,000	410,426
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2026	400,000	404,158
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2027	510,000	525,780
				4,150,560
GO revenue: 1.54%
City of Cortland BAN	4.50	5-15-2026	6,000,000	6,010,522
City of Ithaca BAN	4.25	2-13-2026	9,740,111	9,749,500
City of Mount Vernon BAN144A	5.00	5-29-2026	7,533,000	7,567,046
City of Poughkeepsie	4.00	4-15-2027	480,000	480,033
				23,807,101
Health revenue: 0.24%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	5.00	4-1-2026	500,000	502,435
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	5.00	4-1-2027	950,000	974,021
Monroe County Industrial Development Corp. Rochester Regional Health Obligated Group	5.00	12-1-2031	1,150,000	1,164,110
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2026	1,000,000	1,010,278
				3,650,844
Housing revenue: 0.62%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	5,500,000	5,501,860
New York City Housing Development Corp. Series G-2 AMT	2.00	5-1-2026	535,000	532,142
New York Liberty Development Corp. Series A	1.20	11-15-2028	2,500,000	2,303,346
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	1,310,000	1,264,477
				9,601,825
Industrial development revenue: 0.88%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	2,500,000	2,548,642
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	3,965,000	3,965,000
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 19

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00%	1-1-2027	$2,000,000	$2,033,101
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2028	5,000,000	5,161,232
				13,707,975
Miscellaneous revenue: 1.40%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2030	1,000,000	1,082,578
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	6,000,000	5,781,708
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2026	10,000,000	10,092,495
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	11-15-2031	3,500,000	3,990,097
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Series A	5.00	12-1-2029	750,000	822,914
				21,769,792
Resource recovery revenue: 0.16%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMT144Aøø	4.25	9-1-2050	1,250,000	1,255,612
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-2 AMT144Aøø	5.13	9-1-2050	1,200,000	1,247,394
				2,503,006
Tax revenue: 0.04%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A4 (Bank of America N.A. SPA)ø	2.50	8-1-2041	600,000	600,000
Transportation revenue: 1.99%
Metropolitan Transportation Authority Series A	5.00	11-15-2031	4,000,000	4,476,227
Metropolitan Transportation Authority Series A2	5.00	11-15-2028	3,500,000	3,563,096
Metropolitan Transportation Authority Series A-2øø	5.00	11-15-2045	8,310,000	8,958,992
Metropolitan Transportation Authority Series B	5.00	11-15-2028	365,000	388,940
Metropolitan Transportation Authority Series B	5.00	11-15-2031	8,000,000	8,952,454
Metropolitan Transportation Authority Series D	5.00	11-15-2026	4,475,000	4,567,963
				30,907,672
Utilities revenue: 0.36%
Long Island Power Authority Series Bøø	1.50	9-1-2051	5,590,000	5,525,948
Water & sewer revenue: 0.14%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,250,539
				129,314,177
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.20%
Health revenue: 0.12%
North Carolina Medical Care Commission Caromont Health Obligated Group Series Bøø	5.00%	2-1-2051	$1,000,000	$1,001,655
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2026	245,000	245,520
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2027	295,000	299,784
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2028	305,000	314,288
				1,861,247
Housing revenue: 0.08%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2028	1,155,000	1,165,649
				3,026,896
North Dakota: 0.59%
Health revenue: 0.59%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2026	435,000	440,796
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2027	1,125,000	1,155,254
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2028	1,525,000	1,586,009
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,750,000	1,840,270
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	3,410,000	3,623,745
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2030	200,000	217,417
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2031	325,000	357,766
				9,221,257
Ohio: 4.33%
Airport revenue: 0.21%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,214,863
GO revenue: 0.23%
City of Cleveland Series A	5.00	12-1-2026	3,610,000	3,616,570
Health revenue: 1.78%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	10,000,000	10,314,082
County of Hamilton UC Health Obligated Group	5.00	9-15-2026	655,000	659,883
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A	5.00	1-15-2028	4,000,000	4,161,116
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	3.55	1-15-2049	12,400,000	12,400,000
				27,535,081
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 21

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.95%
Columbus-Franklin County Finance Authority South High Street Apartments LPøø	3.19%	6-1-2044	$3,000,000	$3,009,472
Ohio Housing Finance Agency at Main LLCøø	3.70	11-1-2047	1,800,000	1,818,165
State of Ohio Series Cø	2.35	10-1-2036	5,630,000	5,630,000
Summit County Development Finance Authority RC Heights LLCøø	2.80	10-1-2044	4,300,000	4,237,877
				14,695,514
Industrial development revenue: 0.24%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	3,750,000	3,748,257
Miscellaneous revenue: 0.04%
Dayton City School District COP	3.00	12-1-2026	180,000	179,987
Dayton City School District COP	3.00	12-1-2027	270,000	269,892
Dayton City School District COP	4.00	12-1-2028	230,000	235,702
				685,581
Tax revenue: 0.37%
City of Akron Income Tax Revenue	4.00	12-1-2027	3,540,000	3,629,830
City of Akron Income Tax Revenue	4.00	12-1-2028	2,000,000	2,073,903
				5,703,733
Utilities revenue: 0.42%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2027	400,000	410,412
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2029	350,000	374,796
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2026	1,500,000	1,504,041
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2027	1,600,000	1,641,648
Ohio Air Quality Development Authority Dayton Power & Light Co. Series A AMTøø	4.25	11-1-2040	2,550,000	2,589,133
				6,520,030
Water & sewer revenue: 0.09%
City of Fairview Park BAN144A	4.00	11-19-2026	1,350,000	1,363,036
				67,082,665
Oklahoma: 2.20%
Health revenue: 0.13%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2031	2,000,000	2,003,476
Housing revenue: 1.97%
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman Series A	5.00	6-1-2030	2,540,000	2,772,926
Creek County Educational Facilities Authority Independent School District No. 2 Bristow	5.00	9-1-2031	3,900,000	4,253,265
The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Kingfisher Special Projects Authority Independent School District No. 7	4.00%	3-1-2026	$2,005,000	$2,008,353
McIntosh County Educational Facilities Authority Independent School District No. 19 Checotah	2.00	9-1-2027	415,000	401,928
Murray County Educational Facilities Authority Murray County Independent School District No. 10 Davis	5.00	9-1-2030	630,000	668,893
Murray County Educational Facilities Authority Murray County Independent School District No. 10 Davis	5.00	9-1-2031	665,000	711,373
Murray County Educational Facilities Authority Murray County Independent School District No. 10 Davis	5.00	9-1-2032	1,395,000	1,496,726
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2030	2,120,000	2,237,811
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2031	1,250,000	1,324,686
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2026	590,000	593,177
Oklahoma Housing Finance Agency Reserve at Chisholm Creek Apartments LPøø	3.00	10-1-2047	6,000,000	6,000,774
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2030	2,500,000	2,741,255
Tulsa County Industrial Authority Independent School District No. 13 Glenpool	5.00	9-1-2030	460,000	501,401
Tulsa County Industrial Authority Independent School District No. 13 Glenpool	5.00	9-1-2031	500,000	552,646
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2031	835,000	922,919
Tulsa County Industrial Authority Tulsa County Independent School District No. 11 Owasso	5.00	9-1-2028	1,300,000	1,375,121
Washington County Educational Facilities Authority Independent School District No. 7 Dewey	5.00	9-1-2031	445,000	475,303
Weatherford Industrial Trust Independent School District No. 26	5.00	3-1-2027	1,475,000	1,506,861
				30,545,418
Miscellaneous revenue: 0.05%
Kay County Public Buildings Authority Sales Tax Revenue	2.38	4-1-2026	750,000	746,493
Tax revenue: 0.05%
Jackson County Facilities Authority Courthouse Project	4.00	10-1-2027	810,000	823,359
				34,118,746
Oregon: 1.88%
Airport revenue: 0.78%
Port of Portland Airport Revenue Series 26-C AMT	5.00	7-1-2026	1,240,000	1,252,397
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2030	10,000,000	10,893,285
				12,145,682
GO revenue: 0.77%
Port of Morrow Series A	4.00	6-1-2026	345,000	345,808
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 23

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Port of Morrow Series A	4.00%	6-1-2027	$535,000	$539,771
State of Oregon Article XI-Q State Projects Series A	5.00	5-1-2028	10,485,000	11,100,677
				11,986,256
Industrial development revenue: 0.33%
Oregon State Business Development Commission Intel Corp. Series 232øø	3.80	12-1-2040	5,000,000	5,053,729
				29,185,667
Pennsylvania: 3.66%
Airport revenue: 0.43%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2027	2,000,000	2,041,975
Allegheny County Airport Authority Series A AMT	5.00	1-1-2028	2,000,000	2,077,082
City of Philadelphia Airport Revenue Series A	5.00	7-1-2026	1,160,000	1,173,668
City of Philadelphia Airport Revenue Series A	5.00	7-1-2027	1,400,000	1,450,203
				6,742,928
Education revenue: 0.87%
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2027	385,000	393,886
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2028	415,000	428,903
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2026	1,005,000	1,006,110
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2028	1,090,000	1,099,454
Northampton County General Purpose Authority Lehigh University Series B (TD Bank N.A. SPA)ø	3.32	11-15-2039	1,000,000	1,000,000
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2026	1,475,000	1,483,417
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	500,000	513,705
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2029	1,115,000	1,190,552
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2030	1,795,000	1,951,466
Pennsylvania Higher Educational Facilities Authority York College Series T4øø	4.50	5-1-2033	2,985,000	2,992,025
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2029	1,395,000	1,404,713
				13,464,231
GO revenue: 0.41%
Allentown City School District (BAM Insured)	5.00	2-1-2027	3,875,000	3,955,251
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2027	200,000	195,119
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2028	220,000	211,486
City of Oil City Series A (AG Insured)	4.00	12-1-2026	200,000	202,327
City of Oil City Series A (AG Insured)	4.00	12-1-2027	195,000	199,544
City of Oil City Series A (AG Insured)	4.00	12-1-2028	200,000	206,544
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	1,325,000	1,340,442
				6,310,713
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.90%
Doylestown Hospital Authority Obligated Group Series A	5.00%	7-1-2027	$1,305,000	$1,306,595
Jefferson County Hospital Authority Punxsutawney Area Hospital, Inc.144A	4.50	1-15-2027	7,000,000	7,015,505
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.00	11-1-2030	2,030,000	2,169,731
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2029	190,000	199,648
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2031	210,000	225,944
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2029	440,000	471,578
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2030	515,000	561,744
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	1,935,000	2,021,853
				13,972,598
Housing revenue: 0.17%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	1,835,000	1,845,083
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	510,000	510,933
Pennsylvania Housing Finance Agency Series 137	5.00	4-1-2026	240,000	241,288
				2,597,304
Miscellaneous revenue: 0.56%
Delaware Valley Regional Finance Authority Series B (Bank of America N.A. LOC)ø	2.43	12-1-2060	6,000,000	6,000,000
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2026	615,000	615,000
Sports & Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax Revenue (AG Insured)	5.00	2-1-2026	2,000,000	2,003,589
				8,618,589
Tax revenue: 0.10%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2026	500,000	501,803
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2027	500,000	510,754
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2028	500,000	518,794
				1,531,351
Transportation revenue: 0.15%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	548,694
Pennsylvania Turnpike Commission (TD Bank N.A. LOC)ø	3.36	12-1-2039	1,500,000	1,500,000
Pennsylvania Turnpike Commission Series B	5.00	12-1-2026	350,000	357,848
				2,406,542
Water & sewer revenue: 0.07%
Allegheny County Sanitary Authority Series A	5.00	6-1-2026	850,000	858,405
Allegheny County Sanitary Authority Series A	5.00	6-1-2027	300,000	309,810
				1,168,215
				56,812,471
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 25

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Rhode Island: 0.11%
Housing revenue: 0.11%
Providence Public Building Authority Capital Improvement Program Projects Series A (AG Insured)	5.00%	9-15-2030	$1,500,000	$1,639,389
South Carolina: 0.63%
GO revenue: 0.23%
County of Colleton General Obligation Capital Project (BAM Insured)	4.00	7-1-2027	3,535,000	3,608,634
Health revenue: 0.02%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2030	250,000	264,628
Housing revenue: 0.26%
South Carolina State Housing Finance & Development Authorityøø	3.25	1-1-2046	4,000,000	4,013,718
Utilities revenue: 0.12%
South Carolina Public Service Authority Series A	5.00	12-1-2031	850,000	953,294
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	408,162
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	438,678
				1,800,134
				9,687,114
South Dakota: 2.06%
Health revenue: 1.61%
South Dakota HEFA Sanford Obligated Group Series D-1ø	3.37	7-1-2055	15,000,000	15,000,000
South Dakota HEFA Sanford Obligated Group Series D-2ø	3.30	7-1-2055	10,000,000	10,000,000
				25,000,000
Housing revenue: 0.45%
South Dakota Housing Development Authority Series G (GNMA / FNMA / FHLMC Insured) (Bank of America N.A. SPA)ø	2.50	11-1-2050	7,000,000	7,000,000
				32,000,000
Tennessee: 1.56%
Airport revenue: 0.30%
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2027	675,000	694,383
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2028	1,000,000	1,049,305
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2029	2,675,000	2,858,712
				4,602,400
Health revenue: 0.74%
City of Jackson West Tennessee Healthcare Obligated Group Series A	5.00	4-1-2029	770,000	805,723
Rutherford County Health & Educational Facilities Board Ascension Health Credit Group Series B-1øø	5.00	11-15-2048	3,500,000	3,826,707
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A	5.00	5-1-2028	330,000	337,654
The accompanying notes are an integral part of these financial statements.
26 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A	5.00%	5-1-2029	$2,685,000	$2,746,042
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.58	9-1-2036	3,750,000	3,750,000
				11,466,126
Housing revenue: 0.21%
McMinnville-Warren County Industrial Development Boardøø	2.75	9-1-2029	3,250,000	3,237,167
Utilities revenue: 0.31%
City of Memphis Memphis Light Gas & Water Division Electric System Revenue Series A	5.00	12-1-2026	600,000	613,498
City of Memphis Memphis Light Gas & Water Division Electric System Revenue Series A	5.00	12-1-2027	450,000	471,380
Tennergy Corp. Series A	5.50	12-1-2028	1,000,000	1,054,639
Tennergy Corp. Series Aøø	5.50	10-1-2053	2,500,000	2,681,550
				4,821,067
				24,126,760
Texas: 15.03%
Airport revenue: 1.90%
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,010,444
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2027	1,000,000	1,028,715
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2030	4,250,000	4,594,220
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2028	3,000,000	3,147,916
City of Houston Airport System Revenue Series B	5.00	7-1-2026	1,500,000	1,517,078
Dallas Fort Worth International Airport Series A-2 AMTøø	5.00	11-1-2050	14,000,000	14,820,694
Love Field Airport Modernization Corp. Dallas Airport Revenue AMT	5.00	11-1-2026	3,250,000	3,301,273
				29,420,340
Education revenue: 0.30%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2027	350,000	355,005
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2028	290,000	295,031
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2030	200,000	218,489
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2031	205,000	227,247
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2032	215,000	240,801
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2027	500,000	514,329
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2028	300,000	313,867
Clifton Higher Education Finance Corp. Series Bøø	4.00	2-15-2055	1,000,000	1,044,389
Odessa Junior College District (AG Insured)	4.00	7-1-2028	400,000	411,141
Texas PFA Southern University (BAM Insured)	5.00	5-1-2028	1,000,000	1,006,752
				4,627,051
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 27

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.38%
Alvarado Independent School Districtøø	4.00%	2-15-2052	$2,500,000	$2,582,785
Andrews County Hospital District	5.00	3-15-2027	1,750,000	1,788,080
City of Port Arthur (BAM Insured)	5.00	2-15-2026	290,000	290,746
City of Port Arthur (BAM Insured)	5.00	2-15-2027	310,000	317,516
City of Port Arthur (BAM Insured)	5.00	2-15-2028	365,000	381,509
Dallas Independent School District Series A-1øø	5.00	2-15-2055	5,000,000	5,013,103
Denton Independent School District Series B2øø	4.00	8-15-2055	2,000,000	2,116,050
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,200,000	1,179,356
Katy Independent School District Series Cøø	4.00	8-15-2050	6,000,000	6,044,144
Northside Independent School Districtøø	3.55	6-1-2050	5,000,000	5,060,407
Pasadena Independent School District Series A	4.00	2-15-2032	4,000,000	4,002,794
Round Rock Independent School District Series Aøø	5.00	8-1-2044	5,000,000	5,517,959
Tender Option Bond Trust Receipts/Certificates Series XF3417 (Barclays Bank plc LIQ)144Aø	3.35	2-15-2055	2,665,000	2,665,000
				36,959,449
Health revenue: 2.19%
Harris County Cultural Education Facilities Finance Corp. Houston Methodist Hospital Obligated Group Series A (Bank of America N.A. SPA)ø	2.50	12-1-2060	5,000,000	5,000,000
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series Bøø	5.00	6-1-2050	5,000,000	5,271,587
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	5.00	10-1-2031	5,000,000	5,618,132
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series Bøø	5.00	10-1-2051	8,500,000	9,412,327
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2030	850,000	927,552
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2031	900,000	996,929
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.00	1-1-2032	1,120,000	1,195,042
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Eøø	5.00	11-15-2052	4,000,000	4,019,594
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2026	1,440,000	1,453,887
				33,895,050
Housing revenue: 1.55%
Alamo Area Housing Finance Corp. Cedar Bluff Apartments LPøø	3.39	7-10-2044	5,250,000	5,307,897
Housing Options, Inc. Culbreath LPøø	3.75	11-1-2045	4,000,000	4,061,571
Houston Housing Finance Corp. Cordova Apartments LPøø	3.65	2-1-2048	3,700,000	3,733,669
Legacy Denton Public Facility Corp. Roselawn Village Ltd.øø	3.15	11-1-2043	3,000,000	3,002,114
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.55	3-1-2038	1,850,000	1,850,000
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,003,997
Victory Street Public Facility Corp. Independence Heights Apartments II LPøø	3.15	1-1-2047	4,000,000	4,006,092
				23,965,340
The accompanying notes are an integral part of these financial statements.
28 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.57%
City of Houston Airport System Revenue United Airlines, Inc.	5.00%	7-15-2028	$4,500,000	$4,623,571
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2026	4,000,000	4,029,588
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	11,000,000	11,319,011
Mission Economic Development Corp. Graphic Packaging International LLC AMTøø	5.00	12-1-2064	2,500,000	2,591,021
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	1.88	1-1-2026	800,000	800,000
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.00	1-1-2027	525,000	513,877
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.13	1-1-2028	575,000	552,491
				24,429,559
Miscellaneous revenue: 0.22%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2029	420,000	455,473
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2030	1,520,000	1,680,152
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2029	400,000	433,784
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2030	750,000	829,023
				3,398,432
Resource recovery revenue: 1.98%
Matagorda County Navigation District No. 1 AEP Texas, Inc. Series A (Ambac Insured)	4.40	5-1-2030	4,130,000	4,308,241
Mission Economic Development Corp. Republic Services, Inc. AMT	3.50	1-1-2026	5,000,000	5,000,000
Mission Economic Development Corp. Waste Management, Inc. AMTøø	4.00	11-1-2048	3,000,000	3,000,251
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Bø	2.57	4-1-2040	5,000,000	5,000,000
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Cø	2.55	4-1-2040	3,400,000	3,400,000
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Dø	2.52	11-1-2040	10,000,000	10,000,000
				30,708,492
Tax revenue: 0.39%
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2026	510,000	515,035
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2027	845,000	864,243
City of Dallas Hotel Occupancy Tax Revenue	4.00	8-15-2028	1,290,000	1,296,729
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	3,415,000	3,416,886
				6,092,893
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 29

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 1.54%
Central Texas Turnpike System Series Bøø	5.00%	8-15-2042	$10,000,000	$10,790,907
Central Texas Turnpike System Series C	5.00	8-15-2031	3,500,000	3,915,848
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2030	450,000	491,860
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2031	600,000	667,454
Tender Option Bond Trust Receipts/Certificates Series XF3487 (Morgan Stanley Bank LIQ)144Aø	3.39	10-1-2055	8,000,000	8,000,000
				23,866,069
Utilities revenue: 0.78%
Lower Colorado River Authority	5.00	5-15-2027	2,000,000	2,065,487
Lower Colorado River Authority (AG Insured)	5.00	5-15-2027	1,385,000	1,428,835
Lower Colorado River Authority (AG Insured)	5.00	5-15-2028	2,285,000	2,413,280
Texas Municipal Gas Acquisition & Supply Corp. II (SIFMA Municipal Swap+0.55%)±	3.87	9-15-2027	3,645,000	3,637,334
Texas Municipal Power Agency (AG Insured)	3.00	9-1-2026	950,000	950,805
Texas Municipal Power Agency (AG Insured)	3.00	9-1-2027	1,600,000	1,601,488
				12,097,229
Water & sewer revenue: 0.23%
San Antonio Water System Series A (Truist Bank SPA)ø	2.50	5-1-2054	3,500,000	3,500,000
				232,959,904
Utah: 0.07%
Telecom revenue: 0.02%
Utah Infrastructure Agency	3.00	10-15-2026	310,000	308,703
Utilities revenue: 0.05%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2030	385,000	420,496
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2031	300,000	332,795
				753,291
				1,061,994
Vermont: 0.26%
Housing revenue: 0.26%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	4,000,000	4,002,292
Virginia: 1.93%
Airport revenue: 0.10%
Virginia Port Authority Series B AMT	5.00	7-1-2029	1,500,000	1,514,062
Education revenue: 0.31%
Virginia College Building Authority Regent University	5.00	6-1-2026	300,000	301,624
Virginia College Building Authority Regent University	5.00	6-1-2027	275,000	280,484
Virginia College Building Authority Regent University	5.00	6-1-2028	300,000	310,107
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2030	1,125,000	1,210,190
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2031	1,050,000	1,142,024
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2032	1,490,000	1,631,593
				4,876,022
The accompanying notes are an integral part of these financial statements.
30 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.23%
Virginia Small Business Financing Authority Carilion Clinic Obligated Group Series A (Truist Bank LOC)ø	2.50%	7-1-2042	$3,500,000	$3,500,000
Housing revenue: 0.39%
Arlington County IDA Park Shirlington Preservation LP Series A	5.00	1-1-2026	6,000,000	6,000,000
Tax revenue: 0.06%
Marquis CDA of York County Virginia CCAB144A	7.50	9-1-2045	680,000	238,000
Marquis CDA of York County Virginia Series A	5.10	9-1-2036	2,169,000	759,150
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	3,493,000	8,733
				1,005,883
Transportation revenue: 0.25%
Tender Option Bond Trust Receipts/Certificates Series XF3444 (Morgan Stanley Bank LIQ)144Aø	3.37	6-1-2052	3,870,000	3,870,000
Utilities revenue: 0.59%
Louisa IDA Virginia Electric & Power Co. Series Aøø	3.65	11-1-2035	9,000,000	9,110,429
				29,876,396
Washington: 1.77%
Airport revenue: 0.06%
Washington EDFA AMTøø	5.88	12-1-2045	1,000,000	1,004,489
GO revenue: 0.41%
City of Seattle Series A	4.00	4-1-2031	2,395,000	2,403,132
State of Washington	5.00	6-1-2026	1,570,000	1,586,242
Tacoma Metropolitan Park District	5.00	12-1-2026	2,250,000	2,298,396
				6,287,770
Health revenue: 0.66%
Skagit County Public Hospital District No. 1	5.00	12-1-2027	3,655,000	3,705,336
Skagit County Public Hospital District No. 1	5.00	12-1-2028	2,000,000	2,026,119
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	4,125,000	4,131,047
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2026	285,000	290,946
				10,153,448
Housing revenue: 0.46%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2027	1,000,000	1,032,699
King County Housing Authority	4.00	10-1-2027	300,000	303,976
Snohomish County Housing Authority	5.00	4-1-2026	730,000	733,425
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,127,059
				7,197,159
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 31

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.18%
Energy Northwest Bonneville Power Administration Series A	5.00%	7-1-2030	$2,500,000	$2,773,212
				27,416,078
West Virginia: 0.32%
Resource recovery revenue: 0.16%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,510,227
Utilities revenue: 0.16%
West Virginia EDA Appalachian Power Co. Series A AMTøø	3.30	1-1-2041	2,500,000	2,518,996
				5,029,223
Wisconsin: 3.92%
Airport revenue: 0.05%
County of Milwaukee Airport Revenue Series A AMT	5.00	12-1-2030	710,000	775,285
GO revenue: 0.16%
County of Buffalo	4.00	9-1-2029	650,000	668,769
Monroe School District (AG Insured)	5.00	3-1-2030	675,000	735,368
Oshkosh Area School District	5.00	3-1-2026	1,000,000	1,003,387
				2,407,524
Health revenue: 2.72%
PFA Series 202 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.60	8-15-2044	12,500,000	12,500,000
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2027	200,000	204,990
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2028	225,000	234,110
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	3.42	2-15-2054	1,275,000	1,275,000
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C- 3øø	5.00	8-15-2054	1,250,000	1,262,414
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2026	1,060,000	1,070,230
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	5.00	2-15-2029	2,500,000	2,648,673
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2øø	5.00	2-15-2051	18,300,000	18,575,633
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2029	1,000,000	1,002,733
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2026	355,000	357,454
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2030	1,035,000	1,071,455
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2026	795,000	795,149
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2028	860,000	863,893
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2027	140,000	140,201
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2028	195,000	195,883
				42,197,818
The accompanying notes are an integral part of these financial statements.
32 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.09%
PFA Waste Management, Inc. Series A-2 AMT	2.88%	5-1-2027	$1,400,000	$1,383,105
Miscellaneous revenue: 0.53%
Cambridge School District	4.00	9-2-2026	2,250,000	2,264,575
Village of Johnson Creek Series A	3.50	5-1-2030	2,395,000	2,398,956
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,500,000	3,529,265
				8,192,796
Tax revenue: 0.08%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	1,190,000	1,221,031
Utilities revenue: 0.19%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	3,004,060
Water & sewer revenue: 0.10%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,600,000	1,588,062
				60,769,681
Wyoming: 0.23%
Health revenue: 0.23%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	3,500,000	3,500,702
Total municipal obligations (Cost $1,517,463,035)				1,517,832,192

		Yield	Shares
Short-term investments: 0.51%
Investment companies: 0.51%
Allspring Government Money Market Fund Select Class♠∞##		3.71	8,010,473	8,010,473
Total short-term investments (Cost $8,010,473)				8,010,473
Total investments in securities (Cost $1,535,473,508)	99.06%			1,535,842,665
Other assets and liabilities, net	0.94			14,502,872
Total net assets	100.00%			$1,550,345,537

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 33

Portfolio of investments—December 31, 2025 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,230,843	$261,133,975	$(264,354,345)	$0	$0	$8,010,473	8,010,473	$150,504
The accompanying notes are an integral part of these financial statements.
34 | Allspring Short-Term Municipal Bond Fund

Statement of assets and liabilities—December 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,527,463,035)	$1,527,832,192
Investments in affiliated securities, at value (cost $8,010,473)	8,010,473
Cash	150,339
Receivable for interest	15,527,745
Receivable for Fund shares sold	985,668
Receivable for investments sold	485,000
Total assets	1,552,991,417
Liabilities
Payable for Fund shares redeemed	1,223,257
Dividends payable	430,457
Management fee payable	381,831
Payable for when-issued transactions	281,937
Administration fees payable	120,381
Shareholder servicing fees payable	65,681
Distribution fee payable	2,985
Trustees’ fees and expenses payable	963
Accrued expenses and other liabilities	138,388
Total liabilities	2,645,880
Total net assets	$1,550,345,537
Net assets consist of
Paid-in capital	$1,612,282,578
Total distributable loss	(61,937,041)
Total net assets	$1,550,345,537
Computation of net asset value and offering price per share
Net assets–Class A	$296,508,295
Shares outstanding–Class A1	30,329,978
Net asset value per share–Class A	$9.78
Maximum offering price per share – Class A2	$9.98
Net assets–Class C	$4,520,674
Shares outstanding–Class C1	462,413
Net asset value per share–Class C	$9.78
Net assets–Class R6	$140,789,593
Shares outstanding–Class R6[1]	14,373,904
Net asset value per share–Class R6	$9.79
Net assets–Institutional Class	$1,108,526,975
Shares outstanding–Institutional Class[1]	113,196,212
Net asset value per share–Institutional Class	$9.79
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 35

Statement of operations—six months ended December 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$24,523,223
Income from affiliated securities	150,504
Total investment income	24,673,727
Expenses
Management fee	2,705,049
Administration fees
Class A	225,018
Class C	3,653
Class R6	21,051
Administrator Class	346 [1]
Institutional Class	456,294
Shareholder servicing fees
Class A	374,790
Class C	6,088
Administrator Class	858 [1]
Distribution fee
Class C	18,264
Custody and accounting fees	30,445
Professional fees	44,776
Registration fees	2
Shareholder report expenses	55,879
Trustees’ fees and expenses	10,110
Other fees and expenses	18,804
Total expenses	3,971,427
Less: Fee waivers and/or expense reimbursements
Fund-level	(324,992)
Class A	(150,843)
Class C	(2,214)
Net expenses	3,493,378
Net investment income	21,180,349
Realized and unrealized gains (losses) on investments
Net realized gains on investments	142,060
Net change in unrealized gains (losses) on investments	10,968,098
Net realized and unrealized gains (losses) on investments	11,110,158
Net increase in net assets resulting from operations	$32,290,507
1 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
36 | Allspring Short-Term Municipal Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
Operations
Net investment income		$21,180,349		$41,457,646
Net realized gains (losses) on investments		142,060		(1,374,778)
Net change in unrealized gains (losses) on investments		10,968,098		19,924,410
Net increase in net assets resulting from operations		32,290,507		60,007,278
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,611,854)		(7,744,467)
Class C		(40,108)		(77,953)
Class R6		(1,880,821)		(3,603,650)
Administrator Class		(8,232)[1]		(38,177)
Institutional Class		(14,994,061)		(29,945,853)
Total distributions to shareholders		(20,535,076)		(41,410,100)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,681,090	16,423,622	2,077,957	20,093,707
Class C	58,893	575,264	107,478	1,039,611
Class R6	1,462,762	14,303,454	2,551,190	24,718,023
Administrator Class	2,986 [1]	29,084 [1]	56,730	547,659
Institutional Class	13,427,436	131,332,373	40,482,902	391,632,915
		162,663,797		438,031,915
Reinvestment of distributions
Class A	356,317	3,479,496	756,313	7,322,559
Class C	3,994	39,008	7,923	76,714
Class R6	144,954	1,417,935	266,834	2,588,051
Administrator Class	598 [1]	5,820 [1]	3,405	32,956
Institutional Class	1,401,467	13,706,544	2,930,890	28,428,658
		18,648,803		38,448,938
Payment for shares redeemed
Class A	(2,896,950)	(28,255,225)	(6,236,689)	(60,334,159)
Class C	(85,931)	(839,314)	(92,719)	(896,911)
Class R6	(1,139,204)	(11,141,416)	(3,369,088)	(32,629,070)
Administrator Class	(5,059)[1]	(49,497)[1]	(58,363)	(564,034)
Institutional Class	(15,923,954)	(155,822,186)	(58,376,589)	(566,015,189)
		(196,107,638)		(660,439,363)
1 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 37

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(168,073)[2]	$(1,647,467)[2]	0	$0
Institutional Class	167,707 [2]	1,647,467 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(14,795,038)		(183,958,510)
Total decrease in net assets		(3,039,607)		(165,361,332)
Net assets
Beginning of period		1,553,385,144		1,718,746,476
End of period		$1,550,345,537		$1,553,385,144
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
38 | Allspring Short-Term Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.70	$9.60	$9.52	$9.54	$9.95	$9.92
Net investment income	0.12 [1]	0.24 [1]	0.22 [1]	0.16 [1]	0.10	0.12
Net realized and unrealized gains (losses) on investments	0.08	0.10	0.08	(0.01)	(0.41)	0.03
Total from investment operations	0.20	0.34	0.30	0.15	(0.31)	0.15
Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.22)	(0.17)	(0.10)	(0.12)
Net asset value, end of period	$9.78	$9.70	$9.60	$9.52	$9.54	$9.95
Total return[2]	2.05%	3.53%	3.24%	1.53%	(3.09)%	1.52%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.76%	0.76%	0.76%	0.77%
Net expenses	0.62%	0.61%	0.63%	0.63%	0.63%	0.63%
Net investment income	2.49%	2.44%	2.30%	1.71%	1.05%	1.20%
Supplemental data
Portfolio turnover rate	16%	31%	24%	30%	28%	20%
Net assets, end of period (000s omitted)	$296,508	$302,621	$332,104	$397,949	$522,582	$685,618

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 39

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.70	$9.60	$9.52	$9.54	$9.95	$9.92
Net investment income	0.09 [1]	0.16 [1]	0.15 [1]	0.09 [1]	0.03	0.05
Net realized and unrealized gains (losses) on investments	0.07	0.10	0.08	(0.02)	(0.41)	0.03
Total from investment operations	0.16	0.26	0.23	0.07	(0.38)	0.08
Distributions to shareholders from
Net investment income	(0.08)	(0.16)	(0.15)	(0.09)	(0.03)	(0.05)
Net asset value, end of period	$9.78	$9.70	$9.60	$9.52	$9.54	$9.95
Total return[2]	1.66%	2.74%	2.47%	0.77%	(3.82)%	0.76%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income	1.73%	1.67%	1.55%	0.97%	0.30%	0.45%
Supplemental data
Portfolio turnover rate	16%	31%	24%	30%	28%	20%
Net assets, end of period (000s omitted)	$4,521	$4,710	$4,443	$4,731	$5,058	$6,962

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
40 | Allspring Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.72	$9.62	$9.53	$9.56	$9.97	$9.94
Net investment income	0.14 [1]	0.26 [1]	0.24 [1]	0.19 [1]	0.13	0.15
Net realized and unrealized gains (losses) on investments	0.06	0.10	0.10	(0.03)	(0.41)	0.03
Total from investment operations	0.20	0.36	0.34	0.16	(0.28)	0.18
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.25)	(0.19)	(0.13)	(0.15)
Net asset value, end of period	$9.79	$9.72	$9.62	$9.53	$9.56	$9.97
Total return[2]	2.09%	3.80%	3.63%	1.70%	(2.82)%	1.80%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.39%	0.39%	0.38%	0.38%	0.39%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.76%	2.70%	2.58%	1.96%	1.33%	1.48%
Supplemental data
Portfolio turnover rate	16%	31%	24%	30%	28%	20%
Net assets, end of period (000s omitted)	$140,790	$135,178	$139,057	$179,524	$346,080	$439,530

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 41

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.72	$9.62	$9.53	$9.56	$9.97	$9.94
Net investment income	0.13 [1]	0.26 [1]	0.24 [1]	0.19 [1]	0.13	0.14
Net realized and unrealized gains (losses) on investments	0.07	0.10	0.10	(0.03)	(0.41)	0.03
Total from investment operations	0.20	0.36	0.34	0.16	(0.28)	0.17
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.25)	(0.19)	(0.13)	(0.14)
Net asset value, end of period	$9.79	$9.72	$9.62	$9.53	$9.56	$9.97
Total return[2]	2.06%	3.75%	3.58%	1.65%	(2.86)%	1.75%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.44%	0.44%	0.43%	0.44%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.71%	2.65%	2.53%	1.96%	1.29%	1.42%
Supplemental data
Portfolio turnover rate	16%	31%	24%	30%	28%	20%
Net assets, end of period (000s omitted)	$1,108,527	$1,109,231	$1,241,533	$1,406,099	$1,155,172	$1,390,537

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
42 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Municipal Bond Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Short-Term Municipal Bond Fund | 43

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $1,535,719,264 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$10,451,007
Gross unrealized losses	(10,327,606)
Net unrealized gains	$123,401
As of June 30, 2025, the Fund had capital loss carryforwards which consisted of $8,898,682 in short-term capital losses and $53,722,611 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$10,000,000	$0	$10,000,000
Municipal obligations	0	1,517,832,192	0	1,517,832,192
Short-term investments
Investment companies	8,010,473	0	0	8,010,473
Total assets	$8,010,473	$1,527,832,192	$0	$1,535,842,665
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services
44 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)
under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended December 31, 2025, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.63%
Class C	1.38
Class R6	0.35
Institutional Class	0.40
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2025, Allspring Funds Distributor received $1,045 from the sale of Class A shares and $914 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended December 31, 2025.
Allspring Short-Term Municipal Bond Fund | 45

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $226,025,000, $210,105,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2025 were $266,103,979 and $226,038,766, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
46 | Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Short-Term Municipal Bond Fund | 47

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

48 | Allspring Short-Term Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3330 12-25

Allspring Wisconsin Tax-Free Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring Wisconsin Tax-Free Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.46%
Alabama: 0.94%
Utilities revenue: 0.94%
Black Belt Energy Gas District Series Aøø	5.25%	5-1-2055	$510,000	$553,893
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	750,000	790,259
				1,344,152
California: 1.12%
Utilities revenue: 1.12%
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	1,000,000	1,061,390
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	528,377
				1,589,767
Florida: 0.18%
Resource recovery revenue: 0.18%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	250,000	252,904
Guam: 6.49%
Airport revenue: 2.00%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2027	300,000	307,048
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	100,000	103,653
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2030	270,000	286,332
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2031	400,000	428,307
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	250,000	270,907
Port Authority of Guam Series A	5.00	7-1-2048	1,000,000	1,004,770
Port Authority of Guam Series B AMT	5.00	7-1-2034	445,000	457,045
				2,858,062
Miscellaneous revenue: 0.34%
Territory of Guam Series F	4.00	1-1-2042	500,000	482,079
Tax revenue: 0.75%
Territory of Guam Hotel Occupancy Tax Series A	5.00	11-1-2035	1,000,000	1,064,791
Utilities revenue: 0.75%
Guam Power Authority Series A	5.00	10-1-2026	500,000	507,308
Guam Power Authority Series A	5.00	10-1-2038	550,000	560,828
				1,068,136
Water & sewer revenue: 2.65%
Guam Government Waterworks Authority	5.00	7-1-2027	500,000	504,212
Guam Government Waterworks Authority	5.00	7-1-2034	500,000	512,224
Guam Government Waterworks Authority	5.00	1-1-2046	2,215,000	2,216,030
Guam Government Waterworks Authority Series A	5.00	1-1-2050	545,000	548,193
				3,780,659
				9,253,727
The accompanying notes are an integral part of these financial statements.
2 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 1.64%
GO revenue: 1.46%
City of Chicago Series A	5.50%	1-1-2041	$1,000,000	$1,020,173
City of Chicago Series B	5.00	1-1-2031	1,000,000	1,053,427
				2,073,600
Miscellaneous revenue: 0.18%
City of Chicago Lakeshore East Special Assessment Area144A	2.69	12-1-2026	266,000	262,540
				2,336,140
Kentucky: 1.49%
Utilities revenue: 1.49%
Kentucky Public Energy Authority Series C	5.00	5-1-2036	2,000,000	2,124,089
Minnesota: 1.87%
Health revenue: 0.84%
City of Center City Hazelden Betty Ford Foundation Series 2025B	5.00	11-1-2044	1,165,000	1,202,955
Housing revenue: 1.03%
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,466,834
				2,669,789
New Jersey: 0.31%
Education revenue: 0.31%
Camden County Improvement Authority KIPP Cooper Norcross Obligated Group	6.00	6-15-2047	425,000	443,358
New York: 1.70%
Education revenue: 1.00%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	434,844
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,000,000	988,833
				1,423,677
GO revenue: 0.70%
City of Ithaca BAN	4.25	2-13-2026	1,000,000	1,000,964
				2,424,641
Pennsylvania: 3.31%
Education revenue: 0.63%
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	600,000	606,619
Pennsylvania EDFA Villanova University	5.00	8-1-2043	270,000	289,823
				896,442
GO revenue: 0.65%
School District of Philadelphia Series B	5.00	9-1-2048	895,000	919,455
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 2.03%
Lancaster IDA Willow Valley Communities Obligated Group	5.00%	12-1-2044	$890,000	$885,894
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	2,000,000	2,011,579
				2,897,473
				4,713,370
Puerto Rico: 2.49%
Health revenue: 1.33%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2026	205,000	206,411
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2031	435,000	468,267
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2032	925,000	991,380
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2034	220,000	233,315
				1,899,373
Miscellaneous revenue: 1.16%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	1,645,000	1,657,852
				3,557,225
Texas: 2.02%
Education revenue: 0.70%
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2027	990,000	1,005,131
GO revenue: 1.32%
Denton Independent School District	4.00	8-15-2048	2,000,000	1,879,485
				2,884,616
Wisconsin: 74.90%
Education revenue: 7.98%
PFA Cincinnati Classical Academy Series A144A	5.88	6-15-2054	500,000	491,925
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2030	495,000	499,979
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2040	1,555,000	1,494,640
Wisconsin HEFA Lawrence University	4.00	2-1-2045	1,685,000	1,470,759
Wisconsin HEFA Medical College of Wisconsin, Inc.	5.00	12-1-2041	2,000,000	2,102,235
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.00	4-1-2038	1,200,000	916,869
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.13	4-1-2039	1,000,000	751,241
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.13	4-1-2040	1,000,000	719,501
The accompanying notes are an integral part of these financial statements.
4 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.25%	4-1-2041	$750,000	$533,923
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.25	4-1-2042	1,000,000	695,752
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	4.50	3-15-2033	665,000	676,102
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	5.00	3-15-2053	1,100,000	1,025,968
				11,378,894
GO revenue: 1.49%
City of Milwaukee Series N5 (BAM Insured)	5.00	12-1-2039	1,915,000	2,125,852
Health revenue: 22.98%
PFA UNC Health Appalachian Obligated Group Series A	5.00	7-1-2037	275,000	282,604
PFA UNC Health Appalachian Obligated Group Series A	5.00	7-1-2038	375,000	383,882
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	2.55	4-1-2048	2,500,000	2,500,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	2.45	4-1-2054	500,000	500,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2027	175,000	182,116
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2029	150,000	162,357
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2039	500,000	546,976
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	3,095,000	3,307,720
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	2,035,000	2,157,239
Wisconsin HEFA Beloit Health System Obligated Group	4.00	7-1-2036	4,000,000	4,039,584
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	50,000	52,464
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2029	1,270,000	1,357,177
Wisconsin HEFA Chiara Housing & Services, Inc. Obligated Group	5.63	7-1-2035	575,000	604,364
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	3.00	2-15-2031	230,000	222,722
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	3.25	2-15-2032	185,000	180,147
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	409,916
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	665,436
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	511,701
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2047	3,135,000	3,141,424
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2030	100,000	99,928
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2031	75,000	74,745
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2041	2,145,000	1,953,140
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2046	850,000	708,406
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2051	500,000	398,193
Wisconsin HEFA PHW Menomonee Falls, Inc.	6.00	10-1-2054	1,000,000	1,028,306
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,350,000	1,355,402
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00%	7-1-2049	$550,000	$551,275
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2044	3,485,000	3,486,206
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2030	935,000	943,710
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2045	650,000	555,519
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2045	475,000	405,956
				32,768,615
Housing revenue: 32.61%
Ashwaubenon CDA County of Brown	3.00	6-1-2044	1,680,000	1,364,413
Ashwaubenon CDA County of Brown	4.00	6-1-2030	250,000	261,582
Ashwaubenon CDA County of Brown	4.00	6-1-2031	1,310,000	1,366,663
Ashwaubenon CDA County of Brown CAB¤	0.00	6-1-2049	8,000,000	2,526,814
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2028	125,000	119,100
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2029	250,000	233,699
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2030	875,000	802,812
Green Bay Housing Authority University Village Housing, Inc.	5.00	4-1-2039	1,500,000	1,609,315
Kaukauna RDA	3.75	6-1-2032	850,000	850,385
Kaukauna RDA	4.00	6-1-2028	425,000	425,432
Kaukauna RDA	4.00	6-1-2035	900,000	900,395
Milwaukee RDA Board of School Directors	5.00	11-15-2028	325,000	330,090
Milwaukee RDA Board of School Directors	5.00	11-15-2030	195,000	198,054
Milwaukee RDA Board of School Directors	5.00	11-15-2033	750,000	761,486
Milwaukee RDA Board of School Directors	5.00	11-15-2034	675,000	684,582
Milwaukee RDA Board of School Directors	5.00	11-15-2036	500,000	505,938
Milwaukee RDA Public Schools Series A	5.00	11-15-2027	1,020,000	1,036,505
Milwaukee RDA Public Schools Series A	5.00	11-15-2028	1,000,000	1,015,660
Milwaukee RDA Public Schools Series A	5.00	11-15-2031	750,000	761,745
New Richmond CDA Series A	4.00	9-1-2042	200,000	197,599
New Richmond CDA Series A	4.25	9-1-2045	200,000	194,619
New Richmond CDA Series A	4.38	9-1-2047	150,000	144,993
New Richmond CDA Series A	4.63	9-1-2055	820,000	802,688
New Richmond CDA Series A	5.00	9-1-2031	100,000	111,684
New Richmond CDA Series A	5.00	9-1-2033	120,000	136,719
New Richmond CDA Series A	5.00	9-1-2034	115,000	129,253
New Richmond CDA Series A	5.00	9-1-2036	100,000	111,207
New Richmond CDA Series A	5.00	9-1-2039	150,000	164,570
New Richmond CDA Series A	5.00	9-1-2040	100,000	108,283
Slinger RDA Village of Slinger Series A	5.00	3-1-2045	3,670,000	3,882,409
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.25	10-1-2026	940,000	933,379
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.40	10-1-2027	570,000	561,220
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,106,960
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	924,894
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,011,310
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2026	85,000	85,844
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2028	200,000	202,056
The accompanying notes are an integral part of these financial statements.
6 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Wisconsin Center District Milwaukee Arena Project	5.00%	12-15-2032	$85,000	$85,728
Wisconsin Dells CDA Tax Incremental District No. 2	4.00	3-1-2026	440,000	439,773
Wisconsin Dells CDA Tax Incremental District No. 3 Series B	3.35	3-1-2026	530,000	528,881
Wisconsin Housing & EDA Housing Revenue Series A	3.38	5-1-2057	635,000	484,892
Wisconsin Housing & EDA Housing Revenue Series A	3.40	11-1-2032	955,000	957,933
Wisconsin Housing & EDA Housing Revenue Series Bøø	3.75	11-1-2055	1,375,000	1,384,268
Wisconsin Housing & EDA Housing Revenue Series C	3.88	11-1-2035	1,100,000	1,100,331
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	203,007
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	322,434
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	300,186
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	331,256
Wisconsin Housing & EDA East National LLC Series Jøø	5.00	8-1-2058	2,100,000	2,121,341
Wisconsin Housing & EDA East Washington Apts LLC Series Iøø	5.00	11-1-2058	2,288,000	2,336,317
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E (FNMA Insured)	4.75	6-1-2043	3,000,000	3,176,760
Wisconsin Housing & EDA Multifamily Housing Revenue Series A AMT	4.05	12-1-2049	800,000	729,095
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.55	7-1-2037	165,000	166,588
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.70	7-1-2047	1,300,000	1,301,544
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.85	7-1-2052	3,000,000	2,963,663
				46,498,354
Miscellaneous revenue: 8.53%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	2.55	6-1-2036	7,500,000	7,500,000
Wisconsin Center District (AG Insured)	5.25	12-15-2027	630,000	650,518
Wisconsin Center District Series A CAB (BAM Insured)¤	0.00	12-15-2033	2,285,000	1,723,530
Wisconsin Center District Series A CAB (NPFGC Insured)¤	0.00	12-15-2027	100,000	94,444
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2028	1,075,000	984,002
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2030	595,000	510,570
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	1,750,000	690,801
				12,153,865
Tax revenue: 0.96%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤	0.00	12-15-2027	270,000	255,382
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤	0.00	12-15-2028	245,000	225,368
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	865,000	887,556
				1,368,306
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.35%
PFA Duke Energy Progress LLC Series A-1øø		3.30%	10-1-2046	$500,000	$500,677
					106,794,563
Total municipal obligations (Cost $144,646,088)					140,388,341
Total investments in securities (Cost $144,646,088)	98.46%				140,388,341
Other assets and liabilities, net	1.54				2,189,571
Total net assets	100.00%				$142,577,912

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
8 | Allspring Wisconsin Tax-Free Fund

Statement of assets and liabilities—December 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $144,646,088)	$140,388,341
Cash	1,274,788
Receivable for interest	1,636,967
Receivable for Fund shares sold	680,592
Prepaid expenses and other assets	33,012
Total assets	144,013,700
Liabilities
Payable for investments purchased	1,020,963
Payable for Fund shares redeemed	254,943
Management fee payable	32,107
Dividends payable	26,253
Administration fees payable	13,477
Shareholder servicing fees payable	12,991
Trustees’ fees and expenses payable	2,306
Accrued expenses and other liabilities	72,748
Total liabilities	1,435,788
Total net assets	$142,577,912
Net assets consist of
Paid-in capital	$147,587,466
Total distributable loss	(5,009,554)
Total net assets	$142,577,912
Computation of net asset value and offering price per share
Net assets–Class A	$59,790,327
Shares outstanding–Class A1	5,684,585
Net asset value per share–Class A	$10.52
Maximum offering price per share – Class A2	$11.02
Net assets–Institutional Class	$82,787,585
Shares outstanding–Institutional Class[1]	7,870,330
Net asset value per share–Institutional Class	$10.52
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 9

Statement of operations—six months ended December 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$2,511,186
Expenses
Management fee	272,030
Administration fees
Class A	42,773
Class C	1,411 [1]
Institutional Class	30,836
Shareholder servicing fees
Class A	71,269
Class C	2,345 [1]
Distribution fee
Class C	7,036 [1]
Custody and accounting fees	3,255
Professional fees	25,476
Registration fees	38,632
Shareholder report expenses	12,096
Trustees’ fees and expenses	2,755
Other fees and expenses	5,328
Total expenses	515,242
Less: Fee waivers and/or expense reimbursements
Fund-level	(61,993)
Class A	(56,200)
Net expenses	397,049
Net investment income	2,114,137
Realized and unrealized gains (losses) on investments
Net realized gains on investments	4,768
Net change in unrealized gains (losses) on investments	3,727,375
Net realized and unrealized gains (losses) on investments	3,732,143
Net increase in net assets resulting from operations	$5,846,280
1 For the period from July 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Wisconsin Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
Operations
Net investment income		$2,114,137		$3,814,856
Net realized gains (losses) on investments		4,768		(184,222)
Net change in unrealized gains (losses) on investments		3,727,375		(1,329,227)
Net increase in net assets resulting from operations		5,846,280		2,301,407
Distributions to shareholders from
Net investment income and net realized gains
Class A		(869,151)		(1,605,019)
Class C		(21,048)[1]		(57,759)
Institutional Class		(1,221,414)		(2,145,275)
Total distributions to shareholders		(2,111,613)		(3,808,053)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	443,767	4,601,110	472,804	4,908,104
Class C	20,839 [1]	215,984 [1]	47,823	495,939
Institutional Class	1,711,466	17,807,242	2,237,723	23,178,154
		22,624,336		28,582,197
Reinvestment of distributions
Class A	76,637	797,502	142,092	1,473,500
Class C	1,746 [1]	18,059 [1]	5,396	55,942
Institutional Class	115,036	1,197,081	202,278	2,096,697
		2,012,642		3,626,139
Payment for shares redeemed
Class A	(292,297)	(3,037,048)	(857,616)	(8,840,968)
Class C	(36,018)[1]	(372,108)[1]	(77,665)	(799,117)
Institutional Class	(1,271,776)	(13,133,852)	(1,486,720)	(15,373,596)
		(16,543,008)		(25,013,681)
Share conversions
Class A	233,541 [2]	2,455,850 [2]	0	0
Class C	(233,559)[2]	(2,455,850)[2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		8,093,970		7,194,655
Total increase in net assets		11,828,637		5,688,009
Net assets
Beginning of period		130,749,275		125,061,266
End of period		$142,577,912		$130,749,275
1 For the period from July 1, 2025 to November 14, 2025
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 11

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.23	$10.34	$10.25	$10.30	$11.28	$11.12
Net investment income	0.16 [1]	0.30 [1]	0.27 [1]	0.25	0.20	0.21
Net realized and unrealized gains (losses) on investments	0.29	(0.11)	0.09	(0.05)	(0.97)	0.16
Total from investment operations	0.45	0.19	0.36	0.20	(0.77)	0.37
Distributions to shareholders from
Net investment income	(0.16)	(0.30)	(0.27)	(0.25)	(0.20)	(0.21)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.16)	(0.30)	(0.27)	(0.25)	(0.21)	(0.21)
Net asset value, end of period	$10.52	$10.23	$10.34	$10.25	$10.30	$11.28
Total return[2]	4.42%	1.79%	3.58%	1.95%	(6.93)%	3.37%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.94%	0.95%	0.95%	0.92%	0.92%
Net expenses	0.64%	0.68%	0.70%	0.70%	0.69%	0.68%
Net investment income	3.05%	2.85%	2.67%	2.41%	1.79%	1.88%
Supplemental data
Portfolio turnover rate	8%	14%	9%	15%	12%	10%
Net assets, end of period (000s omitted)	$59,790	$53,408	$56,490	$63,820	$66,388	$76,836

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Wisconsin Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.23	$10.34	$10.25	$10.30	$11.28	$11.12
Net investment income	0.17 [1]	0.31 [1]	0.29 [1]	0.27	0.22	0.23
Net realized and unrealized gains (losses) on investments	0.29	(0.11)	0.09	(0.05)	(0.97)	0.16
Total from investment operations	0.46	0.20	0.38	0.22	(0.75)	0.39
Distributions to shareholders from
Net investment income	(0.17)	(0.31)	(0.29)	(0.27)	(0.22)	(0.23)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.17)	(0.31)	(0.29)	(0.27)	(0.23)	(0.23)
Net asset value, end of period	$10.52	$10.23	$10.34	$10.25	$10.30	$11.28
Total return[2]	4.49%	1.95%	3.77%	2.13%	(6.78)%	3.54%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.62%	0.63%	0.62%	0.59%	0.59%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	3.17%	3.02%	2.85%	2.59%	1.96%	2.04%
Supplemental data
Portfolio turnover rate	8%	14%	9%	15%	12%	10%
Net assets, end of period (000s omitted)	$82,788	$74,816	$65,766	$77,605	$78,887	$88,620

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Wisconsin Tax-Free Fund ( the “Fund”) which is a non-diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
14 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $144,646,507 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,073,346
Gross unrealized losses	(5,331,512)
Net unrealized losses	$(4,258,166)
As of June 30, 2025, the Fund had capital loss carryforwards which consisted of $98,160 in short-term capital losses and $664,778 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$140,388,341	$0	$140,388,341
Total assets	$0	$140,388,341	$0	$140,388,341
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Wisconsin Tax-Free Fund | 15

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2025, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.70%
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2025, Allspring Funds Distributor received $1,132 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
16 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $2,500,000, $4,900,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2025 were $12,076,186 and $10,552,052, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s investments were concentrated in the state of Wisconsin.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
Allspring Wisconsin Tax-Free Fund | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Wisconsin Tax-Free Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3328 12-25

Allspring Ultra Short-Term Municipal Income Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring Ultra Short-Term Municipal Income Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 1.26%
California: 0.44%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (25 shares) 3.71%144Aø	$2,500,000	$2,500,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A (22 shares) 3.77%144Aø	2,200,000	2,200,000
		4,700,000
Massachusetts: 0.82%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series B (38 shares) 3.77%144Aø	3,750,000	3,750,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (50 shares) 3.40%144Aø	5,000,000	5,000,000
		8,750,000
Total closed-end fund obligations (Cost $13,450,000)		13,450,000

	Interest rate	Maturity date
Municipal obligations: 95.68%
Alabama: 4.61%
Health revenue: 0.32%
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5063 (SIFMA Municipal Swap+0.20%) (Bank of America N.A. LOC, Bank of America N.A. LIQ)144A±	3.52%	11-1-2054	3,425,000	3,425,000
Housing revenue: 0.18%
Alabama HFA Fred Marshall Court Ltd. Series Føø	3.15	12-1-2028	1,900,000	1,901,704
Industrial development revenue: 0.19%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	3.30	7-15-2034	2,000,000	2,001,118
Utilities revenue: 3.92%
Black Belt Energy Gas District Series C	5.50	6-1-2027	1,270,000	1,306,699
Black Belt Energy Gas District Series C	5.50	6-1-2028	1,600,000	1,679,902
Black Belt Energy Gas District Series D2 (U.S. SOFR+1.40%) (Royal Bank of Canada LIQ)±	3.93	7-1-2052	3,500,000	3,520,442
Black Belt Energy Gas District Series E	5.00	5-1-2029	1,790,000	1,882,170
Chatom Industrial Development Board PowerSouth Energy Cooperative Series A (National Rural Utility Finance SPA)ø	3.38	8-1-2037	1,750,000	1,749,039
JPMorgan Chase Putters/Drivers Trust Series 2025-5088144Aø	1.57	4-24-2026	20,000,000	20,000,000
Southeast Energy Authority A Cooperative District Project No. 5 Series A	5.00	7-1-2026	1,750,000	1,763,607
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2027	2,300,000	2,378,799
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2026	3,000,000	3,052,435
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199 (Morgan Stanley Bank LIQ)144Aø	3.57	4-1-2054	2,755,000	2,755,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.70	8-1-2063	2,000,000	2,000,000
				42,088,093
				49,415,915
The accompanying notes are an integral part of these financial statements.
2 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.34%
Airport revenue: 0.20%
State of Alaska International Airports System Series C AMT	5.00%	10-1-2029	$2,040,000	$2,189,801
Health revenue: 0.14%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,501,080
				3,690,881
Arizona: 1.91%
Health revenue: 0.30%
Arizona Health Facilities Authority Series B (SIFMA Municipal Swap+0.25%)±	3.57	1-1-2046	3,235,000	3,217,212
Housing revenue: 0.86%
Arizona IDA Diamond View at Ballpark Village LPøø	2.76	7-1-2047	4,180,000	4,122,293
Arizona IDA TWG Glendale LPøø	5.00	3-1-2045	1,100,000	1,107,287
IDA of the County of Pima Flats at Ballpark Village LP Series 2025øø	2.71	10-1-2059	4,000,000	3,957,616
				9,187,196
Industrial development revenue: 0.28%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	3,000,000	3,041,391
Resource recovery revenue: 0.19%
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	3.45	12-1-2035	2,000,000	1,999,976
Utilities revenue: 0.28%
Coconino County Pollution Control Corp. Nevada Power Co. Series A AMTøø	4.13	9-1-2032	3,000,000	3,004,887
				20,450,662
Arkansas: 0.16%
Tax revenue: 0.16%
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2026	125,000	126,661
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2027	100,000	103,706
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2028	1,420,000	1,490,649
				1,721,016
California: 4.62%
Education revenue: 0.19%
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40	12-1-2026	2,000,000	2,005,553
GO revenue: 0.19%
Parlier Unified School District BAN	4.00	2-1-2029	2,000,000	2,028,312
State of California	5.00	3-1-2028	55,000	55,101
				2,083,413
Health revenue: 1.25%
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	540,000	558,891
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California HFFA Providence St. Joseph Health Obligated Group Series A	5.00%	10-1-2027	$600,000	$601,039
California Statewide CDA Series A144A	5.00	10-1-2028	9,200,000	9,897,328
Palomar Health Obligated Group	5.00	11-1-2028	2,345,000	2,340,964
				13,398,222
Housing revenue: 0.95%
PFA Class A Series 2025-VRS212 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.60	2-1-2055	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7005 (Citibank N.A. LOC, Citibank N.A. LIQ)144Aø	3.44	9-1-2048	5,186,726	5,186,726
				10,186,726
Miscellaneous revenue: 1.23%
City of Los Angeles	5.00	6-25-2026	10,000,000	10,135,096
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	3,000,000	3,006,140
				13,141,236
Resource recovery revenue: 0.33%
California Municipal Finance Authority Republic Services, Inc. Series B AMTø	3.85	7-1-2051	550,000	549,963
California PCFA Republic Services, Inc. AMT144Aø	3.80	7-1-2043	3,000,000	2,999,094
				3,549,057
Utilities revenue: 0.25%
California Community Choice Financing Authority Series C	5.00	10-1-2027	675,000	690,360
City of Vernon Electric System Revenue Series A	5.00	4-1-2026	420,000	422,023
City of Vernon Electric System Revenue Series A	5.00	10-1-2026	585,000	593,672
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2027	400,000	410,420
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2028	500,000	521,179
				2,637,654
Water & sewer revenue: 0.23%
Los Angeles Department of Water & Power Water System Revenue Series C	5.00	7-1-2026	2,450,000	2,476,934
				49,478,795
Colorado: 2.22%
Airport revenue: 0.38%
City & County of Denver Airport System Revenue Series A AMT	5.00	11-15-2030	4,000,000	4,152,854
Education revenue: 1.40%
Board of Governors of Colorado State University System Series B (Bank of America N.A. SPA)ø	2.42	3-1-2055	15,000,000	15,000,000
The accompanying notes are an integral part of these financial statements.
4 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.29%
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Fø	1.37%	5-15-2062	$3,100,000	$3,100,000
Miscellaneous revenue: 0.13%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2028	795,000	839,785
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2029	500,000	537,436
				1,377,221
Utilities revenue: 0.02%
City of Colorado Springs Utilities System Revenue Series C (Sumitomo Mitsui Banking Corp. SPA)ø	3.32	11-1-2028	195,000	195,000
				23,825,075
Connecticut: 2.56%
Education revenue: 0.44%
Connecticut State HEFA Yale University Series Aøø	2.80	7-1-2048	1,700,000	1,699,967
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	3,000,000	3,016,953
				4,716,920
Health revenue: 2.12%
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A	5.00	7-1-2026	2,735,000	2,766,140
Connecticut State HEFA Yale-New Haven Health Obligated Group Series C-2ø	2.25	7-1-2060	20,000,000	20,000,000
				22,766,140
				27,483,060
District of Columbia: 0.52%
Airport revenue: 0.24%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2029	2,355,000	2,528,799
Water & sewer revenue: 0.28%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	2.50	10-1-2054	3,000,000	3,000,000
				5,528,799
Florida: 5.80%
Airport revenue: 0.56%
Tender Option Bond Trust Receipts/Certificates Series CF7044 (AG Insured) (Citibank N.A. LIQ)144Aø	3.47	10-1-2040	6,000,000	6,000,000
Health revenue: 2.51%
City of South Miami Health Facilities Authority, Inc. Baptist Health South Florida Obligated Group Series Bøø	5.00	8-15-2065	3,000,000	3,234,605
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Escambia County Health Facilities Authority ACTS Retirement-Life Communities, Inc. Obligated Group Series B (AG Insured) (TD Bank N.A. SPA)ø	2.50%	11-15-2029	$2,950,000	$2,950,000
Highlands County Health Facilities Authority Series Dø	2.55	11-15-2060	2,000,000	2,000,000
Lee County IDA Health System, Inc. Obligated Group Series Bø	3.86	4-1-2049	16,100,000	16,100,000
PFA Class A Series VRS214 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	1.43	12-1-2055	2,665,000	2,665,000
				26,949,605
Housing revenue: 1.79%
Florida Housing Finance Corp. Culmer Apartments LTD Series C (Department of Housing and Urban Development Insured)øø	3.08	12-1-2026	3,000,000	2,999,505
Florida Housing Finance Corp. Residences at Marina Village LLC Series Søø	2.85	10-1-2043	2,000,000	1,979,889
Florida Housing Finance Corp. Vineland Family Apartments Ltd. Series Eøø	3.80	6-1-2042	3,500,000	3,506,897
Lee County HFA Lofts on Lemon II LLC Series Bøø	3.13	10-1-2029	2,000,000	2,002,966
Miami-Dade County HFA Residences at Palm Court LLC Series Bøø	2.95	9-1-2029	2,700,000	2,689,273
Pinellas County HFA Archway Flats on 4th LLLPøø	3.75	4-1-2044	6,000,000	6,051,258
				19,229,788
Miscellaneous revenue: 0.38%
Palm Beach County School District Series A Certificate of Participation	5.00	8-1-2026	4,000,000	4,052,497
Utilities revenue: 0.56%
City of Gainesville Utilities System Revenue Series B (Truist Bank SPA)ø	2.55	10-1-2042	5,990,000	5,990,000
				62,221,890
Georgia: 3.75%
Health revenue: 0.06%
Gainesville & Hall County Hospital Authority Northeast Georgia Health System Obligated Group Series A	5.00	2-15-2026	700,000	701,783
Housing revenue: 1.39%
Columbus County Housing Authority HACG RAD II LP (Department of Housing and Urban Development Insured)øø	3.30	11-1-2028	2,250,000	2,262,282
Roswell Housing Authority (Northern Trust Company LOC)ø	3.35	9-1-2027	12,600,000	12,600,000
				14,862,282
Utilities revenue: 2.30%
Development Authority of Burke County Georgia Power Co.øø	3.35	11-1-2048	4,000,000	4,033,410
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	1,875,000	1,844,924
Main Street Energy, Inc. Energy Project Series D	5.00	12-1-2029	1,500,000	1,589,863
Main Street Energy, Inc. Energy Project Series D	5.00	12-1-2030	1,750,000	1,872,059
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	12,000,000	11,987,494
Main Street Natural Gas, Inc. Series E	5.00	12-1-2026	2,745,000	2,787,300
The accompanying notes are an integral part of these financial statements.
6 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00%	1-1-2026	$225,000	$225,000
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2026	300,000	303,714
				24,643,764
				40,207,829
Guam: 0.10%
Water & sewer revenue: 0.10%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2026	400,000	403,724
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2026	650,000	656,052
				1,059,776
Hawaii: 0.85%
GO revenue: 0.57%
State of Hawaii Series FB	4.00	4-1-2029	6,155,000	6,170,966
Utilities revenue: 0.28%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,983,817
				9,154,783
Idaho: 0.55%
Housing revenue: 0.28%
Idaho Housing & Finance Associationøø	3.35	6-10-2050	3,000,000	3,019,124
Resource recovery revenue: 0.27%
Southern Idaho Regional Solid Waste District	4.00	3-1-2028	2,810,000	2,841,733
				5,860,857
Illinois: 4.97%
Airport revenue: 1.20%
Chicago Midway International Airport Series A AMT	5.00	1-1-2028	1,200,000	1,242,942
Chicago Midway International Airport Series A AMT	5.00	1-1-2029	1,000,000	1,052,279
Chicago Midway International Airport Series B	5.00	1-1-2027	390,000	398,960
Chicago Midway International Airport Series B	5.00	1-1-2028	225,000	235,276
Chicago Midway International Airport Series C AMT	5.00	1-1-2026	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Series XX1446 (BAM Insured) (Barclays Bank plc LIQ)144Aø	3.44	1-1-2060	7,000,000	7,000,000
				12,929,457
Education revenue: 0.09%
Illinois Finance Authority Bradley University	5.00	8-1-2026	325,000	328,190
Illinois Finance Authority Chicago School - California, Inc.	5.00	4-1-2029	575,000	602,758
				930,948
GO revenue: 0.86%
Chicago Board of Education Series B	5.25	12-1-2028	350,000	360,203
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Board of Education Series C	5.25%	12-1-2027	$675,000	$688,404
Chicago Board of Education Series C	5.25	12-1-2029	1,100,000	1,140,109
City of Peoria Series A (BAM Insured)	4.00	1-1-2026	500,000	500,000
South Sangamon Water Commission (AG Insured)	4.00	1-1-2026	500,000	500,000
State of Illinois	5.00	1-1-2030	2,500,000	2,503,835
State of Illinois (AG Insured)	4.00	2-1-2030	1,500,000	1,515,237
State of Illinois Series C	5.00	11-1-2029	1,940,000	2,010,112
				9,217,900
Health revenue: 1.51%
Illinois Finance Authority Ascension Health Credit Group Series C	5.00	2-15-2028	1,535,000	1,572,105
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (JPMorgan Chase Bank N.A. SPA)ø	2.45	8-15-2057	9,755,000	9,755,000
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	2,820,000	2,837,301
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	4.02	5-1-2042	2,000,000	1,994,137
				16,158,543
Housing revenue: 0.97%
City of Chicago New City Redevelopment LPøø	3.50	8-1-2027	2,150,000	2,153,956
Illinois Housing Development Authority 6900 Crandon LIHTC LLC (FHA Insured)øø	5.00	2-1-2027	2,000,000	2,002,994
Illinois Housing Development Authority Corcoran I LLC (Department of Housing and Urban Development Insured)øø	3.15	7-1-2029	2,200,000	2,202,155
Illinois Housing Development Authority Lakeside Preservation LLC Series Bøø	3.15	8-1-2029	1,500,000	1,501,353
Illinois Housing Development Authority Maywood SLF I LP Series A (FHA Insured) (FHLB SPA)ø	3.36	1-1-2064	980,000	980,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	4.00	12-15-2027	1,500,000	1,525,665
				10,366,123
Miscellaneous revenue: 0.18%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.15%)±	3.79	11-1-2034	1,935,000	1,937,705
Water & sewer revenue: 0.16%
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2026	500,000	500,000
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2027	600,000	613,194
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2028	600,000	626,699
				1,739,893
				53,280,569
Indiana: 3.89%
Airport revenue: 0.14%
Indianapolis Local Public Improvement Bond Bank Series I2 AMT	5.00	1-1-2026	1,500,000	1,500,000
The accompanying notes are an integral part of these financial statements.
8 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.21%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.00%	2-1-2030	$5,000,000	$5,422,689
Lebanon Middle School Building Corp. Series B	5.00	1-15-2026	1,200,000	1,200,852
Wayne Township School Building Corp. Wayne Township Metropolitan School District Series B	5.00	1-15-2027	1,400,000	1,429,792
Westfield High School Building Corp. Westfield-Washington Schools Series B	5.00	1-15-2026	1,580,000	1,581,064
Westfield RDA	5.00	7-1-2026	520,000	525,351
Westfield RDA	5.00	1-1-2027	535,000	546,223
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.00	7-15-2028	1,070,000	1,128,656
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.00	1-15-2029	1,050,000	1,118,749
				12,953,376
Industrial development revenue: 1.99%
City of Jeffersonville Metals USA, Inc. (Bank of America N.A. LOC)ø	3.70	12-1-2027	740,000	740,000
City of Whiting BP Products North America, Inc. Series A AMTøø	5.00	12-1-2044	6,380,000	6,438,706
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Sumitomo Mitsui Banking Corp. LOC)ø	2.55	12-1-2039	14,100,000	14,100,000
				21,278,706
Utilities revenue: 0.38%
City of Rockport Indiana Michigan Power Co. Series Aøø	3.70	6-1-2047	4,000,000	4,081,770
Water & sewer revenue: 0.17%
City of Indianapolis Department of Public Utilities Water System Revenue Series B	5.00	10-1-2028	1,835,000	1,865,438
				41,679,290
Iowa: 0.32%
Industrial development revenue: 0.14%
Iowa Finance Authority Gevo Iowa RNG LLC AMT (Citibank N.A. LOC)øø	3.88	1-1-2042	1,445,000	1,443,502
Utilities revenue: 0.18%
PEFA, Inc. Gas Projectøø	5.00	9-1-2049	1,920,000	1,937,217
				3,380,719
Kansas: 1.78%
GO revenue: 1.78%
City of Manhattan (BAM Insured)	5.00	6-15-2028	4,000,000	4,034,230
City of Manhattan Series 1 (BAM Insured)	5.00	6-15-2027	2,380,000	2,384,187
City of Park City Series 1	3.63	10-1-2027	5,105,000	5,106,242
City of Topeka Series A	3.00	10-1-2026	4,680,000	4,687,990
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2026	280,000	283,997
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2027	330,000	341,677
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00%	9-1-2028	$380,000	$400,855
Tender Option Bond Trust Receipts/Certificates Series 2025- ZF1819 (BAM Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	3.35	9-1-2032	1,875,000	1,875,000
				19,114,178
Kentucky: 1.21%
Miscellaneous revenue: 0.46%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2028	705,000	721,514
Rural Water Financing Agency City of Millington Series A	3.70	5-1-2027	4,225,000	4,194,244
				4,915,758
Utilities revenue: 0.10%
Kentucky Public Energy Authority Series A-1	5.00	7-1-2026	500,000	503,816
Kentucky Public Energy Authority Series A-1	5.00	7-1-2027	525,000	537,294
				1,041,110
Water & sewer revenue: 0.65%
Rural Water Financing Agency County of Macon Series B	3.05	5-1-2027	7,000,000	7,000,204
				12,957,072
Louisiana: 0.50%
Industrial development revenue: 0.29%
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	1,000,000	1,005,918
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	2,000,000	2,024,367
				3,030,285
Water & sewer revenue: 0.21%
City of New Orleans Water System Revenue	5.00	12-1-2026	835,000	836,419
City of Shreveport Water & Sewer Revenue (AG Insured)	5.00	12-1-2028	1,365,000	1,439,823
				2,276,242
				5,306,527
Maryland: 0.50%
Health revenue: 0.47%
Residual Interest Bond Floater Trust Various States Series 2022-024 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.67	11-15-2049	5,000,000	5,000,000
Housing revenue: 0.03%
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2028	300,000	311,587
				5,311,587
Massachusetts: 0.36%
GO revenue: 0.12%
Tender Option Bond Trust Receipts/Certificates Series ZL0339 (Morgan Stanley Bank LIQ)144Aø	3.34	10-1-2047	1,335,000	1,335,000
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.24%
Massachusetts HEFA Mass General Brigham, Inc. Series G-2 (AG Insured)€	2.50%	7-1-2042	$2,520,000	$2,520,000
				3,855,000
Michigan: 0.55%
GO revenue: 0.37%
Tender Option Bond Trust Receipts/Certificates Series 2025- YX1437 (QSBLF Insured) (Barclays Bank plc LIQ)144Aø	3.37	5-1-2050	4,000,000	4,000,000
Health revenue: 0.18%
Kent Hospital Finance Authority Corewell Health Obligated Group (SIFMA Municipal Swap+0.25%)±	3.57	1-15-2047	1,935,000	1,935,000
				5,935,000
Minnesota: 1.64%
Airport revenue: 0.46%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2026	2,160,000	2,160,000
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2028	2,700,000	2,809,391
				4,969,391
GO revenue: 0.10%
City of Kiester Series A	4.00	12-1-2026	1,000,000	1,003,673
Health revenue: 0.29%
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	2.35	11-15-2038	1,000,000	1,000,000
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2028	1,100,000	1,133,943
Tender Option Bond Trust Receipts/Certificates Series XF1876 (Bank of America N.A. LIQ)144Aø	3.35	11-15-2053	1,000,000	1,000,000
				3,133,943
Housing revenue: 0.34%
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	3.29	11-1-2035	785,000	785,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	3.37	9-15-2031	905,000	905,000
Minnesota Housing Finance Agency Series F-2	3.70	8-1-2026	1,965,000	1,965,693
				3,655,693
Miscellaneous revenue: 0.19%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,000,477
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 11

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.26%
Northern Municipal Power Agency	5.00%	1-1-2026	$1,130,000	$1,130,000
Southern Minnesota Municipal Power Agency Series A CAB (NPFGC Insured)¤	0.00	1-1-2026	1,695,000	1,695,000
				2,825,000
				17,588,177
Missouri: 0.68%
GO revenue: 0.07%
South Metropolitan Fire Protection District	5.00	3-1-2026	760,000	763,131
Health revenue: 0.61%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,247,932
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2026	475,000	475,465
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2027	760,000	770,823
				6,494,220
				7,257,351
Nebraska: 0.24%
Tax revenue: 0.24%
City of McCook	4.50	9-1-2027	2,500,000	2,530,752
Nevada: 0.19%
Tax revenue: 0.19%
Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.88	6-15-2028	2,000,000	2,002,398
New Hampshire: 0.28%
Education revenue: 0.19%
New Hampshire HEFA Act Trustees of Dartmouth College Series Aøø	3.30	6-1-2040	2,000,000	2,006,632
Resource recovery revenue: 0.09%
New Hampshire Business Finance Authority Waste Management, Inc. Series A AMTøø	4.00	10-1-2033	1,000,000	1,000,925
				3,007,557
New Jersey: 1.42%
Education revenue: 0.25%
New Jersey Higher Education Student Assistance Authority Series 1-A AMT	5.00	12-1-2029	2,500,000	2,644,127
GO revenue: 0.70%
City of Newark BAN	4.00	12-11-2026	6,000,000	6,063,479
City of Newark Series B BAN	4.50	5-7-2026	1,500,000	1,507,071
				7,570,550
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.47%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1675 (Toronto-Dominion Bank LOC, Toronto-Dominion Bank LIQ)144Aø	3.36%	6-15-2050	$5,000,000	$5,000,000
				15,214,677
New Mexico: 0.99%
Housing revenue: 0.84%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	3,000,000	3,014,023
New Mexico Mortgage Finance Authority JLG ABQ 2023 LLLP (Department of Housing and Urban Development Insured)øø	2.97	2-1-2042	2,000,000	1,998,938
New Mexico Mortgage Finance Authority Class I Series G-2 (GNMA / FNMA / FHLMC Insured)øø	3.00	9-1-2057	4,000,000	4,000,189
				9,013,150
Utilities revenue: 0.15%
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2028	640,000	665,938
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2029	850,000	898,165
				1,564,103
				10,577,253
New York: 7.92%
Education revenue: 0.15%
Albany Industrial Development Agency Research Foundation of State University of New York Series Aø	3.43	7-1-2032	1,640,000	1,640,000
GO revenue: 2.50%
City of Cortland BAN	4.50	5-15-2026	4,000,000	4,007,015
City of Ithaca BAN	4.25	2-13-2026	3,000,000	3,002,891
City of Ithaca BAN	4.50	7-17-2026	1,700,000	1,710,937
City of Mount Vernon144A	4.50	12-23-2026	3,000,000	3,019,996
City of Mount Vernon BAN144A	5.00	5-29-2026	4,000,000	4,018,078
City of New York Series 2ø	2.55	4-1-2042	3,000,000	3,000,000
City of New York Series A2 (Mizuho Bank Limited LOC)ø	2.50	10-1-2038	100,000	100,000
City of New York Series A3 (Mizuho Bank Limited LOC)ø	2.50	10-1-2040	200,000	200,000
City of New York Series C-4 (AG Insured)€	2.00	1-1-2032	800,000	800,000
City of New York Series D-3 (State Street Bank & Trust Co. SPA)ø	2.50	5-1-2052	5,000,000	5,000,000
Village of Valley Stream Series A BAN	5.13	5-8-2026	1,915,000	1,920,809
				26,779,726
Housing revenue: 0.56%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	6,000,000	6,002,029
Industrial development revenue: 1.26%
New York State Energy Research & Development Authority National Grid Generation LLC Series A (Ambac Insured)€	4.45	10-1-2028	1,350,000	1,350,000
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	5,665,000	5,665,000
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 13

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00%	1-1-2027	$5,000,000	$5,082,752
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2030	1,335,000	1,375,016
				13,472,768
Miscellaneous revenue: 1.15%
Tender Option Bond Trust Receipts/Certificates Series MS0041 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	3.72	5-1-2026	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series ZF8056 (Bank of America N.A. LIQ)144Aø	3.35	5-15-2051	2,375,000	2,375,000
				12,375,000
Transportation revenue: 0.85%
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	2,000,000	2,036,515
Metropolitan Transportation Authority Series B	5.00	11-15-2026	7,000,000	7,145,417
				9,181,932
Utilities revenue: 0.47%
Long Island Power Authority Series Bøø	3.00	9-1-2055	5,000,000	5,009,668
Water & sewer revenue: 0.98%
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1 (JPMorgan Chase Bank N.A. SPA)ø	2.50	6-15-2050	5,000,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Bank of America N.A. SPA)ø	2.50	6-15-2049	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Series XX1445 (Barclays Bank plc LIQ)144Aø	3.34	6-15-2055	2,500,000	2,500,000
				10,500,000
				84,961,123
North Carolina: 0.74%
Airport revenue: 0.08%
Raleigh Durham Airport Authority Series C (TD Bank N.A. LOC)ø	3.32	5-1-2036	835,000	835,000
Health revenue: 0.43%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series H (JPMorgan Chase Bank N.A. SPA)ø	2.55	1-15-2048	900,000	900,000
North Carolina Medical Care Commission Duke University Health System, Inc. Obligated Group Series C (Royal Bank of Canada SPA)ø	2.45	6-1-2055	3,750,000	3,750,000
				4,650,000
Resource recovery revenue: 0.23%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.35	6-1-2038	2,500,000	2,500,000
				7,985,000
The accompanying notes are an integral part of these financial statements.
14 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 4.91%
Education revenue: 0.55%
Tender Option Bond Trust Receipts/Certificates Series 2024- MS0027 (Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ)144Aø	3.52%	1-15-2031	$5,920,000	$5,920,000
GO revenue: 1.27%
Akron City School District	4.00	8-6-2026	3,500,000	3,526,165
City of Forest Park BAN	4.25	5-19-2026	1,000,000	1,005,157
City of Lancaster BAN	4.13	6-10-2026	1,500,000	1,507,514
City of North Olmsted BAN144A	4.00	6-24-2026	2,500,000	2,512,493
City of Warrensville Heights BAN144A	4.50	6-24-2026	2,000,000	2,014,637
County of Trumbull BAN144A	4.00	3-12-2026	2,041,000	2,044,887
Township of Mifflin BAN	5.00	2-12-2026	1,050,000	1,051,760
				13,662,613
Health revenue: 2.25%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	5,000,000	5,157,041
County of Franklin Nationwide Children’s Hospital, Inc. Series B-2 (JPMorgan Chase Bank N.A. SPA)ø	2.55	11-1-2065	8,200,000	8,200,000
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group (Barclays Bank plc SPA)ø	2.45	1-1-2043	6,000,000	6,000,000
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A	5.00	1-15-2027	2,250,000	2,294,893
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B (JPMorgan Chase Bank N.A. LOC)ø	2.45	1-15-2050	2,500,000	2,500,000
				24,151,934
Housing revenue: 0.38%
Ohio HFA Pebble Brooke Owner LPøø	3.35	7-1-2043	4,000,000	4,032,435
Miscellaneous revenue: 0.19%
County of Cuyahoga Convention Hotel Project COP	5.00	12-1-2026	2,000,000	2,039,006
Resource recovery revenue: 0.19%
Ohio Air Quality Development Authority American Electric Power Co, Inc. Series A AMT	3.75	1-1-2029	2,000,000	2,011,882
Utilities revenue: 0.08%
American Municipal Power, Inc. Series 2025A	5.00	2-15-2029	765,000	812,160
				52,630,030
Oklahoma: 2.87%
Education revenue: 0.07%
University of Oklahoma Series A (BAM Insured)	5.00	7-1-2027	700,000	725,834
GO revenue: 0.41%
Garfield County Independent School District No. 56 Pioneer- Pleasant Vale Series A	3.38	11-1-2027	400,000	399,831
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 15

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Garfield County Independent School District No. 56 Pioneer- Pleasant Vale Series A	3.38%	11-1-2028	$375,000	$374,212
Garfield County Independent School District No. 56 Pioneer- Pleasant Vale Series A	3.38	11-1-2029	400,000	398,273
Garfield County Independent School District No. 56 Pioneer- Pleasant Vale Series A	3.38	11-1-2030	150,000	149,538
Lincoln County Independent School District No. 103 Prague	4.50	6-1-2026	1,005,000	1,009,928
McClain County Independent School District No. 1 Newcastle	5.00	7-1-2026	2,035,000	2,056,142
				4,387,924
Health revenue: 0.40%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.90	8-15-2031	4,255,000	4,255,000
Housing revenue: 1.26%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,780,000	1,802,614
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2027	2,150,000	2,193,339
Oklahoma HFA Villages at a New Leaf II LP Series 2025øø	3.40	7-1-2028	1,525,000	1,534,648
Oklahoma Housing Finance Agency Lakeshore Pointe LLCøø	3.35	12-1-2027	5,000,000	5,016,358
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2026	1,050,000	1,055,614
Texas County Development Authority Texas County Independent School District No. 8 Guymon	5.00	10-1-2028	900,000	953,365
Tulsa County Industrial Authority Tulsa County Independent School District No. 11 Owasso	5.00	9-1-2026	1,000,000	1,013,746
				13,569,684
Utilities revenue: 0.52%
Tender Option Bond Trust Receipts/Certificates Series XX1441 (AG Insured) (Barclays Bank plc LIQ)144Aø	3.42	1-1-2056	5,625,000	5,625,000
Water & sewer revenue: 0.21%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1572 (Royal Bank of Canada LIQ)144Aø	3.35	10-1-2045	2,220,000	2,220,000
				30,783,442
Oregon: 1.85%
Airport revenue: 0.46%
Port of Portland Airport Revenue Series 30-A AMT	5.00	7-1-2029	3,960,000	4,231,962
Port of Portland Airport Revenue Series 30-B AMT	5.00	7-1-2026	675,000	681,749
				4,913,711
The accompanying notes are an integral part of these financial statements.
16 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.39%
State of Oregon Housing & Community Services Department Civic Station Housing LP Series Qøø	3.13%	7-1-2044	$4,600,000	$4,611,151
State of Oregon Housing & Community Services Department Series D (Bank of America N.A. LIQ)ø	2.50	1-1-2051	10,335,000	10,335,000
				14,946,151
				19,859,862
Pennsylvania: 3.22%
Education revenue: 0.35%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,250,000	2,267,531
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2026	430,000	433,700
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0539 (Morgan Stanley Bank LIQ)144Aø	3.35	8-1-2054	1,000,000	1,000,000
				3,701,231
GO revenue: 0.21%
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2026	170,000	168,203
School District of Philadelphia Series A	5.00	9-1-2030	2,055,000	2,058,732
				2,226,935
Health revenue: 1.70%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.02	11-15-2047	6,000,000	5,946,124
Central Bradford Progress Authority Guthrie Clinic Series Dø	3.96	12-1-2041	6,795,000	6,795,000
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.50	11-1-2027	890,000	927,716
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.06	9-1-2050	1,550,000	1,550,000
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-2 (JPMorgan Chase Bank N.A. SPA)ø	2.48	7-1-2054	1,200,000	1,200,000
Tender Option Bond Trust Receipts/Certificates Series 2019- XG0223 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.37	7-15-2043	1,850,000	1,850,000
				18,268,840
Housing revenue: 0.54%
Pennsylvania Housing Finance Agency Fairhill Phase I LP (Department of Housing and Urban Development Insured)øø	3.15	1-1-2046	3,500,000	3,509,512
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2027	2,250,000	2,294,359
				5,803,871
Miscellaneous revenue: 0.09%
Delaware Valley Regional Finance Authority Series B (Bank of America N.A. LOC)ø	2.43	12-1-2060	1,000,000	1,000,000
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 17

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.33%
Pennsylvania EDFA Republic Services, Inc. Series A AMTøø	3.45%	4-1-2034	$2,500,000	$2,500,057
Pennsylvania EDFA Waste Management, Inc. Series B AMTøø	1.10	6-1-2031	1,000,000	977,448
				3,477,505
				34,478,382
Puerto Rico: 0.15%
Miscellaneous revenue: 0.15%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	1,645,000	1,657,852
Rhode Island: 0.47%
GO revenue: 0.47%
Bristol Warren Regional School District Series 1-BAN	5.00	6-4-2026	5,000,000	5,046,961
South Carolina: 0.38%
Health revenue: 0.08%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2027	250,000	256,468
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2028	275,000	285,528
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2029	250,000	262,381
				804,377
Resource recovery revenue: 0.30%
South Carolina Jobs-EDA Enerra SC-1 LLC AMT144Aøø	3.70	12-15-2027	3,250,000	3,249,618
				4,053,995
South Dakota: 2.61%
Health revenue: 1.86%
South Dakota HEFA Sanford Obligated Group Series D-2ø	3.30	7-1-2055	20,000,000	20,000,000
Housing revenue: 0.75%
South Dakota Housing Development Authority Series G (GNMA / FNMA / FHLMC Insured) (Bank of America N.A. SPA)ø	2.50	11-1-2050	8,000,000	8,000,000
				28,000,000
Tennessee: 3.30%
Housing revenue: 0.99%
Chattanooga Health Educational & Housing Facility Board One Westside Phase 1B LPøø	3.60	6-1-2048	2,000,000	2,019,743
Health Educational & Housing Facility Board of the City of Memphis APP Pershing Park Partners LLLP (FHA Insured)øø	3.25	11-1-2029	4,000,000	4,013,690
The accompanying notes are an integral part of these financial statements.
18 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Jackson Health Educational & Housing Facility Board Cottages of Bluecreek LLC (Department of Housing and Urban Development Insured)øø	4.00%	4-1-2045	$1,550,000	$1,574,255
Knox County Health Educational & Housing Facility Board Pines III LP (Department of Housing and Urban Development Insured)øø	3.10	9-1-2029	3,000,000	3,001,081
				10,608,769
Resource recovery revenue: 0.26%
Lewisburg Industrial Development Board AMTøø	3.40	7-2-2035	2,750,000	2,750,328
Utilities revenue: 2.05%
Residual Interest Bond Floater Trust Various States Series 2025- 1008 (Barclays Bank plc LIQ)144Aø	3.40	12-1-2055	6,905,000	6,905,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XM1024 (Morgan Stanley Bank LIQ)144Aø	3.46	5-1-2052	7,500,000	7,500,000
Tennergy Corp. Series A	5.00	6-1-2028	275,000	286,544
Tennergy Corp. Series A	5.00	6-1-2029	860,000	909,940
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,598,340
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	2,750,000	2,784,670
				21,984,494
				35,343,591
Texas: 12.97%
Airport revenue: 1.81%
City of El Paso Airport Revenue AMT	5.00	8-15-2026	2,000,000	2,023,430
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2028	1,500,000	1,570,637
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2029	1,665,000	1,771,362
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2026	1,000,000	1,010,939
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2027	3,000,000	3,090,594
Dallas Fort Worth International Airport Series A-1 AMT	5.00	11-1-2026	2,000,000	2,035,854
Dallas Fort Worth International Airport Series A-2 AMTøø	5.00	11-1-2050	7,500,000	7,939,657
				19,442,473
Education revenue: 0.42%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2026	280,000	280,401
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2028	360,000	380,284
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2029	380,000	408,752
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2026	675,000	676,366
University of North Texas System Series A	5.00	4-15-2026	2,700,000	2,718,308
				4,464,111
GO revenue: 3.66%
City of Austin	5.00	9-1-2026	4,000,000	4,065,390
City of DeSoto	5.00	2-15-2026	3,740,000	3,750,256
Denton Independent School District Series B1øø	4.00	8-15-2055	4,000,000	4,132,456
El Paso Independent School Districtøø	5.00	2-1-2040	2,250,000	2,253,060
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 19

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Harris County Hospital District	5.00%	2-15-2029	$2,570,000	$2,745,862
Hutto Independent School Districtøø	4.00	2-1-2055	2,000,000	2,065,251
Kilgore Independent School Districtøø	4.00	2-15-2052	2,650,000	2,669,497
North East Independent School Districtøø	3.75	8-1-2049	2,875,000	2,909,018
Northside Independent School Districtøø	3.55	6-1-2050	5,000,000	5,060,408
Northside Independent School District Series Bøø	3.45	8-1-2054	2,465,000	2,482,776
Plainview Independent School District Series Bøø	4.00	2-15-2050	2,035,000	2,049,972
Ponder Independent School Districtøø	4.00	2-15-2051	2,000,000	2,036,853
State of Texas Series A	3.20	10-1-2028	3,000,000	3,000,671
				39,221,470
Health revenue: 1.35%
Harris County Cultural Education Facilities Finance Corp. Texas Medical Center Obligated Group Series Aøø	5.00	5-15-2050	3,000,000	3,280,255
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2026	700,000	705,614
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2027	700,000	721,189
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2028	760,000	799,099
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.00	1-1-2030	890,000	936,242
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.00	1-1-2031	1,400,000	1,485,194
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	5.00	11-15-2028	3,945,000	3,978,421
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	2.45	10-1-2041	2,600,000	2,600,000
				14,506,014
Housing revenue: 1.23%
City of Dallas Housing Finance Corp. Mondello Apartments LLC (FHA Insured)øø	5.00	8-1-2027	1,785,000	1,804,068
FW Chaparral PFC Chaparral Ranch Project	3.13	10-1-2030	2,000,000	1,979,210
Legacy Denton Public Facility Corp. 2100 Spencer Road TX Owner LPøø	2.70	10-1-2043	4,200,000	4,147,935
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.55	3-1-2038	2,780,000	2,780,000
THF Public Facility Corp. THF Covington Acres LPøø	3.34	2-1-2044	2,500,000	2,521,598
				13,232,811
Industrial development revenue: 0.50%
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2026	2,000,000	2,014,794
City of Houston Airport System Revenue United Airlines, Inc. Series C AMT	5.00	7-15-2028	3,250,000	3,339,246
				5,354,040
Resource recovery revenue: 2.44%
Mission Economic Development Corp. Republic Services, Inc. AMT	3.50	1-1-2026	5,000,000	5,000,000
The accompanying notes are an integral part of these financial statements.
20 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue(continued)
Mission Economic Development Corp. Waste Management, Inc. AMTøø	4.00%	11-1-2048	$4,000,000	$4,000,335
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Dø	2.52	11-1-2040	2,200,000	2,200,000
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Eø	2.57	11-1-2040	15,000,000	15,000,000
				26,200,335
Tax revenue: 0.71%
City of Dallas Hotel Occupancy Tax Revenue	4.00	8-15-2027	2,000,000	2,012,912
City of Houston Hotel Occupancy Tax & Special Revenue	5.00	9-1-2029	1,500,000	1,502,486
Harris County-Houston Sports Authority Series B (AG Insured)	5.00	11-15-2026	4,000,000	4,072,715
				7,588,113
Transportation revenue: 0.13%
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2027	500,000	513,417
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2028	450,000	472,215
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2029	400,000	428,492
				1,414,124
Utilities revenue: 0.52%
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	3,000,000	3,010,519
City of San Antonio Electric & Gas Systems Revenue Series Aøø	3.08	2-1-2055	2,500,000	2,508,395
				5,518,914
Water & sewer revenue: 0.20%
San Antonio Water System Series A (Truist Bank SPA)ø	2.50	5-1-2054	2,100,000	2,100,000
				139,042,405
Utah: 0.16%
Airport revenue: 0.09%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,010,691
Utilities revenue: 0.07%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2028	400,000	421,516
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2029	285,000	305,765
				727,281
				1,737,972
Vermont: 0.37%
Housing revenue: 0.37%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	4,000,000	4,002,292
Virginia: 0.84%
Education revenue: 0.11%
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2028	1,205,000	1,260,744
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 21

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.13%
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00%	7-1-2026	$500,000	$505,172
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2027	500,000	516,214
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2028	350,000	369,160
				1,390,546
Miscellaneous revenue: 0.13%
Rappahannock Regional Jail Authority	5.00	10-1-2026	1,375,000	1,376,694
Utilities revenue: 0.47%
Louisa IDA Virginia Electric & Power Co. Series Bøø	3.13	11-1-2035	5,000,000	5,017,630
				9,045,614
Washington: 0.19%
GO revenue: 0.19%
County of King	4.00	7-1-2029	2,000,000	2,035,774
West Virginia: 0.23%
Resource recovery revenue: 0.23%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,510,226
Wisconsin: 4.80%
GO revenue: 0.73%
City of Manitowoc	4.25	8-1-2027	4,035,000	4,085,120
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2029	690,000	736,930
County of Dane Series C AMT	4.00	6-1-2026	1,000,000	1,003,979
Pardeeville Area School District	4.00	8-28-2026	2,000,000	2,011,892
				7,837,921
Health revenue: 1.01%
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2027	850,000	873,921
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2028	900,000	946,361
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2029	850,000	912,986
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 2øø	5.00	8-15-2054	2,250,000	2,272,345
Wisconsin HEFA Hospital Sisters Services Obligated Group Series A	5.00	8-15-2029	3,500,000	3,759,571
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2026	670,000	671,124
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2027	1,415,000	1,418,823
				10,855,131
The accompanying notes are an integral part of these financial statements.
22 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.28%
Wisconsin Housing & EDA Home Ownership Revenue Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	3.25%	3-1-2042	$1,915,000	$1,915,000
Wisconsin Housing & EDA Flats at Bishops Woods LP Series Føø	5.00	12-1-2027	1,100,000	1,119,933
				3,034,933
Miscellaneous revenue: 2.17%
Peshtigo School District BAN	4.75	3-1-2027	2,500,000	2,502,857
PFA Series VRS220 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.60	2-15-2055	14,750,000	14,750,000
Town of Clayton Series B	2.00	6-1-2026	1,000,000	993,221
Village of Johnson Creek Series A	3.50	5-1-2030	2,000,000	2,003,304
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,025,084
				23,274,466
Utilities revenue: 0.28%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	3,004,060
Water & sewer revenue: 0.33%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,500,000	1,488,808
Village of Sharon Combined Utility System Revenue Series A BAN	5.00	12-1-2026	2,000,000	2,011,931
				3,500,739
				51,507,250
Wyoming: 0.19%
Health revenue: 0.19%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	2,000,000	2,000,401
Total municipal obligations (Cost $1,023,419,139)				1,025,779,617

		Yield	Shares
Short-term investments: 1.01%
Investment companies: 1.01%
Allspring Government Money Market Fund Select Class♠∞		3.71	10,811,616	10,811,616
Total short-term investments (Cost $10,811,616)				10,811,616
Total investments in securities (Cost $1,047,680,755)	97.95%			1,050,041,233
Other assets and liabilities, net	2.05			22,026,649
Total net assets	100.00%			$1,072,067,882

The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 23

Portfolio of investments—December 31, 2025 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,672,374	$238,428,339	$(232,289,097)	$0	$0	$10,811,616	10,811,616	$111,631
The accompanying notes are an integral part of these financial statements.
24 | Allspring Ultra Short-Term Municipal Income Fund

Statement of assets and liabilities—December 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,036,869,139)	$1,039,229,617
Investments in affiliated securities, at value (cost $10,811,616)	10,811,616
Cash	3,369
Receivable for Fund shares sold	15,233,193
Receivable for interest	9,298,204
Receivable for investments sold	59,999
Prepaid expenses and other assets	101,230
Total assets	1,074,737,228
Liabilities
Payable for Fund shares redeemed	1,787,238
Dividends payable	577,008
Management fee payable	100,931
Administration fees payable	82,977
Shareholder servicing fees payable	57,107
Trustees’ fees and expenses payable	959
Accrued expenses and other liabilities	63,126
Total liabilities	2,669,346
Total net assets	$1,072,067,882
Net assets consist of
Paid-in capital	$1,100,610,486
Total distributable loss	(28,542,604)
Total net assets	$1,072,067,882
Computation of net asset value and offering price per share
Net assets–Class A	$147,986,318
Shares outstanding–Class A1	15,286,929
Net asset value per share–Class A	$9.68
Maximum offering price per share – Class A2	$9.88
Net assets–Class A2	$220,656,623
Shares outstanding–Class A2[1]	22,790,037
Net asset value per share–Class A2	$9.68
Net assets–Class R6	$224,597,110
Shares outstanding–Class R6[1]	23,200,840
Net asset value per share–Class R6	$9.68
Net assets–Institutional Class	$478,827,831
Shares outstanding–Institutional Class[1]	49,447,010
Net asset value per share–Institutional Class	$9.68
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 25

Statement of operations—six months ended December 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$15,366,478
Income from affiliated securities	111,631
Total investment income	15,478,109
Expenses
Management fee	1,189,212
Administration fees
Class A	109,235
Class A2	85,282
Class C	1,155 [1]
Class R6	32,898
Administrator Class	1,574 [2]
Institutional Class	187,393
Shareholder servicing fees
Class A	182,005
Class A2	84,838
Class C	1,870 [1]
Administrator Class	3,922 [2]
Distribution fee
Class C	5,608 [1]
Custody and accounting fees	19,618
Professional fees	30,716
Registration fees	77,394
Shareholder report expenses	21,376
Trustees’ fees and expenses	6,308
Other fees and expenses	12,047
Total expenses	2,052,451
Less: Fee waivers and/or expense reimbursements
Fund-level	(529,682)
Class A	(78,209)
Class A2	(42,214)
Institutional Class	(12,147)
Net expenses	1,390,199
Net investment income	14,087,910
Realized and unrealized gains (losses) on investments
Net realized gains on investments	276,280
Net change in unrealized gains (losses) on investments	1,414,931
Net realized and unrealized gains (losses) on investments	1,691,211
Net increase in net assets resulting from operations	$15,779,121
1 For the period from July 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Ultra Short-Term Municipal Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
Operations
Net investment income		$14,087,910		$22,952,022
Net realized gains on investments		276,280		352,612
Net change in unrealized gains (losses) on investments		1,414,931		5,096,567
Net increase in net assets resulting from operations		15,779,121		28,401,201
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,017,722)		(3,890,466)
Class A2		(1,621,840)		(1,277,198)
Class C		(15,308)[1]		(38,938)
Class R6		(3,329,624)		(7,745,186)
Administrator Class		(42,657)[2]		(189,485)
Institutional Class		(7,009,503)		(9,417,748)
Total distributions to shareholders		(14,036,654)		(22,559,021)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,920,723	18,595,942	1,823,025	17,558,969
Class A2	21,959,024	212,587,519	3,936,921	37,944,434
Class C	27,921 [1]	268,268 [1]	20,081	191,968
Class R6	5,123,320	49,600,476	14,864,215	143,224,318
Administrator Class	3 [2]	27 [2]	143,144	1,378,493
Institutional Class	25,389,018	245,936,977	33,708,852	324,808,562
		526,989,209		525,106,744
Reinvestment of distributions
Class A	195,693	1,894,308	378,013	3,645,925
Class A2	164,716	1,594,903	132,347	1,276,616
Class C	289 [1]	2,772 [1]	449	4,293
Class R6	80,481	779,057	125,789	1,213,235
Administrator Class	3,542 [2]	34,304 [2]	19,309	186,274
Institutional Class	688,086	6,662,985	898,853	8,671,119
		10,968,329		14,997,462
Payment for shares redeemed
Class A	(1,164,994)	(11,277,863)	(2,787,536)	(26,871,461)
Class A2	(4,726,818)	(45,764,699)	(2,026,395)	(19,539,531)
Class C	(13,701)[1]	(131,768)[1]	(57,106)	(545,219)
Class R6	(5,030,580)	(48,703,443)	(19,326,691)	(186,265,623)
Administrator Class	(21,361)[2]	(206,939)[2]	(69,798)	(672,987)
Institutional Class	(19,069,593)	(184,690,061)	(28,186,789)	(272,020,095)
		(290,774,773)		(505,914,916)
1 For the period from July 1, 2025 to November 14, 2025
2 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 27

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
	Shares		Shares
Share conversions
Class A	214,429 [3]	$2,074,190 [3]	0	$0
Class C	(216,217)[3]	(2,074,190)[3]	0	0
Administrator Class	(770,149)[4]	(7,477,375)[4]	0	0
Institutional Class	770,085 [4]	7,477,375 [4]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		247,182,765		34,189,290
Total increase in net assets		248,925,232		40,031,470
Net assets
Beginning of period		823,142,650		783,111,180
End of period		$1,072,067,882		$823,142,650
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.66	$9.60	$9.49	$9.45	$9.61	$9.59
Net investment income	0.14 [1]	0.27 [1]	0.23 [1]	0.13 [1]	0.03	0.04
Net realized and unrealized gains (losses) on investments	0.02	0.06	0.10	0.04	(0.16)	0.02
Total from investment operations	0.16	0.33	0.33	0.17	(0.13)	0.06
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.22)	(0.13)	(0.03)	(0.04)
Net asset value, end of period	$9.68	$9.66	$9.60	$9.49	$9.45	$9.61
Total return[2]	1.61%	3.47%	3.57%	1.83%	(1.38)%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.68%	0.66%	0.67%	0.66%	0.66%
Net expenses	0.47%	0.48%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.78%	2.85%	2.40%	1.37%	0.29%	0.42%
Supplemental data
Portfolio turnover rate	22%	50%	42%	29%	46%	30%
Net assets, end of period (000s omitted)	$147,986	$136,405	$141,123	$224,086	$291,008	$317,609

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 29

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class A2		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.66	$9.60	$9.49	$9.45	$9.61	$9.59
Net investment income	0.14 [1]	0.28 [1]	0.24 [1]	0.14 [1]	0.03	0.04
Net realized and unrealized gains (losses) on investments	0.02	0.06	0.10	0.04	(0.16)	0.02
Total from investment operations	0.16	0.34	0.34	0.18	(0.13)	0.06
Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.23)	(0.14)	(0.03)	(0.04)
Net asset value, end of period	$9.68	$9.66	$9.60	$9.49	$9.45	$9.61
Total return[2]	1.65%	3.56%	3.67%	1.93%	(1.36)%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.58%	0.56%	0.57%	0.64%	0.66%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.48%	0.50%
Net investment income	2.86%	2.94%	2.56%	1.45%	0.29%	0.40%
Supplemental data
Portfolio turnover rate	22%	50%	42%	29%	46%	30%
Net assets, end of period (000s omitted)	$220,657	$52,099	$32,151	$22,782	$39,575	$42,354

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.66	$9.60	$9.49	$9.45	$9.61	$9.59
Net investment income	0.15 [1]	0.30 [1]	0.26 [1]	0.15 [1]	0.06	0.07
Net realized and unrealized gains (losses) on investments	0.02	0.06	0.10	0.05	(0.16)	0.02
Total from investment operations	0.17	0.36	0.36	0.20	(0.10)	0.09
Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.25)	(0.16)	(0.06)	(0.07)
Net asset value, end of period	$9.68	$9.66	$9.60	$9.49	$9.45	$9.61
Total return[2]	1.75%	3.77%	3.88%	2.13%	(1.09)%	0.92%
Ratios to average net assets (annualized)
Gross expenses	0.31%	0.31%	0.29%	0.29%	0.28%	0.28%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.05%	3.12%	2.74%	1.61%	0.56%	0.71%
Supplemental data
Portfolio turnover rate	22%	50%	42%	29%	46%	30%
Net assets, end of period (000s omitted)	$224,597	$222,436	$262,581	$272,993	$668,633	$1,032,413

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 31

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.66	$9.60	$9.49	$9.45	$9.61	$9.59
Net investment income	0.15 [1]	0.30 [1]	0.26 [1]	0.15 [1]	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.02	0.05	0.10	0.05	(0.16)	0.02
Total from investment operations	0.17	0.35	0.36	0.20	(0.11)	0.08
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.25)	(0.16)	(0.05)	(0.06)
Net asset value, end of period	$9.68	$9.66	$9.60	$9.49	$9.45	$9.61
Total return[2]	1.73%	3.72%	3.83%	2.08%	(1.14)%	0.87%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.36%	0.34%	0.34%	0.33%	0.33%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.00%	3.08%	2.70%	1.58%	0.52%	0.66%
Supplemental data
Portfolio turnover rate	22%	50%	42%	29%	46%	30%
Net assets, end of period (000s omitted)	$478,828	$402,658	$338,315	$315,246	$734,360	$783,690

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Municipal Income Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Ultra Short-Term Municipal Income Fund | 33

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $1,047,714,896 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,866,338
Gross unrealized losses	(540,001)
Net unrealized gains	$2,326,337
As of June 30, 2025, the Fund had capital loss carryforwards which consisted of $5,280,159 in short-term capital losses and $25,917,487 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$13,450,000	$0	$13,450,000
Municipal obligations	0	1,025,779,617	0	1,025,779,617
Short-term investments
Investment companies	10,811,616	0	0	10,811,616
Total assets	$10,811,616	$1,039,229,617	$0	$1,050,041,233
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services
34 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended December 31, 2025, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class A2	0.15
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.50%
Class A2	0.40
Class R6	0.20
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2025, Allspring Funds Distributor received $1,851 from the sale of Class A shares and $317 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended December 31, 2025.
Allspring Ultra Short-Term Municipal Income Fund | 35

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $168,220,000, $117,595,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2025 were $203,931,312 and $138,262,218, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
36 | Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Ultra Short-Term Municipal Income Fund | 37

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not Applicable

38 | Allspring Ultra Short-Term Municipal Income Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3011 12-25

Allspring High Yield Municipal Bond Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring High Yield Municipal Bond Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.39%
Alabama: 2.95%
Education revenue: 0.54%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$1,000,000	$1,008,608
Resource recovery revenue: 1.02%
Mobile County IDA AM/NS Calvert LLC Series A AMT	5.00	6-1-2054	2,000,000	1,908,822
Utilities revenue: 1.39%
Black Belt Energy Gas District Series B	5.00	10-1-2035	1,500,000	1,545,019
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	1,000,000	1,069,396
				2,614,415
				5,531,845
Arizona: 0.96%
Education revenue: 0.48%
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2054	1,000,000	897,627
Health revenue: 0.48%
Tempe IDA Mirabella at ASU, Inc. Series A144A	6.13	10-1-2052	1,400,000	900,508
				1,798,135
Arkansas: 0.53%
Industrial development revenue: 0.53%
Arkansas Development Finance Authority United States Steel Corp. AMT	5.45	9-1-2052	1,000,000	1,000,505
California: 2.93%
Airport revenue: 0.54%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	1,000,000	1,004,735
Education revenue: 0.11%
California Infrastructure & Economic Development Bank WFCS Holdings II LLC Series A-1144A	5.00	1-1-2056	250,000	214,508
Health revenue: 0.24%
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2046	500,000	457,472
Housing revenue: 1.47%
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.50	6-1-2054	2,000,000	1,956,346
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	500,000	368,639
Compton PFA144A	4.00	9-1-2027	425,000	424,995
				2,749,980
Utilities revenue: 0.57%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	1,000,000	1,062,541
				5,489,236
The accompanying notes are an integral part of these financial statements.
2 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 10.39%
Education revenue: 0.22%
Colorado ECFA New Summit Academy Series A144A	4.00%	7-1-2061	$600,000	$415,370
GO revenue: 7.02%
Aerotropolis Regional Transportation Authority144A	5.75	12-1-2054	1,015,000	1,015,131
Canyons Metropolitan District No. 5 Series B	6.50	12-15-2054	1,000,000	997,709
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	969,669
Denver International Business Center Metropolitan District No. 1	6.00	12-1-2048	1,141,000	1,143,899
Mineral Business Improvement District Series A144A	5.75	12-1-2054	1,250,000	1,257,948
Mirabelle Metropolitan District No. 2 Series B	6.13	12-15-2049	1,591,000	1,577,526
Riverpark Metropolitan District/Arapahoe County	6.38	12-1-2054	1,150,000	1,174,759
St. Vrain Lakes Metropolitan District No. 2 Series B	6.38	11-15-2054	1,000,000	995,709
St. Vrain Lakes Metropolitan District No. 4 Series A CCAB144A¤	0.00	9-20-2054	1,000,000	707,136
Sterling Ranch Community Authority Board Metropolitan District No. 4 Subdistrict B Series A144A	5.75	12-1-2054	1,500,000	1,507,834
Trails at Crowfoot Metropolitan District No. 3 Series B	6.88	12-15-2052	500,000	500,215
Village Metropolitan District Series A	5.75	12-1-2055	1,300,000	1,311,355
				13,158,890
Housing revenue: 1.07%
Colorado Health Facilities Authority BSLC II Obligated Group	5.25	9-15-2045	2,000,000	2,006,477
Miscellaneous revenue: 0.79%
Pinery Commercial Metropolitan District No. 2	5.75	12-1-2054	1,500,000	1,490,148
Tax revenue: 1.02%
Palisade Metropolitan District No. 2 Series B CCAB144A¤	0.00	12-15-2054	1,000,000	954,007
Pueblo Urban Renewal Authority Sales Tax Revenue	5.00	6-1-2036	1,000,000	967,247
				1,921,254
Transportation revenue: 0.27%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	500,000	500,356
				19,492,495
Connecticut: 0.81%
Health revenue: 0.81%
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	6.50	10-1-2055	1,500,000	1,526,293
Delaware: 0.27%
Health revenue: 0.27%
Delaware State EDA ACTS Retirement-Life Communities, Inc. Obligated Group Series B	5.25	11-15-2053	500,000	504,102
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 1.66%
Education revenue: 1.49%
District of Columbia Rocketship DC Obligated Group Series A	5.75%	6-1-2054	$1,000,000	$970,911
District of Columbia Two Rivers Public Charter School, Inc.	5.00	6-1-2050	1,940,000	1,828,487
				2,799,398
Tobacco revenue: 0.17%
District of Columbia Tobacco Settlement Financing Corp.	6.75	5-15-2040	305,000	314,555
				3,113,953
Florida: 7.98%
Education revenue: 2.70%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,000,000	1,031,228
Capital Trust Agency, Inc. Pineapple Cove Classical Academy, Inc. Series A144A	5.13	7-1-2039	2,000,000	1,965,934
Capital Trust Authority Kipp Miami Obligated Group Series A144A	6.00	6-15-2054	655,000	663,220
Florida Development Finance Corp. Global Outreach Charter Academy Obligated Group Series A144A	4.00	6-30-2056	625,000	403,470
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	6.00	9-15-2045	1,000,000	1,000,067
				5,063,919
Health revenue: 3.43%
City of Venice Southwest Florida Retirement Center, Inc. Obligated Group Series A144A	5.50	1-1-2055	1,000,000	974,900
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	500,000	503,110
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	215,024
Lee County IDA Cypress Cove at Healthpark Florida Obligated Group Series A	5.25	10-1-2052	1,000,000	932,695
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	2,013,837
Orange County Health Facilities Authority Presbyterian Retirement Communities, Inc. Obligated Group	5.00	8-1-2054	1,000,000	984,499
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,000,000	808,550
				6,432,615
Housing revenue: 0.76%
Capital Projects Finance Authority Trilogy Community Development Foundation, Inc. Obligated Group Series A144A	7.25	1-1-2055	500,000	521,408
Capital Projects Finance Authority UnionWest Properties LLC Series 2024A-1144A	5.00	6-1-2054	1,000,000	912,350
				1,433,758
Miscellaneous revenue: 0.87%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.25	5-1-2054	975,000	979,762
Village Community Development District No. 16 Series 2025 Special Assessment	4.88	5-1-2045	650,000	651,703
				1,631,465
The accompanying notes are an integral part of these financial statements.
4 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.22%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00%	10-1-2051	$500,000	$408,453
				14,970,210
Georgia: 1.69%
Housing revenue: 0.40%
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2028	745,000	745,501
Industrial development revenue: 0.74%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,460,000	1,386,571
Tax revenue: 0.55%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,030,624
				3,162,696
Guam: 0.28%
Airport revenue: 0.28%
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	500,000	521,687
Idaho: 0.13%
Education revenue: 0.13%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	250,000	250,183
Illinois: 5.18%
Education revenue: 0.49%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	250,000	217,132
Illinois Finance Authority Art in Motion Series A144A	5.00	7-1-2051	1,000,000	710,838
				927,970
GO revenue: 2.75%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	500,000	524,737
Chicago Board of Education Series A	5.75	12-1-2050	2,000,000	1,988,687
Chicago Board of Education Series C	6.00	12-1-2038	1,500,000	1,622,481
City of Chicago Series A	5.50	1-1-2041	500,000	510,086
City of Chicago Series A	5.50	1-1-2043	500,000	504,982
				5,150,973
Housing revenue: 0.53%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	5.00	6-15-2050	1,000,000	994,712
Miscellaneous revenue: 0.81%
Illinois Finance Authority Chicago Theatre Group, Inc. Series A144A	6.13	10-1-2050	1,500,000	1,517,868
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.60%
Village of Hillside Mannheim Redevelopment Project Area	5.00%	1-1-2030	$1,125,000	$1,132,683
				9,724,206
Indiana: 3.01%
Health revenue: 1.92%
Indiana Finance Authority Hendricks County Hospital Obligated Group	5.25	3-1-2054	1,500,000	1,545,063
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A	5.50	9-15-2044	2,000,000	2,045,753
				3,590,816
Industrial development revenue: 1.09%
City of Valparaiso Pratt Paper LLC AMT144A	5.00	1-1-2054	500,000	486,117
Indianapolis Local Public Improvement Bond Bank Series E	6.00	3-1-2053	1,500,000	1,563,597
				2,049,714
				5,640,530
Iowa: 1.27%
Health revenue: 0.90%
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00	5-15-2049	1,000,000	929,846
Iowa Finance Authority Presbyterian Homes Mill Pond Apartment, Inc.	5.50	10-1-2045	750,000	757,186
				1,687,032
Housing revenue: 0.37%
City of Stuart Series B	5.25	6-1-2045	680,000	684,483
				2,371,515
Kansas: 1.68%
Health revenue: 1.00%
City of Wichita Presbyterian Manors Obligated Group Series VIII	5.88	5-15-2050	1,000,000	946,601
Kansas Development Finance Authority Village Shalom Obligated Group Series A	5.25	11-15-2033	1,000,000	933,737
				1,880,338
Tax revenue: 0.68%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,250,000	1,273,132
				3,153,470
Kentucky: 0.53%
Health revenue: 0.53%
Kentucky EDFA Kenton Housing Obligated Group	5.50	11-15-2035	1,000,000	988,166
Louisiana: 0.70%
Airport revenue: 0.70%
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,305,000	1,305,261
The accompanying notes are an integral part of these financial statements.
6 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 1.21%
Tax revenue: 0.22%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00%	9-1-2050	$500,000	$418,611
Transportation revenue: 0.99%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series B AMT	5.25	6-30-2055	1,900,000	1,853,191
				2,271,802
Massachusetts: 0.54%
Health revenue: 0.54%
Massachusetts Development Finance Agency Salem Community Corp. Obligated Group	5.13	1-1-2040	1,000,000	1,003,399
Michigan: 0.24%
Education revenue: 0.20%
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	150,000	128,954
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	245,000	245,172
				374,126
Miscellaneous revenue: 0.04%
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	80,000	80,066
				454,192
Minnesota: 1.65%
Education revenue: 1.30%
City of Deephaven Eagle Ridge Academy Series A	5.00	7-1-2030	195,000	195,160
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,011,857
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	1,000,000	740,000
City of Woodbury Leadership Academy Series A	4.00	7-1-2051	660,000	487,465
				2,434,482
Housing revenue: 0.35%
City of Minneapolis Riverton Community Housing	4.70	8-1-2026	310,000	310,031
City of Minneapolis Riverton Community Housing	4.80	8-1-2027	350,000	350,098
				660,129
				3,094,611
Missouri: 0.66%
Health revenue: 0.66%
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.25	2-1-2054	1,250,000	1,242,958
New Jersey: 1.26%
Airport revenue: 0.27%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2047	500,000	500,103
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.90%
Camden County Improvement Authority Prep High School Project144A	5.00%	7-15-2042	$1,175,000	$1,187,213
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.38	7-1-2053	500,000	507,999
				1,695,212
Industrial development revenue: 0.09%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	175,000	175,227
				2,370,542
New York: 13.11%
Airport revenue: 5.29%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	1,000,000	1,049,189
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2041	1,660,000	1,713,517
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2039	1,000,000	1,101,358
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	2,000,000	2,023,591
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	1,000,000	1,033,607
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.13	6-30-2060	1,000,000	1,004,162
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	1,000,000	999,957
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.25	1-1-2050	1,000,000	1,000,034
				9,925,415
Education revenue: 4.48%
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.75	6-1-2052	1,000,000	990,145
Build NYC Resource Corp. Hellenic Classical Charter Schools Series A144A	5.00	12-1-2041	1,200,000	1,157,680
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	7.00	4-15-2053	2,000,000	2,041,713
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	500,000	386,284
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	1,000,000	914,971
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2052	2,000,000	1,918,971
New York State Dormitory Authority St. Joseph’s University/Brooklyn	4.00	7-1-2035	400,000	366,235
New York State Dormitory Authority St. Joseph’s University/Brooklyn	5.00	7-1-2051	750,000	631,451
				8,407,450
GO revenue: 1.07%
City of New York Series 3ø	2.55	4-1-2042	2,000,000	2,000,000
Health revenue: 1.73%
New York State Dormitory Authority White Plains Hospital Obligated Group	5.25	10-1-2049	1,000,000	1,012,771
The accompanying notes are an integral part of these financial statements.
8 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.38%	8-1-2054	$1,500,000	$1,303,055
Westchester County Local Development Corp. Health Care Corp. Obligated Group	5.00	11-1-2046	1,000,000	925,234
				3,241,060
Miscellaneous revenue: 0.54%
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	1,000,000	1,014,766
				24,588,691
North Carolina: 0.81%
Health revenue: 0.81%
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	1,500,000	1,517,313
Ohio: 1.81%
Health revenue: 0.77%
County of Muskingum Genesis Healthcare System Obligated Group	5.00	2-15-2048	1,500,000	1,437,854
Housing revenue: 1.04%
State of Ohio Department of Transportation AMT	5.00	6-30-2053	2,000,000	1,957,566
				3,395,420
Oklahoma: 0.52%
Housing revenue: 0.52%
Murray County Educational Facilities Authority Murray County Independent School District No. 10 Davis	4.75	9-1-2043	1,000,000	975,851
Pennsylvania: 4.16%
Education revenue: 1.02%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,250,000	1,178,087
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	750,000	729,331
				1,907,418
Health revenue: 2.31%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	1,000,000	997,619
Lancaster Municipal Authority Luthercare Obligated Group Series A	5.00	12-1-2055	1,500,000	1,442,171
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.06	9-1-2050	250,000	250,000
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	750,000	751,572
Quakertown General Authority LifeQuest Obligated Group Series C	5.30	7-1-2042	1,000,000	902,846
				4,344,208
Resource recovery revenue: 0.83%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	1,500,000	1,554,916
				7,806,542
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Puerto Rico: 0.77%
Tax revenue: 0.77%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	5.00%	7-1-2058	$1,500,000	$1,444,133
South Carolina: 3.58%
Education revenue: 0.80%
South Carolina Jobs-EDA Columbia College/SC Obligated Group Series A	5.75	10-1-2045	500,000	470,158
South Carolina Jobs-EDA Riverwalk Academy Series A144A	7.00	6-15-2043	1,000,000	1,025,601
				1,495,759
Health revenue: 1.98%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.75	11-15-2054	1,750,000	1,790,154
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.13	4-1-2046	750,000	745,405
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.38	4-1-2056	250,000	248,769
South Carolina Jobs-EDA Episcopal Home at Still Hopes Obligated Group Series A	5.00	4-1-2048	1,000,000	937,507
				3,721,835
Housing revenue: 0.80%
South Carolina Jobs-EDA Connexion Communities Obligated Group Series A-1144A	6.25	10-15-2042	1,500,000	1,505,460
				6,723,054
Tennessee: 2.12%
Housing revenue: 1.85%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.25	7-1-2049	1,250,000	1,295,841
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1144A	5.25	6-1-2056	2,250,000	2,171,491
				3,467,332
Tax revenue: 0.27%
Nashville Metropolitan Development & Housing Agency Fifth & Broadway Redevelopment Area144A	5.13	6-1-2036	500,000	507,910
				3,975,242
Texas: 5.15%
Education revenue: 1.45%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.00	3-1-2034	320,000	320,266
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.38	2-15-2052	1,500,000	1,440,079
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2046	860,000	693,477
Pottsboro Higher Education Finance Corp. Imagine International Academy of North Texas LLC Series A	3.88	8-15-2026	265,000	263,905
				2,717,727
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.45%
City of Port Isabel144A	5.10%	2-15-2049	$875,000	$836,806
Health revenue: 0.93%
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group	5.00	11-15-2046	1,000,000	959,660
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	800,000	787,063
				1,746,723
Housing revenue: 1.20%
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A	6.50	10-1-2055	2,180,000	2,251,977
Industrial development revenue: 0.80%
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.50	7-15-2035	500,000	545,677
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	953,772
				1,499,449
Tax revenue: 0.22%
Baytown Municipal Development District Convention Center Hotel Revenue Series B144A	5.00	10-1-2050	500,000	412,558
Utilities revenue: 0.10%
SA Energy Acquisition Public Facility Corp.	5.50	8-1-2027	190,000	195,793
				9,661,033
Utah: 5.42%
Education revenue: 0.78%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	5.00	6-15-2041	1,570,000	1,454,158
GO revenue: 0.80%
Soleil Hills Public Infrastructure District No. 1 Series A144A	5.88	3-1-2055	1,500,000	1,501,010
Miscellaneous revenue: 1.09%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	925,000	788,265
Wood Ranch Public Infrastructure District Assessment Area No. 1144A	5.63	12-1-2053	1,247,268	1,258,064
				2,046,329
Tax revenue: 2.75%
MIDA Mountain Veterans Program Public Infrastructure District144A	5.20	6-1-2054	2,250,000	2,222,993
MIDA Mountain Village Public Infrastructure District Military Recreation Facility Project Area Series 2144A	6.00	6-15-2054	500,000	513,261
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 11

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
South Salt Lake Redevelopment Agency144A	6.25%	4-15-2046	$1,500,000	$1,513,507
UIPA Crossroads Public Infrastructure District AJL Project Area144A	4.38	6-1-2052	1,000,000	915,513
				5,165,274
				10,166,771
Virginia: 1.31%
Health revenue: 0.29%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	550,000	544,277
Transportation revenue: 1.02%
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2052	2,000,000	1,915,175
				2,459,452
Washington: 4.19%
Airport revenue: 0.40%
Washington EDFA AMTøø	5.88	12-1-2045	750,000	753,367
Health revenue: 2.88%
Jefferson County Public Hospital District No. 2 Series A	6.88	12-1-2053	1,500,000	1,563,441
King County Public Hospital District No. 4 Series A	6.63	12-1-2045	1,000,000	1,011,410
Skagit County Public Hospital District No. 1	5.50	12-1-2054	1,000,000	1,024,445
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2050	750,000	757,191
Washington State Housing Finance Commission Eastside Retirement Association Obligated Group Series A	5.00	7-1-2048	1,050,000	1,039,395
				5,395,882
Housing revenue: 0.91%
Washington State Housing Finance Commission German Retirement Home of the State of Washington Obligated Group Series A144A	5.75	1-1-2053	1,290,000	1,240,905
Washington State Housing Finance Commission Provident Group-SH I Properties LLC	5.00	7-1-2054	500,000	473,292
				1,714,197
				7,863,446
West Virginia: 1.47%
Tax revenue: 1.47%
County of Ohio Highlands Project	5.25	6-1-2053	1,000,000	991,599
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	1,750,000	1,768,287
				2,759,886
Wisconsin: 5.46%
Education revenue: 3.71%
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,000,000	999,958
PFA Estancia Valley Classical Academy Series A144A	4.25	7-1-2051	1,000,000	712,095
PFA Triad Math & Science Academy Co.	5.00	6-15-2042	1,140,000	1,138,431
PFA Triad Math & Science Academy Co.	5.25	6-15-2052	1,610,000	1,558,978
The accompanying notes are an integral part of these financial statements.
12 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
PFA Uwharrie Charter Academy Series A144A	5.00%	6-15-2042	$1,310,000	$1,307,451
PFA Wilson Preparatory Academy Series A144A	5.00	6-15-2039	1,285,000	1,255,628
				6,972,541
Health revenue: 1.47%
Wisconsin HEFA Illinois Senior Housing, Inc. Series A	5.25	8-1-2048	1,500,000	1,264,217
Wisconsin HEFA Masonic Home Obligated Group Series A	5.75	8-15-2054	1,450,000	1,488,148
				2,752,365
Housing revenue: 0.28%
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.50	7-1-2052	500,000	521,945
				10,246,851
Total municipal obligations (Cost $189,343,153)				184,565,677

		Yield	Shares
Short-term investments: 0.30%
Investment companies: 0.30%
Allspring Government Money Market Fund Select Class♠∞		3.71	555,789	555,789
Total short-term investments (Cost $555,789)				555,789
Total investments in securities (Cost $189,898,942)	98.69%			185,121,466
Other assets and liabilities, net	1.31			2,453,266
Total net assets	100.00%			$187,574,732

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
†	Non-income-earning security
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
NTO	New Terminal One
PFA	Public Finance Authority
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 13

Portfolio of investments—December 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,291,592	$37,399,451	$(39,135,254)	$0	$0	$555,789	555,789	$27,546
The accompanying notes are an integral part of these financial statements.
14 | Allspring High Yield Municipal Bond Fund

Statement of assets and liabilities—December 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $189,343,153)	$184,565,677
Investments in affiliated securities, at value (cost $555,789)	555,789
Cash	15,528
Receivable for interest	2,334,417
Receivable for Fund shares sold	892,952
Prepaid expenses and other assets	64,386
Total assets	188,428,749
Liabilities
Payable for Fund shares redeemed	686,820
Management fee payable	55,772
Dividends payable	28,528
Administration fees payable	16,251
Shareholder servicing fees payable	10,706
Distribution fee payable	3,738
Trustees’ fees and expenses payable	2,244
Accrued expenses and other liabilities	49,958
Total liabilities	854,017
Total net assets	$187,574,732
Net assets consist of
Paid-in capital	$200,630,923
Total distributable loss	(13,056,191)
Total net assets	$187,574,732
Computation of net asset value and offering price per share
Net assets–Class A	$43,107,830
Shares outstanding–Class A1	4,617,104
Net asset value per share–Class A	$9.34
Maximum offering price per share – Class A2	$9.78
Net assets–Class C	$5,777,254
Shares outstanding–Class C1	618,767
Net asset value per share–Class C	$9.34
Net assets–Class R6	$473,563
Shares outstanding–Class R6[1]	50,629
Net asset value per share–Class R6	$9.35
Net assets–Institutional Class	$138,216,085
Shares outstanding–Institutional Class[1]	14,804,603
Net asset value per share–Institutional Class	$9.34
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 15

Statement of operations—six months ended December 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$4,211,214
Income from affiliated securities	27,546
Total investment income	4,238,760
Expenses
Management fee	489,449
Administration fees
Class A	32,514
Class C	4,472
Class R6	71
Administrator Class	1,122 [1]
Institutional Class	57,487
Shareholder servicing fees
Class A	54,189
Class C	7,397
Administrator Class	2,793 [1]
Distribution fee
Class C	22,153
Custody and accounting fees	4,455
Professional fees	26,319
Registration fees	55,225
Shareholder report expenses	16,052
Trustees’ fees and expenses	3,064
Other fees and expenses	6,708
Total expenses	783,470
Less: Fee waivers and/or expense reimbursements
Fund-level	(142,048)
Class A	(16,844)
Class C	(1,950)
Class R6	(12)
Institutional Class	(4,340)
Net expenses	618,276
Net investment income	3,620,484
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(2,671,027)
Net change in unrealized gains (losses) on investments	7,893,735
Net realized and unrealized gains (losses) on investments	5,222,708
Net increase in net assets resulting from operations	$8,843,192
1 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
16 | Allspring High Yield Municipal Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
Operations
Net investment income		$3,620,484		$8,607,099
Net realized losses on investments		(2,671,027)		(425,136)
Net change in unrealized gains (losses) on investments		7,893,735		(8,864,804)
Net increase (decrease) in net assets resulting from operations		8,843,192		(682,841)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(978,865)		(2,000,647)
Class C		(112,127)		(234,590)
Class R6		(11,370)		(8,739)
Administrator Class		(52,720)[1]		(245,352)
Institutional Class		(3,425,144)		(6,175,838)
Total distributions to shareholders		(4,580,226)		(8,665,166)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	582,770	5,414,477	1,347,626	12,839,119
Class C	33,917	310,950	197,465	1,883,472
Class R6	45	423	47,724	450,680
Administrator Class	29,621 [1]	266,304 [1]	58,012	547,150
Institutional Class	2,806,829	25,760,211	7,843,867	74,056,510
		31,752,365		89,776,931
Reinvestment of distributions
Class A	103,640	954,666	206,548	1,959,456
Class C	12,067	111,152	24,651	233,796
Class R6	1,226	11,306	938	8,769
Administrator Class	4,732 [1]	42,544 [1]	25,766	244,442
Institutional Class	369,556	3,402,959	650,970	6,164,997
		4,522,627		8,611,460
Payment for shares redeemed
Class A	(846,066)	(7,793,539)	(1,371,940)	(12,923,398)
Class C	(101,673)	(932,768)	(210,166)	(1,982,127)
Class R6	(1,156)	(10,665)	(812)	(7,570)
Administrator Class	(7,754)[1]	(69,925)[1]	(81,132)	(769,213)
Institutional Class	(4,253,647)	(39,250,183)	(4,439,263)	(41,358,305)
		(48,057,080)		(57,040,613)
1 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 17

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(616,645)[2]	$(5,697,610)[2]	0	$0
Institutional Class	616,992 [2]	5,697,610 [2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		(11,782,088)		41,347,778
Total increase (decrease) in net assets		(7,519,122)		31,999,771
Net assets
Beginning of period		195,093,854		163,094,083
End of period		$187,574,732		$195,093,854
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
18 | Allspring High Yield Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.14	$9.56	$9.42	$9.56	$11.16	$10.43
Net investment income	0.16 [1]	0.41 [1]	0.41 [1]	0.39 [1]	0.38	0.41
Net realized and unrealized gains (losses) on investments	0.25	(0.42)	0.15	(0.14)	(1.56)	0.73
Total from investment operations	0.41	(0.01)	0.56	0.25	(1.18)	1.14
Distributions to shareholders from
Net investment income	(0.21)	(0.41)	(0.42)	(0.39)	(0.38)	(0.41)
Net realized gains	0.00	0.00	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.21)	(0.41)	(0.42)	(0.39)	(0.42)	(0.41)
Net asset value, end of period	$9.34	$9.14	$9.56	$9.42	$9.56	$11.16
Total return[2]	4.53%	(0.16)%	6.22%	2.71%	(10.84)%	10.98%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.02%	1.07%	1.07%	1.10%	1.14%
Net expenses	0.80%	0.79%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.52%	4.30%	4.48%	4.13%	3.61%	3.74%
Supplemental data
Portfolio turnover rate	14%	15%	33%	24%	30%	55%
Net assets, end of period (000s omitted)	$43,108	$43,637	$43,935	$41,963	$37,138	$37,514

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.14	$9.56	$9.42	$9.56	$11.16	$10.44
Net investment income	0.13 [1]	0.34 [1]	0.34 [1]	0.32 [1]	0.30	0.32
Net realized and unrealized gains (losses) on investments	0.25	(0.42)	0.15	(0.14)	(1.55)	0.72
Total from investment operations	0.38	(0.08)	0.49	0.18	(1.25)	1.04
Distributions to shareholders from
Net investment income	(0.18)	(0.34)	(0.35)	(0.32)	(0.31)	(0.32)
Net realized gains	0.00	0.00	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.18)	(0.34)	(0.35)	(0.32)	(0.35)	(0.32)
Net asset value, end of period	$9.34	$9.14	$9.56	$9.42	$9.56	$11.16
Total return[2]	4.14%	(0.92)%	5.43%	1.94%	(11.51)%	10.14%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.77%	1.79%	1.80%	1.84%	1.89%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	2.77%	3.55%	3.72%	3.39%	2.84%	3.02%
Supplemental data
Portfolio turnover rate	14%	15%	33%	24%	30%	55%
Net assets, end of period (000s omitted)	$5,777	$6,161	$6,335	$7,185	$6,435	$8,471

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
20 | Allspring High Yield Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.15	$9.59	$9.44	$9.59	$11.16	$10.44
Net investment income	0.18 [1]	0.44 [1]	0.44 [1]	0.42 [1]	0.42	0.44
Net realized and unrealized gains (losses) on investments	0.24	(0.44)	0.16	(0.15)	(1.55)	0.71
Total from investment operations	0.42	0.00	0.60	0.27	(1.13)	1.15
Distributions to shareholders from
Net investment income	(0.22)	(0.44)	(0.45)	(0.42)	(0.40)	(0.43)
Net realized gains	0.00	0.00	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.22)	(0.44)	(0.45)	(0.42)	(0.44)	(0.43)
Net asset value, end of period	$9.35	$9.15	$9.59	$9.44	$9.59	$11.16
Total return[2]	4.69%	(0.08)%	6.65%	2.90%	(10.53)%	11.28%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.65%	0.69%	0.69%	0.72%	0.76%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.82%	4.74%	4.78%	4.43%	3.91%	4.07%
Supplemental data
Portfolio turnover rate	14%	15%	33%	24%	30%	55%
Net assets, end of period (000s omitted)	$474	$462	$26	$24	$23	$26

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.13	$9.56	$9.42	$9.56	$11.15	$10.43
Net investment income	0.18 [1]	0.43 [1]	0.44 [1]	0.42 [1]	0.41	0.43
Net realized and unrealized gains (losses) on investments	0.25	(0.43)	0.15	(0.14)	(1.55)	0.72
Total from investment operations	0.43	0.00	0.59	0.28	(1.14)	1.15
Distributions to shareholders from
Net investment income	(0.22)	(0.43)	(0.45)	(0.42)	(0.41)	(0.43)
Net realized gains	0.00	0.00	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.22)	(0.43)	(0.45)	(0.42)	(0.45)	(0.43)
Net asset value, end of period	$9.34	$9.13	$9.56	$9.42	$9.56	$11.15
Total return[2]	4.78%	(0.03)%	6.49%	2.97%	(10.54)%	11.15%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.70%	0.75%	0.74%	0.77%	0.81%
Net expenses	0.54%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.77%	4.56%	4.73%	4.40%	3.87%	4.00%
Supplemental data
Portfolio turnover rate	14%	15%	33%	24%	30%	55%
Net assets, end of period (000s omitted)	$138,216	$139,440	$107,178	$94,747	$56,771	$44,440

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Municipal Bond Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring High Yield Municipal Bond Fund | 23

Notes to financial statements (unaudited)
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $190,248,117 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,750,558
Gross unrealized losses	(6,877,209)
Net unrealized losses	$(5,126,651)
As of June 30, 2025, the Fund had capital loss carryforwards which consisted of $2,701,655 in short-term capital losses and $1,715,957 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$184,565,677	$0	$184,565,677
Short-term investments
Investment companies	555,789	0	0	555,789
Total assets	$555,789	$184,565,677	$0	$185,121,466
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
24 | Allspring High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the six months ended December 31, 2025, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.80%
Class C	1.55
Class R6	0.50
Institutional Class	0.55
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2025, Allspring Funds Distributor received $362 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2025.
Allspring High Yield Municipal Bond Fund | 25

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $4,000,000, $8,065,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2025 were $26,446,503 and $33,087,413, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
26 | Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring High Yield Municipal Bond Fund | 27

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

28 | Allspring High Yield Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3364 12-25

Allspring Alternative Risk Premia Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring Alternative Risk Premia Fund | 1

Consolidated portfolio of investments—December 31, 2025 (unaudited)
Consolidated portfolio of investments

	Yield	Shares	Value
Short-term investments: 92.92%
Investment companies: 23.96%
Allspring Government Money Market Fund Select Class♠∞*	3.71%	26,402,506	$26,402,506

			Maturity date	Principal
U.S. Treasury securities: 68.96%
U.S. Treasury Bills☼		3.58	1-15-2026	$20,000,000	19,974,438
U.S. Treasury Bills☼		3.63	3-19-2026	5,000,000	4,962,774
U.S. Treasury Bills☼		3.64	3-12-2026	30,000,000	29,796,084
U.S. Treasury Bills☼		3.76	1-22-2026	21,300,000	21,257,952
					75,991,248
Total short-term investments (Cost $102,368,120)					102,393,754
Total investments in securities (Cost $102,368,120)	92.92%				102,393,754
Other assets and liabilities, net	7.08				7,804,763
Total net assets	100.00%				$110,198,517

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,707,904	$112,420,281	$(97,725,679)	$0	$0	$26,402,506	26,402,506	$403,520
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	19,999,701	AUD	30,155,000	Goldman Sachs International	3-18-2026	$0	$(125,909)
BRL	76,433,000	USD	13,632,926	Goldman Sachs International	3-18-2026	82,049	0
CAD	8,238,000	USD	5,972,595	Goldman Sachs International	3-18-2026	48,920	0
USD	22,255,223	CHF	17,684,000	Goldman Sachs International	3-18-2026	0	(240,189)
CLP	3,855,912,000	USD	4,177,677	Goldman Sachs International	3-18-2026	109,087	0
USD	10,685,182	CZK	222,177,000	Goldman Sachs International	3-18-2026	0	(134,454)
EUR	9,758,000	USD	11,412,859	Goldman Sachs International	3-18-2026	93,410	0
GBP	12,541,000	USD	16,703,734	Goldman Sachs International	3-18-2026	197,816	0
HUF	2,238,135,000	USD	6,753,168	Goldman Sachs International	3-18-2026	57,767	0
INR	793,894,000	USD	8,762,434	Goldman Sachs International	3-18-2026	21,900	0
USD	11,219,108	JPY	1,739,893,000	Goldman Sachs International	3-18-2026	42,546	0
USD	27,390,124	KRW	40,115,575,000	Goldman Sachs International	3-18-2026	0	(536,215)
The accompanying notes are an integral part of these consolidated financial statements.
2 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
MXN	78,496,000	USD	4,270,729	Goldman Sachs International	3-18-2026	$57,504	$0
NOK	12,858,000	USD	1,265,377	Goldman Sachs International	3-18-2026	9,914	0
NZD	29,918,000	USD	17,350,944	Goldman Sachs International	3-18-2026	0	(79,068)
PLN	17,812,000	USD	4,901,756	Goldman Sachs International	3-18-2026	57,858	0
SEK	37,297,000	USD	4,021,890	Goldman Sachs International	3-18-2026	44,634	0
ZAR	261,737,000	USD	15,284,805	Goldman Sachs International	3-18-2026	440,413	0
IDR	224,716,000,000	USD	13,439,952	Goldman Sachs International	3-25-2026	23,024	0
						$1,286,842	$(1,115,835)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	36	1-16-2026	$3,443,749	$3,449,729	$5,980	$0
LME Copper Futures**	6	1-19-2026	1,679,819	1,869,899	190,080	0
LME Lead Futures**	45	1-19-2026	2,227,784	2,228,153	369	0
LME Primary Aluminum Futures**	17	1-19-2026	1,192,262	1,265,990	73,728	0
LME Zinc Futures**	28	1-19-2026	2,143,062	2,165,492	22,430	0
Light Sweet Crude Oil Futures**	19	1-20-2026	1,120,105	1,090,980	0	(29,125)
Brent Crude Oil Futures**	23	1-30-2026	1,438,769	1,399,550	0	(39,219)
NY Harbor ULSD Futures**	25	1-30-2026	2,242,007	2,227,575	0	(14,432)
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	47	1-30-2026	3,425,063	3,385,410	0	(39,653)
Gas Oil Futures**	52	2-12-2026	3,378,302	3,224,000	0	(154,302)
Gold 100 Troy Ounces Futures**	6	2-25-2026	2,559,320	2,604,660	45,340	0
Live Cattle Futures**	18	2-27-2026	1,494,243	1,667,520	173,277	0
TOPIX Index	1	3-12-2026	215,117	217,920	2,803	0
Soybean Futures**	21	3-13-2026	1,189,987	1,099,875	0	(90,112)
10-Year Australian Bond	529	3-16-2026	38,672,485	38,650,957	0	(21,528)
LME Copper Futures**	6	3-16-2026	1,722,510	1,866,075	143,565	0
C Coffee Futures**	23	3-19-2026	3,201,478	3,007,969	0	(193,509)
S&P ASX Share Price Index 200	24	3-19-2026	3,453,573	3,473,957	20,384	0
S&P/TSX 60 Index	14	3-19-2026	3,781,278	3,798,273	16,995	0
10-Year Canadian Bond	93	3-20-2026	8,289,333	8,192,510	0	(96,823)
DAX Index	3	3-20-2026	2,149,744	2,176,177	26,433	0
E-Mini Russell 2000 Index	2	3-20-2026	257,315	249,800	0	(7,515)
Euro STOXX 50 Index	48	3-20-2026	3,255,208	3,294,885	39,677	0
FTSE 100 Index	35	3-20-2026	4,623,070	4,689,992	66,922	0
MSCI Emerging Markets Index	4	3-20-2026	277,290	282,280	4,990	0
Short
LME Copper Futures**	(6)	1-19-2026	(1,729,466)	(1,869,899)	0	(140,433)
LME Lead Futures**	(45)	1-19-2026	(2,225,302)	(2,228,153)	0	(2,851)
LME Nickel Futures**	(17)	1-19-2026	(1,500,959)	(1,687,648)	0	(186,689)
LME Primary Aluminum Futures**	(6)	1-19-2026	(432,867)	(446,820)	0	(13,953)
Henry Hub Natural Gas Futures**	(5)	1-28-2026	(184,490)	(184,300)	190	0
Lean Hogs Futures**	(60)	2-13-2026	(1,894,909)	(2,042,400)	0	(147,491)
LME Lead Futures**	(45)	2-16-2026	(2,241,708)	(2,247,413)	0	(5,705)
Number 11 World Sugar Futures**	(110)	2-27-2026	(1,830,709)	(1,849,232)	0	(18,523)
10-Year Euro BUND Index	(206)	3-6-2026	(31,151,862)	(30,883,574)	268,288	0
Number 2 Cotton Futures**	(151)	3-9-2026	(4,891,270)	(4,852,385)	38,885	0
10-Year Japanese Bond	(36)	3-13-2026	(30,614,974)	(30,431,307)	183,667	0
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 3

Consolidated portfolio of investments—December 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
Corn Futures**	(226)	3-13-2026	$(4,961,909)	$(4,974,825)	$0	$(12,916)
Hard Red Winter Wheat Futures**	(134)	3-13-2026	(3,519,000)	(3,448,825)	70,175	0
Soybean Meal Futures**	(100)	3-13-2026	(3,163,645)	(2,994,000)	169,645	0
Soybean Oil Futures**	(83)	3-13-2026	(2,648,538)	(2,418,288)	230,250	0
Wheat Futures**	(90)	3-13-2026	(2,426,306)	(2,281,500)	144,806	0
10-Year U.S. Treasury Notes	(325)	3-20-2026	(36,688,586)	(36,542,188)	146,398	0
E-Mini NASDAQ 100 Index	(1)	3-20-2026	(509,238)	(509,135)	103	0
E-Mini S&P 500 Index	(2)	3-20-2026	(688,860)	(689,250)	0	(390)
Long Gilt Futures	(192)	3-27-2026	(23,475,928)	(23,647,150)	0	(171,222)
					$2,085,380	$(1,386,391)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.
4 | Allspring Alternative Risk Premia Fund

Consolidated statement of assets and liabilities—December 31, 2025 (unaudited)
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $75,965,614)	$75,991,248
Investments in affiliated securities, at value (cost $26,402,506)	26,402,506
Cash at broker segregated for futures contracts	7,695,297
Foreign currency, at value (cost $31)	83
Unrealized gains on forward foreign currency contracts	1,286,842
Receivable for daily variation margin on open futures contracts	265,919
Receivable for interest	82,681
Prepaid expenses and other assets	104,804
Total assets	111,829,380
Liabilities
Unrealized losses on forward foreign currency contracts	1,115,835
Payable for daily variation margin on open futures contracts	303,188
Management fee payable	36,504
Administration fees payable	2,883
Trustees’ fees and expenses payable	2,346
Accrued expenses and other liabilities	170,107
Total liabilities	1,630,863
Total net assets	$110,198,517
Net assets consist of
Paid-in capital	$109,586,010
Total distributable earnings	612,507
Total net assets	$110,198,517
Computation of net asset value per share
Net assets–Class R6	$110,164,316
Shares outstanding–Class R6[1]	13,487,264
Net asset value per share–Class R6	$8.17
Net assets–Institutional Class	$34,201
Shares outstanding–Institutional Class[1]	4,198
Net asset value per share–Institutional Class	$8.15
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 5

Consolidated Statement of operations — six months ended December 31, 2025 (unaudited)
Consolidated statement of operations
Investment income
Interest	$1,737,582
Income from affiliated securities	403,520
Total investment income	2,141,102
Expenses
Management fee	321,690
Administration fees
Class R6	16,079
Institutional Class	22
Custody and accounting fees	49,619
Professional fees	45,658
Registration fees	14,704
Shareholder report expenses	8,340
Trustees’ fees and expenses	2,636
Other fees and expenses	2,972
Total expenses	461,720
Less: Fee waivers and/or expense reimbursements
Fund-level	(129,291)
Net expenses	332,429
Net investment income	1,808,673
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	1,285
Foreign currency and foreign currency translations	6,119
Forward foreign currency contracts	3,427,720
Futures contracts	3,153,153
Net realized gains on investments	6,588,277
Net change in unrealized gains (losses) on
Unaffiliated securities	36,730
Foreign currency and foreign currency translations	1
Forward foreign currency contracts	397,335
Futures contracts	584,714
Net change in unrealized gains (losses) on investments	1,018,780
Net realized and unrealized gains (losses) on investments	7,607,057
Net increase in net assets resulting from operations	$9,415,730
The accompanying notes are an integral part of these consolidated financial statements.
6 | Allspring Alternative Risk Premia Fund

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Six months ended December 31, 2025 (unaudited)		Year ended June 30, 2025
Operations
Net investment income		$1,808,673		$4,370,445
Net realized gains (losses) on investments		6,588,277		(711,680)
Net change in unrealized gains (losses) on investments		1,018,780		(2,405,143)
Net increase in net assets resulting from operations		9,415,730		1,253,622
Distributions to shareholders from
Net investment income and net realized gains
Class R6		(7,452,076)		(3,802,786)
Institutional Class		(2,287)		(1,023)
Total distributions to shareholders		(7,454,363)		(3,803,809)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	1,753	14,942	449,236	3,646,997
Reinvestment of distributions
Class R6	911,012	7,452,076	464,321	3,802,786
Institutional Class	280	2,287	125	1,023
		7,454,363		3,803,809
Payment for shares redeemed
Class R6	0	0	(2,451,415)	(20,685,661)
		0		(20,685,661)
Net increase (decrease) in net assets resulting from capital share transactions		7,469,305		(13,234,855)
Total increase (decrease) in net assets		9,430,672		(15,785,042)
Net assets
Beginning of period		100,767,845		116,552,887
End of period		$110,198,517		$100,767,845
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 7

Consolidated financial highlights
Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.01	$8.26	$8.26	$9.13	$8.46	$8.02
Net investment income (loss)	0.14 [1]	0.32 [1]	0.37 [1]	0.33	(0.11)	(0.05)[1]
Payment from affiliate	0.00	0.00	0.00	0.02	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.61	(0.29)	0.00	0.01	0.78	0.49
Total from investment operations	0.75	0.03	0.37	0.36	0.67	0.44
Distributions to shareholders from
Net investment income	(0.59)	(0.28)	(0.37)	(0.83)	0.00	0.00
Net realized gains	0.00	0.00	0.00	(0.40)	0.00	0.00
Total distributions to shareholders	(0.59)	(0.28)	(0.37)	(1.23)	0.00	0.00
Net asset value, end of period	$8.17	$8.01	$8.26	$8.26	$9.13	$8.46
Total return[2]	9.39%	0.27%	4.71%	4.44%*	7.92%	5.49%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.93%	1.39%	1.48%	1.15%	1.09%
Net expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	3.37%	3.94%	4.53%	2.56%	(0.56)%	(0.58)%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$110,164	$100,737	$116,522	$36,891	$54,205	$72,039

*	For year ended June 30, 2023, the Fund received a payment from an affiliate that had an impact of 0.25% on total return.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
8 | Allspring Alternative Risk Premia Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2025 (unaudited)	Year ended June 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.99	$8.23	$8.23	$9.10	$8.44	$8.02
Net investment income (loss)	0.14 [1]	0.32 [1]	0.35 [1]	0.29	(0.10)	(0.05)
Payment from affiliate	0.00	0.00	0.00	0.02	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.60	(0.29)	0.01	0.05	0.76	0.47
Total from investment operations	0.74	0.03	0.36	0.36	0.66	0.42
Distributions to shareholders from
Net investment income	(0.58)	(0.27)	(0.36)	(0.83)	0.00	0.00
Net realized gains	0.00	0.00	0.00	(0.40)	0.00	0.00
Total distributions to shareholders	(0.58)	(0.27)	(0.36)	(1.23)	0.00	0.00
Net asset value, end of period	$8.15	$7.99	$8.23	$8.23	$9.10	$8.44
Total return[2]	9.30%	0.29%	4.63%	4.43%*	7.82%	5.24%
Ratios to average net assets (annualized)
Gross expenses	0.97%	1.03%	1.92%	1.62%	1.35%	1.21%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	3.26%	3.88%	4.34%	2.65%	(0.53)%	(0.68)%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$34	$31	$31	$951	$933	$21

*	For year ended June 30, 2023, the Fund received a payment from an affiliate that had an impact of 0.25% on total return.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 9

Notes to consolidated financial statements (unaudited)
Notes to consolidated financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Alternative Risk Premia Fund ( the “Fund”) which is a diversified series of the Trust.
2.INVESTMENT IN SUBSIDIARY
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2025, the Subsidiary had $13,124,146 of investments in affiliates and cash at broker segregated for futures contacts representing 99.33% of its net assets. As of December 31, 2025, the Fund held $13,212,545 in the Subsidiary, representing 13.62% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated portfolio of investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
10 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and commodity prices and is subject to interest rate risk, equity price risk and commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated statement of assets and liabilities. Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter (“OTC”) market (“OTC swaps”) or centrally cleared with a central clearinghouse.
The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated  statement of assets and liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Consolidated statement of assets and liabilities. Payments received or paid are recorded in the Consolidated statement of operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated statement of operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities and/or futures contracts without owning such securities and/or futures contracts. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and  dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts in the Consolidated statement of operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk  associated with the reference securities in the basket.
Allspring Alternative Risk Premia Fund | 11

Notes to consolidated financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $102,496,339 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,397,856
Gross unrealized losses	(2,630,445)
Net unrealized gains	$767,411
As of June 30, 2025, the Fund had capital loss carryforwards which consisted of $2,342,525 in short-term capital losses and $2,080,500 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$26,402,506	$0	$0	$26,402,506
U.S. Treasury securities	75,991,248	0	0	75,991,248
	102,393,754	0	0	102,393,754
Forward foreign currency contracts	0	1,286,842	0	1,286,842
Futures contracts	2,085,380	0	0	2,085,380
Total assets	$104,479,134	$1,286,842	$0	$105,765,976
Liabilities
Forward foreign currency contracts	$0	$1,115,835	$0	$1,115,835
Futures contracts	1,386,391	0	0	1,386,391
Total liabilities	$1,386,391	$1,115,835	$0	$2,502,226
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated  portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Consolidated  statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
5.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.575
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended December 31, 2025, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subavisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Alternative Risk Premia Fund | 13

Notes to consolidated financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class R6	0.03%
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class R6	0.62%
Institutional Class	0.72
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended December 31, 2025.
6.INVESTMENT PORTFOLIO TRANSACTIONS
For the six months December 31, 2025, the Fund did not have any purchases and sales of securities, excluding any short-term securities.
7.DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2025, in order to provide investors with exposure to sources of excess return (known as alternative risk premia), the Fund and the Subsidiary entered into both long and short positions in equities, fixed income, currencies and commodities directly or with derivatives. The derivative holdings included futures contracts and forward foreign currency contracts.
The volume of the Fund’s derivative activity during the six months ended December 31, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$163,519,638
Average contract amounts to sell	152,035,934
Futures contracts
Average notional balance on long futures	$110,119,114
Average notional balance on short futures	113,899,365
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of December 31, 2025 by primary risk type on the Consolidated statement of assets and liabilities was as follows for the Fund:
14 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
	Interest rate risk	Commodity risk	Equity risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$0	$1,286,842	$1,286,842
Futures contracts	598,353 *	1,302,740 *	184,287 *	0	2,085,380
	$598,353	$1,302,740	$184,287	$1,286,842	$3,372,222
Liability derivatives
Forward foreign currency contracts	$0	$0	$0	$1,115,835	$1,115,835
Futures contracts	289,573 *	1,088,913 *	7,905 *	0	1,386,391
	$289,573	$1,088,913	$7,905	$1,115,835	$2,502,226

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  portfolio of investments. For futures contracts, only the current day’s variation margin as of December 31, 2025 is reported separately on the Consolidated  statement of assets and liabilities.

The effect of derivative instruments on the Consolidated statement of operations for the six months ended December 31, 2025 was as follows:
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$3,427,720	$3,427,720
Futures contracts	288,793	1,260,927	1,603,433	0	3,153,153
	$288,793	$1,260,927	$1,603,433	$3,427,720	$6,580,873
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$397,335	$397,335
Futures contracts	156,302	376,529	51,883	0	584,714
	$156,302	$376,529	$51,883	$397,335	$982,049
For certain types of derivative transactions, the Fund and the Subsidiary have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund and the Subsidiary to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund and the Subsidiary under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Consolidated  portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Goldman Sachs International	$1,286,842	$(1,115,835)	$0	$171,007

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Goldman Sachs International	$1,115,835	$(1,115,835)	$0	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
Allspring Alternative Risk Premia Fund | 15

Notes to consolidated financial statements (unaudited)
8.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2025, there were no borrowings by the Fund under the agreement.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Consolidated statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
16 | Allspring Alternative Risk Premia Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Alternative Risk Premia Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Consolidated statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

18 | Allspring Alternative Risk Premia Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4816 12-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date:	February 25, 2026

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date:	February 25, 2026